UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Insurance Series®
Global Growth Fund
Investment portfolio
September 30, 2016
unaudited
Common stocks 95.76% Information technology 27.20%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	34,285,000	$201,073
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	710,000	21,719
Nintendo Co., Ltd.[1]	617,600	163,421
ASML Holding NV1	675,542	74,079
ASML Holding NV (New York registered)	516,176	56,563
Alphabet Inc., Class A2	77,600	62,395
Alphabet Inc., Class C2	63,852	49,632
Facebook, Inc., Class A2	739,685	94,879
Murata Manufacturing Co., Ltd.[1]	704,000	91,826
Alibaba Group Holding Ltd. (ADR)[2]	781,050	82,627
Visa Inc., Class A	998,800	82,601
Microsoft Corp.	1,365,000	78,624
Nokia Corp.[1]	12,783,507	73,976
Broadcom Ltd.	392,200	67,662
Tencent Holdings Ltd.[1]	1,800,000	49,875
Accenture PLC, Class A	364,951	44,586
Intel Corp.	1,059,500	39,996
AAC Technologies Holdings Inc.[1]	3,541,540	35,863
Apple Inc.	206,000	23,288
TE Connectivity Ltd.	347,500	22,372
Naver Corp.[1]	27,000	21,674
Akamai Technologies, Inc.[2]	283,000	14,996
VeriSign, Inc.[2]	175,000	13,692
TDK Corp.[1]	162,000	10,836
Tech Mahindra Ltd.[1]	1,319,000	8,333
		1,486,588
Consumer discretionary 22.06%
Amazon.com, Inc.[2]	430,150	360,169
Home Depot, Inc.	1,038,100	133,583
Priceline Group Inc.[2]	62,645	92,181
Ulta Salon, Cosmetics & Fragrance, Inc.[2]	278,300	66,230
Industria de Diseño Textil, SA1	1,723,000	63,872
McDonald’s Corp.	504,000	58,141
Naspers Ltd., Class N1	221,000	38,301
NIKE, Inc., Class B	684,000	36,013
ASOS PLC[1,2]	502,304	31,570
Kroton Educacional SA, ordinary nominative	6,747,900	30,688
Sodexo SA1	200,000	23,804
CBS Corp., Class B	424,000	23,210
Burberry Group PLC[1]	1,289,612	23,079
Pearson PLC[1]	2,110,000	20,611
Christian Dior SE1	111,900	20,051
MGM Resorts International[2]	758,024	19,731
Dixons Carphone PLC[1]	4,058,000	19,410
Liberty Global PLC, Class C2	351,465	11,612
Liberty Global PLC, Class A2	108,449	3,707
American Funds Insurance Series — Global Growth Fund — Page 1 of 189

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Liberty Global PLC LiLAC, Class C2	43,851	$1,230
Liberty Global PLC LiLAC, Class A2	13,531	373
Suzuki Motor Corp.[1]	480,000	16,069
Hyundai Mobis Co., Ltd.[1]	63,530	15,906
Publicis Groupe SA1	184,865	13,980
Tiffany & Co.	190,000	13,800
Mahindra & Mahindra Ltd.[1]	562,000	11,900
Steinhoff International Holdings NV1	2,000,000	11,479
PANDORA AS1	84,500	10,246
MGM China Holdings Ltd.[1]	5,212,000	9,145
Johnson Controls, Inc.	181,450	8,443
Sony Corp.[1]	243,000	7,940
Cie. Financière Richemont SA, Class A1	121,450	7,395
Hermès International[1]	3,910	1,591
		1,205,460
Health care 15.87%
Novo Nordisk A/S, Class B1	3,757,870	156,573
Regeneron Pharmaceuticals, Inc.[2]	290,700	116,867
Vertex Pharmaceuticals Inc.[2]	1,219,194	106,326
UnitedHealth Group Inc.	551,500	77,210
Express Scripts Holding Co.[2]	722,500	50,958
Merck & Co., Inc.	760,500	47,463
Sartorius AG, non-registered shares, non-voting preferred[1]	568,400	47,307
Boston Scientific Corp.[2]	1,979,200	47,105
Novartis AG1	530,000	41,680
Bayer AG1	349,300	35,085
Essilor International[1]	256,817	33,120
AstraZeneca PLC[1]	501,500	32,487
Medtronic PLC	332,000	28,685
CSL Ltd.[1]	171,000	14,043
Juno Therapeutics, Inc.[2]	430,000	12,904
China Biologic Products, Inc.[2]	84,700	10,544
Aetna Inc.	77,000	8,890
		867,247
Financials 8.84%
AIA Group Ltd.[1]	15,387,900	103,101
JPMorgan Chase & Co.	1,034,520	68,889
Indiabulls Housing Finance Ltd.[1]	3,523,000	43,963
Prudential PLC[1]	1,914,934	33,987
ICICI Bank Ltd.[1]	8,125,000	30,948
Housing Development Finance Corp. Ltd.[1]	1,120,000	23,517
ORIX Corp.[1]	1,590,000	23,461
AXA SA1	1,046,000	22,255
Chubb Ltd.	167,000	20,983
Berkshire Hathaway Inc., Class A2	71	15,352
Bankinter, SA1	1,969,000	14,006
Svenska Handelsbanken AB, Class A1	902,000	12,387
BlackRock, Inc.	34,000	12,324
Banco Santander, SA1	2,678,200	11,843
CME Group Inc., Class A	108,000	11,288
Shinsei Bank, Ltd.[1]	6,401,000	9,677
GT Capital Holdings, Inc.[1]	320,000	9,490
American Funds Insurance Series — Global Growth Fund — Page 2 of 189

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Itaú Unibanco Holding SA, preferred nominative	750,000	$8,191
BNP Paribas SA1	147,000	7,558
		483,220
Consumer staples 6.12%
Associated British Foods PLC[1]	2,435,000	82,059
Pernod Ricard SA1	478,739	56,643
Kao Corp.[1]	733,000	41,287
British American Tobacco PLC[1]	458,000	29,290
Nestlé SA1	360,000	28,366
Seven & i Holdings Co., Ltd.[1]	536,000	25,331
Alimentation Couche-Tard Inc., Class B	335,000	16,235
Shoprite Holdings Ltd.[1]	900,000	12,569
Lenta Ltd. (GDR)[1,2,3]	1,211,900	9,817
Lenta Ltd. (GDR)[1,2]	334,100	2,706
Coca-Cola Enterprises, Inc.	277,000	11,052
Procter & Gamble Co.	113,000	10,142
Coca-Cola HBC AG (CDI)[1]	375,000	8,703
		334,200
Energy 4.04%
Reliance Industries Ltd.[1]	3,325,000	54,248
Seven Generations Energy Ltd., Class A2	1,481,325	35,657
Enbridge Inc. (CAD denominated)	761,681	33,476
Schlumberger Ltd.	365,260	28,724
EOG Resources, Inc.	275,000	26,595
Royal Dutch Shell PLC, Class B1	653,706	16,961
LUKOIL Oil Co. PJSC (ADR)[1]	306,700	14,909
Oil Search Ltd.[1]	1,889,897	10,341
		220,911
Industrials 3.96%
Airbus Group SE, non-registered shares[1]	753,223	45,561
KONE Oyj, Class B1	880,000	44,650
NIBE Industrier AB, Class B1	3,656,000	32,518
ASSA ABLOY AB, Class B1	1,410,000	28,630
Ryanair Holdings PLC (ADR)	360,637	27,059
IDEX Corp.	160,000	14,971
Boeing Co.	67,000	8,827
Caterpillar Inc.	90,000	7,989
Ingersoll-Rand PLC	90,000	6,115
		216,320
Telecommunication services 1.67%
SoftBank Group Corp.[1]	1,176,000	76,183
Vodafone Group PLC[1]	5,165,000	14,810
		90,993
Materials 1.00%
Praxair, Inc.	160,000	19,333
Glencore PLC[1,2]	4,000,000	10,966
FMC Corp.	171,000	8,266
American Funds Insurance Series — Global Growth Fund — Page 3 of 189

unaudited
Common stocks Materials (continued)	Shares	Value (000)
E.I. du Pont de Nemours and Co.	122,400	$8,197
Air Liquide SA, non-registered shares[1]	72,000	7,715
		54,477
Miscellaneous 5.00%
Other common stocks in initial period of acquisition		273,423
Total common stocks (cost: $3,846,965,000)		5,232,839
Bonds, notes & other debt instruments 0.04% U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%	Principal amount (000)
U.S. Treasury 0.875% 2017	$2,000	2,004
Total bonds, notes & other debt instruments (cost: $2,002,000)		2,004
Short-term securities 4.77%
Bank of Nova Scotia 1.03% due 1/17/2017[3]	22,200	22,139
BNP Paribas, New York Branch 0.27% due 10/3/2016	6,000	6,000
CPPIB Capital Inc. 0.55% due 12/7/2016[3]	40,000	39,958
Fannie Mae 0.35% due 12/16/2016	35,300	35,279
Federal Home Loan Bank 0.29%–0.55% due 10/4/2016–5/1/2017	107,400	107,326
John Deere Financial Ltd. 0.46% due 10/4/2016[3]	10,000	10,000
Toronto-Dominion Holdings USA Inc. 1.07% due 1/24/2017[3]	23,700	23,627
Victory Receivables Corp. 0.65% due 10/5/2016[3]	16,400	16,399
Total short-term securities (cost: $260,698,000)		260,728
Total investment securities 100.57% (cost: $4,109,665,000)		5,495,571
Other assets less liabilities (0.57)%		(31,157)
Net assets 100.00%		$5,464,414
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $17,521,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	11/18/2016	Bank of America, N.A.	$5,717	¥581,294	$(27)
American Funds Insurance Series — Global Growth Fund — Page 4 of 189

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,649,280,000, which represented 48.48% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $121,940,000, which represented 2.23% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
¥ = Japanese yen
American Funds Insurance Series — Global Growth Fund — Page 5 of 189

Global Small Capitalization Fund
Investment portfolio
September 30, 2016
unaudited
Common stocks 92.12% Consumer discretionary 18.54%	Shares	Value (000)
Domino’s Pizza, Inc.	335,300	$50,915
Cedar Fair, LP	687,000	39,358
GVC Holdings PLC[1]	4,048,748	38,939
zooplus AG, non-registered shares[1,2]	266,800	38,664
AA PLC[1]	9,674,804	37,081
Tele Columbus AG1,2	3,285,000	28,628
Five Below, Inc.[2]	670,900	27,031
Ted Baker PLC[1]	829,065	26,478
BCA Marketplace PLC[1]	10,400,000	24,264
Lions Gate Entertainment Corp.	1,142,500	22,839
Penske Automotive Group, Inc.	473,000	22,789
Entertainment One Ltd.[1]	7,563,697	22,196
Ladbrokes PLC[1]	11,120,100	20,179
Cyrela Brazil Realty SA, ordinary nominative	6,191,000	19,474
Brinker International, Inc.	381,000	19,214
Belmond Ltd., Class A2	1,503,000	19,103
Taiwan Paiho Ltd.[1]	4,881,000	17,525
Eros International PLC, Class A2	759,296	11,633
Eros International PLC, Class A1,2,3	216,500	3,018
Kyoritsu Maintenance Co.,Ltd.[1]	208,900	13,050
Melco Crown Entertainment Ltd. (ADR)	782,000	12,598
Paddy Power Betfair PLC[1]	106,393	12,035
Whistler Blackcomb Holdings Inc.	415,400	11,842
Melco International Development Ltd.[1]	8,216,000	10,887
Inchcape PLC[1]	1,204,600	10,281
ServiceMaster Global Holdings, Inc.[2]	303,000	10,205
Texas Roadhouse, Inc.	243,500	9,504
Stella International Holdings Ltd.[1]	5,226,000	8,970
ClubCorp Holdings, Inc.	570,000	8,248
Minor International PCL, non-voting depositary receipt (Thailand)[1]	7,230,000	8,174
Tarena International, Inc., Class A (ADR)	528,900	7,658
Tesla Motors, Inc.[2]	35,000	7,141
DineEquity, Inc.	84,920	6,725
Toll Brothers, Inc.[2]	225,000	6,719
B2W - Cia. Digital, ordinary nominative[2]	1,358,569	6,663
Marui Group Co., Ltd.[1]	500,000	6,602
Cie. Plastic Omnium SA1	178,600	5,923
DO & CO AG, non-registered shares[1]	68,190	5,574
SSI Group, Inc.[1,2]	93,136,500	5,476
Hankook Tire Co., Ltd.[1]	101,174	5,469
Brunello Cucinelli SpA[1]	280,865	5,459
Chow Sang Sang Holdings International Ltd.[1]	2,942,000	5,205
Zhongsheng Group Holdings Ltd.[1]	5,067,500	4,837
Elior Group SA1	204,647	4,684
Daily Mail and General Trust PLC, Class A, non-voting[1]	485,000	4,680
Hathway Cable and Datacom Ltd.[1,2]	11,750,000	4,638
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 189

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
ElringKlinger AG1	260,000	$4,612
Talwalkars Better Value Fitness Ltd.[1]	1,020,000	4,247
GfK SE1	116,000	4,041
Greene King PLC[1]	386,600	3,884
American Axle & Manufacturing Holdings, Inc.[2]	202,000	3,478
POLYTEC Holding AG, non-registered shares[1]	364,350	3,270
Cabela’s Inc.[2]	59,400	3,263
I.T Limited[1]	9,630,000	3,140
Lands’ End, Inc.[2]	200,000	2,900
TravelCenters of America LLC[2]	400,000	2,864
Mulberry Group PLC[1]	186,500	2,647
Mothercare PLC[1,2]	1,682,600	2,582
Wowprime Corp.[1]	534,000	2,062
L’Occitane International SA1	879,671	1,757
Premium Leisure Corp.[1]	80,900,000	1,703
Sitoy Group Holdings Ltd.[1]	4,206,000	1,587
William Hill PLC[1]	205,200	809
China Zenix Auto International Ltd. (ADR)[2]	428,500	527
Ten Alps PLC[1,2]	260,000	3
Five Star Travel Corp.[1,2,3]	219,739	2
Phorm Corp. Ltd.[1,2]	24,010,000	—
		747,953
Information technology 16.09%
Qorvo, Inc.[2]	1,783,038	99,387
Inphi Corp.[2]	887,600	38,619
AAC Technologies Holdings Inc.[1]	3,542,061	35,868
Kakaku.com, Inc.[1]	1,725,200	31,151
Zoopla Property Group PLC[1]	6,815,620	28,704
Hamamatsu Photonics KK1	815,753	25,062
Sunny Optical Technology (Group) Co., Ltd.[1]	4,796,000	23,870
Topcon Corp.[1]	1,360,510	19,413
Cypress Semiconductor Corp.	1,529,000	18,593
Silicon Laboratories Inc.[2]	306,000	17,993
VTech Holdings Ltd.[1]	1,539,000	17,596
Gridsum Holding Inc., Class B (ADR)[2]	1,005,000	16,934
Palo Alto Networks, Inc.[2]	105,200	16,762
Moneysupermarket.com Group PLC[1]	4,295,000	16,728
Zebra Technologies Corp., Class A2	225,000	15,662
Lumentum Holdings Inc.[2]	373,140	15,586
Sonus Networks, Inc.[2]	1,864,000	14,502
Semiconductor Manufacturing International Corp.[1,2]	129,191,912	14,485
Finisar Corp.[2]	462,000	13,768
YY Inc., Class A (ADR)[2]	251,500	13,400
Cognex Corp.	250,000	13,215
ON Semiconductor Corp.[2]	1,056,726	13,019
DeNA Co., Ltd.[1]	353,000	12,801
Cray Inc.[2]	536,231	12,623
Tobii AB1,2	1,458,010	12,194
Exa Corp.[2]	720,000	11,556
RIB Software AG1	842,045	10,367
Interactive Intelligence Group, Inc.[2]	166,000	9,983
Delta Electronics (Thailand) PCL[1]	3,667,800	8,424
Rightmove PLC[1]	142,000	7,771
Vanguard International Semiconductor Corp.[1]	3,850,000	7,250
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 189

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Syntel, Inc.[2]	167,000	$6,999
CDW Corp.	140,000	6,402
Viavi Solutions Inc.[2]	844,600	6,242
Semtech Corp.[2]	191,000	5,296
KPIT Technologies Ltd.[1]	2,637,993	4,928
Alten SA, non-registered shares[1]	68,500	4,789
Ixia[2]	115,200	1,440
		649,382
Health care 15.47%
GW Pharmaceuticals PLC (ADR)[2]	687,950	91,312
China Biologic Products, Inc.[2]	503,000	62,613
Insulet Corp.[2]	1,254,033	51,340
Illumina, Inc.[2]	270,400	49,121
athenahealth, Inc.[2]	353,716	44,611
NuVasive, Inc.[2]	574,000	38,263
Ultragenyx Pharmaceutical Inc.[2]	483,768	34,319
bluebird bio, Inc.[2]	485,765	32,925
Hikma Pharmaceuticals PLC[1]	1,039,000	27,193
Sawai Pharmaceutical Co., Ltd.[1]	333,400	23,659
Kite Pharma, Inc.[2]	385,539	21,536
Axovant Sciences Ltd.[2]	1,182,027	16,548
BioMarin Pharmaceutical Inc.[2]	172,000	15,913
Integra LifeSciences Holdings Corp.[2]	186,000	15,354
Myriad Genetics, Inc.[2]	633,417	13,036
McCarthy & Stone PLC[1]	4,236,326	9,164
CONMED Corp.	217,065	8,696
Divi’s Laboratories Ltd.[1]	384,864	7,483
Capio AB1	1,335,214	7,440
Teleflex Inc.	41,400	6,957
Harmonicare Medical Holdings Ltd.[1]	10,401,000	6,261
NantKwest, Inc.[2]	773,700	6,019
Genomma Lab Internacional, SAB de CV, Series B2	5,400,000	5,648
Team Health Holdings, Inc.[2]	167,250	5,446
Hologic, Inc.[2]	108,000	4,194
Novadaq Technologies Inc.[2]	351,500	4,067
Mitra Keluarga Karyasehat Tbk PT1	17,500,000	3,738
EXACT Sciences Corp.[2]	187,950	3,490
Endo International PLC[2]	163,000	3,284
AbbVie Inc.[1,3]	46,159	2,824
Fisher & Paykel Healthcare Corp. Ltd.[1]	269,000	1,965
QRxPharma Ltd.[1,2]	4,129,927	—
		624,419
Industrials 7.34%
International Container Terminal Services, Inc.[1]	30,840,000	49,254
ITT Corp.	823,000	29,496
ABM Industries Inc.	702,600	27,893
Carborundum Universal Ltd.[1]	4,550,430	18,670
AKR Corporindo Tbk PT1	37,356,800	18,535
Clean Harbors, Inc.[2]	348,000	16,697
PARK24 Co., Ltd.[1]	502,000	16,312
NORMA Group SE, non-registered shares[1]	215,718	11,098
Amara Raja Batteries Ltd.[1]	710,712	10,842
Unique Engineering and Construction PCL[1]	20,626,000	9,864
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 189

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Bossard Holding AG1	70,265	$9,251
KEYW Holding Corp.[2]	750,000	8,280
J. Kumar Infraprojects Ltd.[1]	2,901,000	7,979
Alliance Global Group, Inc.[1]	23,370,000	7,653
Geberit AG1	16,500	7,221
PayPoint PLC[1]	520,000	6,956
Johnson Electric Holdings Ltd.[1]	2,378,000	6,106
Gujarat Pipavav Port Ltd.[1]	1,985,000	5,211
Talgo SA1,2	1,037,924	5,036
Boyd Group Income Fund	73,500	4,587
Valmont Industries, Inc.	34,000	4,575
Oshkosh Corp.	76,000	4,256
Landstar System, Inc.	46,600	3,173
Generac Holdings Inc.[2]	80,300	2,915
Rheinmetall AG1	29,000	2,018
CIMC Enric Holdings Ltd.[1]	3,006,000	1,311
TD Power Systems Ltd.[1]	286,208	782
Frigoglass SAIC[1,2]	1,427,939	143
		296,114
Energy 7.01%
InterOil Corp.[2]	1,184,235	60,301
Laredo Petroleum, Inc.[2]	4,534,000	58,489
SM Energy Co.	808,700	31,200
Carrizo Oil & Gas, Inc.[2]	733,473	29,794
Whitecap Resources Inc.	2,638,880	22,045
Tullow Oil PLC[1,2]	5,396,215	17,717
Kosmos Energy Ltd.[2]	1,385,000	8,878
Venture Global LNG, Inc., Class C1,2,3,4	2,760	8,713
Amerisur Resources PLC[1,2]	27,117,360	8,611
Ophir Energy PLC[1,2]	6,652,492	6,646
Lekoil Ltd. (CDI)[1,2]	21,413,600	6,047
Oasis Petroleum Inc.[2]	428,600	4,916
Pason Systems Inc.	351,500	4,498
Golar LNG Ltd.	187,900	3,983
Victoria Oil & Gas PLC[1,2,5]	6,966,560	3,064
Providence Resources PLC[1,2]	22,800,250	2,807
Canadian Overseas Petroleum Ltd.[2]	11,225,000	1,070
Canadian Overseas Petroleum Ltd.[2,3]	8,000,000	762
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2]	6,050,000	588
Africa Oil Corp. (SEK denominated)[1,2]	678,100	1,072
Denbury Resources Inc.[2]	230,000	743
Genel Energy PLC[1,2]	400,600	499
BNK Petroleum Inc.[2]	756,920	124
International Petroleum Ltd.[1,2]	54,894,353	118
African Petroleum Corp. Ltd.[1,2]	336,363	102
Borders & Southern Petroleum PLC[1,2]	2,105,200	51
Circle Oil PLC[1,2]	17,937,000	—
		282,838
Financials 6.76%
Essent Group Ltd.[2]	1,579,064	42,019
Kotak Mahindra Bank Ltd.[1]	3,282,732	38,417
Kemper Corp.	900,000	35,388
Webster Financial Corp.	679,000	25,809
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 189

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Avanza Bank Holding AB1	544,486	$21,501
Shriram Transport Finance Co. Ltd.[1]	959,955	16,813
First Hawaiian, Inc.[2]	592,248	15,908
EFG International AG1	1,916,600	9,394
City Union Bank Ltd.[1]	4,714,341	9,369
Deutsche Pfandbriefbank AG1	869,110	8,124
Endurance Specialty Holdings Ltd.	110,000	7,200
Cerved Information Solutions SPA, non-registered shares[1]	796,199	6,736
Numis Corp. PLC[1]	2,022,302	5,746
Signature Bank[2]	42,000	4,975
Eurobank Ergasias SA1,2	7,665,362	4,399
Permanent TSB Group Holdings PLC[1,2]	1,810,000	4,178
National Bank of Pakistan[1]	5,270,000	3,699
Altisource Residential Corp.	295,700	3,223
Bank of Ireland[1,2]	14,099,515	2,935
BankUnited, Inc.	82,000	2,476
Inversiones La Construcción SA	205,000	2,356
Bolsas y Mercados Españoles, Sociedad Holding de Mercados y Sistemas Financieros, SA1	62,500	1,857
Cathay General Bancorp, Inc.	10,909	336
		272,858
Consumer staples 6.21%
Sprouts Farmers Market, Inc.[2]	3,176,926	65,604
COSMOS Pharmaceutical Corp.[1]	214,200	45,952
SalMar ASA[1]	741,000	22,661
Puregold Price Club, Inc.[1]	24,836,800	21,766
Coca-Cola Icecek AS, Class C1	1,341,000	16,330
Treasury Wine Estates Ltd.[1]	1,834,975	15,527
Hypermarcas SA, ordinary nominative	1,130,000	9,684
Kernel Holding SA1	493,041	7,626
Scandinavian Tobacco Group A/S1	396,000	6,759
Emperador Inc.[1]	45,300,000	6,758
Delfi Ltd.[1]	3,729,800	5,708
Philip Morris CR as1	10,500	5,413
Hyundai Department Store Co., Ltd.[1]	38,500	4,145
Del Monte Pacific Ltd.[1]	16,286,223	4,064
Super Group Ltd.[1]	5,356,700	3,133
Blue Buffalo Pet Products, Inc.[2]	130,800	3,108
PZ Cussons PLC[1]	600,000	2,828
Lenta Ltd. (GDR)[1,2]	240,000	1,944
Stock Spirits Group PLC[1]	746,100	1,492
		250,502
Materials 5.79%
Sirius Minerals Plc[1,2]	79,013,538	33,214
Buzzi Unicem SPA[1]	1,357,000	27,803
Lundin Mining Corp.[2]	7,025,000	27,791
Stillwater Mining Co.[2]	1,615,000	21,576
Kenmare Resources PLC[1,2]	5,148,530	21,371
Time Technoplast Ltd.[1,5]	11,888,000	17,665
AptarGroup, Inc.	170,000	13,160
PolyOne Corp.	350,000	11,833
United States Steel Corp.	582,065	10,978
HudBay Minerals Inc.	2,720,000	10,760
CPMC Holdings Ltd.[1]	11,300,000	5,732
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 189

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Silgan Holdings Inc.	109,000	$5,514
Arkema SA1	56,300	5,208
Mayr-Melnhof Karton AG, non-registered shares[1]	45,300	4,982
Rusoro Mining Ltd.[2]	25,530,432	4,281
Nampak Ltd.[1]	2,938,000	4,169
Hummingbird Resources PLC[1,2]	12,613,000	4,002
Greatview Aseptic Packaging Co. Ltd.[1]	5,000,000	2,669
Huntsman Corp.	68,600	1,116
Indochine Mining Ltd.[1,2,5]	182,998	—
		233,824
Utilities 2.23%
ENN Energy Holdings Ltd.[1]	9,515,700	46,445
CT Environmental Group Ltd.[1]	70,542,000	20,553
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares[1]	4,030,000	11,784
Huadian Fuxin Energy Corp. Ltd., Class H1	20,000,000	4,771
Ratchaburi Electricity Generating Holding PCL[1]	2,300,000	3,371
Energy World Corp. Ltd.[1,2]	10,883,000	1,876
Mytrah Energy Ltd.[1,2]	1,854,700	1,244
Greenko Group PLC[1]	2,280,000	30
		90,074
Real estate 1.46%
WHA Corp. PCL[1,2]	252,031,250	22,799
Land and Houses PCL, non-voting depository receipt[1]	64,638,041	16,767
Land and Houses PCL FR1	4,551,959	1,181
K. Wah International Holdings Ltd.[1]	10,584,172	5,833
Mahindra Lifespace Developers Ltd.[1]	855,356	5,564
Golden Wheel Tiandi Holdings Co. Ltd.[1]	44,930,000	3,496
LSL Property Services PLC[1]	1,190,000	3,293
		58,933
Telecommunication services 0.28%
Indosat Tbk PT1,2	12,616,000	5,825
Zegona Communications PLC[1]	3,081,012	4,425
Hutchison Telecommunications Hong Kong Holdings Ltd.[1]	3,200,000	1,090
		11,340
Miscellaneous 4.94%
Other common stocks in initial period of acquisition		199,337
Total common stocks (cost: $3,345,165,000)		3,717,574
Rights & warrants 0.01% Real estate 0.01%
WHA Corp. PCL, warrants, expire 2020[2]	1,196,182	297
Energy 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 2017[2]	2,555,000	19
Total rights & warrants (cost: $17,000)		316
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 189

unaudited
Bonds, notes & other debt instruments 2.31% U.S. Treasury bonds & notes 1.11% U.S. Treasury 1.11%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2026	$44,680	$44,803
Total U.S. Treasury bonds & notes		44,803
Bonds & notes of governments outside the U.S. 1.01%
Brazil (Federative Republic of) 10.00% 2025	BRL143,000	40,641
Corporate bonds & notes 0.19% Energy 0.19%
Denbury Resources Inc. 9.00% 2021[3]	$3,195	3,363
SM Energy Co. 5.625% 2025	4,825	4,559
Total corporate bonds & notes		7,922
Total bonds, notes & other debt instruments (cost: $83,830,000)		93,366
Short-term securities 6.16%
CPPIB Capital Inc. 0.55% due 12/7/2016[3]	40,000	39,958
Federal Home Loan Bank 0.31% due 11/1/2016	20,000	19,996
General Electric Co. 0.34% due 10/3/2016	3,000	3,000
Microsoft Corp. 0.54% due 12/1/2016[3]	19,000	18,983
Svenska Handelsbanken Inc. 0.70% due 10/3/2016[3]	50,600	50,598
Toronto-Dominion Holdings USA Inc. 0.62% due 10/19/2016[3]	26,600	26,594
Total Capital Canada Ltd. 0.47% due 10/11/2016[3]	30,000	29,997
U.S. Treasury Bills 0.27% due 11/3/2016	17,200	17,197
Westpac Banking Corp. 0.75% due 11/16/2016[3]	42,100	42,069
Total short-term securities (cost: $248,378,000)		248,392
Total investment securities 100.60% (cost: $3,677,390,000)		4,059,648
Other assets less liabilities (0.60)%		(24,389)
Net assets 100.00%		$4,035,259
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $80,996,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	10/20/2016	Citibank	$16,261	£12,190	$454
British pounds	11/7/2016	HSBC Bank	$44,126	£34,000	24
Euros	10/20/2016	Barclays Bank PLC	$3,023	€2,691	(3)
Euros	10/20/2016	HSBC Bank	$4,125	€3,672	(4)
Euros	10/26/2016	Citibank	$11,746	€10,438	6
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 189

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Euros	10/28/2016	JPMorgan Chase	$10,222	€9,091	$(4)
Japanese yen	10/28/2016	UBS AG	$4,366	¥437,000	51
					$524
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2016 (000)
Time Technoplast Ltd.[1]	11,888,000	—	—	11,888,000	$98	$17,665
Victoria Oil & Gas PLC[1,2]	6,966,560	—	—	6,966,560	—	3,064
Indochine Mining Ltd.[1,2]	73,199,466	—	73,016,468	182,998	—	—
Canadian Overseas Petroleum Ltd.[2,6]	11,225,000	—	—	11,225,000	—	—
Canadian Overseas Petroleum Ltd.[2,3,6]	8,000,000	—	—	8,000,000	—	—
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2,6]	6,050,000	—	—	6,050,000	—	—
Canadian Overseas Petroleum Ltd., warrants, expire 2017[2,6]	2,555,000	—	—	2,555,000	—	—
JVM Co., Ltd.[1,2,6]	411,500	—	411,500	—	30	—
Mauna Kea Technologies SA2,6	958,400	—	958,400	—	—	—
Sylvania Platinum Ltd. (CDI)[1,2,6]	15,000,000	—	15,000,000	—	—	—
Venture Global LNG, Inc., Class C1,2,3,4,6	2,760	—	—	2,760	—	—
zooplus AG, non-registered shares[1,2,6]	357,716	—	90,916	266,800	—	—
					$128	$20,729

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,714,695,000, which represented 42.49% of the net assets of the fund. This amount includes $1,699,990,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $226,881,000, which represented 5.62% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[6]	Unaffiliated issuer at 9/30/2016.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,713.22%

Key to abbreviations and symbols
ADR = American Depositary Receipts	GBP/£ = British pounds
BRL = Brazilian reais	GDR = Global Depositary Receipts
CDI = CREST Depository Interest	¥ = Japanese yen
€ = Euros	SEK = Swedish kronor
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 189

Growth Fund
Investment portfolio
September 30, 2016
unaudited
Common stocks 96.89% Information technology 25.32%	Shares	Value (000)
Facebook, Inc., Class A1	6,809,985	$873,517
Microsoft Corp.	11,695,000	673,632
Apple Inc.	4,602,300	520,290
Broadcom Ltd.	2,869,100	494,977
ASML Holding NV (New York registered)	2,224,016	243,708
ASML Holding NV2	1,808,186	198,284
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	59,537,000	349,170
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	43,603
Alphabet Inc., Class A1	229,000	184,130
Alphabet Inc., Class C1	220,241	171,191
Visa Inc., Class A	2,202,000	182,105
Intel Corp.	3,894,000	146,998
Hexagon AB, Class B2	3,152,551	137,566
Akamai Technologies, Inc.[1]	2,530,000	134,065
TE Connectivity Ltd.	2,015,000	129,726
Adobe Systems Inc.[1]	1,000,000	108,540
Dolby Laboratories, Inc., Class A	1,949,549	105,841
First Solar, Inc.[1]	2,000,000	78,980
Finisar Corp.[1]	2,554,000	76,109
Intuit Inc.	615,000	67,656
Alibaba Group Holding Ltd. (ADR)[1]	600,000	63,474
Amphenol Corp., Class A	935,000	60,700
LinkedIn Corp., Class A1	292,460	55,895
Sabre Corp.	1,915,000	53,965
Murata Manufacturing Co., Ltd.[2]	376,000	49,043
Nintendo Co., Ltd.[2]	174,960	46,295
salesforce.com, inc.[1]	645,000	46,008
Paycom Software, Inc.[1]	881,300	44,180
Fiserv, Inc.[1]	332,700	33,094
Juniper Networks, Inc.	1,160,000	27,910
Jack Henry & Associates, Inc.	285,000	24,382
PayPal Holdings, Inc.[1]	513,000	21,018
Workday, Inc., Class A1	228,700	20,969
VeriSign, Inc.[1]	185,000	14,474
Twitter, Inc.[1]	430,000	9,911
		5,491,406
Consumer discretionary 23.30%
Amazon.com, Inc.[1]	1,875,216	1,570,137
Home Depot, Inc.	5,570,000	716,748
Comcast Corp., Class A	7,685,000	509,823
Charter Communications, Inc., Class A1	1,297,045	350,163
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	1,120,000	266,538
Priceline Group Inc.[1]	136,331	200,610
Tesla Motors, Inc.[1]	927,500	189,238
Netflix, Inc.[1]	1,871,000	184,387
American Funds Insurance Series — Growth Fund — Page 14 of 189

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Starbucks Corp.	3,385,000	$183,264
MGM Resorts International[1]	5,743,400	149,501
Twenty-First Century Fox, Inc., Class A	5,710,000	138,296
Newell Rubbermaid Inc.	1,818,900	95,783
Liberty Global PLC, Class C1	2,275,000	75,166
CBS Corp., Class B	1,280,000	70,067
Johnson Controls, Inc.	1,325,200	61,661
Expedia, Inc.	498,000	58,127
NIKE, Inc., Class B	905,000	47,648
Tiffany & Co.	589,000	42,779
Domino’s Pizza, Inc.	275,000	41,759
Sturm, Ruger & Co., Inc.	565,288	32,651
Luxottica Group SpA[2]	669,000	31,965
Norwegian Cruise Line Holdings Ltd.[1]	595,000	22,431
Carnival Corp., units	290,000	14,158
		5,052,900
Health care 14.84%
UnitedHealth Group Inc.	3,645,000	510,300
Regeneron Pharmaceuticals, Inc.[1]	756,500	304,128
Centene Corp.[1]	4,266,652	285,695
Express Scripts Holding Co.[1]	4,003,208	282,346
Incyte Corp.[1]	2,306,500	217,480
Vertex Pharmaceuticals Inc.[1]	2,422,000	211,223
Thermo Fisher Scientific Inc.	1,240,000	197,234
Humana Inc.	993,200	175,687
Medtronic PLC	1,830,000	158,112
Intuitive Surgical, Inc.[1]	195,000	141,342
Merck & Co., Inc.	1,601,000	99,918
ResMed Inc.	1,480,000	95,889
Gilead Sciences, Inc.	1,070,000	84,658
Boston Scientific Corp.[1]	3,100,000	73,780
Celgene Corp.[1]	700,000	73,171
Hologic, Inc.[1]	1,802,200	69,980
Intercept Pharmaceuticals, Inc.[1]	362,500	59,664
Quintiles Transnational Holdings Inc.[1]	655,000	53,094
Bristol-Myers Squibb Co.	786,000	42,381
Illumina, Inc.[1]	230,000	41,782
Abbott Laboratories	552,200	23,353
ACADIA Pharmaceuticals Inc.[1]	286,000	9,098
Novo Nordisk A/S, Class B2	179,000	7,458
		3,217,773
Energy 9.95%
Schlumberger Ltd.	4,995,000	392,807
Concho Resources Inc.[1]	1,960,000	269,206
EOG Resources, Inc.	2,492,400	241,040
Suncor Energy Inc.	5,502,090	152,739
Noble Energy, Inc.	3,958,000	141,459
Chevron Corp.	1,200,000	123,504
Pioneer Natural Resources Co.	630,000	116,960
Halliburton Co.	2,500,000	112,200
Weatherford International PLC[1]	12,761,776	71,721
Seven Generations Energy Ltd., Class A1	2,787,478	67,097
Core Laboratories NV	561,198	63,039
American Funds Insurance Series — Growth Fund — Page 15 of 189

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Murphy Oil Corp.	2,043,200	$62,113
Cimarex Energy Co.	419,700	56,395
Peyto Exploration & Development Corp.	1,965,000	55,148
Canadian Natural Resources, Ltd.	1,544,800	49,384
Enbridge Inc. (CAD denominated)	1,075,947	47,288
ConocoPhillips	1,000,000	43,470
Royal Dutch Shell PLC, Class B (ADR)	760,100	40,156
Hess Corp.	570,300	30,579
Tourmaline Oil Corp.[1]	847,000	22,945
		2,159,250
Financials 8.75%
Berkshire Hathaway Inc., Class A1	2,235	483,252
Berkshire Hathaway Inc., Class B1	363,734	52,548
JPMorgan Chase & Co.	2,658,720	177,044
Onex Corp.	2,342,800	150,877
Goldman Sachs Group, Inc.	934,400	150,691
Wells Fargo & Co.	3,025,000	133,947
Legal & General Group PLC[2]	45,158,246	128,265
American International Group, Inc.	1,333,300	79,118
Capital One Financial Corp.	1,077,000	77,361
PNC Financial Services Group, Inc.	733,600	66,090
FCB Financial Holdings, Inc., Class A1	1,680,000	64,562
Bank of America Corp.	4,015,000	62,835
First Republic Bank	755,000	58,218
Financial Engines, Inc.	1,570,000	46,645
CME Group Inc., Class A	350,100	36,592
Chubb Ltd.	250,000	31,413
BlackRock, Inc.	75,000	27,185
Fifth Third Bancorp	980,000	20,051
Legg Mason Partners Equity Fund	565,000	18,916
Charles Schwab Corp.	590,000	18,626
Morgan Stanley	411,000	13,177
		1,897,413
Consumer staples 5.73%
Philip Morris International Inc.	3,380,000	328,604
Kraft Heinz Co.	2,500,000	223,775
Coca-Cola Co.	4,670,000	197,634
Constellation Brands, Inc., Class A	1,075,000	178,977
Kerry Group PLC, Class A2	1,700,000	141,640
Costco Wholesale Corp.	527,000	80,373
Reynolds American Inc.	845,300	39,856
Pinnacle Foods Inc.	425,000	21,322
Coca-Cola Enterprises, Inc.	470,000	18,753
Kroger Co.	394,385	11,705
		1,242,639
Industrials 4.84%
Boeing Co.	1,450,000	191,023
Rockwell Collins, Inc.	1,832,000	154,511
Oshkosh Corp.	2,011,300	112,633
MTU Aero Engines AG2	861,034	87,107
General Dynamics Corp.	555,000	86,114
Raytheon Co.	538,000	73,238
American Funds Insurance Series — Growth Fund — Page 16 of 189

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Northrop Grumman Corp.	294,000	$62,901
Grafton Group PLC, units[2]	7,866,000	50,772
TransDigm Group Inc.[1]	169,000	48,861
Caterpillar Inc.	490,000	43,497
Meggitt PLC[2]	6,506,647	38,040
Huntington Ingalls Industries, Inc.	217,000	33,292
Lockheed Martin Corp.	131,000	31,403
Masco Corp.	722,000	24,772
Cummins Inc.	87,000	11,149
		1,049,313
Telecommunication services 1.05%
Zayo Group Holdings, Inc.[1]	6,549,000	194,571
T-Mobile US, Inc.[1]	437,000	20,416
Vodafone Group PLC[2]	4,300,000	12,330
		227,317
Materials 0.79%
E.I. du Pont de Nemours and Co.	1,360,000	91,079
Praxair, Inc.	385,000	46,520
Platform Specialty Products Corp.[1]	3,000,000	24,330
HudBay Minerals Inc.	2,383,560	9,429
		171,358
Real estate 0.49%
Iron Mountain Inc. REIT	2,000,000	75,060
American Tower Corp. REIT	190,000	21,533
Crown Castle International Corp. REIT	107,000	10,080
		106,673
Utilities 0.26%
Exelon Corp.	1,705,000	56,760
Miscellaneous 1.57%
Other common stocks in initial period of acquisition		340,179
Total common stocks (cost: $14,376,994,000)		21,012,981
Convertible stocks 0.06% Consumer discretionary 0.06%
Uber Technologies, Inc., Series F, convertible preferred[1,2,3]	268,677	13,104
Total convertible stocks (cost: $10,650,000)		13,104
Convertible bonds 0.03% Miscellaneous 0.03%	Principal amount (000)
Other convertible bonds in initial period of acquisition		5,953
Total convertible bonds (cost: $5,300,000)		5,953
American Funds Insurance Series — Growth Fund — Page 17 of 189

unaudited
Short-term securities 3.23%	Principal amount (000)	Value (000)
Apple Inc. 0.46% due 11/2/2016[4]	$30,000	$29,989
Emerson Electric Co. 0.45% due 10/5/2016–10/14/2016[4]	64,300	64,294
Federal Farm Credit Banks 0.46%–0.54% due 1/24/2017–5/26/2017	65,000	64,804
Federal Home Loan Bank 0.29%–0.38% due 10/20/2016–2/21/2017	342,600	342,444
Freddie Mac 0.24% due 11/28/2016	35,000	34,986
General Electric Co. 0.34% due 10/3/2016	3,650	3,650
John Deere Canada ULC 0.46% due 10/17/2016[4]	28,500	28,495
Microsoft Corp. 0.44% due 10/5/2016[4]	32,700	32,698
Pfizer Inc. 0.60% due 11/14/2016[4]	78,400	78,358
Wal-Mart Stores, Inc. 0.44% due 11/7/2016[4]	20,600	20,591
Total short-term securities (cost: $700,265,000)		700,309
Total investment securities 100.21% (cost: $15,093,209,000)		21,732,347
Other assets less liabilities (0.21)%		(44,732)
Net assets 100.00%		$21,687,615
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,382,675,000, which represented 6.38% of the net assets of the fund. This amount includes $1,369,572,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $254,425,000, which represented 1.17% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$13,104.06%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 18 of 189

International Fund
Investment portfolio
September 30, 2016
unaudited
Common stocks 94.33% Information technology 14.51%	Shares	Value (000)
Tencent Holdings Ltd.[1]	10,839,278	$300,337
Alibaba Group Holding Ltd. (ADR)[2]	1,771,200	187,375
Nintendo Co., Ltd.[1]	605,271	160,159
Samsung Electronics Co., Ltd.[1]	77,789	113,373
ASML Holding NV1	693,834	76,085
Infineon Technologies AG1	3,468,346	61,887
Murata Manufacturing Co., Ltd.[1]	290,500	37,891
Baidu, Inc., Class A (ADR)[2]	177,216	32,266
Hamamatsu Photonics KK1	918,100	28,206
Tata Consultancy Services Ltd.[1]	770,000	28,191
Keyence Corp.[1]	35,100	25,546
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,820,000	22,403
Samsung SDI Co., Ltd.[1]	189,653	16,683
Tech Mahindra Ltd.[1]	2,315,773	14,631
Worldpay Group PLC[1]	3,380,200	12,977
Gemalto NV1	128,500	8,240
Yandex NV, Class A2	110,500	2,326
		1,128,576
Financials 13.37%
AIA Group Ltd.[1]	34,971,700	234,314
HDFC Bank Ltd.[1]	8,602,600	190,169
HDFC Bank Ltd. (ADR)	352,300	25,327
Barclays PLC[1]	47,505,039	103,580
Prudential PLC[1]	5,142,265	91,267
Kotak Mahindra Bank Ltd.[1]	5,597,048	65,501
BNP Paribas SA1	1,197,322	61,561
Credit Suisse Group AG1	3,352,622	43,862
UBS Group AG1	2,835,651	38,504
Siam Commercial Bank PCL[1]	6,714,604	28,850
Axis Bank Ltd.[1]	3,222,055	26,337
UniCredit SpA[1]	9,966,031	23,227
Metropolitan Bank & Trust Co.[1]	12,130,000	21,357
HSBC Holdings PLC (HKD denominated)[1]	2,589,644	19,239
Société Générale[1]	350,575	12,099
RSA Insurance Group PLC[1]	1,542,100	10,913
Standard Chartered PLC[1,2]	669,285	5,450
Standard Chartered PLC (HKD denominated)[1,2]	669,285	5,438
AXA SA1	497,312	10,581
Royal Bank of Canada	135,000	8,362
Investment AB Kinnevik, Class B1	306,233	7,805
Bangkok Bank PCL, non-voting depository receipt[1]	1,394,900	6,573
		1,040,316
American Funds Insurance Series — International Fund — Page 19 of 189

unaudited
Common stocks Consumer discretionary 11.90%	Shares	Value (000)
Altice NV, Class A1,2	4,795,381	$86,029
Altice NV, Class B1,2	1,118,127	20,134
Toyota Motor Corp.[1]	1,466,000	85,019
Kering SA1	406,733	81,961
Sands China Ltd.[1]	16,642,000	72,899
Galaxy Entertainment Group Ltd.[1]	18,326,000	69,732
Naspers Ltd., Class N1	401,500	69,583
Hyundai Motor Co.[1]	397,654	49,101
Sony Corp.[1]	1,409,000	46,038
H & M Hennes & Mauritz AB, Class B1	1,297,377	36,575
Melco Crown Entertainment Ltd. (ADR)	1,985,000	31,978
Li & Fung Ltd.[1]	60,242,000	31,044
Techtronic Industries Co. Ltd.[1]	7,816,000	30,652
Hyundai Mobis Co., Ltd.[1]	118,300	29,618
Mahindra & Mahindra Ltd.[1]	1,398,710	29,616
PT Surya Citra Media Tbk[1]	117,400,000	25,329
Publicis Groupe SA1	303,183	22,928
Restaurant Brands International Inc.	489,773	21,834
ITV PLC[1]	8,360,100	20,318
JD.com, Inc., Class A (ADR)[2]	706,500	18,432
William Hill PLC[1]	3,085,000	12,164
Tele Columbus AG1,2	1,113,750	9,706
Global Brands Group Holding Ltd.[1,2]	89,100,000	9,134
Industria de Diseño Textil, SA1	219,000	8,118
B&M European Value Retail SA1	2,427,000	8,022
		925,964
Health care 11.17%
Novartis AG1	3,767,500	296,281
UCB SA1	1,251,700	96,782
Grifols, SA, Class B, preferred non-voting, non-registered shares[1]	3,471,018	55,602
Grifols, SA, Class A, non-registered shares[1]	881,000	18,982
Grifols, SA, Class B (ADR)	793,690	12,675
Sysmex Corp.[1]	1,161,823	86,075
Takeda Pharmaceutical Co. Ltd.[1]	1,556,400	74,498
Merck KGaA[1]	420,900	45,357
Teva Pharmaceutical Industries Ltd. (ADR)	915,300	42,113
Astellas Pharma Inc.[1]	2,322,700	36,274
Novo Nordisk A/S, Class B1	813,500	33,895
Chugai Pharmaceutical Co., Ltd.[1]	581,000	20,979
Fresenius SE & Co. KGaA[1]	231,000	18,426
Shire PLC[1]	280,000	18,098
GlaxoSmithKline PLC[1]	626,000	13,340
		869,377
Industrials 8.86%
Airbus Group SE, non-registered shares[1]	2,369,014	143,299
Rolls-Royce Holdings PLC[1,2]	9,267,900	86,501
Jardine Matheson Holdings Ltd.[1]	822,400	49,958
Recruit Holdings Co., Ltd.[1]	1,220,000	49,631
Deutsche Post AG1	1,498,849	46,842
CK Hutchison Holdings Ltd.[1]	3,350,836	42,753
Babcock International Group PLC[1]	3,055,615	40,995
Toshiba Corp.[1,2]	8,607,000	28,758
Nidec Corp.[1]	310,000	28,520
American Funds Insurance Series — International Fund — Page 20 of 189

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Groupe Eurotunnel SE1	2,505,403	$27,085
Komatsu Ltd.[1]	1,008,000	23,097
Ryanair Holdings PLC (ADR)	302,700	22,712
International Container Terminal Services, Inc.[1]	13,312,000	21,260
Ashtead Group PLC[1]	1,169,000	19,258
Siemens AG1	143,300	16,775
Capita PLC[1]	1,736,400	15,082
Bureau Veritas SA1	644,096	13,816
Leonardo - Finmeccanica SPA[1,2]	578,100	6,558
Alliance Global Group, Inc.[1]	20,000,000	6,549
		689,449
Consumer staples 7.91%
Nestlé SA1	1,281,700	100,990
Pernod Ricard SA1	816,700	96,629
AMOREPACIFIC Corp.[1]	224,805	79,509
British American Tobacco PLC[1]	1,182,000	75,592
Associated British Foods PLC[1]	1,652,588	55,692
Treasury Wine Estates Ltd.[1]	4,909,100	41,540
Meiji Holdings Co., Ltd.[1]	367,800	36,386
Japan Tobacco Inc.[1]	570,000	23,287
Uni-Charm Corp.[1]	870,000	22,536
Imperial Brands PLC[1]	283,000	14,588
Thai Beverage PCL[1]	17,400,000	12,389
Reckitt Benckiser Group PLC[1]	119,000	11,214
Glanbia PLC[1]	527,000	10,138
Kao Corp.[1]	166,000	9,350
Philip Morris International Inc.	94,700	9,207
Shiseido Co., Ltd.[1]	335,000	8,859
Ajinomoto Co., Inc.[1]	322,000	7,173
		615,079
Materials 7.75%
HeidelbergCement AG1	1,218,076	115,057
Nitto Denko Corp.[1]	1,092,000	70,873
Grasim Industries Ltd.[1]	741,060	54,439
Grasim Industries Ltd. (GDR)[1]	182,645	13,285
Glencore PLC[1,2]	23,608,000	64,721
First Quantum Minerals Ltd.	7,199,000	59,592
Fortescue Metals Group Ltd.[1]	12,847,000	48,946
Syngenta AG1	87,550	38,283
Rio Tinto PLC[1]	1,062,000	35,338
Teck Resources Ltd., Class B	1,547,000	27,887
Vale SA, Class A, preferred nominative (ADR)	3,641,300	17,151
Vale SA, Class A, preferred nominative	109,700	519
Asahi Kasei Corp.[1]	1,875,000	14,940
Amcor Ltd.[1]	1,240,000	14,418
BASF SE1	160,500	13,726
UltraTech Cement Ltd.[1]	121,816	7,068
Akzo Nobel NV1	73,350	4,964
Givaudan SA1	1,041	2,117
		603,324
American Funds Insurance Series — International Fund — Page 21 of 189

unaudited
Common stocks Utilities 5.91%	Shares	Value (000)
Power Grid Corp. of India Ltd.[1]	44,741,040	$118,780
Cheung Kong Infrastructure Holdings Ltd.[1]	7,942,000	68,795
ENN Energy Holdings Ltd.[1]	12,732,000	62,144
DONG Energy AS1,2	1,441,608	59,963
China Gas Holdings Ltd.[1]	31,610,000	50,288
SSE PLC[1]	2,187,904	44,413
Engie SA1	1,445,515	22,393
China Resources Gas Group Ltd.[1]	5,340,000	18,345
ACCIONA, SA1	199,700	15,091
		460,212
Energy 4.01%
Royal Dutch Shell PLC, Class B1	2,996,561	77,749
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	1,847,765	45,858
Oil Search Ltd.[1]	7,640,000	41,805
Canadian Natural Resources, Ltd.	1,155,700	36,945
TOTAL SA1	547,053	25,929
Suncor Energy Inc.	872,000	24,207
BP PLC[1]	4,086,054	23,798
Tullow Oil PLC[1,2]	5,801,652	19,048
Enbridge Inc. (CAD denominated)	372,757	16,382
		311,721
Telecommunication services 3.94%
SoftBank Group Corp.[1]	1,050,900	68,079
Nippon Telegraph and Telephone Corp.[1]	1,418,000	64,761
SFR Group SA, non-registered shares[1]	1,771,571	52,053
MTN Group Ltd.[1]	4,724,555	40,522
KDDI Corp.[1]	1,189,500	36,604
Idea Cellular Ltd.[1]	11,676,355	13,908
Bharti Airtel Ltd.[1]	2,530,000	11,946
TalkTalk Telecom Group PLC[1]	4,279,000	11,203
Intouch Holdings PCL[1]	4,631,000	7,248
		306,324
Real estate 3.77%
Cheung Kong Property Holdings Ltd.[1]	24,529,056	180,905
Ayala Land, Inc.[1]	53,650,700	43,499
Wharf (Holdings) Ltd.[1]	5,653,000	41,421
Sun Hung Kai Properties Ltd.[1]	1,798,666	27,412
		293,237
Miscellaneous 1.23%
Other common stocks in initial period of acquisition		95,357
Total common stocks (cost: $6,525,199,000)		7,338,936
Bonds, notes & other debt instruments 0.99% Corporate bonds & notes 0.62% Materials 0.44%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 2021[3]	$3,725	3,381
First Quantum Minerals Ltd. 7.25% 2022[3]	25,720	23,019
Vale Overseas Ltd. 6.875% 2036	1,430	1,401
American Funds Insurance Series — International Fund — Page 22 of 189

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Vale Overseas Ltd. 6.875% 2039	$7,035	$6,842
Vale SA 5.625% 2042	95	80
		34,723
Energy 0.18%
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	3,000	2,363
Petróleos Mexicanos 7.19% 2024	MXN200,000	9,552
Petróleos Mexicanos 7.47% 2026	42,000	1,955
		13,870
Total corporate bonds & notes		48,593
U.S. Treasury bonds & notes 0.29% U.S. Treasury 0.29%
U.S. Treasury 0.875% 2017[4]	$22,835	22,883
Total U.S. Treasury bonds & notes		22,883
Bonds & notes of governments outside the U.S. 0.08%
Brazil (Federative Republic of) 10.00% 2025	BRL21,000	5,968
Total bonds, notes & other debt instruments (cost: $70,590,000)		77,444
Short-term securities 4.85%
Bank of Montreal 1.11% due 2/1/2017	$30,000	30,019
BNP Paribas, New York Branch 0.27% due 10/3/2016	25,600	25,599
Federal Home Loan Bank 0.42%–0.50% due 12/9/2016–1/9/2017	34,000	33,978
Freddie Mac 0.40% due 10/5/2016	33,500	33,500
GlaxoSmithKline Finance PLC 0.72% due 11/16/2016[3]	50,000	49,968
Gotham Funding Corp. 0.65% due 10/28/2016[3]	4,300	4,298
Microsoft Corp. 0.49% due 10/26/2016[3]	20,100	20,094
Qualcomm Inc. 0.47% due 10/4/2016[3]	24,700	24,699
Toronto-Dominion Holdings USA Inc. 0.74% due 10/26/2016[3]	40,000	39,987
U.S. Treasury Bills 0.40%–0.42% due 1/5/2017–2/9/2017	90,000	89,929
Westpac Banking Corp. 0.90% due 12/19/2016[3]	25,000	24,956
Total short-term securities (cost: $376,923,000)		377,027
Total investment securities 100.17% (cost: $6,972,712,000)		7,793,407
Other assets less liabilities (0.17)%		(13,427)
Net assets 100.00%		$7,779,980
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — International Fund — Page 23 of 189

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $244,795,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	10/6/2016	UBS AG	$51,385	£38,788	$1,102
British pounds	10/21/2016	UBS AG	$17,702	£13,300	456
Euros	10/6/2016	Barclays Bank PLC	$17,362	€15,545	(105)
Euros	10/17/2016	HSBC Bank	$4,096	€3,666	(26)
Euros	10/20/2016	Bank of America, N.A.	$24,841	€22,080	13
Euros	10/20/2016	HSBC Bank	$9,521	€8,477	(10)
Euros	10/21/2016	Barclays Bank PLC	$140,661	€125,000	102
Euros	10/26/2016	JPMorgan Chase	$8,119	€7,216	3
Euros	11/16/2016	Citibank	$4,513	€4,000	10
Japanese yen	10/17/2016	Citibank	$53,263	¥5,373,353	236
Japanese yen	10/17/2016	JPMorgan Chase	$26,645	¥2,686,677	131
Japanese yen	10/17/2016	Barclays Bank PLC	$65,828	¥6,682,000	(113)
					$1,799

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $6,734,438,000, which represented 86.56% of the net assets of the fund. This amount includes $6,476,545,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $192,765,000, which represented 2.48% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $736,000, which represented less than .01% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
BRL = Brazilian reais
£ = British pounds
CAD = Canadian dollars
€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
¥ = Japanese yen
MXN = Mexican pesos
American Funds Insurance Series — International Fund — Page 24 of 189

New World Fund®
Investment portfolio
September 30, 2016
unaudited
Common stocks 83.22% Information technology 16.38%	Shares	Value (000)
Murata Manufacturing Co., Ltd.[1]	656,000	$85,565
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,757,000	63,087
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	16,519
Baidu, Inc., Class A (ADR)[2]	250,700	45,645
AAC Technologies Holdings Inc.[1]	4,328,000	43,826
Alphabet Inc., Class C2	25,946	20,167
Alphabet Inc., Class A2	16,900	13,589
Alibaba Group Holding Ltd. (ADR)[2]	249,550	26,400
MasterCard Inc., Class A	200,000	20,354
Yandex NV, Class A2	956,000	20,124
Broadcom Ltd.	85,000	14,664
Tech Mahindra Ltd.[1]	2,290,625	14,472
EPAM Systems, Inc.[2]	173,332	12,014
Tencent Holdings Ltd.[1]	427,500	11,845
QIWI PLC, Class B (ADR)	742,021	10,863
Facebook, Inc., Class A2	54,000	6,927
Hexagon AB, Class B1	157,000	6,851
ASML Holding NV1	57,000	6,251
Intel Corp.	162,860	6,148
Nokia Corp.[1]	943,250	5,456
Juniper Networks, Inc.	222,000	5,341
ASM Pacific Technology Ltd.[1]	597,400	4,936
Halma PLC[1]	310,000	4,215
TDK Corp.[1]	59,000	3,946
Samsung SDI Co., Ltd.[1]	29,815	2,623
		471,828
Consumer discretionary 15.56%
Naspers Ltd., Class N1	395,419	68,529
Domino’s Pizza, Inc.	330,000	50,110
Ctrip.com International, Ltd. (ADR)[2]	986,700	45,951
Kroton Educacional SA, ordinary nominative	9,471,200	43,073
Matahari Department Store Tbk PT1	28,777,400	40,851
Ryohin Keikaku Co., Ltd.[1]	134,500	27,094
Maruti Suzuki India Ltd.[1]	249,500	20,601
Mahindra & Mahindra Ltd.[1]	891,000	18,866
Sony Corp.[1]	575,000	18,788
Estácio Participações SA, ordinary nominative	3,391,000	18,570
Mr Price Group Ltd.[1]	1,584,000	17,540
Cosmo Lady (China) Holdings Co. Ltd.[1]	24,360,000	10,069
Steinhoff International Holdings NV1	1,559,913	8,953
Wynn Macau, Ltd.[1]	5,100,200	8,522
Priceline Group Inc.[2]	5,300	7,799
Industria de Diseño Textil, SA1	200,000	7,414
Johnson Controls, Inc.	157,575	7,332
NIKE, Inc., Class B	115,500	6,081
American Funds Insurance Series — New World Fund — Page 25 of 189

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Suzuki Motor Corp.[1]	180,000	$6,026
Hyundai Mobis Co., Ltd.[1]	21,432	5,366
Twenty-First Century Fox, Inc., Class A	160,000	3,875
Motherson Sumi Systems Ltd.[1]	700,000	3,363
Samsonite International SA1	1,032,000	3,317
		448,090
Financials 10.86%
ICICI Bank Ltd.[1]	6,053,830	23,059
ICICI Bank Ltd. (ADR)	1,100,500	8,221
HDFC Bank Ltd. (ADR)	208,400	14,982
HDFC Bank Ltd.[1]	630,000	13,927
AIA Group Ltd.[1]	4,291,600	28,754
Housing Development Finance Corp. Ltd.[1]	1,353,000	28,409
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	5,441,500	28,126
Citigroup Inc.	560,000	26,449
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	21,384
Kotak Mahindra Bank Ltd.[1]	1,647,772	19,283
Capitec Bank Holdings Ltd.[1]	405,022	18,989
Industrial and Commercial Bank of China Ltd., Class H1	27,600,000	17,410
Sberbank of Russia (ADR)[1]	1,150,000	10,765
Sberbank of Russia (ADR)	682,500	6,429
Indiabulls Housing Finance Ltd.[1]	1,322,319	16,501
Itaú Unibanco Holding SA, preferred nominative	1,000,000	10,922
Chubb Ltd.	80,000	10,052
Prudential PLC[1]	512,720	9,100
China Construction Bank Corp., Class H1	535	—
		312,762
Energy 7.26%
Reliance Industries Ltd.[1]	5,492,302	89,607
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	3,575,674	33,361
Noble Energy, Inc.	484,000	17,298
Schlumberger Ltd.	203,500	16,004
Royal Dutch Shell PLC, Class B1	600,000	15,568
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	11,487	285
Galp Energia, SGPS, SA, Class B1	1,057,173	14,453
LUKOIL Oil Co. PJSC (ADR)[1]	261,000	12,687
Halliburton Co.	115,000	5,161
Oil Search Ltd.[1]	740,000	4,049
Weatherford International PLC[2]	130,000	731
		209,204
Health care 6.51%
China Biologic Products, Inc.[2]	390,000	48,547
Novo Nordisk A/S, Class B1	680,600	28,357
Hikma Pharmaceuticals PLC[1]	904,800	23,681
Thermo Fisher Scientific Inc.	116,000	18,451
Merck & Co., Inc.	260,000	16,227
Novartis AG (ADR)	134,000	10,580
Novartis AG1	65,000	5,112
Cochlear Ltd.[1]	112,500	12,195
CSL Ltd.[1]	117,000	9,609
American Funds Insurance Series — New World Fund — Page 26 of 189

unaudited
Common stocks Health care (continued)	Shares	Value (000)
AstraZeneca PLC[1]	128,000	$8,292
Straumann Holding AG1	16,500	6,450
		187,501
Industrials 5.95%
Cummins Inc.	290,200	37,189
Eicher Motors Ltd.[1]	88,000	32,892
Airbus Group SE, non-registered shares[1]	479,102	28,980
ASSA ABLOY AB, Class B1	992,658	20,156
Edenred SA1	644,000	15,058
Safran SA1	154,000	11,073
LT Group, Inc.[1]	26,961,331	8,528
Grupo Aeroportuario del Sureste, SA de CV, Series B	470,000	6,891
Boeing Co.	45,000	5,928
Grupo Aeroportuario del Pacífico SAB de CV	495,482	4,705
		171,400
Consumer staples 5.90%
Lenta Ltd. (GDR)[1,2]	5,241,024	42,452
Lenta Ltd. (GDR)[1,2,3]	1,053,300	8,532
Hypermarcas SA, ordinary nominative	3,730,800	31,972
British American Tobacco PLC[1]	293,000	18,738
Pernod Ricard SA1	155,500	18,398
Coca-Cola Co.	275,000	11,638
Kao Corp.[1]	175,000	9,857
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	8,822
Nestlé SA1	73,696	5,807
Procter & Gamble Co.	60,000	5,385
GRUMA, SAB de CV, Series B	320,000	4,207
Coca-Cola HBC AG (CDI)[1]	173,000	4,015
		169,823
Materials 4.40%
ArcelorMittal[1,2]	10,556,683	64,467
Klabin SA, units	4,692,000	24,584
Chr. Hansen Holding A/S1	170,000	10,105
Koninklijke DSM NV1	121,000	8,172
First Quantum Minerals Ltd.	875,900	7,251
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	854,600	6,786
Croda International PLC[1]	65,655	2,968
Air Liquide SA, bonus shares[1]	15,000	1,607
Air Liquide SA, non-registered shares[1]	1,875	201
Tianhe Chemicals Group Ltd.[1,2]	75,890,000	664
		126,805
Telecommunication services 2.12%
SoftBank Group Corp.[1]	461,400	29,890
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	42,500,000	14,078
Reliance Communications Ltd.[1,2]	10,096,385	7,029
True Corp. PCL, foreign[1]	26,085,500	5,248
Vodafone Group PLC (ADR)	160,000	4,664
		60,909
American Funds Insurance Series — New World Fund — Page 27 of 189

unaudited
Common stocks Utilities 1.85%	Shares	Value (000)
China Resources Gas Group Ltd.[1]	11,598,000	$39,843
China Gas Holdings Ltd.[1]	4,750,000	7,557
Cheung Kong Infrastructure Holdings Ltd.[1]	670,000	5,804
		53,204
Real estate 1.55%
American Tower Corp. REIT	245,000	27,766
Fibra Uno Administración, SA de CV REIT	7,146,496	13,055
Sun Hung Kai Properties Ltd.[1]	254,000	3,871
China Overseas Property Holdings Ltd.[1]	247,333	51
Ayala Land, Inc., preference shares[1,2]	15,000,000	28
		44,771
Miscellaneous 4.88%
Other common stocks in initial period of acquisition		140,575
Total common stocks (cost: $2,046,914,000)		2,396,872
Rights & warrants 1.60% Consumer staples 1.15%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,3]	5,330,000	24,272
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2018[1,3]	2,100,000	8,863
		33,135
Consumer discretionary 0.45%
Gree Electric Appliances, Inc. of Zhuhai., Class A, warrants, expire 2018[1,3]	3,883,000	12,936
Total rights & warrants (cost: $50,000,000)		46,071
Convertible bonds 0.25% Financials 0.25%	Principal amount (000)
Banco Bilbao Vizcaya Argentaria, SA, convertible notes, 7.00% (undated)	€5,400	5,665
HSBC Holdings PLC, Contingent Convertibles, 6.00% (undated)	1,310	1,547
Total convertible bonds (cost: $6,695,000)		7,212
Bonds, notes & other debt instruments 5.73% Bonds & notes of governments & government agencies outside the U.S. 5.12%
Argentina (Central Bank of) 0% 2016	ARS3,125	192
Argentine Republic 7.00% 2017	$620	634
Argentine Republic 8.75% 2017	475	497
Argentine Republic 21.20% 2018	ARS1,830	121
Argentine Republic 22.75% 2018	7,930	531
Argentine Republic 6.875% 2021[3]	$700	764
Argentine Republic 18.20% 2021	ARS7,995	520
Argentine Republic 7.50% 2026[3]	$1,125	1,272
Argentine Republic 8.28% 2033[4,5]	2,405	2,771
Argentine Republic 0% 2035	5,800	625
Argentine Republic 7.125% 2036[3]	800	850
Argentine Republic 7.625% 2046[3]	1,665	1,882
Brazil (Federative Republic of) 10.00% 2017	BRL1,000	305
Brazil (Federative Republic of) 0% 2018	3,000	760
American Funds Insurance Series — New World Fund — Page 28 of 189

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 4.25% 2025	$945	$945
Brazil (Federative Republic of) 10.00% 2025	BRL5,000	1,421
Brazil (Federative Republic of) 5.625% 2047	$2,245	2,211
Buenos Aires (City of) 8.95% 2021[4]	1,055	1,208
Chile (Republic of) 3.125% 2025	325	348
Chile (Republic of) 3.125% 2026	475	505
Colombia (Republic of) 4.50% 2026	500	553
Colombia (Republic of) 7.375% 2037	300	405
Colombia (Republic of), Series B, 10.00% 2024	COP1,356,500	560
Colombia (Republic of), Series B, 6.00% 2028	2,360,300	753
Dominican Republic 9.04% 2018[4]	$66	69
Dominican Republic 7.50% 2021[4]	800	898
Dominican Republic 7.50% 2021[3,4]	750	842
Dominican Republic 5.50% 2025[3]	970	1,033
Dominican Republic 8.625% 2027[3,4]	575	709
Dominican Republic 7.45% 2044[3]	1,125	1,342
Dominican Republic 7.45% 2044	1,100	1,312
Dominican Republic 6.85% 2045[3]	500	563
Ghana (Republic of) 7.875% 2023	2,695	2,522
Greece (Hellenic Republic of) 3.375% 2017	€170	187
Greece (Hellenic Republic of) 3.00% 2023[6]	25	21
Greece (Hellenic Republic of) 3.00% 2024[6]	25	21
Greece (Hellenic Republic of) 3.00% 2025[6]	25	20
Greece (Hellenic Republic of) 3.00% 2026[6]	25	20
Greece (Hellenic Republic of) 3.00% 2027[6]	25	19
Greece (Hellenic Republic of) 3.00% 2028[6]	25	19
Greece (Hellenic Republic of) 3.00% 2029[6]	25	18
Greece (Hellenic Republic of) 3.00% 2030[6]	25	18
Greece (Hellenic Republic of) 3.00% 2031[6]	25	18
Greece (Hellenic Republic of) 3.00% 2032[6]	25	18
Greece (Hellenic Republic of) 3.00% 2033[6]	25	17
Greece (Hellenic Republic of) 3.00% 2034[6]	25	17
Greece (Hellenic Republic of) 3.00% 2035[6]	25	17
Greece (Hellenic Republic of) 3.00% 2036[6]	25	17
Greece (Hellenic Republic of) 3.00% 2037[6]	25	17
Greece (Hellenic Republic of) 3.00% 2038[6]	25	16
Greece (Hellenic Republic of) 3.00% 2039[6]	25	16
Greece (Hellenic Republic of) 3.00% 2040[6]	25	16
Greece (Hellenic Republic of) 3.00% 2041[6]	25	16
Greece (Hellenic Republic of) 3.00% 2042[6]	25	17
Hungary 6.375% 2021	$1,250	1,450
Hungary 5.375% 2023	300	345
Hungary, Series B, 5.50% 2025	HUF240,000	1,065
India (Republic of) 8.83% 2023	INR114,800	1,905
India (Republic of) 8.40% 2024	52,100	844
India (Republic of) 8.60% 2028	1,288,200	21,572
India (Republic of) 9.20% 2030	52,300	924
Indonesia (Republic of) 4.875% 2021	$1,500	1,653
Indonesia (Republic of) 3.75% 2022	650	686
Indonesia (Republic of) 4.75% 2026[3]	1,600	1,790
Indonesia (Republic of) 5.25% 2042	550	632
Jordan (Hashemite Kingdom of) 6.125% 2026[3]	230	248
Kazakhstan (Republic of) 5.125% 2025[3]	400	452
Kazakhstan (Republic of) 6.50% 2045[3]	800	1,000
Kenya (Republic of) 6.875% 2024	1,350	1,330
American Funds Insurance Series — New World Fund — Page 29 of 189

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kenya (Republic of) 6.875% 2024[3]	$1,300	$1,281
Morocco (Kingdom of) 4.25% 2022	1,400	1,487
Morocco (Kingdom of) 4.25% 2022[3]	250	266
Morocco (Kingdom of) 5.50% 2042	2,200	2,538
Nigeria (Federal Republic of) 6.375% 2023	1,025	1,012
Pakistan (Islamic Republic of) 8.25% 2024	300	329
Pakistan (Islamic Republic of) 8.25% 2025[3]	410	457
Pakistan (Islamic Republic of) 8.25% 2025	300	335
Paraguay (Republic of) 5.00% 2026[3]	500	543
Peru (Republic of) 2.75% 2026	€855	1,071
Peru (Republic of) 4.125% 2027	$1,570	1,802
Peru (Republic of) 6.55% 2037[4]	382	543
Peru (Republic of) 5.625% 2050	130	173
Poland (Republic of), Series 0922, 5.75% 2022	PLN4,300	1,331
Poland (Republic of), Series 1023, 4.00% 2023	1,500	426
Russian Federation 7.50% 2021	RUB100,000	1,549
Russian Federation 7.60% 2021	36,000	559
Russian Federation 7.00% 2023	49,000	740
Russian Federation 8.15% 2027	2,470,000	39,876
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR17,600	1,440
South Africa (Republic of), Series R-214, 6.50% 2041	41,050	2,188
Turkey (Republic of) 5.625% 2021	$1,700	1,815
Turkey (Republic of) 2.00% 2024[7]	TRY2,283	727
Turkey (Republic of) 9.00% 2024	3,455	1,123
Turkey (Republic of) 8.00% 2025	6,200	1,896
Turkey (Republic of) 6.75% 2040	$1,000	1,170
Turkey (Republic of) 6.00% 2041	650	697
Turkey (Republic of) 4.875% 2043	300	281
United Mexican States 2.50% 2020[7]	MXN10,925	564
United Mexican States 4.00% 2023	$1,400	1,501
United Mexican States 3.60% 2025	2,275	2,366
United Mexican States 4.125% 2026	700	755
United Mexican States 4.00% 2040[7]	MXN4,916	288
United Mexican States 4.35% 2047	$465	459
United Mexican States, Series M10, 7.75% 2017	MXN10,000	532
United Mexican States, Series M20, 10.00% 2024	23,700	1,546
United Mexican States, Series M, 5.75% 2026	10,000	507
Venezuela (Bolivarian Republic of) 12.75% 2022[4]	$265	174
Venezuela (Bolivarian Republic of) 8.25% 2024	805	399
Venezuela (Bolivarian Republic of) 7.65% 2025	320	155
Venezuela (Bolivarian Republic of) 11.75% 2026	530	316
Venezuela (Bolivarian Republic of) 9.25% 2027	1,200	658
Venezuela (Bolivarian Republic of) 9.25% 2028	130	67
Venezuela (Bolivarian Republic of) 11.95% 2031[4]	760	460
Venezuela (Bolivarian Republic of) 9.375% 2034	115	60
Venezuela (Bolivarian Republic of) 7.00% 2038	170	79
Zambia (Republic of) 8.97% 2027[3,4]	2,605	2,582
		147,487
Corporate bonds & notes 0.56% Energy 0.32%
Ecopetrol SA 5.875% 2045	210	194
Gazprom OJSC 6.51% 2022[3]	600	669
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	600	614
Petrobras Global Finance Co. 8.375% 2021	500	549
American Funds Insurance Series — New World Fund — Page 30 of 189

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 4.375% 2023	$310	$278
Petrobras Global Finance Co. 6.25% 2024	90	88
Petrobras Global Finance Co. 8.75% 2026	900	997
Petrobras Global Finance Co. 6.85% 2115	890	757
Petróleos Mexicanos 5.50% 2021	420	445
Petróleos Mexicanos 6.375% 2021[3]	655	715
Petróleos Mexicanos 3.50% 2023	295	279
Petróleos Mexicanos 4.875% 2024	250	254
Petróleos Mexicanos 6.875% 2026[3]	1,000	1,130
Petróleos Mexicanos 6.50% 2041	250	244
Petróleos Mexicanos 5.625% 2046	1,010	887
YPF SA 8.50% 2025[3]	860	946
		9,046
Financials 0.11%
BBVA Bancomer SA 6.50% 2021[3]	525	576
Export Credit Bank of Turkey 5.375% 2021[3]	590	605
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,224
VEB Finance Ltd. 6.902% 2020	600	654
		3,059
Telecommunication services 0.05%
Digicel Group Ltd. 8.25% 2020[3]	600	524
Digicel Group Ltd. 6.00% 2021[3]	750	672
Digicel Group Ltd. 7.125% 2022[3]	350	271
		1,467
Industrials 0.04%
Brunswick Rail Finance Ltd. 6.50% 2017	850	452
Brunswick Rail Finance Ltd. 6.50% 2017[3]	550	293
Lima Metro Line Finance Ltd. 5.875% 2034[3,4]	335	375
		1,120
Utilities 0.03%
Eskom Holdings Ltd. 5.75% 2021[3]	985	980
Materials 0.01%
Vale Overseas Ltd. 6.25% 2026	345	361
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	90
Total corporate bonds & notes		16,123
U.S. Treasury bonds & notes 0.05% U.S. Treasury 0.05%
U.S. Treasury 0.875% 2017	$1,500	1,503
Total U.S. Treasury bonds & notes		1,503
Total bonds, notes & other debt instruments (cost: $150,995,000)		165,113
American Funds Insurance Series — New World Fund — Page 31 of 189

unaudited
Short-term securities 9.03%	Principal amount (000)	Value (000)
BASF SE 0.75% due 12/12/2016[3]	$21,700	$21,673
Federal Home Loan Bank 0.29%–0.34% due 10/7/2016–12/16/2016	66,300	66,281
General Electric Co. 0.34% due 10/3/2016	29,100	29,099
GlaxoSmithKline Finance PLC 0.63% due 12/12/2016[3]	15,000	14,982
Microsoft Corp. 0.52%–0.55% due 11/17/2016–12/6/2016[3]	35,000	34,971
Paccar Financial Corp. 0.44% due 10/24/2016	20,000	19,994
Svenska Handelsbanken Inc. 0.65% due 10/18/2016[3]	11,400	11,397
Total Capital Canada Ltd. 0.47% due 10/11/2016[3]	30,000	29,996
Westpac Banking Corp. 0.75% due 11/16/2016[3]	31,800	31,777
Total short-term securities (cost: $260,152,000)		260,170
Total investment securities 99.83% (cost: $2,514,756,000)		2,875,438
Other assets less liabilities 0.17%		4,864
Net assets 100.00%		$2,880,302
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — New World Fund — Page 32 of 189

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $12,216,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Colombian pesos	10/12/2016	JPMorgan Chase	$394	COP1,127,350	$4
Colombian pesos	10/24/2016	Bank of America, N.A.	$794	COP2,311,700	(4)
Euros	10/17/2016	HSBC Bank	$592	€530	(4)
Euros	11/22/2016	HSBC Bank	$297	€265	(2)
Indian rupees	10/7/2016	Citibank	$658	INR44,350	(7)
Indian rupees	10/13/2016	JPMorgan Chase	$3,167	INR210,800	9
Indian rupees	10/13/2016	JPMorgan Chase	$696	INR46,350	2
Indian rupees	10/24/2016	JPMorgan Chase	$467	INR31,418	(3)
Japanese yen	10/13/2016	UBS AG	$624	¥63,000	3
Japanese yen	10/24/2016	Bank of America, N.A.	$1,536	¥153,000	25
Mexican pesos	10/7/2016	Citibank	$711	MXN13,461	17
Mexican pesos	10/26/2016	HSBC Bank	$934	MXN18,300	(7)
Mexican pesos	10/28/2016	Citibank	$452	MXN9,000	(11)
South African rand	10/6/2016	JPMorgan Chase	$814	ZAR11,700	(37)
South African rand	11/10/2016	Bank of America, N.A.	$888	ZAR12,200	6
Turkish lira	10/7/2016	Citibank	$218	TRY650	2
Turkish lira	10/18/2016	Bank of America, N.A.	$657	TRY1,950	10
Turkish lira	10/27/2016	JPMorgan Chase	$264	TRY785	4
					$7
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,546,555,000, which represented 53.69% of the net assets of the fund. This amount includes $1,484,258,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $226,255,000, which represented 7.86% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations and symbols
ADR = American Depositary Receipts	HUF = Hungarian forints
ARS = Argentine pesos	INR = Indian rupees
BRL = Brazilian reais	¥ = Japanese yen
CDI = CREST Depository Interest	MXN = Mexican pesos
COP = Colombian pesos	PLN = Polish zloty
€ = Euros	RUB = Russian rubles
GBP = British pounds	TRY = Turkish lira
GDR = Global Depositary Receipts	ZAR = South African rand
American Funds Insurance Series — New World Fund — Page 33 of 189

Blue Chip Income and Growth Fund
Investment portfolio
September 30, 2016
unaudited
Common stocks 92.75% Health care 16.53%	Shares	Value (000)
Amgen Inc.	2,618,700	$436,825
AbbVie Inc.	4,732,100	298,454
Gilead Sciences, Inc.	2,212,812	175,078
Medtronic PLC	1,460,000	126,144
Teva Pharmaceutical Industries Ltd. (ADR)	1,878,900	86,448
Bristol-Myers Squibb Co.	1,125,000	60,660
Novartis AG (ADR)	708,500	55,943
UnitedHealth Group Inc.	340,000	47,600
Abbott Laboratories	850,000	35,946
Merck & Co., Inc.	500,000	31,205
		1,354,303
Information technology 13.86%
Intel Corp.	7,056,000	266,364
Texas Instruments Inc.	2,630,000	184,573
Western Union Co.	8,225,000	171,244
Apple Inc.	1,154,580	130,525
Broadcom Ltd.	730,527	126,031
Oracle Corp.	3,150,000	123,732
Microsoft Corp.	1,400,000	80,640
International Business Machines Corp.	330,000	52,421
		1,135,530
Energy 11.93%
Exxon Mobil Corp.	3,051,000	266,291
Canadian Natural Resources, Ltd.	7,677,150	245,976
Halliburton Co.	4,795,700	215,231
Noble Energy, Inc.	2,488,000	88,921
ConocoPhillips	1,500,000	65,205
Apache Corp.	888,000	56,717
Royal Dutch Shell PLC, Class B (ADR)	750,000	39,622
		977,963
Industrials 11.36%
Norfolk Southern Corp.	1,591,800	154,500
Union Pacific Corp.	1,408,000	137,322
CSX Corp.	4,422,000	134,871
Boeing Co.	659,000	86,817
Illinois Tool Works Inc.	650,000	77,896
General Electric Co.	2,400,000	71,088
General Dynamics Corp.	450,000	69,822
Caterpillar Inc.	734,000	65,157
Rockwell Automation	450,000	55,053
United Technologies Corp.	500,000	50,800
United Parcel Service, Inc., Class B	250,000	27,340
		930,666
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 34 of 189

unaudited
Common stocks Consumer staples 9.30%	Shares	Value (000)
Altria Group, Inc.	3,754,000	$237,366
Philip Morris International Inc.	1,000,000	97,220
Kraft Heinz Co.	1,076,666	96,372
Mondelez International, Inc.	1,580,000	69,362
Kimberly-Clark Corp.	500,000	63,070
ConAgra Foods, Inc.	1,200,000	56,532
Coca-Cola Co.	1,250,000	52,900
Kellogg Co.	592,000	45,862
PepsiCo, Inc.	400,000	43,508
		762,192
Telecommunication services 8.03%
Verizon Communications Inc.	5,856,171	304,404
AT&T Inc.	6,624,000	269,001
CenturyLink, Inc.	3,099,500	85,019
		658,424
Consumer discretionary 4.88%
Las Vegas Sands Corp.	1,929,000	110,995
General Motors Co.	2,000,000	63,540
Amazon.com, Inc.[1]	71,200	59,616
McDonald’s Corp.	500,000	57,680
Viacom Inc., Class B	992,850	37,828
Royal Caribbean Cruises Ltd.	500,000	37,475
Wynn Resorts, Ltd.	339,900	33,113
		400,247
Financials 4.31%
American International Group, Inc.	2,061,000	122,300
Goldman Sachs Group, Inc.	531,000	85,634
JPMorgan Chase & Co.	1,190,000	79,242
U.S. Bancorp	1,000,000	42,890
HSBC Holdings PLC (ADR)	618,749	23,271
		353,337
Materials 3.79%
Freeport-McMoRan Inc.	12,412,000	134,794
Vale SA, Class A, preferred nominative (ADR)	12,719,337	59,908
Vale SA, ordinary nominative (ADR)	460,500	2,533
Praxair, Inc.	375,000	45,311
Dow Chemical Co.	850,000	44,056
International Flavors & Fragrances Inc.	168,000	24,019
		310,621
Utilities 3.48%
Exelon Corp.	6,540,000	217,717
Southern Co.	1,000,000	51,300
Xcel Energy Inc.	250,000	10,285
NextEra Energy, Inc.	50,000	6,116
		285,418
Real estate 0.46%
Crown Castle International Corp. REIT	400,000	37,684
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 189

unaudited
Common stocks Miscellaneous 4.82%	Shares	Value (000)
Other common stocks in initial period of acquisition		$394,694
Total common stocks (cost: $5,975,856,000)		7,601,079
Short-term securities 6.90%	Principal amount (000)
Apple Inc. 0.46% due 11/2/2016[2]	$35,000	34,987
Caterpillar Financial Services Corp. 0.55% due 12/9/2016	40,000	39,957
Chevron Corp. 0.58% due 11/16/2016[2]	34,200	34,180
Federal Home Loan Bank 0.26%–0.35% due 11/1/2016–12/9/2016	142,700	142,655
General Electric Co. 0.34% due 10/3/2016	28,150	28,149
Honeywell International Inc. 0.51% due 10/11/2016[2]	25,000	24,997
John Deere Canada ULC 0.45% due 10/12/2016[2]	20,000	19,998
Kaiser Foundation Hospitals 0.57% due 11/8/2016	25,041	25,012
Microsoft Corp. 0.52%–0.60% due 11/17/2016–1/4/2017[2]	35,000	34,956
Pfizer Inc. 0.50%–0.59% due 10/12/2016–12/8/2016[2]	49,600	49,572
Qualcomm Inc. 0.51% due 12/6/2016[2]	44,000	43,955
U.S. Treasury Bills 0.28% due 11/17/2016	36,700	36,692
Wal-Mart Stores, Inc. 0.44% due 11/7/2016[2]	30,000	29,987
Walt Disney Co. 0.41% due 10/14/2016[2]	20,000	19,997
Total short-term securities (cost: $565,091,000)		565,094
Total investment securities 99.65% (cost: $6,540,947,000)		8,166,173
Other assets less liabilities 0.35%		28,921
Net assets 100.00%		$8,195,094
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $292,629,000, which represented 3.57% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 189

Global Growth and Income Fund
Investment portfolio
September 30, 2016
unaudited
Common stocks 91.76% Information technology 15.64%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	11,845,800	$69,473
Nintendo Co., Ltd.[1]	235,000	62,182
Microsoft Corp.	840,000	48,384
Broadcom Ltd.	173,000	29,846
Apple Inc.	185,000	20,914
Murata Manufacturing Co., Ltd.[1]	137,000	17,870
Alibaba Group Holding Ltd. (ADR)[2]	160,000	16,926
TE Connectivity Ltd.	200,000	12,876
Alphabet Inc., Class C2	9,000	6,996
Alphabet Inc., Class A2	5,000	4,020
Vanguard International Semiconductor Corp.[1]	5,000,000	9,416
Halma PLC[1]	610,000	8,294
Intel Corp.	150,700	5,689
		312,886
Financials 11.83%
ICICI Bank Ltd.[1]	4,550,000	17,331
ICICI Bank Ltd. (ADR)	2,000,000	14,940
JPMorgan Chase & Co.	296,800	19,764
UniCredit SpA[1]	8,150,000	18,995
CME Group Inc., Class A	145,500	15,208
National Australia Bank Ltd.[1]	680,000	14,565
Prudential PLC[1]	807,000	14,323
First Republic Bank	155,000	11,952
Fairfax Financial Holdings Ltd. (CAD denominated)	19,000	11,133
Capital One Financial Corp.	145,000	10,415
Toronto-Dominion Bank (CAD denominated)	230,000	10,210
ORIX Corp.[1]	680,000	10,034
Indiabulls Housing Finance Ltd.[1]	750,000	9,359
CIT Group Inc.	250,000	9,075
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,750,000	9,046
Banco Santander, SA (ADR)	2,000,000	8,820
AIA Group Ltd.[1]	1,220,000	8,174
Wells Fargo & Co.	180,000	7,970
Itaú Unibanco Holding SA, preferred nominative (ADR)	675,000	7,384
Blackstone Group LP	274,250	7,002
CenterState Banks, Inc.	60,945	1,081
		236,781
Consumer discretionary 11.50%
Home Depot, Inc.	243,000	31,269
ProSiebenSat.1 Media SE1	554,945	23,766
Steinhoff International Holdings NV1	2,990,000	17,162
Continental AG1	81,000	17,030
Amazon.com, Inc.[2]	20,000	16,746
Sony Corp.[1]	480,000	15,684
American Funds Insurance Series — Global Growth and Income Fund — Page 37 of 189

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Vivendi SA1	715,200	$14,412
Rakuten, Inc.[1]	990,000	12,878
Berkeley Group Holdings PLC[1]	370,000	12,393
McDonald’s Corp.	100,000	11,536
Comcast Corp., Class A	160,000	10,614
adidas AG1	53,000	9,199
Pearson PLC[1]	860,000	8,401
HUGO BOSS AG1	150,000	8,295
Barratt Developments PLC[1]	1,100,000	7,063
Ulta Salon, Cosmetics & Fragrance, Inc.[2]	26,000	6,187
Liberty Global PLC, Class C2	103,008	3,403
Liberty Global PLC LiLAC, Class C2	12,852	361
Liberty Global PLC LiLAC, Class A2	5,154	142
SES SA, Class A (FDR)[1]	150,000	3,679
		230,220
Health care 8.52%
UnitedHealth Group Inc.	293,100	41,034
Merck & Co., Inc.	485,900	30,325
Novartis AG1	279,000	21,941
Medtronic PLC	226,000	19,526
Regeneron Pharmaceuticals, Inc.[2]	46,000	18,493
Hikma Pharmaceuticals PLC[1]	340,000	8,899
Thermo Fisher Scientific Inc.	55,000	8,748
ResMed Inc.	114,000	7,386
Novo Nordisk A/S, Class B1	142,500	5,937
Roche Holding AG, non-registered shares, non-voting[1]	20,000	4,955
AstraZeneca PLC[1]	50,000	3,239
		170,483
Industrials 8.35%
Airbus Group SE, non-registered shares[1]	374,000	22,623
Lockheed Martin Corp.	85,500	20,496
Grupo Aeroportuario del Pacífico SAB de CV	2,080,000	19,750
Boeing Co.	120,000	15,809
Flughafen Zürich AG1	78,000	15,226
United Continental Holdings, Inc.[2]	225,000	11,806
Komatsu Ltd.[1]	475,000	10,884
Ryanair Holdings PLC (ADR)	141,375	10,607
American Airlines Group Inc.	260,000	9,519
General Electric Co.	275,000	8,145
Wolseley PLC[1]	125,000	7,046
Safran SA1	90,000	6,471
Cummins Inc.	30,000	3,845
Abertis Infraestructuras, SA, Class A1	208,372	3,244
Meggitt PLC[1]	284,455	1,663
		167,134
Consumer staples 8.35%
British American Tobacco PLC[1]	573,500	36,677
Nestlé SA1	304,700	24,008
Procter & Gamble Co.	225,000	20,194
Philip Morris International Inc.	175,000	17,013
Walgreens Boots Alliance, Inc.	198,000	15,963
Hypermarcas SA, ordinary nominative	1,050,000	8,998
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 189

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Seven & i Holdings Co., Ltd.[1]	190,000	$8,979
Pinnacle Foods Inc.	150,000	7,525
Alimentation Couche-Tard Inc., Class B	117,000	5,670
Costco Wholesale Corp.	36,606	5,583
Coca-Cola Enterprises, Inc.	114,500	4,569
Associated British Foods PLC[1]	130,000	4,381
Mead Johnson Nutrition Co.	55,000	4,346
Booker Group PLC[1]	1,380,000	3,184
		167,090
Energy 6.58%
Royal Dutch Shell PLC, Class B (ADR)	502,000	26,521
Royal Dutch Shell PLC, Class A (ADR)	135,934	6,806
Chevron Corp.	237,000	24,392
BP PLC[1]	2,670,000	15,550
Schlumberger Ltd.	145,000	11,403
Enbridge Inc. (CAD denominated)	234,000	10,284
Exxon Mobil Corp.	97,000	8,466
Helmerich & Payne, Inc.	125,000	8,413
Reliance Industries Ltd.[1]	400,000	6,526
Galp Energia, SGPS, SA, Class B1	355,000	4,853
WorleyParsons Ltd.[1,2]	745,298	4,779
Tallgrass Energy GP, LP, Class A	150,000	3,608
		131,601
Utilities 5.23%
DONG Energy AS1,2	491,552	20,446
Infraestructura Energética Nova, SAB de CV	4,785,000	18,706
Enel SPA[1]	4,030,000	17,974
Dominion Resources, Inc.	232,000	17,231
Power Assets Holdings Ltd.[1]	1,315,500	12,885
SSE PLC[1]	458,000	9,297
National Grid PLC[1]	310,000	4,381
EDP - Energias de Portugal, SA1	1,100,000	3,694
		104,614
Materials 4.38%
E.I. du Pont de Nemours and Co.	350,000	23,440
ArcelorMittal[1,2]	3,000,000	18,320
Koninklijke DSM NV1	231,000	15,602
Potash Corp. of Saskatchewan Inc.	500,000	8,160
James Hardie Industries PLC (CDI)[1]	480,000	7,529
CCL Industries Inc., Class B, non-voting	38,500	7,413
Agrium Inc.	80,000	7,255
		87,719
Real estate 3.83%
MGM Growth Properties LLC REIT, Class A	842,233	21,957
Crown Castle International Corp. REIT	163,000	15,356
British Land Co. PLC REIT[1]	1,685,000	13,843
Sun Hung Kai Properties Ltd.[1]	630,000	9,601
Prologis, Inc. REIT	177,000	9,477
Daiwa House Industry Co., Ltd.[1]	235,000	6,437
		76,671
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 189

unaudited
Common stocks Telecommunication services 2.83%	Shares	Value (000)
AT&T Inc.	550,000	$22,335
Verizon Communications Inc.	195,105	10,142
China Mobile Ltd.[1]	575,000	7,060
Vodafone Group PLC[1]	2,350,000	6,738
KDDI Corp.[1]	190,000	5,847
TalkTalk Telecom Group PLC[1]	1,728,000	4,524
		56,646
Miscellaneous 4.72%
Other common stocks in initial period of acquisition		94,535
Total common stocks (cost: $1,573,857,000)		1,836,380
Preferred securities 0.02% Consumer discretionary 0.02%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	3,402,000	483
Total preferred securities (cost: $256,000)		483
Bonds, notes & other debt instruments 2.30% Corporate bonds & notes 2.22% Telecommunication services 1.69%	Principal amount (000)
Numericable Group SA 7.375% 2026[3]	$14,800	15,147
Sprint Nextel Corp. 7.25% 2021	18,500	18,685
		33,832
Materials 0.53%
First Quantum Minerals Ltd. 6.75% 2020[3]	11,300	10,509
Total corporate bonds & notes		44,341
U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%
U.S. Treasury 0.875% 2017	1,600	1,603
Total U.S. Treasury bonds & notes		1,603
Total bonds, notes & other debt instruments (cost: $41,942,000)		45,944
Short-term securities 5.78%
BNP Paribas, New York Branch 0.27% due 10/3/2016	20,900	20,900
Federal Home Loan Bank 0.31%–0.42% due 10/31/2016–1/9/2017	52,200	52,173
Intel Corp. 0.47% due 10/25/2016	25,000	24,993
International Bank for Reconstruction and Development 0.32% due 10/6/2016	400	400
Qualcomm Inc. 0.47% due 10/4/2016[3]	17,300	17,299
Total short-term securities (cost: $115,758,000)		115,765
Total investment securities 99.86% (cost: $1,731,813,000)		1,998,572
Other assets less liabilities 0.14%		2,713
Net assets 100.00%		$2,001,285
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 189

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $17,249,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	10/19/2016	HSBC Bank	$1,884	A$2,450	$10
Australian dollars	10/26/2016	HSBC Bank	$608	A$795	(1)
British pounds	10/28/2016	Bank of America, N.A.	$7,788	£6,000	7
					$16

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $851,889,000, which represented 42.57% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $42,955,000, which represented 2.15% of the net assets of the fund.

Key to abbreviations and symbols
A$ = Australian dollars
ADR = American Depositary Receipts
£ = British pounds
CAD = Canadian dollars
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 189

Growth-Income Fund
Investment portfolio
September 30, 2016
unaudited
Common stocks 91.78% Health care 16.73%	Shares	Value (000)
Amgen Inc.	4,681,750	$780,963
AbbVie Inc.	6,709,100	423,143
Stryker Corp.	2,412,541	280,844
Gilead Sciences, Inc.	3,537,100	279,855
Medtronic PLC	3,170,700	273,948
UnitedHealth Group Inc.	1,713,596	239,903
Illumina, Inc.[1]	1,194,800	217,047
Merck & Co., Inc.	2,835,080	176,937
Express Scripts Holding Co.[1]	2,482,500	175,091
McKesson Corp.	1,012,000	168,751
Humana Inc.	774,000	136,913
Quest Diagnostics Inc.	1,525,000	129,061
Johnson & Johnson	890,000	105,136
Hologic, Inc.[1]	2,631,300	102,173
Eli Lilly and Co.	1,106,700	88,824
Incyte Corp.[1]	913,200	86,106
Kite Pharma, Inc.[1]	1,314,200	73,411
Pfizer Inc.	1,995,851	67,599
Takeda Pharmaceutical Co. Ltd.[2]	1,216,000	58,205
Alexion Pharmaceuticals, Inc.[1]	470,000	57,594
Perrigo Co. PLC	605,000	55,860
Novartis AG2	685,150	53,881
Thermo Fisher Scientific Inc.	325,000	51,695
Aetna Inc.	438,000	50,567
Cardinal Health, Inc.	640,000	49,728
Abbott Laboratories	781,800	33,062
Agios Pharmaceuticals, Inc.[1]	530,500	28,021
DaVita HealthCare Partners Inc.[1]	301,800	19,940
St. Jude Medical, Inc.	188,981	15,073
Cerner Corp.[1]	178,000	10,992
Endo International PLC[1]	240,000	4,836
		4,295,159
Information technology 16.02%
Texas Instruments Inc.	9,283,959	651,548
Microsoft Corp.	8,448,727	486,647
Alphabet Inc., Class A1	339,850	273,260
Alphabet Inc., Class C1	244,523	190,065
Broadcom Ltd.	2,628,596	453,485
Oracle Corp.	6,481,901	254,609
Intel Corp.	6,134,600	231,581
Accenture PLC, Class A	1,654,500	202,130
Apple Inc.	1,143,150	129,233
QUALCOMM Inc.	1,578,000	108,093
Yahoo! Inc.[1]	2,438,000	105,078
International Business Machines Corp.	589,000	93,563
American Funds Insurance Series — Growth-Income Fund — Page 42 of 189

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Alibaba Group Holding Ltd. (ADR)[1]	800,000	$84,632
Xilinx, Inc.	1,465,000	79,608
Intuit Inc.	689,400	75,841
Qorvo, Inc.[1]	1,339,419	74,659
MercadoLibre, Inc.	402,000	74,358
ASML Holding NV (New York registered)	663,700	72,728
Tata Consultancy Services Ltd.[2]	1,800,000	65,902
Visa Inc., Class A	647,600	53,556
NetApp, Inc.	1,471,690	52,716
IAC/InterActiveCorp	716,000	44,728
Motorola Solutions, Inc.	525,900	40,116
Automatic Data Processing, Inc.	407,500	35,941
Arista Networks, Inc.[1]	420,200	35,751
ON Semiconductor Corp.[1]	2,894,900	35,665
SAP SE2	239,500	21,792
Tableau Software, Inc., Class A1	388,200	21,456
Mobileye NV1	416,800	17,743
GoDaddy Inc., Class A1	510,300	17,621
Western Union Co.	400,000	8,328
VeriSign, Inc.[1]	101,400	7,934
First Solar, Inc.[1]	170,000	6,713
Verint Systems Inc.[1]	125,924	4,739
		4,111,819
Consumer discretionary 13.36%
Amazon.com, Inc.[1]	1,157,900	969,521
Netflix, Inc.[1]	4,066,277	400,732
Home Depot, Inc.	1,496,500	192,570
Newell Rubbermaid Inc.	3,580,800	188,565
Comcast Corp., Class A	2,653,000	176,000
Twenty-First Century Fox, Inc., Class A	7,058,683	170,961
Carnival Corp., units	2,617,200	127,772
Viacom Inc., Class B	3,353,400	127,765
Charter Communications, Inc., Class A1	447,669	120,857
Las Vegas Sands Corp.	1,922,000	110,592
Royal Caribbean Cruises Ltd.	1,341,600	100,553
Time Warner Inc.	1,150,002	91,552
Toyota Motor Corp.[2]	1,525,000	88,440
Priceline Group Inc.[1]	43,900	64,598
Starbucks Corp.	1,159,600	62,781
Daily Mail and General Trust PLC, Class A, non-voting[2]	6,400,000	61,759
Wynn Resorts, Ltd.	597,966	58,254
Cedar Fair, LP	896,500	51,360
Sirius XM Holdings Inc.[1]	10,421,295	43,457
Ferrari NV2	600,000	31,167
Daimler AG2	372,500	26,240
General Motors Co.	800,400	25,429
Coach, Inc.	630,000	23,033
NIKE, Inc., Class B	405,200	21,334
Marks and Spencer Group PLC[2]	4,879,000	20,983
YUM! Brands, Inc.	218,800	19,869
Scripps Networks Interactive, Inc., Class A	287,100	18,228
Liberty Interactive Corp. QVC Group, Series A1	718,800	14,383
American Funds Insurance Series — Growth-Income Fund — Page 43 of 189

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Electrolux AB, Series B2	462,724	$11,596
Kering SA2	46,000	9,269
		3,429,620
Financials 8.58%
JPMorgan Chase & Co.	4,794,300	319,252
American International Group, Inc.	4,529,000	268,751
Marsh & McLennan Companies, Inc.	3,426,100	230,405
State Street Corp.	2,806,500	195,416
Goldman Sachs Group, Inc.	799,880	128,997
Intercontinental Exchange, Inc.	463,533	124,857
Wells Fargo & Co.	2,076,600	91,952
Progressive Corp.	2,867,400	90,323
Bank of New York Mellon Corp.	2,095,000	83,549
HSBC Holdings PLC (HKD denominated)[2]	11,200,000	83,206
Aon PLC, Class A	725,700	81,634
BB&T Corp.	2,115,000	79,778
Morgan Stanley	1,882,370	60,349
Bank of Montreal	855,000	56,027
Moody’s Corp.	447,458	48,451
Credit Suisse Group AG2	3,532,998	46,222
Prudential Financial, Inc.	501,300	40,931
CME Group Inc., Class A	388,400	40,595
Citigroup Inc.	600,000	28,338
Chubb Ltd.	217,200	27,291
UBS Group AG2	1,343,666	18,245
Invesco Ltd.	500,000	15,635
Ameriprise Financial, Inc.	101,100	10,087
East West Bancorp, Inc.	252,000	9,251
Sun Life Financial Inc.	266,200	8,662
U.S. Bancorp	201,000	8,621
Discover Financial Services	103,367	5,845
		2,202,670
Energy 8.14%
EOG Resources, Inc.	2,600,155	251,461
TOTAL SA2	4,487,205	212,681
Noble Energy, Inc.	5,025,600	179,615
Chevron Corp.	1,716,900	176,703
Concho Resources Inc.[1]	1,274,000	174,984
Schlumberger Ltd.	2,055,000	161,605
Halliburton Co.	3,150,700	141,403
Canadian Natural Resources, Ltd.	4,139,440	132,328
ConocoPhillips	2,674,410	116,257
Kinder Morgan, Inc.	4,108,300	95,025
Exxon Mobil Corp.	1,088,000	94,961
Enbridge Inc. (CAD denominated)	2,040,135	89,664
Apache Corp.	1,100,000	70,257
Baker Hughes Inc.	1,227,600	61,957
Royal Dutch Shell PLC, Class A (ADR)	1,129,859	56,572
Royal Dutch Shell PLC, Class A (GBP denominated)[2]	11,188	278
BP PLC[2]	6,622,287	38,569
Tullow Oil PLC[1,2]	6,204,000	20,369
American Funds Insurance Series — Growth-Income Fund — Page 44 of 189

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Cabot Oil & Gas Corp.	490,000	$12,642
Cobalt International Energy, Inc.[1]	593,000	735
		2,088,066
Consumer staples 7.55%
Philip Morris International Inc.	4,253,330	413,509
Coca-Cola Co.	6,371,900	269,659
Kroger Co.	7,374,080	218,863
Procter & Gamble Co.	1,734,200	155,644
CVS Health Corp.	1,670,000	148,613
Altria Group, Inc.	1,720,000	108,756
PepsiCo, Inc.	998,419	108,598
Avon Products, Inc.	19,099,000	108,100
L’Oréal SA, bonus shares[2]	470,000	88,734
Mondelez International, Inc.	1,774,400	77,896
Asahi Group Holdings, Ltd.[2]	2,122,000	77,232
Pernod Ricard SA2	515,000	60,933
Herbalife Ltd.[1]	756,300	46,883
Reynolds American Inc.	940,000	44,321
Costco Wholesale Corp.	66,000	10,066
		1,937,807
Industrials 7.52%
Union Pacific Corp.	4,083,489	398,263
General Dynamics Corp.	1,071,000	166,176
CAE Inc.	6,800,000	96,562
CSX Corp.	2,850,000	86,925
Waste Management, Inc.	1,338,000	85,311
United Technologies Corp.	816,300	82,936
Norfolk Southern Corp.	840,000	81,530
TransDigm Group Inc.[1]	265,000	76,617
Rockwell Automation	617,600	75,557
Nielsen Holdings PLC	1,400,600	75,030
Republic Services, Inc.	1,430,000	72,144
Boeing Co.	546,000	71,930
Air Lease Corp., Class A	2,365,000	67,592
Siemens AG (ADR)	391,000	45,872
Siemens AG2	150,000	17,560
3M Co.	352,300	62,086
Safran SA2	735,193	52,863
General Electric Co.	1,484,000	43,956
Covanta Holding Corp.	2,783,000	42,830
Waste Connections, Inc.	395,400	29,536
United Continental Holdings, Inc.[1]	553,322	29,033
Canadian National Railway Co.	431,000	28,187
Lockheed Martin Corp.	109,900	26,345
Cummins Inc.	186,300	23,874
Caterpillar Inc.	265,000	23,524
Airbus Group SE, non-registered shares[2]	318,500	19,266
IDEX Corp.	205,800	19,257
Meggitt PLC[2]	2,680,000	15,668
Huntington Ingalls Industries, Inc.	89,500	13,731
		1,930,161
American Funds Insurance Series — Growth-Income Fund — Page 45 of 189

unaudited
Common stocks Materials 5.08%	Shares	Value (000)
Celanese Corp., Series A	4,547,233	$302,664
Dow Chemical Co.	3,379,100	175,139
Freeport-McMoRan Inc.	15,540,000	168,764
Monsanto Co.	1,512,985	154,627
Vale SA, Class A, preferred nominative (ADR)	18,591,184	87,564
Vale SA, Class A, preferred nominative	4,440,000	21,025
International Flavors & Fragrances Inc.	724,900	103,639
Rio Tinto PLC[2]	2,182,000	72,606
Mosaic Co.	2,522,400	61,698
BHP Billiton PLC[2]	3,653,000	54,904
Albemarle Corp.	579,000	49,499
Praxair, Inc.	251,000	30,328
PolyOne Corp.	266,000	8,993
Labrador Iron Ore Royalty Corp.	670,000	7,099
First Quantum Minerals Ltd.	619,100	5,125
		1,303,674
Telecommunication services 2.26%
Verizon Communications Inc.	10,236,400	532,088
AT&T Inc.	712,500	28,935
CenturyLink, Inc.	696,000	19,091
		580,114
Real estate 2.05%
Crown Castle International Corp. REIT	1,852,400	174,514
Iron Mountain Inc. REIT	3,487,921	130,902
Weyerhaeuser Co. REIT[1]	4,034,541	128,863
American Tower Corp. REIT	800,386	90,708
		524,987
Utilities 0.97%
Sempra Energy	1,649,600	176,821
Exelon Corp.	1,550,000	51,600
AES Corp.	1,631,000	20,958
		249,379
Miscellaneous 3.52%
Other common stocks in initial period of acquisition		903,271
Total common stocks (cost: $18,140,817,000)		23,556,727
Convertible stocks 0.04% Financials 0.02%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[3]	6,000	5,850
Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		5,307
Total convertible stocks (cost: $9,587,000)		11,157
American Funds Insurance Series — Growth-Income Fund — Page 46 of 189

unaudited
Convertible bonds 0.50% Information technology 0.16%	Principal amount (000)	Value (000)
VeriSign, Inc., convertible notes, 3.25% 2037	$ 18,020	$41,390
Miscellaneous 0.34%
Other convertible bonds in initial period of acquisition		86,314
Total convertible bonds (cost: $104,435,000)		127,704
Bonds, notes & other debt instruments 0.77% U.S. Treasury bonds & notes 0.70% U.S. Treasury 0.70%
U.S. Treasury 1.625% 2026	119,780	120,109
U.S. Treasury 1.625% 2026	59,900	60,042
Total U.S. Treasury bonds & notes		180,151
Corporate bonds & notes 0.07% Telecommunication services 0.07%
Sprint Nextel Corp. 9.125% 2017	13,000	13,341
Sprint Nextel Corp. 11.50% 2021	3,700	4,274
Total corporate bonds & notes		17,615
Total bonds, notes & other debt instruments (cost: $197,287,000)		197,766
Short-term securities 6.84%
Apple Inc. 0.43% due 10/3/2016–10/4/2016[4]	125,000	124,996
Caterpillar Financial Services Corp. 0.45%–0.47% due 10/11/2016–11/3/2016	76,300	76,282
Chevron Corp. 0.70% due 11/18/2016[4]	50,000	49,969
Coca-Cola Co. 0.52%–0.67% due 11/9/2016–1/12/2017[4]	153,300	153,162
ExxonMobil Corp. 0.44% due 10/18/2016	116,800	116,773
Federal Farm Credit Banks 0.48% due 11/10/2016	44,400	44,387
Federal Home Loan Bank 0.25%–0.55% due 10/28/2016–5/12/2017	365,202	364,862
Freddie Mac 0.37% due 10/4/2016–12/19/2016	95,000	94,971
General Electric Co. 0.34% due 10/3/2016	10,400	10,400
Microsoft Corp. 0.46%–0.60% due 10/5/2016–1/4/2017[4]	261,500	261,340
Pfizer Inc. 0.64% due 12/9/2016[4]	90,000	89,908
Private Export Funding Corp. 0.60% due 11/4/2016[4]	50,000	49,977
U.S. Treasury Bills 0.40%–0.41% due 12/8/2016–2/2/2017	162,500	162,385
United Parcel Service Inc. 0.60% due 12/1/2016[4]	15,700	15,686
Wells Fargo Bank, N.A. 1.01%–1.05% due 1/17/2017–1/20/2017	140,000	140,050
Total short-term securities (cost: $1,754,898,000)		1,755,148
Total investment securities 99.93% (cost: $20,207,024,000)		25,648,502
Other assets less liabilities 0.07%		17,413
Net assets 100.00%		$25,665,915
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Growth-Income Fund — Page 47 of 189

unaudited
Forward currency contracts

The fund did not hold any forward currency contracts as of September 30, 2016. The average month-end notional amount of open forward currency contracts while held was $19,297,000.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,397,101,000, which represented 5.44% of the net assets of the fund. This amount includes $1,308,367,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $745,038,000, which represented 2.90% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$5,850.02%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars
American Funds Insurance Series — Growth-Income Fund — Page 48 of 189

International Growth and Income Fund
Investment portfolio
September 30, 2016
unaudited
Common stocks 87.94% Consumer staples 15.98%	Shares	Value (000)
Philip Morris International Inc.	420,300	$40,862
British American Tobacco PLC[1]	567,700	36,306
Imperial Brands PLC[1]	567,563	29,255
Japan Tobacco Inc.[1]	446,600	18,246
CALBEE, Inc.[1]	284,400	10,755
Pernod Ricard SA1	84,250	9,968
Thai Beverage PCL[1]	13,413,900	9,551
Glanbia PLC[1]	370,000	7,118
Nestlé SA1	82,000	6,461
Associated British Foods PLC[1]	184,080	6,203
Coca-Cola Icecek AS, Class C1	351,000	4,274
Orion Corp.[1]	3,000	2,254
		181,253
Utilities 11.54%
SSE PLC[1]	1,356,222	27,530
EDP - Energias de Portugal, SA1	7,523,073	25,260
Engie SA1	871,000	13,493
Power Assets Holdings Ltd.[1]	1,313,000	12,861
National Grid PLC[1]	884,275	12,498
Cheung Kong Infrastructure Holdings Ltd.[1]	1,282,000	11,105
DONG Energy AS1,2	234,500	9,754
Red Eléctrica de Corporación, SA1	339,600	7,320
ACCIONA, SA1	90,500	6,839
ENN Energy Holdings Ltd.[1]	858,000	4,188
		130,848
Financials 10.69%
HDFC Bank Ltd.[1]	658,000	14,546
Prudential PLC[1]	738,000	13,098
St. James’s Place PLC[1]	1,048,000	12,904
Siam Commercial Bank PCL[1]	2,906,000	12,486
Barclays PLC[1]	3,911,497	8,529
BNP Paribas SA1	165,700	8,520
bank muscat (SAOG)[1]	7,447,387	7,817
Credit Suisse Group AG1	551,947	7,221
AIA Group Ltd.[1]	1,033,000	6,921
Banco Bilbao Vizcaya Argentaria, SA1	665,276	4,022
Banco Bilbao Vizcaya Argentaria, SA (ADR)	332,604	1,982
Bank of Montreal	75,500	4,947
Sampo Oyj, Class A1	94,200	4,190
Banco Santander, SA1	867,553	3,836
Bank Rakyat Indonesia (Persero) Tbk PT1	4,084,000	3,832
Jupiter Fund Management PLC[1]	587,000	3,237
UBS Group AG1	230,000	3,123
		121,211
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 189

unaudited
Common stocks Consumer discretionary 9.84%	Shares	Value (000)
Kering SA1	88,500	$17,834
H & M Hennes & Mauritz AB, Class B1	489,320	13,795
Toyota Motor Corp.[1]	226,000	13,106
HUGO BOSS AG1	207,500	11,475
Taylor Wimpey plc[1]	5,055,000	10,119
Publicis Groupe SA1	85,757	6,485
Christian Dior SE1	33,500	6,003
L’Occitane International SA1	2,840,000	5,672
Daily Mail and General Trust PLC, Class A, non-voting[1]	543,600	5,246
ITV PLC[1]	1,929,800	4,690
Sands China Ltd.[1]	972,000	4,258
Galaxy Entertainment Group Ltd.[1]	1,100,000	4,185
WPP PLC[1]	149,100	3,509
RTL Group SA, non-registered shares[1]	32,100	2,664
Inchcape PLC[1]	291,000	2,484
		111,525
Health care 8.24%
Novartis AG1	429,870	33,806
GlaxoSmithKline PLC[1]	586,000	12,488
Orion Oyj, Class B1	271,600	10,706
Teva Pharmaceutical Industries Ltd. (ADR)	207,400	9,542
Astellas Pharma Inc.[1]	511,000	7,980
Takeda Pharmaceutical Co. Ltd.[1]	147,500	7,060
UCB SA1	85,200	6,588
Grifols, SA, Class B, preferred non-voting, non-registered shares[1]	332,000	5,318
		93,488
Industrials 8.12%
Abertis Infraestructuras, SA, Class A1	1,176,952	18,325
CK Hutchison Holdings Ltd.[1]	1,283,348	16,374
Rolls-Royce Holdings PLC[1,2]	1,415,100	13,208
Deutsche Post AG1	417,035	13,033
ASSA ABLOY AB, Class B1	585,700	11,892
Airbus Group SE, non-registered shares[1]	163,000	9,860
Jardine Matheson Holdings Ltd.[1]	94,200	5,722
Bunzl PLC[1]	122,752	3,632
		92,046
Energy 6.80%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	1,032,915	25,635
BP PLC[1]	2,374,241	13,828
Veresen Inc.	922,000	9,417
Peyto Exploration & Development Corp.	330,000	9,262
Suncor Energy Inc.	255,987	7,106
TOTAL SA1	136,726	6,480
Canadian Natural Resources, Ltd.	168,000	5,371
		77,099
Real estate 6.31%
Cheung Kong Property Holdings Ltd.[1]	3,833,348	28,272
Wharf (Holdings) Ltd.[1]	2,540,000	18,611
Japan Real Estate Investment Corp. REIT[1]	1,432	8,555
RioCan REIT	402,578	8,353
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 189

unaudited
Common stocks Real estate (continued)	Shares	Value (000)
Land and Houses PCL, non-voting depository receipt[1]	15,840,000	$4,109
Mitsui Fudosan Co., Ltd.[1]	172,000	3,662
		71,562
Telecommunication services 4.36%
MTN Group Ltd.[1]	1,630,228	13,982
China Mobile Ltd.[1]	700,000	8,595
Telia Co. AB1	1,598,500	7,155
Rogers Communications Inc., Class B, non-voting	140,300	5,952
Nippon Telegraph and Telephone Corp.[1]	87,800	4,010
Bharti Infratel Ltd.[1]	620,000	3,412
Singapore Telecommunications Ltd.[1]	1,106,000	3,243
Intouch Holdings PCL[1]	1,983,000	3,103
		49,452
Information technology 4.28%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,070,000	18,005
Flextronics International Ltd.[2]	840,000	11,441
Delta Electronics, Inc.[1]	1,453,266	7,787
ASML Holding NV1	35,700	3,915
Quanta Computer Inc.[1]	1,802,000	3,779
Rightmove PLC[1]	66,200	3,623
		48,550
Materials 1.78%
HeidelbergCement AG1	73,429	6,936
Vale SA, Class A, preferred nominative (ADR)	814,185	3,835
Rio Tinto PLC[1]	115,000	3,827
Amcor Ltd.[1]	255,300	2,968
BASF SE1	31,200	2,668
		20,234
Total common stocks (cost: $1,000,768,000)		997,268
Convertible bonds 0.02% Financials 0.02%	Principal amount (000)
bank muscat (SAOG), convertible notes, 3.50% 2018	OMR1,003	248
Total convertible bonds (cost: $261,000)		248
Bonds, notes & other debt instruments 3.42% Corporate bonds & notes 2.14% Materials 0.99%
First Quantum Minerals Ltd. 6.75% 2020[3]	$2,349	2,184
FMG Resources 9.75% 2022[3]	7,750	9,029
		11,213
Energy 0.86%
Petróleos Mexicanos 6.875% 2026[3]	2,327	2,629
Petróleos Mexicanos 6.875% 2026	1,290	1,458
Petróleos Mexicanos 5.50% 2044	1,535	1,338
Petróleos Mexicanos 5.625% 2046	700	615
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 189

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Repsol, SA 3.875% 2049	€1,700	$1,856
Repsol, SA 4.50% 2075	1,800	1,899
		9,795
Health care 0.29%
VPI Escrow Corp. 6.375% 2020[3]	$1,735	1,635
VRX Escrow Corp. 6.125% 2025[3]	1,865	1,611
		3,246
Total corporate bonds & notes		24,254
Bonds & notes of governments & government agencies outside the U.S. 1.24%
Brazil (Federative Republic of) 10.00% 2025	BRL22,000	6,252
Colombia (Republic of), Series B, 5.00% 2018	COP6,950,000	2,356
Colombia (Republic of), Series B, 7.50% 2026	8,020,000	2,894
Poland (Republic of), Series 0726, 2.50% 2026	PLN10,285	2,599
		14,101
U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%
U.S. Treasury 0.50% 2016	$420	420
Total U.S. Treasury bonds & notes		420
Total bonds, notes & other debt instruments (cost: $34,996,000)		38,775
Short-term securities 8.35%
Bank of Montreal 0.93% due 12/14/2016	10,000	9,984
BNP Paribas, New York Branch 0.27% due 10/3/2016	32,850	32,849
Federal Home Loan Bank 0.27%–0.30% due 10/4/2016–12/5/2016	51,800	51,792
Total short-term securities (cost: $94,622,000)		94,625
Total investment securities 99.73% (cost: $1,130,647,000)		1,130,916
Other assets less liabilities 0.27%		3,060
Net assets 100.00%		$1,133,976
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 189

unaudited
Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $18,965,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	10/20/2016	Bank of America, N.A.	$14,974	€13,310	$8

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $879,198,000, which represented 77.53% of the net assets of the fund. This amount includes $864,651,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,088,000, which represented 1.51% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
GBP = British pounds
OMR = Omani rials
PLN = Polish zloty
American Funds Insurance Series — International Growth and Income Fund — Page 53 of 189

Capital Income Builder®
Investment portfolio
September 30, 2016
unaudited
Common stocks 80.25% Consumer staples 14.68%	Shares	Value (000)
Philip Morris International Inc.	169,575	$16,486
Altria Group, Inc.	148,310	9,378
Coca-Cola Co.	185,145	7,835
Unilever PLC[1]	91,610	4,343
Diageo PLC[1]	137,500	3,943
Procter & Gamble Co.	43,800	3,931
Imperial Brands PLC[1]	75,900	3,912
Japan Tobacco Inc.[1]	87,600	3,579
Reynolds American Inc.	37,740	1,779
British American Tobacco PLC[1]	23,400	1,497
Tate & Lyle PLC[1]	96,900	942
Nestlé SA1	5,082	400
		58,025
Financials 11.15%
Sampo Oyj, Class A1	159,338	7,088
Swedbank AB, Class A1	234,220	5,500
Mercury General Corp.	82,510	4,526
CME Group Inc., Class A	37,595	3,930
New York Community Bancorp, Inc.	192,900	2,745
BB&T Corp.	71,980	2,715
Svenska Handelsbanken AB, Class A1	182,366	2,504
Arthur J. Gallagher & Co.	43,500	2,213
Skandinaviska Enskilda Banken AB, Class A1	157,777	1,584
People’s United Financial, Inc.	99,050	1,567
Aberdeen Asset Management PLC[1]	367,800	1,553
HSBC Holdings PLC (GBP denominated)[1]	179,620	1,349
Invesco Ltd.	42,300	1,323
Umpqua Holdings Corp.	82,200	1,237
KBC Groep NV1	20,446	1,190
Wells Fargo & Co.	21,800	965
Union National Bank PJSC[1]	813,869	886
Bank of China Ltd., Class H1	1,894,000	873
Intesa Sanpaolo SPA[1]	159,149	333
		44,081
Telecommunication services 9.18%
Verizon Communications Inc.	244,951	12,733
Singapore Telecommunications Ltd.[1]	2,941,500	8,625
Vodafone Group PLC[1]	1,610,800	4,619
HKT Trust and HKT Ltd., units[1]	2,385,340	3,366
NTT DoCoMo, Inc.[1]	113,700	2,883
AT&T Inc.	41,880	1,701
freenet AG1	55,835	1,632
American Funds Insurance Series — Capital Income Builder — Page 54 of 189

unaudited
Common stocks Telecommunication services (continued)	Shares	Value (000)
Telia Co. AB1	135,576	$607
CenturyLink, Inc.	3,765	103
		36,269
Energy 8.31%
Royal Dutch Shell PLC, Class B1	227,160	5,894
Royal Dutch Shell PLC, Class B (ADR)	50,300	2,657
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	3,027	75
Royal Dutch Shell PLC, Class A (ADR)	874	44
Helmerich & Payne, Inc.	103,400	6,959
Exxon Mobil Corp.	66,000	5,760
Enbridge Inc. (CAD denominated)	97,170	4,271
Occidental Petroleum Corp.	48,400	3,529
Chevron Corp.	19,700	2,028
Inter Pipeline Ltd.	77,600	1,638
		32,855
Utilities 8.08%
SSE PLC[1]	441,463	8,961
National Grid PLC[1]	543,640	7,683
Infratil Ltd.[1]	1,238,452	2,923
CMS Energy Corp.	61,700	2,592
EDP - Energias de Portugal, SA1	737,461	2,476
Power Assets Holdings Ltd.[1]	248,500	2,434
Red Eléctrica de Corporación, SA1	102,489	2,209
PG&E Corp.	19,600	1,199
Duke Energy Corp.	14,300	1,145
Glow Energy PCL[1]	137,000	316
		31,938
Health care 6.86%
AstraZeneca PLC[1]	122,050	7,906
AstraZeneca PLC (ADR)	125,380	4,120
Pfizer Inc.	297,180	10,066
GlaxoSmithKline PLC[1]	116,910	2,491
Roche Holding AG, non-registered shares, non-voting[1]	6,569	1,627
Novartis AG1	11,465	902
		27,112
Information technology 6.18%
International Business Machines Corp.	28,750	4,567
Xilinx, Inc.	66,540	3,616
VTech Holdings Ltd.[1]	298,300	3,411
Paychex, Inc.	53,310	3,085
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	486,000	2,850
Microsoft Corp.	39,020	2,247
Ricoh Co., Ltd.[1]	202,500	1,830
Texas Instruments Inc.	26,030	1,827
Hewlett-Packard Co.	64,800	1,006
		24,439
Consumer discretionary 5.72%
Greene King PLC[1]	460,120	4,622
Las Vegas Sands Corp.	71,400	4,108
Gannett Co., Inc.	279,440	3,253
American Funds Insurance Series — Capital Income Builder — Page 55 of 189

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
SES SA, Class A (FDR)[1]	102,524	$2,515
Viacom Inc., Class B	63,300	2,412
ProSiebenSat.1 Media SE1	35,893	1,537
Marks and Spencer Group PLC[1]	299,100	1,286
BCA Marketplace PLC[1]	460,000	1,073
Modern Times Group MTG AB, Class B1	35,157	900
AA PLC[1]	133,500	512
Fielmann AG1	4,757	388
		22,606
Industrials 4.71%
BAE Systems PLC[1]	644,900	4,375
Lockheed Martin Corp.	15,655	3,753
MTR Corp. Ltd.[1]	475,500	2,632
Covanta Holding Corp.	109,653	1,688
Edenred SA1	70,250	1,643
Sydney Airport, units[1]	276,869	1,488
Siemens AG1	12,216	1,430
Air New Zealand Ltd.[1]	667,919	906
Boeing Co.	5,300	698
		18,613
Real estate 2.37%
Iron Mountain Inc. REIT	157,895	5,926
Crown Castle International Corp. REIT	22,800	2,148
Lamar Advertising Co. REIT, Class A	19,500	1,273
		9,347
Materials 2.32%
Amcor Ltd.[1]	246,494	2,866
Givaudan SA1	1,163	2,365
Dow Chemical Co.	42,815	2,219
Nucor Corp.	34,730	1,718
		9,168
Miscellaneous 0.69%
Other common stocks in initial period of acquisition		2,708
Total common stocks (cost: $312,195,000)		317,161
Convertible stocks 0.35% Real estate 0.35%
American Tower Corp. REIT, Series B, 5.50% depository share, convertible preferred 2018	12,400	1,359
Total convertible stocks (cost: $1,263,000)		1,359
Bonds, notes & other debt instruments 14.41% U.S. Treasury bonds & notes 5.28% U.S. Treasury 4.07%	Principal amount (000)
U.S. Treasury 1.125% 2021	$400	399
U.S. Treasury 1.375% 2021	250	253
U.S. Treasury 2.25% 2021	2,695	2,828
U.S. Treasury 8.00% 2021	5,500	7,361
American Funds Insurance Series — Capital Income Builder — Page 56 of 189

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 8.125% 2021	$3,000	$3,988
U.S. Treasury 2.00% 2025	1,100	1,139
U.S. Treasury 2.875% 2045	100	112
		16,080
U.S. Treasury inflation-protected securities 1.21%
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	1,116	1,155
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	3,444	3,628
		4,783
Total U.S. Treasury bonds & notes		20,863
Mortgage-backed obligations 4.30%
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A1A, 5.723% 2049[3,4]	126	129
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A1A, 5.361% 2051[3]	76	78
Citigroup Commercial Mortgage Trust, Series 2008-C-7, Class A1A, 6.247% 2049[3,4]	357	368
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[3]	7	7
Fannie Mae 4.00% 2036[3]	2,596	2,827
Fannie Mae 4.00% 2045[3]	1,307	1,417
Freddie Mac 3.50% 2035[3]	1,810	1,925
Freddie Mac 4.00% 2046[3]	1,570	1,687
Freddie Mac 4.00% 2046[3]	622	653
Government National Mortgage Assn. 4.50% 2045[3]	741	801
Government National Mortgage Assn. 4.50% 2045[3]	633	685
Government National Mortgage Assn. 4.50% 2045[3]	559	604
Government National Mortgage Assn. 4.50% 2045[3]	358	388
Government National Mortgage Assn. 4.50% 2045[3]	267	288
Government National Mortgage Assn. 3.00% 2046[3,5]	2,000	2,091
Government National Mortgage Assn. 5.616% 2059[3]	97	100
Government National Mortgage Assn. 4.811% 2060[3]	109	113
Government National Mortgage Assn. 5.46% 2060[3]	119	126
Government National Mortgage Assn. 4.665% 2061[3]	184	191
Government National Mortgage Assn. 4.80% 2061[3]	144	149
Government National Mortgage Assn. 6.868% 2061[3]	58	61
Government National Mortgage Assn. 4.565% 2062[3]	57	61
Government National Mortgage Assn. 4.637% 2062[3]	412	437
Government National Mortgage Assn. 4.329% 2063[3]	135	145
Government National Mortgage Assn. 4.489% 2063[3]	56	61
Government National Mortgage Assn. 4.560% 2063[3]	174	187
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A1A, 5.431% 2047[3,4]	953	958
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A1A, 5.682% 2045[3,4]	82	85
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A1A, 5.312% 2044[3]	263	265
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A, 5.422% 2044[3,4]	127	127
		17,014
Corporate bonds & notes 2.77% Financials 0.82%
Bank of America Corp. 5.625% 2020	300	338
Bank of America Corp. 5.00% 2021	300	335
BB&T Corp. 6.85% 2019	100	113
Berkshire Hathaway Inc. 4.25% 2021	100	111
BNP Paribas 5.00% 2021	100	112
Goldman Sachs Group, Inc. 5.25% 2021	300	339
Goldman Sachs Group, Inc., Series D, 6.00% 2020	300	342
American Funds Insurance Series — Capital Income Builder — Page 57 of 189

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 6.30% 2019	$200	$223
JPMorgan Chase & Co. 4.25% 2020	300	325
Morgan Stanley 7.30% 2019	200	227
Morgan Stanley 5.50% 2020	300	337
Wells Fargo & Co. 5.625% 2017	100	105
Wells Fargo & Co. 4.60% 2021	300	331
		3,238
Consumer discretionary 0.48%
Comcast Corp. 5.15% 2020	100	112
Ford Motor Credit Co. 8.125% 2020	300	354
General Motors Financial Co. 4.375% 2021	300	321
Johnson Controls, Inc. 5.00% 2020	200	220
Newell Rubbermaid Inc. 4.00% 2024	400	426
Time Warner Inc. 4.75% 2021	200	224
Viacom Inc. 5.625% 2019	200	219
		1,876
Energy 0.32%
Anadarko Petroleum Corp. 4.85% 2021	270	291
Enbridge Energy Partners, LP 4.375% 2020	320	338
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	106
EnLink Midstream Partners, LP 4.40% 2024	100	98
Enterprise Products Operating LLC 6.50% 2019	100	111
Kinder Morgan Energy Partners, LP 5.30% 2020	200	216
Williams Partners LP 4.125% 2020	100	104
		1,264
Health care 0.25%
Amerisource Bergen 4.875% 2019	100	110
Becton, Dickinson and Co. 5.00% 2019	100	109
Boston Scientific Corp. 6.00% 2020	200	226
McKesson Corp. 7.50% 2019	100	113
Medtronic, Inc. 4.125% 2021	200	220
Thermo Fisher Scientific Inc. 4.70% 2020	200	219
		997
Telecommunication services 0.20%
Verizon Communications Inc. 5.50% 2018	100	106
Verizon Communications Inc. 4.50% 2020	300	329
Verizon Communications Inc. 4.60% 2021	300	334
		769
Consumer staples 0.18%
Altria Group, Inc. 9.25% 2019	200	243
Kraft Foods Inc. 6.125% 2018	100	108
Reynolds American Inc. 6.875% 2020	300	352
		703
American Funds Insurance Series — Capital Income Builder — Page 58 of 189

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate 0.17%	Principal amount (000)	Value (000)
AvalonBay Communities, Inc. 6.10% 2020	$100	$114
Developers Diversified Realty Corp. 7.875% 2020	200	240
Hospitality Properties Trust 4.25% 2021	200	214
Kimco Realty Corp. 6.875% 2019	100	115
		683
Utilities 0.14%
Entergy Corp. 5.125% 2020	200	222
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	114
NV Energy, Inc 6.25% 2020	100	118
Progress Energy, Inc. 7.05% 2019	100	113
		567
Materials 0.08%
BHP Billiton Finance (USA) Ltd. 6.50% 2019	100	112
BHP Billiton Finance (USA) Ltd. 3.85% 2023	200	219
		331
Industrials 0.07%
Caterpillar Financial Services Corp. 7.15% 2019	100	113
General Electric Capital Corp. 5.50% 2020	150	170
		283
Information technology 0.06%
Microsoft Corp. 4.00% 2021	200	221
Total corporate bonds & notes		10,932
Asset-backed obligations 2.06%
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[3]	3,000	3,019
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,6]	51	52
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,6]	408	408
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[3,6]	32	32
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,6]	182	185
Prestige Auto Receivables Trust, Series 2015-1, Class A2, 1.09% 2019[3,6]	13	13
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[3]	154	154
Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.97% 2019[3]	984	987
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[3]	1,159	1,164
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[3]	500	502
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[3]	1,625	1,637
		8,153
Total bonds, notes & other debt instruments (cost: $56,257,000)		56,962
Short-term securities 5.34%
General Electric Co. 0.34% due 10/3/2016	7,100	7,100
John Deere Canada ULC 0.48% due 10/21/2016[6]	5,000	4,998
Svenska Handelsbanken Inc. 0.48% due 10/3/2016[6]	4,000	4,000
Wal-Mart Stores, Inc. 0.38% due 10/4/2016[6]	5,000	5,000
Total short-term securities (cost: $21,098,000)		21,098
Total investment securities 100.35% (cost: $390,813,000)		396,580
Other assets less liabilities (0.35)%		(1,381)
Net assets 100.00%		$395,199
American Funds Insurance Series — Capital Income Builder — Page 59 of 189

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $150,442,000, which represented 38.07% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,688,000, which represented 3.72% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
GBP = British pounds
TBA = To-be-announced
American Funds Insurance Series — Capital Income Builder — Page 60 of 189

Asset Allocation Fund
Investment portfolio
September 30, 2016
unaudited
Common stocks 61.74% Information technology 16.26%	Shares	Value (000)
Microsoft Corp.	12,120,000	$698,112
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,200,000	464,968
Intuit Inc.	2,513,000	276,455
ASML Holding NV (New York registered)	2,500,000	273,950
VeriSign, Inc.[1]	3,200,000	250,368
Intel Corp.	6,600,000	249,150
Broadcom Ltd.	1,309,600	225,932
Juniper Networks, Inc.	6,000,000	144,360
Texas Instruments Inc.	2,000,000	140,360
AAC Technologies Holdings Inc.[2]	12,500,000	126,578
Apple Inc.	1,000,000	113,050
Amphenol Corp., Class A	1,450,000	94,134
Visa Inc., Class A	1,137,000	94,030
Alphabet Inc., Class A1	75,000	60,305
Analog Devices, Inc.	625,000	40,281
Fiserv, Inc.[1]	350,000	34,815
Corporate Risk Holdings I, Inc.[1,2]	163,500	1,383
Corporate Risk Holdings Corp.[1,2]	827	—
		3,288,231
Health care 8.35%
UnitedHealth Group Inc.	2,417,000	338,380
Johnson & Johnson	2,650,000	313,044
Humana Inc.	1,410,000	249,415
Merck & Co., Inc.	3,856,000	240,653
Express Scripts Holding Co.[1]	3,150,000	222,170
Incyte Corp.[1]	1,000,000	94,290
Pfizer Inc.	2,500,000	84,675
Regeneron Pharmaceuticals, Inc.[1]	190,467	76,572
Aetna Inc.	500,000	57,725
Medtronic PLC	143,000	12,355
Rotech Healthcare Inc.[1,2]	184,138	184
		1,689,463
Consumer discretionary 7.48%
Comcast Corp., Class A	5,773,000	382,981
Amazon.com, Inc.[1]	258,000	216,026
Home Depot, Inc.	1,650,000	212,322
VF Corp.	2,730,000	153,017
Newell Rubbermaid Inc.	2,700,000	142,182
General Motors Co.	3,500,000	111,195
Starbucks Corp.	1,415,000	76,608
Naspers Ltd., Class N2	330,000	57,191
CBS Corp., Class B	785,500	42,998
Domino’s Pizza, Inc.	275,000	41,759
American Funds Insurance Series — Asset Allocation Fund — Page 61 of 189

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Common stocks Consumer discretionary (continued)	Shares	Value (000)
Twenty-First Century Fox, Inc., Class A	1,650,000	$39,963
Industria de Diseño Textil, SA2	960,000	35,588
		1,511,830
Financials 6.21%
JPMorgan Chase & Co.	5,867,000	390,684
Chubb Ltd.	2,455,000	308,471
First Republic Bank	2,400,000	185,064
Citigroup Inc.	2,750,000	129,883
Bank of America Corp.	7,000,000	109,550
PNC Financial Services Group, Inc.	475,000	42,793
Blackstone Group LP	1,425,000	36,380
RenaissanceRe Holdings Ltd.	290,000	34,846
Berkshire Hathaway Inc., Class A1	84	18,162
		1,255,833
Energy 5.12%
Noble Energy, Inc.	7,100,000	253,754
Weatherford International PLC[1]	32,250,000	181,245
Chevron Corp.	1,400,000	144,088
Royal Dutch Shell PLC, Class B (ADR)	2,650,000	139,999
ConocoPhillips	1,965,000	85,419
Schlumberger Ltd.	1,035,000	81,392
Tallgrass Energy GP, LP, Class A	2,500,000	60,125
Concho Resources Inc.[1]	300,000	41,205
Exxon Mobil Corp.	410,000	35,785
Enbridge Inc.	275,000	12,163
		1,035,175
Industrials 4.57%
Lockheed Martin Corp.	1,312,000	314,513
Boeing Co.	1,640,000	216,054
Nielsen Holdings PLC	3,000,000	160,710
TransDigm Group Inc.[1]	383,000	110,733
ASSA ABLOY AB, Class B2	2,100,000	42,640
IDEX Corp.	390,000	36,492
Raytheon Co.	265,000	36,074
Rockwell Collins, Inc.	61,000	5,145
CEVA Group PLC[1,2,3]	6,143	2,227
Atrium Corp.[1,2,4]	535	—
		924,588
Consumer staples 4.47%
Philip Morris International Inc.	4,882,000	474,628
Nestlé SA (ADR)	700,000	55,314
Nestlé SA2	270,000	21,274
Associated British Foods PLC[2]	2,000,000	67,400
Procter & Gamble Co.	700,000	62,825
Reynolds American Inc.	1,300,000	61,295
Mead Johnson Nutrition Co.	640,000	50,566
British American Tobacco PLC[2]	780,000	49,883
CVS Health Corp.	475,000	42,270
American Funds Insurance Series — Asset Allocation Fund — Page 62 of 189

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Common stocks Consumer staples (continued)	Shares	Value (000)
Coca-Cola Co.	258,000	$10,919
Kroger Co.	247,403	7,343
		903,717
Materials 4.47%
E.I. du Pont de Nemours and Co.	5,040,000	337,529
LyondellBasell Industries NV	2,050,000	165,353
Syngenta AG (ADR)	1,800,000	157,680
Dow Chemical Co.	1,500,000	77,745
Nucor Corp.	1,500,000	74,175
Ecolab Inc.	290,000	35,299
Praxair, Inc.	225,000	27,186
Royal Gold, Inc.	340,000	26,326
Warrior Met Coal, LLC, Class B1,2,4	11,764	1,435
Warrior Met Coal, LLC, Class A1,2,4	4,620	564
		903,292
Telecommunication services 0.97%
AT&T Inc.	2,660,000	108,023
Verizon Communications Inc.	1,243,000	64,611
Zayo Group Holdings, Inc.[1]	711,721	21,145
NII Holdings, Inc.[1]	813,926	2,710
		196,489
Real estate 0.69%
Crown Castle International Corp. REIT	904,000	85,166
American Tower Corp. REIT	475,000	53,832
		138,998
Utilities 0.49%
Dominion Resources, Inc.	1,000,000	74,270
PG&E Corp.	400,000	24,468
		98,738
Miscellaneous 2.66%
Other common stocks in initial period of acquisition		538,146
Total common stocks (cost: $9,416,600,000)		12,484,500
Convertible stocks 0.03% Industrials 0.03%
CEVA Group PLC, Series A-1, 3.88% convertible preferred[1,2,3]	6,267	3,133
CEVA Group PLC, Series A-2, 2.88% convertible preferred[1,2,3]	5,998	2,175
Total convertible stocks (cost: $15,028,000)		5,308
Bonds, notes & other debt instruments 28.47% U.S. Treasury bonds & notes 13.29% U.S. Treasury 10.78%	Principal amount (000)
U.S. Treasury 0.625% 2017	$120,000	120,010
U.S. Treasury 0.875% 2017	24,000	24,051
U.S. Treasury 1.00% 2017	10,000	10,035
U.S. Treasury 0.625% 2018	163,000	162,731
American Funds Insurance Series — Asset Allocation Fund — Page 63 of 189

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 2018	$59,002	$59,008
U.S. Treasury 0.75% 2018	10,000	10,001
U.S. Treasury 0.875% 2018	29,000	29,064
U.S. Treasury 1.125% 2018	2,500	2,516
U.S. Treasury 3.50% 2018	20,000	20,758
U.S. Treasury 0.75% 2019	29,250	29,148
U.S. Treasury 0.875% 2019	32,000	32,018
U.S. Treasury 1.00% 2019	15,000	15,058
U.S. Treasury 1.50% 2019	400,000	406,188
U.S. Treasury 1.50% 2019	59,000	60,034
U.S. Treasury 1.625% 2019	30,000	30,627
U.S. Treasury 1.75% 2019	21,000	21,524
U.S. Treasury 1.25% 2020[5]	327,000	329,999
U.S. Treasury 1.25% 2020	48,000	48,440
U.S. Treasury 1.375% 2020	21,500	21,787
U.S. Treasury 1.625% 2020	125,000	127,742
U.S. Treasury 1.125% 2021	28,125	28,089
U.S. Treasury 1.125% 2021	27,000	26,977
U.S. Treasury 1.375% 2021	75,250	76,085
U.S. Treasury 1.375% 2021	38,250	38,672
U.S. Treasury 1.375% 2021	13,500	13,644
U.S. Treasury 2.25% 2021	9,730	10,221
U.S. Treasury 1.375% 2023	20,000	19,941
U.S. Treasury 1.625% 2023	10,000	10,145
U.S. Treasury 2.25% 2024	8,000	8,452
U.S. Treasury 2.375% 2024	70,000	74,602
U.S. Treasury 2.00% 2025	62,000	64,221
U.S. Treasury 1.50% 2026	10,325	10,236
U.S. Treasury 1.625% 2026	64,000	64,176
U.S. Treasury 1.625% 2026	29,000	29,069
U.S. Treasury 4.75% 2041	15,000	22,193
U.S. Treasury 3.125% 2043	17,500	20,459
U.S. Treasury 3.375% 2044	7,000	8,569
U.S. Treasury 2.50% 2045	9,000	9,332
U.S. Treasury 2.25% 2046	67,000	66,012
U.S. Treasury 2.50% 2046	18,000	18,696
		2,180,530
U.S. Treasury inflation-protected securities 2.51%
U.S. Treasury Inflation-Protected Security 0.125% 2017[6]	10,596	10,623
U.S. Treasury Inflation-Protected Security 2.375% 2017[6]	11,934	12,045
U.S. Treasury Inflation-Protected Security 2.625% 2017[6]	11,612	11,969
U.S. Treasury Inflation-Protected Security 0.125% 2021[6]	25,385	25,941
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	207,313	217,837
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]	15,222	15,747
U.S. Treasury Inflation-Protected Security 0.625% 2026[6]	25,321	26,678
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	18,308	18,982
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	131,993	157,577
U.S. Treasury Inflation-Protected Security 1.00% 2046[6]	8,887	9,890
		507,289
Total U.S. Treasury bonds & notes		2,687,819
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 189

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Bonds, notes & other debt instruments Corporate bonds & notes 9.66% Energy 1.75%	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	$5,188	$447
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	7,340	4,074
American Energy (Permian Basin) 7.125% 2020[4]	6,020	4,289
American Energy (Permian Basin) 7.375% 2021[4]	1,825	1,300
Anadarko Petroleum Corp. 4.85% 2021	3,455	3,726
Anadarko Petroleum Corp. 5.55% 2026	2,250	2,561
APT Pipelines Ltd. 4.20% 2025[4]	7,000	7,261
Boardwalk Pipelines, LP 5.95% 2026	2,000	2,216
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,071
Cenovus Energy Inc. 3.80% 2023	3,970	3,935
Chesapeake Energy Corp. 3.930% 2019[9]	5,025	4,723
Chesapeake Energy Corp. 4.875% 2022	3,950	3,338
Chesapeake Energy Corp., Term Loan, 8.50% 2021[7,8,9]	2,150	2,259
Chevron Corp. 2.10% 2021	2,500	2,543
Chevron Corp. 2.566% 2023	2,000	2,050
Chevron Corp. 3.326% 2025	1,165	1,249
ConocoPhillips 4.20% 2021	3,300	3,572
ConocoPhillips 4.95% 2026	1,750	1,977
CONSOL Energy Inc. 5.875% 2022	11,075	10,244
DCP Midstream Operating LP 4.95% 2022	3,800	3,890
Devon Energy Corp. 5.00% 2045	2,090	2,046
Diamond Offshore Drilling, Inc. 4.875% 2043	7,335	5,132
Enbridge Energy Partners, LP 5.875% 2025	3,695	4,258
Enbridge Energy Partners, LP 7.375% 2045	2,000	2,543
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,900	4,139
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,434
Enbridge Inc. 4.00% 2023	3,035	3,131
Enbridge Inc. 3.50% 2024	2,500	2,489
Energy Transfer Partners, LP 4.15% 2020	3,500	3,664
Energy Transfer Partners, LP 7.50% 2020	2,350	2,591
Energy Transfer Partners, LP 5.875% 2024	2,775	2,893
Energy Transfer Partners, LP 4.75% 2026	4,000	4,142
Energy Transfer Partners, LP 5.50% 2027	4,420	4,420
EnLink Midstream Partners, LP 4.15% 2025	7,330	7,033
EnLink Midstream Partners, LP 4.85% 2026	2,500	2,522
EnLink Midstream Partners, LP 5.05% 2045	3,135	2,791
Ensco PLC 5.75% 2044	5,595	3,445
Enterprise Products Operating LLC 5.20% 2020	1,710	1,911
Enterprise Products Operating LLC 2.85% 2021	2,885	2,974
Enterprise Products Operating LLC 4.90% 2046	1,970	2,084
EOG Resources, Inc. 4.15% 2026	2,980	3,263
Exxon Mobil Corp. 2.222% 2021	5,000	5,113
Exxon Mobil Corp. 2.726% 2023	3,000	3,110
Exxon Mobil Corp. 3.043% 2026	2,250	2,359
Genesis Energy, LP 6.75% 2022	3,750	3,883
Halliburton Co. 3.80% 2025	6,760	7,006
Halliburton Co. 4.85% 2035	1,000	1,079
Halliburton Co. 5.00% 2045	1,000	1,098
Jupiter Resources Inc. 8.50% 2022[4]	4,725	3,993
Kinder Morgan Energy Partners, LP 5.40% 2044	1,380	1,391
Kinder Morgan Energy Partners, LP 5.50% 2044	1,828	1,859
Kinder Morgan Finance Co. 5.05% 2046	2,250	2,155
Kinder Morgan, Inc. 3.05% 2019	2,520	2,577
Kinder Morgan, Inc. 4.30% 2025	2,000	2,083
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 189

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGL Energy Partners LP 6.875% 2021	$5,575	$5,310
NGPL PipeCo LLC 7.119% 2017[4]	2,705	2,840
NGPL PipeCo LLC 9.625% 2019[4]	10,625	11,223
Noble Corp. PLC 7.20% 2025	1,775	1,407
Noble Corp. PLC 8.20% 2045	2,675	1,909
PDC Energy Inc. 7.75% 2022	2,325	2,494
Peabody Energy Corp. 6.00% 2018[10]	25,585	6,204
Peabody Energy Corp. 6.25% 2021[10]	3,675	891
Petrobras International Finance Co. 5.75% 2020	4,400	4,545
Petróleos Mexicanos 5.50% 2021	2,250	2,382
Petróleos Mexicanos 3.50% 2023	7,000	6,615
Petróleos Mexicanos 4.625% 2023[4]	2,500	2,515
Petróleos Mexicanos 5.625% 2046	2,890	2,538
Petróleos Mexicanos 6.75% 2047[4]	4,115	4,109
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,482
QGOG Constellation SA 6.25% 2019[4]	850	391
Royal Dutch Shell PLC 1.75% 2021	1,740	1,732
Royal Dutch Shell PLC 2.50% 2026	1,000	985
Royal Dutch Shell PLC 3.75% 2046	4,500	4,471
Sabine Pass Liquefaction, LLC 5.625% 2021	3,700	3,954
Sabine Pass Liquefaction, LLC 5.75% 2024	1,955	2,114
Sabine Pass Liquefaction, LLC 5.625% 2025	7,965	8,592
Sabine Pass Liquefaction, LLC 5.00% 2027[4]	1,575	1,618
Schlumberger BV 3.625% 2022[4]	2,800	3,004
Seven Generations Energy Ltd. 6.75% 2023[4]	2,000	2,085
Shell International Finance BV 2.25% 2020	1,965	2,003
SM Energy Co. 5.625% 2025	3,425	3,237
SM Energy Co. 6.75% 2026	700	708
Southwestern Energy Co. 4.10% 2022	7,105	6,483
Statoil ASA 2.75% 2021	1,925	2,009
Statoil ASA 3.25% 2024	2,850	3,038
Statoil ASA 4.25% 2041	2,000	2,143
StatoilHydro ASA 1.80% 2016	4,000	4,005
Sunoco LP 6.25% 2021[4]	5,015	5,178
Targa Resources Corp. 4.125% 2019	4,450	4,535
Targa Resources Partners LP 6.75% 2024	2,965	3,187
Teekay Corp. 8.50% 2020	14,805	12,880
Tesoro Logistics LP 5.50% 2019	3,410	3,649
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,945
Transocean Inc. 9.00% 2023[4]	2,325	2,273
Weatherford International PLC 4.50% 2022	4,595	3,906
Weatherford International PLC 8.25% 2023	5,750	5,707
Weatherford International PLC 6.75% 2040	3,850	2,771
Western Gas Partners LP 4.65% 2026	925	960
Williams Companies, Inc. 3.70% 2023	5,335	5,202
Williams Partners LP 4.00% 2021	195	202
Williams Partners LP 3.60% 2022	2,250	2,292
Williams Partners LP 3.90% 2025	4,250	4,251
Williams Partners LP 5.10% 2045	4,055	3,980
		354,290
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 1.62%	Principal amount (000)	Value (000)
AbbVie Inc. 3.20% 2022	$2,670	$2,784
AbbVie Inc. 4.30% 2036	1,650	1,721
AbbVie Inc. 4.45% 2046	3,350	3,522
Actavis Funding SCS 2.35% 2018	2,000	2,021
Actavis Funding SCS 3.00% 2020	1,000	1,032
Actavis Funding SCS 3.45% 2022	7,150	7,516
Actavis Funding SCS 3.85% 2024	3,500	3,728
Actavis Funding SCS 3.80% 2025	1,000	1,061
Actavis Funding SCS 4.75% 2045	3,000	3,302
Aetna Inc. 1.70% 2018	835	838
Aetna Inc. 1.90% 2019	960	969
Aetna Inc. 2.40% 2021	1,295	1,312
Aetna Inc. 2.80% 2023	670	685
Aetna Inc. 3.20% 2026	4,635	4,720
Aetna Inc. 4.25% 2036	970	1,010
Amgen Inc. 1.85% 2021	400	398
Amgen Inc. 2.70% 2022	3,400	3,512
Amgen Inc. 2.25% 2023	1,500	1,497
Amgen Inc. 2.60% 2026	1,170	1,155
Amgen Inc. 4.40% 2045	3,000	3,172
AstraZeneca PLC 3.375% 2025	9,140	9,791
Bayer AG 2.375% 2019[4]	2,750	2,791
Boston Scientific Corp. 3.85% 2025	10,750	11,466
Celgene Corp. 3.625% 2024	3,000	3,164
Celgene Corp. 3.875% 2025	1,250	1,341
Centene Corp. 5.625% 2021	1,450	1,544
Centene Corp. 4.75% 2022	8,170	8,476
Centene Corp. 6.125% 2024	1,000	1,088
Community Health Systems Inc. 5.125% 2021	1,130	1,122
Concordia Healthcare Corp. 9.50% 2022[4]	1,610	1,123
Concordia Healthcare Corp. 7.00% 2023[4]	1,045	674
ConvaTec Finance International SA 8.25% 2019[4,11]	4,350	4,346
DaVita HealthCare Partners Inc. 5.00% 2025	3,125	3,145
DJO Finance LLC 10.75% 2020[4]	3,035	2,534
DJO Finco Inc. 8.125% 2021[4]	9,415	8,779
EMD Finance LLC 2.40% 2020[4]	125	127
EMD Finance LLC 2.95% 2022[4]	1,000	1,032
EMD Finance LLC 3.25% 2025[4]	9,000	9,301
Gilead Sciences, Inc. 3.05% 2016	4,300	4,313
Gilead Sciences, Inc. 1.95% 2022	435	436
Gilead Sciences, Inc. 2.50% 2023	2,685	2,709
Gilead Sciences, Inc. 2.95% 2027	1,000	1,013
Gilead Sciences, Inc. 4.00% 2036	3,290	3,369
Gilead Sciences, Inc. 4.15% 2047	720	742
HCA Inc. 5.25% 2026	1,250	1,331
Healthsouth Corp. 5.75% 2024	1,925	2,003
Healthsouth Corp. 5.75% 2025	2,535	2,655
inVentiv Health, Inc. 9.00% 2018[4]	6,560	6,749
inVentiv Health, Inc. 10.00% 2018[4,11]	12,738	13,094
inVentiv Health, Inc. 10.00% 2018	4,776	4,788
inVentiv Health, Inc. 10.00% 2018	3,010	3,018
inVentiv Health, Inc. 7.50% 2024[4]	1,325	1,353
inVentiv Health, Inc., Term Loan B4, 7.75% 2018[7,8,9]	1,875	1,881
Johnson & Johnson 2.45% 2026	1,285	1,323
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 189

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Kinetic Concepts, Inc. 10.50% 2018	$18,690	$19,653
Kinetic Concepts, Inc. 12.50% 2019	9,355	9,332
Kinetic Concepts, Inc. 9.625% 2021[4]	10,475	10,501
Mallinckrodt PLC 4.875% 2020[4]	4,690	4,807
Medtronic, Inc. 3.50% 2025	1,750	1,888
Medtronic, Inc. 4.375% 2035	2,537	2,886
Medtronic, Inc. 4.625% 2045	2,885	3,406
Molina Healthcare, Inc. 5.375% 2022	6,355	6,593
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	1,990	1,955
Pfizer Inc. 1.95% 2021	2,500	2,534
Quintiles Transnational Corp. 4.875% 2023[4]	1,625	1,678
Roche Holdings, Inc. 2.875% 2021[4]	10,250	10,790
Roche Holdings, Inc. 3.00% 2025[4]	8,250	8,722
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,7,8,9,11]	6,197	5,658
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,7,8,9]	3,007	2,992
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,7,8,9]	2,400	2,388
Shire PLC 1.90% 2019	2,000	2,003
Shire PLC 2.40% 2021	6,125	6,149
Shire PLC 2.875% 2023	2,870	2,888
Shire PLC 3.20% 2026	2,295	2,305
Tenet Healthcare Corp., First Lien, 4.75% 2020	3,290	3,356
Tenet Healthcare Corp., First Lien, 6.00% 2020	4,405	4,669
Tenet Healthcare Corp., First Lien, 4.50% 2021	4,025	4,070
Teva Pharmaceutical Finance Company BV 1.40% 2018	710	708
Teva Pharmaceutical Finance Company BV 1.70% 2019	725	724
Teva Pharmaceutical Finance Company BV 2.20% 2021	510	510
Teva Pharmaceutical Finance Company BV 2.80% 2023	1,520	1,527
Teva Pharmaceutical Finance Company BV 3.15% 2026	1,585	1,597
Teva Pharmaceutical Finance Company BV 4.10% 2046	250	251
Thermo Fisher Scientific Inc. 2.40% 2019	4,000	4,069
Thermo Fisher Scientific Inc. 4.15% 2024	2,000	2,178
UnitedHealth Group Inc. 3.35% 2022	4,355	4,681
VPI Escrow Corp. 6.75% 2018[4]	5,720	5,777
VPI Escrow Corp. 6.375% 2020[4]	10,105	9,524
Zimmer Holdings, Inc. 3.15% 2022	6,015	6,230
		327,575
Financials 1.33%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,381
ACE INA Holdings Inc. 2.875% 2022	4,850	5,100
ACE INA Holdings Inc. 3.15% 2025	3,255	3,446
ACE INA Holdings Inc. 3.35% 2026	1,850	1,985
ACE INA Holdings Inc. 4.35% 2045	750	871
American International Group, Inc. 3.875% 2035	3,000	2,957
Bank of America Corp. 2.625% 2020	4,000	4,086
Bank of America Corp. 2.625% 2021	2,000	2,034
Bank of America Corp. 3.875% 2025	8,500	9,103
Bank of America Corp. 3.50% 2026	3,250	3,386
BB&T Corp. 2.45% 2020	6,000	6,143
Berkshire Hathaway Finance Corp. 1.30% 2019	1,070	1,072
Berkshire Hathaway Inc. 2.20% 2021	1,000	1,030
Berkshire Hathaway Inc. 2.75% 2023	2,615	2,721
Berkshire Hathaway Inc. 3.125% 2026	2,250	2,371
BNP Paribas 4.375% 2026[4]	4,425	4,585
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BPCE SA group 2.65% 2021	$2,000	$2,065
BPCE SA group 5.70% 2023[4]	3,000	3,273
BPCE SA group 5.15% 2024[4]	4,000	4,216
CIT Group Inc. 3.875% 2019	15,685	16,058
Citigroup Inc. 2.35% 2021	8,500	8,525
Citigroup Inc. 3.40% 2026	2,000	2,072
Citigroup Inc. 3.70% 2026	2,500	2,645
Citigroup Inc. 4.125% 2028	5,850	5,985
Credit Agricole SA 4.375% 2025[4]	3,120	3,196
Credit Suisse Group AG 1.70% 2018	4,000	4,004
Credit Suisse Group AG 3.80% 2023[4]	1,625	1,649
Danske Bank AS 2.00% 2021[4]	2,365	2,364
DNB ASA 2.375% 2021[4]	3,000	3,056
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,091
Goldman Sachs Group, Inc. 2.625% 2021	2,500	2,545
Goldman Sachs Group, Inc. 3.75% 2026	2,250	2,369
Goldman Sachs Group, Inc. 4.75% 2045	2,310	2,610
HSBC Holdings PLC 4.25% 2024	3,000	3,101
Icahn Enterprises Finance Corp. 3.50% 2017	6,525	6,549
Intercontinentalexchange, Inc. 2.50% 2018	4,000	4,097
Intesa Sanpaolo SpA 5.017% 2024[4]	6,730	6,154
iStar Financial Inc. 4.00% 2017	12,525	12,603
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,417
JPMorgan Chase & Co. 1.35% 2017	1,515	1,516
JPMorgan Chase & Co. 2.55% 2020	2,750	2,806
JPMorgan Chase & Co. 3.20% 2026	2,000	2,056
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,252
Lloyds Banking Group PLC 2.30% 2018	1,810	1,830
Lloyds Banking Group PLC 4.582% 2025[4]	1,500	1,540
MetLife Global Funding I 1.55% 2019[4]	3,500	3,499
MetLife Global Funding I 2.50% 2020[4]	8,000	8,223
MetLife Global Funding I 1.95% 2021[4]	2,500	2,501
MetLife, Inc. 4.05% 2045	2,760	2,752
Morgan Stanley 2.50% 2021	3,000	3,033
Morgan Stanley 3.125% 2026	1,000	1,012
Morgan Stanley 3.875% 2026	4,750	5,062
National Australia Bank Ltd. 1.375% 2019	975	971
National Australia Bank Ltd. 1.875% 2021	975	970
National Australia Bank Ltd. 2.50% 2026	975	960
Navient Corp. 4.875% 2019	2,300	2,297
New York Life Global Funding 1.70% 2021[4]	1,500	1,494
New York Life Global Funding 2.35% 2026[4]	1,190	1,185
Nordea Bank AB 2.50% 2020[4]	4,450	4,556
PNC Bank 1.45% 2019	7,530	7,533
PNC Financial Services Group, Inc. 2.854% 2022	1,445	1,485
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,148
Prudential Financial, Inc. 3.50% 2024	4,000	4,192
QBE Insurance Group Ltd. 2.40% 2018[4]	5,000	5,033
Rabobank Nederland 4.375% 2025	5,500	5,818
Svenska Handelsbanken AB 1.875% 2021	1,980	1,970
UBS Group AG 4.125% 2025[4]	2,750	2,894
US Bancorp. 3.70% 2024	7,000	7,656
US Bancorp. 2.375% 2026	6,500	6,405
Wells Fargo & Co. 2.55% 2020	2,175	2,219
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 2.10% 2021	$2,500	$2,493
Wells Fargo & Co. 2.50% 2021	7,500	7,609
Wells Fargo & Co. 4.40% 2046	2,500	2,558
		269,443
Consumer discretionary 0.87%
Amazon.com, Inc. 4.80% 2034	8,000	9,446
American Honda Finance Corp. 1.65% 2021	1,065	1,056
American Honda Finance Corp. 2.30% 2026	530	530
Bayerische Motoren Werke AG 2.25% 2023[4]	1,500	1,496
Cablevision Systems Corp. 6.75% 2021	6,100	6,466
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[4]	3,000	3,318
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	5,850	6,216
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	9,110	9,076
Comcast Corp. 1.625% 2022	2,000	1,985
Comcast Corp. 2.35% 2027	6,435	6,345
Comcast Corp. 3.20% 2036	1,500	1,468
Comcast Corp. 3.40% 2046	1,000	975
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	6,000	6,095
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,515	2,554
DISH DBS Corp. 4.25% 2018	4,425	4,547
Ford Motor Credit Co. 1.897% 2019	5,500	5,490
Ford Motor Credit Co. 2.597% 2019	3,000	3,049
Ford Motor Credit Co. 2.943% 2019	5,000	5,120
Ford Motor Credit Co. 3.219% 2022	6,000	6,165
Ford Motor Credit Co. 4.134% 2025	5,250	5,552
General Motors Co. 5.20% 2045	5,000	5,233
General Motors Co. 6.75% 2046	2,000	2,522
General Motors Financial Co. 3.70% 2020	6,355	6,620
General Motors Financial Co. 3.20% 2021	4,000	4,054
General Motors Financial Co. 3.45% 2022	3,625	3,682
Home Depot, Inc. 2.00% 2021	2,000	2,037
Home Depot, Inc. 2.125% 2026	2,000	1,970
Home Depot, Inc. 4.25% 2046	3,500	4,063
Home Depot, Inc. 3.50% 2056	1,875	1,830
Limited Brands, Inc. 6.875% 2035	3,700	4,052
Lowe’s Companies, Inc. 2.50% 2026	2,720	2,731
McClatchy Co. 9.00% 2022	2,775	2,865
McDonald’s Corp. 2.75% 2020	1,750	1,815
McDonald’s Corp. 3.70% 2026	1,000	1,079
McDonald’s Corp. 4.875% 2045	750	876
MGM Resorts International 8.625% 2019	2,400	2,718
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	2,475	2,067
Newell Rubbermaid Inc. 2.60% 2019	1,000	1,023
Newell Rubbermaid Inc. 3.15% 2021	1,000	1,043
Newell Rubbermaid Inc. 3.85% 2023	1,840	1,962
Newell Rubbermaid Inc. 4.20% 2026	1,840	2,007
Newell Rubbermaid Inc. 5.50% 2046	750	914
Sotheby’s Holdings, Inc. 5.25% 2022[4]	2,200	2,195
Starbucks Corp. 2.70% 2022	1,500	1,576
Starbucks Corp. 4.30% 2045	1,250	1,485
TI Automotive Ltd. 8.75% 2023[4]	2,445	2,671
Time Warner Inc. 3.60% 2025	3,500	3,732
Volkswagen International Finance NV 2.375% 2017[4]	5,000	5,025
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 189

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	$2,325	$2,241
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[4]	1,450	1,466
Wynn Macau, Ltd. 5.25% 2021[4]	8,300	8,424
ZF Friedrichshafen AG 4.50% 2022[4]	1,050	1,114
ZF Friedrichshafen AG 4.75% 2025[4]	2,370	2,497
		176,538
Telecommunication services 0.84%
AT&T Inc. 4.125% 2026	4,000	4,333
AT&T Inc. 4.75% 2046	2,750	2,905
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	8,350	8,632
Deutsche Telekom International Finance BV 1.95% 2021[4]	1,000	1,000
Deutsche Telekom International Finance BV 2.485% 2023[4]	2,000	2,007
Deutsche Telekom International Finance BV 9.25% 2032	3,905	6,336
France Télécom 4.125% 2021	5,000	5,545
France Télécom 9.00% 2031	5	8
Frontier Communications Corp. 10.50% 2022	3,500	3,723
Frontier Communications Corp. 11.00% 2025	9,450	9,887
Inmarsat PLC 4.875% 2022[4]	4,600	4,393
Inmarsat PLC 6.50% 2024[4]	2,700	2,710
Intelsat Jackson Holding Co. 7.25% 2019	6,475	5,245
Intelsat Jackson Holding Co. 7.25% 2020	7,225	5,636
Ligado Networks, Term Loan, 9.75% 2020[7,8,9,11]	25,099	22,745
MetroPCS Wireless, Inc. 6.25% 2021	8,275	8,715
MetroPCS Wireless, Inc. 6.625% 2023	3,725	4,014
Orange SA 5.50% 2044	3,000	3,764
SoftBank Corp. 4.50% 2020[4]	9,015	9,353
T-Mobile US, Inc. 6.50% 2026	275	306
Trilogy International Partners, LLC 13.375% 2019[4]	11,500	11,543
Verizon Communications Inc. 1.375% 2019	1,950	1,942
Verizon Communications Inc. 1.75% 2021	260	258
Verizon Communications Inc. 3.00% 2021	1,876	1,965
Verizon Communications Inc. 2.625% 2026	1,950	1,917
Verizon Communications Inc. 4.125% 2046	6,178	6,222
Wind Acquisition SA 4.75% 2020[4]	5,550	5,647
Wind Acquisition SA 7.375% 2021[4]	11,300	11,851
Windstream Holdings, Inc. 7.75% 2021	10,625	10,625
Zayo Group Holdings, Inc. 6.00% 2023	1,400	1,474
Ziggo Bond Finance BV 5.50% 2027[4]	3,850	3,850
		168,551
Materials 0.70%
Anglo American Capital PLC 4.125% 2021[4]	1,325	1,338
ArcelorMittal 7.75% 2041	10,865	11,381
Ashland Inc. 4.75% 2022	1,625	1,696
Ball Corp. 4.375% 2020	2,450	2,628
Chemours Co. 6.625% 2023	7,540	7,408
Chemours Co. 7.00% 2025	6,475	6,394
Cliffs Natural Resources Inc. 8.25% 2020[4]	6,725	7,171
Eastman Chemical Co. 2.70% 2020	7,000	7,186
Ecolab Inc. 3.00% 2016	2,545	2,554
First Quantum Minerals Ltd. 6.75% 2020[4]	9,727	9,046
First Quantum Minerals Ltd. 7.00% 2021[4]	11,877	10,778
First Quantum Minerals Ltd. 7.25% 2022[4]	8,700	7,787
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 189

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
FMG Resources 9.75% 2022[4]	$8,545	$9,955
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	5,340	4,886
Georgia Gulf Corp. 4.625% 2021	3,550	3,741
Georgia-Pacific Corp. 2.539% 2019[4]	7,000	7,158
Holcim Ltd. 5.15% 2023[4]	6,165	6,979
Huntsman International LLC 4.875% 2020	4,935	5,182
International Paper Co. 7.30% 2039	2,005	2,668
Novelis Corp. 5.875% 2026[4]	1,500	1,539
Rayonier Advanced Materials Inc. 5.50% 2024[4]	3,304	3,040
Reynolds Group Inc. 5.75% 2020	5,245	5,416
Ryerson Inc. 11.25% 2018	640	660
Ryerson Inc. 11.00% 2022[4]	9,330	10,286
Teck Resources Ltd. 4.50% 2021	2,150	2,139
Teck Resources Ltd. 8.00% 2021[4]	2,100	2,302
		141,318
Utilities 0.67%
AES Corp. 5.50% 2025	4,050	4,192
AES Corp. 6.00% 2026	850	898
American Electric Power Co., Inc. 2.95% 2022	4,020	4,205
American Electric Power Co., Inc. 2.75% 2026	570	571
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,276
CMS Energy Corp. 8.75% 2019	2,000	2,367
Commonwealth Edison Company 2.55% 2026	750	761
Commonwealth Edison Company 4.35% 2045	2,085	2,398
Commonwealth Edison Company 3.65% 2046	2,000	2,065
Consumers Energy Co. 3.375% 2023	475	513
Consumers Energy Co. 3.125% 2024	3,785	3,993
Consumers Energy Co. 3.25% 2046	940	930
Dominion Gas Holdings LLC 2.80% 2020	820	849
Dominion Resources, Inc. 1.60% 2019	890	889
Dominion Resources, Inc. 2.962% 2019	300	308
Dominion Resources, Inc. 2.00% 2021	790	789
Dominion Resources, Inc. 2.85% 2026	1,500	1,496
Duke Energy Corp. 1.80% 2021	275	274
Duke Energy Corp. 2.65% 2026	2,000	1,969
Duke Energy Corp. 3.75% 2046	1,500	1,465
Duke Energy Ohio, Inc. 3.70% 2046	1,500	1,546
Duke Energy Progress Inc. 4.15% 2044	3,020	3,322
Duke Energy Progress Inc. 3.70% 2046	4,350	4,508
EDP Finance BV 4.125% 2020[4]	6,000	6,235
Electricité de France SA 2.35% 2020[4]	650	663
Electricité de France SA 6.95% 2039[4]	4,000	5,381
Emera US Finance LP 2.15% 2019[4]	300	303
Emera US Finance LP 2.70% 2021[4]	770	789
Emera US Finance LP 3.55% 2026[4]	645	670
Entergy Corp. 2.95% 2026	1,160	1,163
MidAmerican Energy Co. 5.95% 2017	1,375	1,428
MidAmerican Energy Co. 2.40% 2019	1,500	1,538
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,137
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	5,230	5,610
Northern States Power Co. 4.125% 2044	6,000	6,815
NRG Energy, Inc. 6.25% 2022	4,790	4,886
NRG Energy, Inc. 6.625% 2027[4]	4,575	4,489
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 189

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.25% 2023	$1,220	$1,300
Pacific Gas and Electric Co. 3.85% 2023	6,879	7,578
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,408
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,434
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,347
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	7,303
Public Service Enterprise Group Inc. 2.25% 2026	385	384
Puget Energy, Inc. 6.50% 2020	1,245	1,446
Puget Energy, Inc. 6.00% 2021	1,790	2,071
Puget Energy, Inc. 5.625% 2022	1,965	2,264
Puget Energy, Inc. 3.65% 2025	3,135	3,271
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,756
Southern Co. 2.45% 2023	2,000	2,010
Talen Energy Corp. 4.625% 2019[4]	2,475	2,339
Tampa Electric Co. 4.35% 2044	3,805	4,209
Texas Competitive Electric Holdings, Term Loan B, 5.00% 2017[7,8,9]	2,219	2,236
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,8]	224	231
Texas Competitive Electric Holdings, Term Loan C, 5.00% 2017[7,8,9]	506	510
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,877
		135,665
Industrials 0.65%
3M Co. 1.625% 2021	1,500	1,506
3M Co. 2.25% 2026	1,000	1,000
3M Co. 3.125% 2046	1,000	986
AerCap Holdings NV 3.75% 2019	1,025	1,049
Allison Transmission Holdings, Inc. 5.00% 2024[4]	825	846
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	17,945	17,003
Builders FirstSource, Inc. 5.625% 2024[4]	1,275	1,313
Canadian National Railway Co. 3.20% 2046	2,635	2,608
Caterpillar Inc. 1.70% 2021	3,500	3,469
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[7,8,9]	650	523
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[7,8,9]	116	93
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[7,8,9]	669	538
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[7,8,9]	922	742
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	12	12
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	2	2
Corporate Risk Holdings LLC 9.50% 2019[4]	3,878	3,762
Corporate Risk Holdings LLC 11.50% 2020[2,4,11]	1,048	1,102
DAE Aviation Holdings, Inc. 10.00% 2023[4]	1,950	2,101
Euramax International, Inc. 12.00% 2020[4]	5,775	5,934
Gardner Denver, Inc. 6.875% 2021[4]	2,750	2,592
General Electric Co. 2.70% 2022	6,535	6,804
General Electric Co. 4.125% 2042	2,500	2,750
Hardwoods Acquisition Inc 7.50% 2021[4]	3,650	2,765
HDTFS Inc. 5.875% 2020	4,200	4,342
HDTFS Inc. 5.50% 2024[4]	2,400	2,394
Lockheed Martin Corp. 2.50% 2020	8,000	8,267
Lockheed Martin Corp. 3.10% 2023	530	560
Lockheed Martin Corp. 3.55% 2026	8,470	9,176
LSC Communications, Inc. 8.75% 2023[4]	1,850	1,850
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	9,500	7,030
Navios Maritime Holdings Inc. 7.375% 2022[4]	6,925	3,376
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,795	1,551
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Ply Gem Industries, Inc. 6.50% 2022	$4,325	$4,471
Ply Gem Industries, Inc. 6.50% 2022	3,550	3,621
R.R. Donnelley & Sons Co. 7.875% 2021	4,625	5,076
R.R. Donnelley & Sons Co. 7.00% 2022	266	279
R.R. Donnelley & Sons Co. 6.50% 2023	2,010	2,045
Siemens AG 2.00% 2023[4]	1,000	987
Siemens AG 4.40% 2045[4]	1,000	1,161
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	10,800	8,613
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,8]	40	42
United Rentals, Inc. 5.50% 2025	3,100	3,189
Virgin Australia Holdings Ltd. 8.50% 2019[4]	2,500	2,584
		130,114
Information technology 0.48%
Alphabet Inc. 1.998% 2026	8,000	7,915
Apple Inc. 1.55% 2021	1,215	1,213
Apple Inc. 2.45% 2026	7,500	7,534
Apple Inc. 3.85% 2046	1,810	1,848
BMC Software, Inc. 8.125% 2021[4]	1,575	1,437
Cisco Systems, Inc. 1.85% 2021	845	851
Cisco Systems, Inc. 2.20% 2023	1,000	1,009
Cisco Systems, Inc. 2.50% 2026	1,000	1,013
Dell Inc. 4.42% 2021[4]	3,270	3,421
Dell Inc. 7.125% 2024[4]	1,700	1,871
Dell Inc. 8.35% 2046[4]	2,715	3,262
EchoStar Corp. 6.625% 2026[4]	4,600	4,451
First Data Corp. 5.375% 2023[4]	2,850	2,943
First Data Corp. 5.00% 2024[4]	3,100	3,158
Gogo Inc. 12.50% 2022[4]	10,800	11,637
Harris Corp. 3.832% 2025	1,000	1,061
Harris Corp. 5.054% 2045	1,830	2,109
JDA Software Group, Inc. 7.375% 2024[4]	225	232
Microsoft Corp. 1.55% 2021	775	772
Microsoft Corp. 2.40% 2026	5,000	5,010
Microsoft Corp. 4.20% 2035	6,000	6,734
Microsoft Corp. 3.70% 2046	2,000	2,031
Qorvo, Inc. 7.00% 2025	4,650	5,063
Seagate Technology LLC 4.75% 2023	5,725	5,671
Visa Inc. 2.80% 2022	2,000	2,099
Visa Inc. 3.15% 2025	7,000	7,407
Western Digital Corp. 7.375% 2023[4]	5,125	5,638
		97,390
Real estate 0.40%
American Campus Communities, Inc. 3.35% 2020	1,765	1,839
American Campus Communities, Inc. 3.75% 2023	3,300	3,459
American Campus Communities, Inc. 4.125% 2024	2,985	3,191
Brandywine Operating Partnership, LP 3.95% 2023	380	389
Communications Sales & Leasing, Inc. 6.00% 2023[4]	5,025	5,226
Communications Sales & Leasing, Inc. 8.25% 2023	3,902	4,115
Corporate Office Properties LP 3.60% 2023	750	751
Corporate Office Properties LP 5.25% 2024	3,595	3,912
Corporate Office Properties LP 5.00% 2025	2,770	2,985
Crescent Resources 10.25% 2017[4]	3,800	3,829
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
DDR Corp. 3.625% 2025	$3,635	$3,684
Developers Diversified Realty Corp. 7.50% 2017	4,160	4,283
Essex Portfolio L.P. 3.50% 2025	4,420	4,572
Hospitality Properties Trust 6.70% 2018	6,745	7,008
Hospitality Properties Trust 4.50% 2025	325	332
Hospitality Properties Trust 5.25% 2026	1,275	1,351
Host Hotels & Resorts LP 4.50% 2026	705	744
Kimco Realty Corp. 6.875% 2019	2,375	2,725
Kimco Realty Corp. 3.40% 2022	1,570	1,656
Kimco Realty Corp. 3.125% 2023	2,820	2,905
Kimco Realty Corp. 2.80% 2026	2,760	2,744
Prologis, Inc. 3.75% 2025	1,425	1,537
Realogy Corp. 4.50% 2019[4]	6,075	6,348
Scentre Group 3.25% 2025[4]	2,000	2,041
Scentre Group 3.50% 2025[4]	3,970	4,131
UDR, Inc. 2.95% 2026	1,510	1,503
WEA Finance LLC 3.25% 2020[4]	3,530	3,681
Weingarten Realty Investors 3.25% 2026	305	306
		81,247
Consumer staples 0.35%
Altria Group, Inc. 2.625% 2020	2,250	2,329
Altria Group, Inc. 4.00% 2024	1,250	1,399
Altria Group, Inc. 2.625% 2026	1,275	1,291
Altria Group, Inc. 4.50% 2043	3,000	3,387
Altria Group, Inc. 5.375% 2044	750	953
Altria Group, Inc. 3.875% 2046	975	1,019
Anheuser-Busch InBev NV 2.65% 2021	1,000	1,033
Anheuser-Busch InBev NV 3.30% 2023	5,860	6,186
Anheuser-Busch InBev NV 4.90% 2046	500	602
British American Tobacco International Finance PLC 3.95% 2025[4]	5,500	6,087
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,000	4,210
Kraft Heinz Co. 4.375% 2046	1,300	1,385
Kroger Co. 2.60% 2021	1,650	1,699
Molson Coors Brewing Co. 1.45% 2019	425	424
Molson Coors Brewing Co. 2.10% 2021	165	167
Molson Coors Brewing Co. 3.00% 2026	460	464
Molson Coors Brewing Co. 4.20% 2046	2,250	2,361
Pernod Ricard SA 2.95% 2017[4]	3,000	3,013
Philip Morris International Inc. 1.875% 2021	2,000	2,020
Philip Morris International Inc. 3.25% 2024	5,000	5,339
Philip Morris International Inc. 2.75% 2026	1,000	1,028
Philip Morris International Inc. 4.25% 2044	2,000	2,231
Reynolds American Inc. 3.25% 2020	1,000	1,053
Reynolds American Inc. 4.00% 2022	1,000	1,088
Reynolds American Inc. 4.45% 2025	750	839
Reynolds American Inc. 5.70% 2035	750	932
Reynolds American Inc. 6.15% 2043	580	769
Reynolds American Inc. 5.85% 2045	2,750	3,583
The JM Smucker Co. 3.00% 2022	1,665	1,746
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Walgreens Boots Alliance, Inc. 3.30% 2021	$7,000	$7,411
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,855
		70,903
Total corporate bonds & notes		1,953,034
Mortgage-backed obligations 4.62%
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A4, 5.723% 2049[8,9]	5,283	5,348
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[8,9]	2,326	2,390
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[8,9]	1,430	1,479
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[8]	1,185	1,238
Commercial Mortgage Trust, Series 2015-CR-26, Class A4, 3.63% 2048[8]	5,000	5,430
Commercial Mortgage Trust, Series 2015-CR-25, Class A4, 3.759% 2048[8]	10,000	11,008
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[8]	4,735	5,223
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[8]	508	519
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[8,9]	1,591	1,628
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.617% 2048[8]	1,400	1,510
Fannie Mae 6.00% 2021[8]	43	47
Fannie Mae 6.00% 2026[8]	471	539
Fannie Mae 2.50% 2031[8,12]	35,000	36,121
Fannie Mae 2.50% 2031[8,12]	10,000	10,340
Fannie Mae 5.50% 2033[8]	779	883
Fannie Mae 5.50% 2033[8]	535	607
Fannie Mae 3.50% 2035[8]	8,873	9,432
Fannie Mae 3.50% 2036[8]	3,572	3,814
Fannie Mae 5.50% 2036[8]	1,089	1,240
Fannie Mae 6.00% 2036[8]	2,813	3,224
Fannie Mae 6.00% 2036[8]	930	1,067
Fannie Mae 6.00% 2036[8]	130	150
Fannie Mae 5.50% 2037[8]	428	487
Fannie Mae 5.50% 2037[8]	253	286
Fannie Mae 6.00% 2037[8]	2,910	3,343
Fannie Mae 6.00% 2037[8]	2,842	3,305
Fannie Mae 6.00% 2037[8]	337	386
Fannie Mae 6.00% 2037[8]	43	50
Fannie Mae 6.00% 2038[8]	4,545	5,209
Fannie Mae 6.00% 2038[8]	3,097	3,556
Fannie Mae 6.00% 2038[8]	1,546	1,774
Fannie Mae 6.00% 2038[8]	1,515	1,740
Fannie Mae 6.00% 2038[8]	826	949
Fannie Mae 6.00% 2038[8]	765	877
Fannie Mae 6.00% 2038[8]	94	108
Fannie Mae 6.00% 2038[8]	80	92
Fannie Mae 6.00% 2038[8]	63	73
Fannie Mae 6.00% 2039[8]	2	2
Fannie Mae 4.00% 2040[8]	5,726	6,206
Fannie Mae 6.00% 2040[8]	801	919
Fannie Mae 6.00% 2040[8]	272	312
Fannie Mae 3.00% 2041[8]	24,786	25,859
Fannie Mae 4.00% 2041[8]	4,781	5,209
Fannie Mae 4.00% 2041[8]	3,691	4,021
Fannie Mae 6.00% 2041[8]	1,100	1,264
Fannie Mae 6.00% 2041[8]	1,007	1,155
Fannie Mae 3.50% 2042[8]	12,847	13,611
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 189

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2043[8]	$10,124	$11,123
Fannie Mae 4.00% 2043[8]	7,865	8,636
Fannie Mae 4.00% 2043[8]	4,722	5,210
Fannie Mae 4.00% 2043[8]	3,729	4,095
Fannie Mae 4.00% 2043[8]	3,435	3,774
Fannie Mae 4.00% 2043[8]	3,031	3,344
Fannie Mae 4.00% 2043[8]	2,682	2,947
Fannie Mae 4.00% 2043[8]	2,557	2,791
Fannie Mae 3.50% 2045[8]	21,851	23,140
Fannie Mae 3.50% 2045[8]	5,147	5,492
Fannie Mae 3.50% 2046[8,12]	50,000	52,770
Fannie Mae 3.50% 2046[8,12]	30,000	31,625
Fannie Mae 3.50% 2046[8]	8,991	9,592
Fannie Mae 4.00% 2046[8,12]	23,000	24,676
Fannie Mae 4.00% 2046[8]	1,261	1,368
Fannie Mae 4.50% 2046[8]	4,144	4,555
Fannie Mae 4.50% 2046[8]	2,434	2,676
Fannie Mae 6.00% 2046[8,12]	4,750	5,448
Fannie Mae 7.00% 2047[8]	67	77
Fannie Mae 7.00% 2047[8]	5	5
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[8,9]	2,145	2,200
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[8]	5,242	5,424
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[8]	4,000	4,186
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[8,9]	7,530	8,160
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.367% 2023[8,9]	9,000	9,697
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[8,9]	6,450	7,103
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[8,9]	6,215	6,692
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[8,9]	7,000	7,702
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[8]	154	139
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[8]	244	287
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[8]	59	69
Freddie Mac 5.00% 2023[8]	264	286
Freddie Mac 3.50% 2034[8]	13,135	13,988
Freddie Mac 3.50% 2035[8]	22,013	23,413
Freddie Mac 3.50% 2035[8]	10,884	11,574
Freddie Mac 3.50% 2035[8]	10,317	11,001
Freddie Mac 3.50% 2035[8]	10,308	10,990
Freddie Mac 3.50% 2035[8]	4,288	4,570
Freddie Mac 3.50% 2035[8]	3,616	3,845
Freddie Mac 3.50% 2035[8]	991	1,057
Freddie Mac 5.00% 2038[8]	1,791	2,006
Freddie Mac 6.50% 2038[8]	271	310
Freddie Mac 4.50% 2039[8]	324	355
Freddie Mac 5.00% 2040[8]	3,229	3,587
Freddie Mac 4.00% 2042[8]	6,576	7,126
Freddie Mac 4.00% 2043[8]	8,142	8,868
Freddie Mac 4.00% 2043[8]	5,255	5,768
Freddie Mac 4.00% 2043[8]	4,641	5,062
Freddie Mac 4.00% 2043[8]	3,227	3,519
Freddie Mac 4.00% 2043[8]	3,164	3,490
Freddie Mac 3.50% 2045[8]	9,829	10,574
Freddie Mac 4.00% 2045[8]	19,274	21,011
Freddie Mac 4.00% 2045[8]	18,485	20,151
Freddie Mac 3.50% 2046[8]	44,244	46,721
Freddie Mac 3.50% 2046[8]	314	331
American Funds Insurance Series — Asset Allocation Fund — Page 77 of 189

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2046[8]	$47,432	$50,965
Freddie Mac 4.00% 2046[8,12]	18,000	19,290
Freddie Mac 4.00% 2046[8]	4,876	5,234
Freddie Mac 4.50% 2046[8]	2,893	3,184
Freddie Mac 4.50% 2046[8]	2,343	2,578
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[8]	2,750	2,943
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[8]	2,369	2,386
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[8]	4,000	4,122
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	3,680	3,830
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[8]	4,000	4,221
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[8]	5,540	5,774
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[8]	2,000	2,158
Freddie Mac, Series K722, Class A2, multifamily 2.406% 2023[8]	2,500	2,606
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[8]	2,209	2,284
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[8]	5,900	6,372
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[8,9]	10,000	11,090
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[8]	6,000	6,495
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[8]	4,265	4,542
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[8]	4,000	4,416
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[8,9]	2,860	3,158
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[8]	15,000	15,702
Freddie Mac, Series K054, Class A2, multifamily 2.745% 2026[8]	2,100	2,216
Freddie Mac, Series T-041, Class 3A, 5.853% 2032[8,9]	372	424
Government National Mortgage Assn. 4.50% 2045[8]	10,610	11,496
Government National Mortgage Assn. 3.00% 2046[8,12]	13,000	13,594
Government National Mortgage Assn. 4.00% 2046[8,12]	15,000	16,069
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444% 2039[8]	6,085	6,094
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[8,9]	5,000	5,162
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[4,8]	3,000	3,003
Hilton USA Trust, Series 2013-HLF, Class CFX, 3.714% 2030[4,8]	2,000	2,002
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.881% 2049[8,9]	6,416	6,509
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.716% 2051[8]	1,750	1,797
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43% 2040[8]	986	994
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[8,9]	5,500	5,690
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.368% 2045[8,9]	2,570	2,682
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[8]	1,216	1,258
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.069% 2049[8,9]	3,891	3,977
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 2047[8]	1,000	1,082
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[8]	1,180	1,240
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,8]	2,650	2,816
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 6.103% 2049[8,9]	2,744	2,818
National Australia Bank 1.25% 2018[4,8]	3,000	3,009
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[2,4,8]	774	775
Royal Bank of Canada 1.875% 2020[8]	7,000	7,079
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[4,8,9]	1,711	1,719
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342% 2043[8]	3,000	3,019
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[8,9]	3,000	3,041
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.158% 2051[8,9]	3,000	3,063
		934,614
Asset-backed obligations 0.43%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[4,8]	8,000	8,077
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[8]	1,500	1,501
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.46% 2021[8]	1,500	1,502
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 2021[8]	3,455	3,527
American Funds Insurance Series — Asset Allocation Fund — Page 78 of 189

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[8]	$7,000	$6,998
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 2019[4,8]	5,490	5,494
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.696% 2020[8,9]	2,000	2,026
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[4,8]	763	744
Drivetime Auto Owner Trust, Series 2016-3A, Class A, 1.75% 2019[4,8]	1,709	1,711
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[4,8]	2,395	2,394
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,8]	2,234	2,231
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[4,8]	3,689	3,682
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[4,8]	780	781
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[4,8]	5,900	5,958
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 2020[8]	5,740	5,757
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[8]	3,500	3,500
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[4,8]	165	159
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[4,8]	349	339
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-3A, Class A, 2.27% 2020[4,8]	5,000	5,009
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,8]	3,189	3,233
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-3A, Class A, 2.65% 2022[4,8]	5,000	5,038
RAMP Trust, Series 2003-RS11, Class AI7, 4.828% 2033[8]	111	115
Santander Drive Auto Receivables Trust, Series 2014-5, Class A3, 1.15% 2019[8]	457	457
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3, 1.62% 2020[8]	670	672
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[8]	5,000	5,090
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,8]	1,878	1,861
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,8]	1,706	1,680
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[4,8]	405	406
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3 0.95% 2019[8]	5,946	5,938
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[4,8]	900	899
		86,779
Federal agency bonds & notes 0.25%
CoBank, ACB 1.450% 2022[4,9]	1,695	1,623
Fannie Mae 1.875% 2026	13,000	12,965
Federal Home Loan Bank 0.875% 2018	17,140	17,157
Freddie Mac 0.75% 2018	11,880	11,867
Freddie Mac 0.75% 2018	6,888	6,886
		50,498
Bonds & notes of governments & government agencies outside the U.S. 0.20%
CPPIB Capital Inc. 1.25% 2019[4]	3,900	3,910
Manitoba (Province of) 3.05% 2024	2,600	2,810
Spain (Kingdom of) 4.00% 2018[4]	15,000	15,521
United Mexican States 3.60% 2025	4,000	4,160
United Mexican States 4.125% 2026	7,800	8,416
United Mexican States 5.55% 2045	5,500	6,401
		41,218
Municipals 0.02%
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	3,500	3,379
Total bonds, notes & other debt instruments (cost: $5,630,861,000)		5,757,341
Short-term securities 10.58%
Apple Inc. 0.44%–0.50% due 10/20/2016–11/14/2016[4]	84,200	84,172
Caterpillar Financial Services Corp. 0.46% due 10/11/2016	105,700	105,688
Chevron Corp. 0.75% due 1/5/2017[4]	40,000	39,939
American Funds Insurance Series — Asset Allocation Fund — Page 79 of 189

unaudited
Short-term securities	Principal amount (000)	Value (000)
Ciesco LLC 0.81%–0.85% due 11/10/2016–11/14/2016[4]	$75,000	$74,942
Coca-Cola Co. 0.68% due 1/12/2017[4]	71,200	71,068
Emerson Electric Co. 0.44% due 10/26/2016[4]	62,900	62,881
Estée Lauder Companies Inc. 0.48% due 10/19/2016[4]	20,000	19,995
ExxonMobil Corp. 0.40%–0.51% due 10/11/2016–11/3/2016	183,200	183,151
Fannie Mae 0.41% due 2/1/2017	50,000	49,939
Federal Farm Credit Banks 0.56% due 5/1/2017	35,000	34,890
Federal Home Loan Bank 0.28%–0.55% due 10/7/2016–5/25/2017	519,500	518,935
Freddie Mac 0.43% due 11/17/2016	61,800	61,781
General Electric Co. 0.34% due 10/3/2016	54,600	54,598
Intel Corp. 0.48% due 10/28/2016	25,000	24,992
Jupiter Securitization Co., LLC 0.55%–0.88% due 10/13/2016–12/16/2016[4]	75,000	74,946
PepsiCo Inc. 0.44% due 10/4/2016[4]	60,000	59,998
Pfizer Inc. 0.47%–0.50% due 10/4/2016–10/12/2016[4]	98,800	98,792
Private Export Funding Corp. 0.67% due 11/14/2016[4]	10,000	9,994
Qualcomm Inc. 0.48%–0.51% due 10/25/2016–11/16/2016[4]	60,000	59,972
Svenska Handelsbanken Inc. 1.02% due 2/21/2017[4]	5,000	4,979
U.S. Treasury Bills 0.29%–0.44% due 11/10/2016–2/9/2017	243,700	243,500
United Parcel Service Inc. 0.60% due 12/1/2016[4]	50,000	49,955
Wal-Mart Stores, Inc. 0.42% due 10/24/2016[4]	65,400	65,383
Wells Fargo Bank, N.A. 0.91%–1.01% due 11/16/2016–1/18/2017	75,000	75,017
Westpac Banking Corp. 1.04% due 2/15/2017[4]	10,000	9,961
Total short-term securities (cost: $2,139,200,000)		2,139,468
Total investment securities 100.82% (cost: $17,201,689,000)		20,386,617
Other assets less liabilities (0.82)%		(165,925)
Net assets 100.00%		$20,220,692
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $412,667,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.996%	8/23/2018	$50,000	$7
Receive	LCH	3-month USD-LIBOR	1.929	9/29/2019	80,000	2,042
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	2,123
Receive	LCH	3-month USD-LIBOR	1.0855	8/8/2021	40,000	(160)
Receive	LCH	3-month USD-LIBOR	1.3675	6/28/2026	15,000	(108)
Pay	LCH	3-month USD-LIBOR	1.444	8/23/2026	15,000	10
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(6,843)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(7,723)
						$(10,652)
American Funds Insurance Series — Asset Allocation Fund — Page 80 of 189

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $547,051,000, which represented 2.71% of the net assets of the fund. This amount includes $516,470,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,420,162,000, which represented 7.02% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $9,224,000, which represented .05% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $49,041,000, which represented .24% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Coupon rate may change periodically.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[12]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.88% convertible preferred	5/2/2013	$6,354	$3,133.02%
CEVA Group PLC, Series A-2, 2.88% convertible preferred	3/10/2010-1/23/2012	8,675	2,175.01
CEVA Group PLC	11/25/2015-12/21/2015	11,716	2,227.01
Total private placement securities		$ 26,745	$ 7,535.04%

Key to abbreviations
ADR = American Depositary Receipts
G.O. = General Obligation
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
TBA = To-be-announced
American Funds Insurance Series — Asset Allocation Fund — Page 81 of 189

Global Balanced Fund
Investment portfolio
September 30, 2016
unaudited
Common stocks 58.73% Industrials 10.60%	Shares	Value (000)
ASSA ABLOY AB, Class B1	166,000	$3,371
BAE Systems PLC[1]	462,400	3,137
KONE Oyj, Class B1	57,000	2,892
General Electric Co.	97,200	2,879
Boeing Co.	18,500	2,437
Geberit AG1	3,775	1,652
Edenred SA1	65,000	1,520
Komatsu Ltd.[1]	60,000	1,375
TransDigm Group Inc.[2]	4,500	1,301
Mitsubishi Electric Corp.[1]	100,000	1,280
Cummins Inc.	9,100	1,166
AB Volvo, Class B1	102,000	1,163
Caterpillar Inc.	12,000	1,065
Randstad Holding NV1	22,947	1,046
Capita PLC[1]	60,000	521
International Consolidated Airlines Group, SA (CDI)[1]	100,000	518
		27,323
Information technology 9.48%
ASML Holding NV1	50,169	5,502
Microsoft Corp.	92,200	5,311
Nintendo Co., Ltd.[1]	19,800	5,239
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	333,000	1,953
Amphenol Corp., Class A	24,000	1,558
Murata Manufacturing Co., Ltd.[1]	10,000	1,304
Apple Inc.	8,800	995
Texas Instruments Inc.	13,000	912
Alphabet Inc., Class C2	1,150	894
Linear Technology Corp.	13,000	771
		24,439
Health care 8.50%
Merck & Co., Inc.	81,120	5,063
Medtronic PLC	44,400	3,836
Humana Inc.	20,830	3,685
Pfizer Inc.	74,000	2,506
Novartis AG1	22,300	1,754
Express Scripts Holding Co.[2]	24,800	1,749
AstraZeneca PLC[1]	16,000	1,037
Bayer AG1	9,000	904
Novo Nordisk A/S, Class B1	20,000	833
Bristol-Myers Squibb Co.	10,000	539
		21,906
American Funds Insurance Series — Global Balanced Fund — Page 82 of 189

unaudited
Common stocks Consumer staples 6.96%	Shares	Value (000)
Pernod Ricard SA1	32,970	$3,901
British American Tobacco PLC[1]	42,450	2,715
Nestlé SA1	30,200	2,380
Reynolds American Inc.	42,104	1,985
Altria Group, Inc.	31,000	1,960
Philip Morris International Inc.	12,700	1,235
Coca-Cola Co.	29,000	1,227
Procter & Gamble Co.	11,000	987
Costco Wholesale Corp.	5,470	834
Coca-Cola Enterprises, Inc.	16,000	638
Kroger Co.	3,235	96
		17,958
Energy 5.35%
Royal Dutch Shell PLC, Class B1	95,000	2,465
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	575	14
Enbridge Inc. (CAD denominated)	55,560	2,442
Chevron Corp.	21,830	2,247
ConocoPhillips	49,506	2,152
Spectra Energy Corp	44,100	1,885
Schlumberger Ltd.	20,400	1,604
Reliance Industries Ltd.[1]	53,000	865
Coal India Ltd.[1]	23,983	116
		13,790
Materials 5.11%
E.I. du Pont de Nemours and Co.	59,200	3,965
Koninklijke DSM NV1	38,500	2,600
Dow Chemical Co.	40,000	2,073
Linde AG1	8,900	1,513
WestRock Co.	24,570	1,191
LyondellBasell Industries NV	12,000	968
Potash Corp. of Saskatchewan Inc.	28,000	457
Rio Tinto PLC[1]	11,000	366
The Chemours Co.	3,200	51
		13,184
Consumer discretionary 4.94%
Amazon.com, Inc.[2]	4,100	3,433
Home Depot, Inc.	22,030	2,835
McDonald’s Corp.	14,700	1,696
Paddy Power Betfair PLC[1]	11,000	1,244
Nokian Renkaat Oyj[1]	33,634	1,226
Industria de Diseño Textil, SA1	32,100	1,190
General Motors Co.	25,000	794
HUGO BOSS AG1	5,600	310
		12,728
Financials 4.62%
AIA Group Ltd.[1]	432,000	2,895
JPMorgan Chase & Co.	42,700	2,843
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	343,000	1,773
ORIX Corp.[1]	105,000	1,549
Prudential PLC[1]	69,000	1,225
American Funds Insurance Series — Global Balanced Fund — Page 83 of 189

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Common stocks Financials (continued)	Shares	Value (000)
Wells Fargo & Co.	26,000	$1,151
Goldman Sachs Group, Inc.	3,000	484
		11,920
Utilities 1.32%
Power Assets Holdings Ltd.[1]	193,500	1,896
EDP - Energias de Portugal, SA1	451,000	1,514
		3,410
Real estate 1.08%
Link REIT[1]	211,697	1,562
British Land Co. PLC REIT[1]	150,000	1,232
		2,794
Telecommunication services 0.77%
Verizon Communications Inc.	27,850	1,448
Telstra Corp. Ltd.[1]	136,500	542
		1,990
Total common stocks (cost: $124,392,000)		151,442
Bonds, notes & other debt instruments 33.75% Bonds & notes of governments & government agencies outside the U.S. 16.39%	Principal amount (000)
Australia (Commonwealth of), Series 124, 5.75% 2021	A$800	725
Australia (Commonwealth of), Series 138, 3.25% 2029	400	344
Belgium (Kingdom of), Series 77, 1.00% 2026	€575	700
Bermuda 4.854% 2024[3]	$200	222
Canada 2.25% 2025	C$1,150	975
Chile (Republic of) 5.50% 2020	CLP50,000	81
Colombia (Republic of) 4.375% 2021	$200	217
Colombia (Republic of), Series B, 7.50% 2026	COP1,068,000	385
Colombia (Republic of), Series B, 6.00% 2028	262,700	84
French Republic O.A.T. 1.75% 2024	€65	84
French Republic O.A.T. 2.25% 2024	600	801
French Republic O.A.T. 3.25% 2045	400	704
Germany (Federal Republic of) 2.25% 2021	60	77
Germany (Federal Republic of) 2.00% 2022	300	383
Germany (Federal Republic of) 0.10% 2023[4]	52	64
Germany (Federal Republic of) 2.50% 2044	350	608
Germany (Federal Republic of) 2.50% 2046	500	884
India (Republic of) 8.83% 2023	INR10,400	173
India (Republic of) 8.60% 2028	28,400	476
India (Republic of) 9.20% 2030	10,800	191
Indonesia (Republic of) 3.75% 2022	$410	433
Ireland (Republic of) 3.90% 2023	€510	723
Ireland (Republic of) 3.40% 2024	325	456
Ireland (Republic of) 5.40% 2025	440	708
Ireland (Republic of) 1.00% 2026	1,310	1,566
Ireland (Republic of) 2.40% 2030	50	69
Ireland (Republic of) 2.00% 2045	125	169
Israel (State of) 3.15% 2023	$400	427
Israel (State of) 5.50% 2042	ILS1,000	394
Italy (Republic of) 1.45% 2022	€450	534
Italy (Republic of) 4.75% 2023	100	143
American Funds Insurance Series — Global Balanced Fund — Page 84 of 189

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Italy (Republic of) 4.50% 2024	€520	$739
Italy (Republic of) 3.50% 2030	400	560
Japan, Series 362, 0.10% 2018	¥40,000	397
Japan, Series 115, 0.20% 2018	5,000	50
Japan, Series 315, 1.20% 2021	65,000	685
Japan, Series 326, 0.70% 2022	80,000	835
Japan, Series 325, 0.80% 2022	35,000	367
Japan, Series 17, 0.10% 2023[4]	10,280	106
Japan, Series 329, 0.80% 2023	60,000	634
Japan, Series 19, 0.10% 2024[4]	29,820	309
Japan, Series 18, 0.10% 2024[4]	20,440	210
Japan, Series 337, 0.30% 2024	50,000	513
Japan, Series 336, 0.50% 2024	65,000	677
Japan, Series 116, 2.20% 2030	14,000	178
Japan, Series 145, 1.70% 2033	120,000	1,475
Japan, Series 21, 2.30% 2035	20,000	270
Japan, Series 36, 2.00% 2042	10,000	136
Japan, Series 42, 1.70% 2044	55,000	720
Japan, Series 47, 1.60% 2045	15,000	194
Lithuania (Republic of) 7.375% 2020	$100	119
Malaysia (Federation of), Series 0515, 3.759% 2019	MYR550	136
Malaysia (Federation of), Series 0315, 3.659% 2020	350	86
Malaysia (Federation of), Series 0314, 4.048% 2021	350	88
Malaysia (Federation of), Series 0215, 3.795% 2022	400	99
Malaysia (Federation of), Series 0116, 3.80% 2023	1,750	432
Malaysia (Federation of), Series 0115, 3.955% 2025	2,500	617
Malaysia (Federation of), Series 0316, 3.90% 2026	1,200	298
Malaysia (Federation of), Series 0310, 4.498% 2030	1,600	408
Morocco (Kingdom of) 4.25% 2022	$200	212
Netherlands (Kingdom of the) 1.00% 2017	100	100
Netherlands (Kingdom of the) 5.50% 2028	€100	182
Norway (Kingdom of) 4.25% 2017	NKr280	36
Norway (Kingdom of) 3.75% 2021	2,400	339
Peru (Republic of) 4.125% 2027	$85	98
Peru (Republic of) 5.625% 2050	20	27
Philippines (Republic of the) 4.95% 2021	PHP5,000	109
Philippines (Republic of the) 3.90% 2022	10,000	207
Poland (Republic of), Series 1017, 5.25% 2017	PLN1,000	272
Poland (Republic of), Series 1020, 5.25% 2020	4,750	1,391
Poland (Republic of), Series 1021, 5.75% 2021	2,070	629
Poland (Republic of), Series 0922, 5.75% 2022	870	269
Poland (Republic of), Series 1023, 4.00% 2023	2,300	653
Poland (Republic of), Series 0725, 3.25% 2025	1,500	405
Qatar (State of) 3.125% 2017[3]	$250	252
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR4,925	349
South Africa (Republic of), Series R-214, 6.50% 2041	3,650	195
South Korea (Republic of), Series 2106, 4.25% 2021	KRW262,000	270
Spain (Kingdom of) 4.00% 2018[3]	$500	517
Spain (Kingdom of) 2.75% 2024	€355	465
Spain (Kingdom of) 1.30% 2026	670	778
Spain (Kingdom of) 1.95% 2026	150	185
Sweden (Kingdom of), Series 1057, 1.50% 2023	SKr4,150	544
Thailand (Kingdom of) 1.875% 2022	THB14,100	404
Thailand (Kingdom of) 3.85% 2025	3,000	99
Thailand (Kingdom of) 2.125% 2026	6,000	173
American Funds Insurance Series — Global Balanced Fund — Page 85 of 189

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 1.00% 2017	£570	$745
United Kingdom 3.75% 2020	75	111
United Kingdom 1.75% 2022	300	421
United Kingdom 2.25% 2023	100	146
United Kingdom 2.75% 2024	200	304
United Kingdom 2.00% 2025	400	579
United Kingdom 1.50% 2026	350	485
United Kingdom 4.75% 2038	20	42
United Kingdom 4.25% 2040	50	102
United Kingdom 3.25% 2044	495	892
United Kingdom 3.50% 2045	100	189
United Kingdom 4.25% 2046	100	216
United Mexican States 4.00% 2019[4]	MXN3,278	177
United Mexican States 4.125% 2026	$400	432
United Mexican States 4.00% 2040[4]	MXN2,731	160
United Mexican States 4.75% 2044	$150	156
United Mexican States 4.60% 2046	200	204
United Mexican States, Series M10, 7.75% 2017	MXN5,500	293
United Mexican States, Series M, 8.00% 2020	2,000	111
United Mexican States, Series M, 6.50% 2021	16,000	851
United Mexican States, Series M20, 10.00% 2024	12,600	822
United Mexican States, Series M, 5.75% 2026	7,000	355
United Mexican States, Series M30, 10.00% 2036	2,500	180
		42,271
U.S. Treasury bonds & notes 8.76% U.S. Treasury 6.81%
U.S. Treasury 0.875% 2017	$950	952
U.S. Treasury 0.75% 2018	280	280
U.S. Treasury 1.375% 2018	200	202
U.S. Treasury 1.375% 2018	150	152
U.S. Treasury 1.50% 2018	100	101
U.S. Treasury 0.75% 2019	500	498
U.S. Treasury 0.875% 2019	500	500
U.S. Treasury 1.25% 2019	50	51
U.S. Treasury 1.50% 2019	500	509
U.S. Treasury 1.625% 2019	1,150	1,175
U.S. Treasury 1.625% 2019	1,075	1,097
U.S. Treasury 1.625% 2019	300	306
U.S. Treasury 1.75% 2019	600	615
U.S. Treasury 3.125% 2019	225	238
U.S. Treasury 1.375% 2020	900	912
U.S. Treasury 1.375% 2020	550	557
U.S. Treasury 1.50% 2020	1,500	1,526
U.S. Treasury 1.625% 2020	30	31
U.S. Treasury 1.75% 2020	3,500	3,594
U.S. Treasury 2.125% 2020	200	208
U.S. Treasury 1.125% 2021	400	400
U.S. Treasury 1.375% 2021	550	556
U.S. Treasury 2.00% 2021	108	112
U.S. Treasury 2.00% 2022	75	78
U.S. Treasury 1.375% 2023	300	300
U.S. Treasury 1.75% 2023	100	102
U.S. Treasury 2.25% 2024	200	211
U.S. Treasury 2.50% 2024	300	322
American Funds Insurance Series — Global Balanced Fund — Page 86 of 189

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2025	$200	$209
U.S. Treasury 1.625% 2026	440	441
U.S. Treasury 4.375% 2038	100	140
U.S. Treasury 3.00% 2044	355	406
U.S. Treasury 3.375% 2044	100	122
U.S. Treasury 2.50% 2045	315	327
U.S. Treasury 3.00% 2045	100	114
U.S. Treasury 2.50% 2046	200	208
		17,552
U.S. Treasury inflation-protected securities 1.95%
U.S. Treasury Inflation-Protected Security 0.125% 2017[4]	127	127
U.S. Treasury Inflation-Protected Security 0.125% 2021[4]	1,066	1,090
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	310	322
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	152	154
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	800	840
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	518	529
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	228	236
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	64	76
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	810	854
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	491	586
U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	203	226
		5,040
Total U.S. Treasury bonds & notes		22,592
Corporate bonds & notes 6.43% Financials 1.60%
ACE INA Holdings Inc. 2.875% 2022	20	21
ACE INA Holdings Inc. 3.35% 2026	20	21
ACE INA Holdings Inc. 4.35% 2045	35	41
Allianz SE, 4.75% 2049	€100	125
Aviva PLC, subordinated 6.875% 2058	£75	118
AXA SA, junior subordinated 5.453% 2049	100	138
Banco Nacional de Comercio Exterior SNC 3.80% 2026[3]	$200	194
Bank of America Corp. 3.875% 2025	375	402
Barclays Bank PLC 10.00% 2021	£100	168
Berkshire Hathaway Inc. 3.00% 2022	$75	80
BNP Paribas 5.00% 2021	100	112
CaixaBank, SA 5.00% 2023	€100	119
Citigroup Inc. 3.70% 2026	$100	106
Goldman Sachs Group, Inc. 2.875% 2021	100	103
Goldman Sachs Group, Inc. 5.75% 2022	70	81
Goldman Sachs Group, Inc. 3.625% 2023	150	159
Goldman Sachs Group, Inc. 3.50% 2025	210	218
Goldman Sachs Group, Inc. 3.75% 2026	25	26
Goldman Sachs Group, Inc. 4.75% 2045	70	79
HSBC Holdings PLC 3.375% 2024	€100	118
HSBC Holdings PLC 3.90% 2026	$200	208
HSBC Holdings PLC 4.30% 2026	200	215
JPMorgan Chase & Co. 2.55% 2021	76	77
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	135	151
Lloyds Banking Group PLC 6.50% 2020	€210	278
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 3.125% 2026	$110	$111
Morgan Stanley 3.875% 2026	75	80
NN Group NV, 4.50% 2049	€100	113
PNC Financial Services Group, Inc. 2.854% 2022	$100	103
Rabobank Nederland 3.875% 2023	€100	131
VEB Finance Ltd. 6.902% 2020[3]	$100	109
Wells Fargo & Co. 2.55% 2020	78	80
		4,114
Health care 0.91%
AbbVie Inc. 2.50% 2020	180	184
AbbVie Inc. 2.90% 2022	60	62
AbbVie Inc. 3.60% 2025	120	126
AbbVie Inc. 4.50% 2035	15	16
Actavis Funding SCS 3.00% 2020	30	31
Actavis Funding SCS 3.80% 2025	130	138
Actavis Funding SCS 4.55% 2035	45	48
Actavis Funding SCS 4.75% 2045	90	99
Aetna Inc. 2.75% 2022	50	51
Aetna Inc. 2.80% 2023	30	31
Aetna Inc. 3.20% 2026	170	173
Aetna Inc. 4.25% 2036	80	83
Aetna Inc. 4.375% 2046	95	100
Amgen Inc. 1.85% 2021	20	20
Amgen Inc. 2.25% 2023	280	279
Amgen Inc. 4.40% 2045	80	85
Baxalta Inc. 4.00% 2025	80	85
Becton, Dickinson and Co. 3.734% 2024	75	82
Celgene Corp. 3.875% 2025	85	91
EMD Finance LLC 3.25% 2025[3]	50	52
Gilead Sciences, Inc. 3.65% 2026	30	32
Humana Inc. 3.15% 2022	100	104
Medtronic, Inc. 3.50% 2025	100	108
Novartis Securities Investment Ltd. 5.125% 2019	25	27
Shire PLC 2.40% 2021	180	181
Shire PLC 2.875% 2023	45	45
Shire PLC 3.20% 2026	25	25
		2,358
Consumer discretionary 0.80%
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	150	151
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	200	200
Ford Motor Credit Co. 3.20% 2021	200	206
McDonald’s Corp. 3.50% 2020	50	53
McDonald’s Corp. 3.70% 2026	35	38
McDonald’s Corp. 4.70% 2035	15	17
McDonald’s Corp. 4.875% 2045	25	29
Myriad International Holdings 6.00% 2020	250	276
Myriad International Holdings 5.50% 2025	250	269
NBCUniversal Media, LLC 4.375% 2021	50	56
Newell Rubbermaid Inc. 3.85% 2023	85	91
Newell Rubbermaid Inc. 4.20% 2026	215	235
Newell Rubbermaid Inc. 5.50% 2046	20	24
President & Fellows of Harvard College 3.619% 2037	150	167
American Funds Insurance Series — Global Balanced Fund — Page 88 of 189

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 4.30% 2023	$75	$82
Time Warner Inc. 4.75% 2021	150	168
		2,062
Energy 0.75%
ConocoPhillips 5.95% 2046	20	26
Ecopetrol SA 5.875% 2045	20	19
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	70
Halliburton Co. 3.80% 2025	110	114
Kinder Morgan Energy Partners, LP 3.50% 2021	30	31
Kinder Morgan Energy Partners, LP 5.50% 2044	200	203
Kinder Morgan, Inc. 4.30% 2025	75	78
Pemex Project Funding Master Trust 5.75% 2018	200	211
Petrobras International Finance Co. 5.375% 2021	80	79
Petróleos Mexicanos 4.875% 2022	15	15
Petróleos Mexicanos 6.50% 2041	45	44
Petróleos Mexicanos 5.625% 2046	385	338
Phillips 66 Partners LP 4.68% 2045	5	5
Schlumberger BV 4.00% 2025[3]	80	87
Statoil ASA 3.125% 2017	40	41
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	170
Statoil ASA 3.70% 2024	50	54
Total Capital International 2.875% 2022	150	158
Williams Partners LP 4.50% 2023	100	104
Williams Partners LP 4.30% 2024	50	51
		1,923
Consumer staples 0.51%
Altria Group, Inc. 2.625% 2020	100	103
Altria Group, Inc. 4.75% 2021	150	170
Altria Group, Inc. 4.25% 2042	150	164
Anheuser-Busch InBev NV 3.30% 2023	35	37
Anheuser-Busch InBev NV 4.90% 2046	35	42
Kraft Foods Inc. 3.50% 2022	100	106
Kroger Co. 3.50% 2026	140	151
Pernod Ricard SA 4.45% 2022[3]	150	166
Philip Morris International Inc. 2.90% 2021	100	105
Philip Morris International Inc. 4.25% 2044	25	28
Reynolds American Inc. 4.00% 2022	25	27
Reynolds American Inc. 4.45% 2025	155	173
Reynolds American Inc. 5.85% 2045	25	33
		1,305
Utilities 0.48%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	200	204
Duke Energy Corp. 3.75% 2024	110	119
Duke Energy Corp. 2.65% 2026	225	222
E.ON International Finance BV 5.80% 2018[3]	25	27
Exelon Corp. 3.40% 2026	150	156
MidAmerican Energy Holdings Co. 2.00% 2018	100	101
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	92
Pacific Gas and Electric Co. 3.85% 2023	70	77
Pacific Gas and Electric Co. 2.95% 2026	25	26
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.25% 2046	$75	$85
PacifiCorp. 3.35% 2025	30	32
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	107
		1,248
Telecommunication services 0.47%
AT&T Inc. 2.45% 2020	55	56
AT&T Inc. 2.80% 2021	180	185
Deutsche Telekom International Finance BV 2.25% 2017[3]	150	151
Deutsche Telekom International Finance BV 6.00% 2017	€75	86
France Télécom 5.375% 2050	£50	101
Orange SA 2.75% 2019	$140	144
Verizon Communications Inc. 2.45% 2022	125	127
Verizon Communications Inc. 4.272% 2036	352	369
		1,219
Real estate 0.42%
American Campus Communities, Inc. 3.35% 2020	15	16
American Campus Communities, Inc. 3.75% 2023	100	105
American Campus Communities, Inc. 4.125% 2024	90	96
Boston Properties, Inc. 3.70% 2018	100	104
Corporate Office Properties LP 3.60% 2023	65	65
Essex Portfolio L.P. 3.50% 2025	65	67
Essex Portfolio L.P. 3.375% 2026	40	41
Kimco Realty Corp. 3.40% 2022	10	11
Prologis, Inc. 3.375% 2024	€100	132
Prologis, Inc. 3.75% 2025	$25	27
WEA Finance LLC 2.70% 2019[3]	200	205
WEA Finance LLC 3.75% 2024[3]	200	211
		1,080
Industrials 0.31%
General Electric Capital Corp. 2.30% 2017	65	65
General Electric Capital Corp. 3.15% 2022	50	53
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	200	224
Lockheed Martin Corp. 3.10% 2023	10	11
Lockheed Martin Corp. 3.55% 2026	15	16
Red de Carreteras de Occidente 9.00% 2028[5]	MXN2,000	105
Union Pacific Corp. 2.95% 2023	$100	105
United Technologies Corp. 3.10% 2022	215	231
		810
Information technology 0.14%
Microsoft Corp. 2.40% 2026	110	110
Microsoft Corp. 3.70% 2046	50	51
Samsung Electronics America, Inc. 1.75% 2017[3]	200	201
		362
Materials 0.04%
Monsanto Co. 4.40% 2044	100	104
Total corporate bonds & notes		16,585
American Funds Insurance Series — Global Balanced Fund — Page 90 of 189

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Bonds, notes & other debt instruments Mortgage-backed obligations 2.04%	Principal amount (000)	Value (000)
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	$50	$53
Fannie Mae 4.00% 2046[5,6]	1,380	1,481
Freddie Mac 3.50% 2046[5]	342	361
Government National Mortgage Assn. 4.50% 2045[5]	333	360
Government National Mortgage Assn. 4.00% 2046[5,6]	170	182
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[3,5]	230	230
Korea Housing Finance Corp. 2.50% 2020[3,5]	250	256
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr10,648	1,649
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	950	147
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	3,522	542
		5,261
Asset-backed obligations 0.13%
Discover Card Execution Note Trust, Series 2015-A1, Class A1, 0.874% 2020[5,7]	$200	200
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	123	125
		325
Total bonds, notes & other debt instruments (cost: $85,339,000)		87,034
Short-term securities 7.52%
BNP Paribas, New York Branch 0.27% due 10/3/2016	4,700	4,700
Federal Home Loan Bank 0.29% due 11/16/2016	5,200	5,198
Liberty Street Funding Corp. 0.63% due 10/7/2016[3]	500	500
Svenska Handelsbanken Inc. 0.48% due 10/3/2016[3]	6,000	6,000
Wal-Mart Stores, Inc. 0.38% due 10/4/2016[3]	3,000	3,000
Total short-term securities (cost: $19,398,000)		19,398
Total investment securities 100.00% (cost: $229,129,000)		257,874
Other assets less liabilities 0.00%		1
Net assets 100.00%		$257,875
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $15,102,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	10/6/2016	Bank of America, N.A.	€612	$690	$(3)
Euros	10/26/2016	HSBC Bank	€710	$800	(1)
Euros	10/27/2016	UBS AG	€325	$368	(2)
Euros	10/28/2016	HSBC Bank	€353	$398	(1)
Euros	11/4/2016	JPMorgan Chase	€134	$150	1
Japanese yen	10/13/2016	HSBC Bank	¥43,305	$429	(2)
Japanese yen	10/17/2016	HSBC Bank	¥36,272	$358	—[8]
Japanese yen	10/20/2016	HSBC Bank	¥46,037	$449	5
Japanese yen	10/20/2016	JPMorgan Chase	¥21,151	$206	3
Japanese yen	10/21/2016	Citibank	¥25,688	$251	2
Japanese yen	10/24/2016	HSBC Bank	¥22,250	$223	(4)
Japanese yen	10/27/2016	JPMorgan Chase	¥39,248	$384	3
American Funds Insurance Series — Global Balanced Fund — Page 91 of 189

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	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Japanese yen	10/27/2016	Citibank	¥31,929	$313	$3
Japanese yen	10/28/2016	Barclays Bank PLC	¥21,808	$218	(3)
Japanese yen	10/28/2016	Citibank	¥27,110	$271	(3)
Japanese yen	10/28/2016	HSBC Bank	¥31,170	$311	(4)
Japanese yen	10/28/2016	UBS AG	¥44,376	$443	(5)
Japanese yen	11/10/2016	UBS AG	¥53,364	$533	(5)
Japanese yen	12/5/2016	UBS AG	¥45,688	$455	(3)
Norwegian kroner	10/19/2016	Barclays Bank PLC	NKr2,443	$300	6
Norwegian kroner	11/3/2016	Bank of America, N.A.	NKr2,828	$341	13
Swedish kronor	10/13/2016	UBS AG	SKr1,613	$190	(2)
Swedish kronor	10/19/2016	Barclays Bank PLC	SKr1,625	$192	(2)
Swedish kronor	10/24/2016	Bank of America, N.A.	SKr1,270	$153	(4)
					$(8)
Sales:
Australian dollars	10/21/2016	UBS AG	¥19,534	A$250	$2
Australian dollars	10/21/2016	UBS AG	$191	A$250	—[8]
Australian dollars	10/24/2016	Bank of America, N.A.	$375	A$500	(8)
British pounds	10/21/2016	Barclays Bank PLC	€355	£300	10
British pounds	10/21/2016	HSBC Bank	$399	£300	10
British pounds	10/28/2016	HSBC Bank	¥97,236	£740	—[8]
British pounds	11/7/2016	Barclays Bank PLC	$2,565	£1,976	2
Canadian dollars	10/17/2016	Bank of America, N.A.	€341	C$500	2
Canadian dollars	10/18/2016	Bank of America, N.A.	$379	C$500	(2)
Colombian pesos	10/7/2016	Citibank	$196	COP584,090	(6)
Colombian pesos	11/4/2016	JPMorgan Chase	$202	COP594,700	(3)
Euros	10/6/2016	Citibank	SKr3,309	€350	(7)
Euros	10/7/2016	HSBC Bank	NKr3,023	€325	13
Euros	10/21/2016	Citibank	SKr2,852	€300	(5)
Euros	10/28/2016	HSBC Bank	¥62,047	€550	(6)
Indian rupees	10/13/2016	JPMorgan Chase	$359	INR23,900	1
Japanese yen	10/7/2016	Bank of New York Mellon	$280	¥28,000	4
Japanese yen	10/27/2016	JPMorgan Chase	$1,246	¥125,000	12
Malaysian ringgits	10/14/2016	UBS AG	$304	MYR1,250	2
Malaysian ringgits	10/14/2016	JPMorgan Chase	$170	MYR700	1
Malaysian ringgits	10/14/2016	Citibank	$61	MYR250	—[8]
Polish zloty	10/26/2016	JPMorgan Chase	$605	PLN2,308	2
Polish zloty	11/7/2016	Barclays Bank PLC	$416	PLN1,592	—[8]
South African rand	11/3/2016	JPMorgan Chase	$93	ZAR1,300	(1)
					$23
Forward currency contracts — net					$15

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $70,321,000, which represented 27.27% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,429,000, which represented 5.21% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Amount less than one thousand.

American Funds Insurance Series — Global Balanced Fund — Page 92 of 189

unaudited
Key to abbreviations and symbols
A$ = Australian dollars
£ = British pounds
CAD/C$ = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
COP = Colombian pesos
DKr = Danish kroner
€ = Euros
GBP/£ = British pounds
ILS = Israeli shekels
INR = Indian rupees
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PHP = Philippine pesos
PLN = Polish zloty
SKr = Swedish kronor
TBA = To-be-announced
THB = Thai baht
ZAR = South African rand
American Funds Insurance Series — Global Balanced Fund — Page 93 of 189

Bond Fund
Investment portfolio
September 30, 2016
unaudited
Bonds, notes & other debt instruments 92.75% U.S. Treasury bonds & notes 34.26% U.S. Treasury 31.26%	Principal amount (000)	Value (000)
U.S. Treasury 8.75% 2017	$50,000	$52,524
U.S. Treasury 0.75% 2018	226,250	226,218
U.S. Treasury 1.50% 2018	45,125	45,742
U.S. Treasury 0.75% 2019	1,995	1,988
U.S. Treasury 0.875% 2019	285	285
U.S. Treasury 1.50% 2019	43,375	44,046
U.S. Treasury 1.625% 2019	134,475	137,286
U.S. Treasury 1.625% 2019	111,250	113,592
U.S. Treasury 1.625% 2019	79,400	81,111
U.S. Treasury 1.125% 2020	45,725	45,960
U.S. Treasury 1.25% 2020[1]	79,950	80,683
U.S. Treasury 1.25% 2020	44,425	44,832
U.S. Treasury 1.375% 2020	25,250	25,572
U.S. Treasury 1.75% 2020	100,000	102,687
U.S. Treasury 2.00% 2020	17,000	17,624
U.S. Treasury 8.75% 2020	40,000	51,750
U.S. Treasury 1.125% 2021	158,965	159,089
U.S. Treasury 1.125% 2021	25,955	25,923
U.S. Treasury 1.375% 2021	174,939	176,867
U.S. Treasury 1.375% 2021	23,060	23,316
U.S. Treasury 3.625% 2021	7,500	8,300
U.S. Treasury 1.625% 2022	22,776	23,163
U.S. Treasury 2.00% 2022	222,750	231,468
U.S. Treasury 2.125% 2022	150,000	156,913
U.S. Treasury 1.25% 2023	50,000	49,484
U.S. Treasury 1.375% 2023	75,000	74,780
U.S. Treasury 1.375% 2023	37,586	37,451
U.S. Treasury 1.50% 2023	140,750	141,800
U.S. Treasury 1.625% 2023	147,500	149,643
U.S. Treasury 1.625% 2023	70,000	71,036
U.S. Treasury 1.75% 2023	34,800	35,591
U.S. Treasury 2.00% 2025	47,650	49,357
U.S. Treasury 2.00% 2025	38,295	39,689
U.S. Treasury 2.125% 2025	85,650	89,627
U.S. Treasury 1.50% 2026	233,550	231,544
U.S. Treasury 6.125% 2027	25,000	36,336
U.S. Treasury 2.875% 2045	413	462
U.S. Treasury 3.00% 2045	213,625	244,573
U.S. Treasury 2.25% 2046	78,985	77,820
U.S. Treasury 2.50% 2046	151,282	157,129
U.S. Treasury 2.50% 2046	83,275	86,375
		3,449,636
American Funds Insurance Series — Bond Fund — Page 94 of 189

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 3.00%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.667% 2021[2]	$36,305	$38,159
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	3,352	3,411
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	51,782	53,568
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	36,679	43,177
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	6,890	9,300
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	164,967	183,583
		331,198
Total U.S. Treasury bonds & notes		3,780,834
Corporate bonds & notes 30.44% Financials 6.10%
ACE INA Holdings Inc. 2.30% 2020	2,105	2,161
ACE INA Holdings Inc. 2.875% 2022	4,065	4,274
ACE INA Holdings Inc. 3.15% 2025	375	397
ACE INA Holdings Inc. 3.35% 2026	4,065	4,361
ACE INA Holdings Inc. 4.35% 2045	2,925	3,399
Ally Financial Inc. 3.75% 2019	5,000	5,094
American Express Co. 6.15% 2017	2,500	2,606
American Express Co. 1.55% 2018	8,500	8,519
Assicurazioni Generali SPA 7.75% 2042	€3,100	4,091
Assicurazioni Generali SPA 10.125% 2042	3,800	5,515
AXA SA 8.60% 2030	$2,625	3,714
Banco Santander, SA 2.70% 2019	2,500	2,533
Bank of America Corp. 2.625% 2020	30,650	31,310
Bank of America Corp. 3.875% 2025	10,620	11,373
Bank of America Corp. 3.50% 2026	2,296	2,392
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	175	182
Bank of America Corp., Series L, 2.25% 2020	4,500	4,532
Bank of America Corp., Series AA, 6.10% (undated)	369	385
Bank of America Corp., Series DD, 6.30% (undated)	205	223
Bank of New York Mellon Corp. 2.20% 2023	2,250	2,246
Bank of Nova Scotia 1.65% 2019	1,700	1,704
BB&T Corp. 2.45% 2020	5,200	5,324
Berkshire Hathaway Finance Corp. 1.30% 2019	865	867
BPCE SA group 5.70% 2023[3]	19,680	21,469
Capital One Financial Corp. 1.85% 2019	1,500	1,501
CIT Group Inc., Series C, 5.50% 2019[3]	1,750	1,855
Citigroup Inc. 1.70% 2018	13,375	13,394
Citigroup Inc. 2.15% 2018	6,500	6,560
Citigroup Inc. 2.55% 2019	9,989	10,195
Citigroup Inc. 2.35% 2021	16,075	16,122
Citigroup Inc. 2.287% 2023[4]	2,542	2,556
Citigroup Inc. 3.70% 2026	7,500	7,936
Citigroup Inc., Series P, 5.95% (undated)	917	937
CNA Financial Corp. 7.25% 2023	3,000	3,655
Commonwealth Bank of Australia 2.00% 2021[3]	2,500	2,499
Credit Suisse Group AG 3.80% 2023[3]	15,550	15,785
Danske Bank AS 1.65% 2019[3]	18,000	17,983
Danske Bank AS 2.00% 2021[3]	14,200	14,192
Deutsche Bank AG 2.85% 2019	8,400	8,197
Deutsche Bank AG 3.375% 2021	2,700	2,644
Discover Financial Services 10.25% 2019	2,700	3,167
DNB ASA 2.375% 2021[3]	20,300	20,678
American Funds Insurance Series — Bond Fund — Page 95 of 189

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Export-Import Bank of India 3.375% 2026[3]	$1,500	$1,525
Goldman Sachs Group, Inc. 2.00% 2019	4,750	4,784
Goldman Sachs Group, Inc. 2.241% 2021[4]	2,651	2,640
Goldman Sachs Group, Inc. 2.35% 2021	1,500	1,499
Goldman Sachs Group, Inc. 2.625% 2021	1,500	1,527
Goldman Sachs Group, Inc. 2.875% 2021	23,726	24,361
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,811
Goldman Sachs Group, Inc. 3.75% 2025	638	672
Goldman Sachs Group, Inc. 5.30% (undated)	2,825	2,903
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,326
Intesa Sanpaolo SpA 3.875% 2019	1,485	1,530
Intesa Sanpaolo SpA 5.017% 2024[3]	7,280	6,657
Intesa Sanpaolo SpA 5.71% 2026[3]	3,000	2,842
iStar Financial Inc. 4.875% 2018	1,650	1,664
JPMorgan Chase & Co. 2.25% 2020	7,080	7,174
JPMorgan Chase & Co. 2.55% 2020	5,000	5,101
JPMorgan Chase & Co. 2.295% 2021	1,100	1,103
JPMorgan Chase & Co. 2.55% 2021	34,500	35,157
JPMorgan Chase & Co. 2.70% 2023	17,325	17,525
JPMorgan Chase & Co. 2.95% 2026	862	866
Leucadia National Corp. 5.50% 2023	520	547
Lloyds Banking Group PLC 3.10% 2021	1,740	1,780
Lloyds Banking Group PLC 4.582% 2025[3]	1,500	1,540
MetLife Global Funding I 2.30% 2019[3]	675	688
MetLife Global Funding I 2.00% 2020[3]	7,785	7,871
MetLife, Inc. 3.60% 2025	3,590	3,794
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3]	1,505	1,896
MetLife Capital Trust X, junior subordinated 9.25% 2068[3]	300	432
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	1,875	1,872
Mitsubishi UFJ Financial Group, Inc. 2.527% 2023	750	754
Mizuho Financial Group, Inc. 2.632% 2021[3]	1,100	1,114
Morgan Stanley 2.125% 2018	7,500	7,566
Morgan Stanley 2.80% 2020	2,500	2,567
Morgan Stanley 2.50% 2021	44,400	44,881
Morgan Stanley 3.125% 2026	10,140	10,263
Morgan Stanley 3.875% 2026	7,525	8,020
Navient Corp. 6.625% 2021	260	263
New York Life Global Funding 2.10% 2019[3]	1,000	1,017
New York Life Global Funding 1.95% 2020[3]	145	147
New York Life Global Funding 1.70% 2021[3]	3,850	3,835
NN Group NV, 4.50% 2049	€8,750	9,897
Nordea Bank AB 2.50% 2020[3]	$7,425	7,602
PNC Bank 2.40% 2019	10,507	10,761
PNC Bank 2.30% 2020	9,000	9,161
PNC Bank 2.60% 2020	1,700	1,755
PNC Financial Services Group, Inc. 2.854% 2022	6,050	6,216
PNC Funding Corp. 3.30% 2022	9,000	9,564
Prudential Financial, Inc. 4.60% 2044	375	403
QBE Insurance Group Ltd. 2.40% 2018[3]	5,710	5,747
Rabobank Nederland 4.625% 2023	10,210	11,048
Rabobank Nederland 4.375% 2025	3,975	4,205
Royal Bank of Canada 1.50% 2018	2,700	2,707
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3]	2,450	2,744
Royal Bank of Scotland PLC 5.125% 2024	1,500	1,510
American Funds Insurance Series — Bond Fund — Page 96 of 189

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Royal Bank of Scotland PLC 4.80% 2026	$1,500	$1,548
Skandinaviska Enskilda Banken AB 1.875% 2021	2,250	2,235
Skandinaviska Enskilda Banken AB 2.625% 2021	23,400	24,057
Standard Chartered PLC 2.10% 2019[3]	500	500
Svenska Handelsbanken AB 1.875% 2021	2,115	2,104
Travelers Property Casualty Corp. 4.30% 2045	3,610	4,177
Travelers Companies, Inc. 3.75% 2046	400	425
UBS Group AG 2.65% 2022[3]	1,100	1,099
UBS Group AG 4.125% 2025[3]	700	737
Unum Group 3.00% 2021	520	532
Unum Group 3.875% 2025	870	889
Wells Fargo & Co. 2.55% 2020	5,000	5,101
Wells Fargo & Co. 2.10% 2021	40,960	40,851
		673,616
Health care 5.30%
AbbVie Inc. 1.80% 2018	5,900	5,927
AbbVie Inc. 2.50% 2020	17,215	17,588
AbbVie Inc. 2.90% 2022	11,365	11,673
AbbVie Inc. 3.20% 2022	1,970	2,054
AbbVie Inc. 2.85% 2023	425	432
AbbVie Inc. 3.60% 2025	4,000	4,191
AbbVie Inc. 3.20% 2026	2,520	2,558
AbbVie Inc. 4.50% 2035	4,810	5,152
AbbVie Inc. 4.30% 2036	240	250
AbbVie Inc. 4.45% 2046	1,660	1,745
Actavis Funding SCS 2.35% 2018	4,500	4,548
Actavis Funding SCS 3.00% 2020	8,000	8,254
Actavis Funding SCS 3.45% 2022	12,185	12,809
Actavis Funding SCS 3.80% 2025	18,730	19,869
Actavis Funding SCS 4.55% 2035	9,860	10,526
Actavis Funding SCS 4.75% 2045	3,440	3,786
Aetna Inc. 1.50% 2017	3,755	3,756
Aetna Inc. 1.70% 2018	3,525	3,538
Aetna Inc. 1.90% 2019	3,945	3,981
Aetna Inc. 2.40% 2021	19,550	19,814
Aetna Inc. 2.80% 2023	2,500	2,557
Aetna Inc. 3.20% 2026	17,310	17,628
Aetna Inc. 4.25% 2036	3,435	3,578
Aetna Inc. 4.375% 2046	3,890	4,101
Amgen Inc. 1.85% 2021	405	403
Amgen Inc. 2.25% 2023	1,000	998
Amgen Inc. 2.60% 2026	8,570	8,457
Amgen Inc. 4.40% 2045	14,490	15,322
AstraZeneca PLC 3.375% 2025	6,970	7,467
Baxalta Inc. 5.25% 2045	100	119
Bayer AG 2.375% 2019[3]	5,155	5,233
Bayer AG 3.375% 2024[3]	4,270	4,416
Becton, Dickinson and Co. 1.80% 2017	4,450	4,473
Becton, Dickinson and Co. 2.675% 2019	2,625	2,713
Becton, Dickinson and Co. 3.734% 2024	1,955	2,125
Becton, Dickinson and Co. 4.685% 2044	7,645	8,777
Boston Scientific Corp. 2.85% 2020	470	485
Boston Scientific Corp. 6.00% 2020	3,675	4,155
American Funds Insurance Series — Bond Fund — Page 97 of 189

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 3.375% 2022	$700	$737
Boston Scientific Corp. 3.85% 2025	500	533
Cardinal Health, Inc. 1.90% 2017	4,710	4,734
Cardinal Health, Inc. 1.70% 2018	1,400	1,405
Celgene Corp. 5.00% 2045	15,350	17,394
Centene Corp. 5.625% 2021	1,935	2,061
Centene Corp. 4.75% 2022	425	441
Centene Corp. 6.125% 2024	550	598
Concordia Healthcare Corp. 9.50% 2022[3]	710	495
DJO Finco Inc. 8.125% 2021[3]	835	779
EMD Finance LLC 2.40% 2020[3]	15,295	15,566
EMD Finance LLC 2.95% 2022[3]	4,200	4,335
EMD Finance LLC 3.25% 2025[3]	25,160	26,002
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	1,545	1,414
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	685	639
Express Scripts Inc. 4.80% 2046	1,250	1,307
Gilead Sciences, Inc. 4.60% 2035	2,910	3,212
Gilead Sciences, Inc. 4.15% 2047	4,400	4,534
HCA Inc. 6.50% 2020	1,550	1,720
HCA Inc. 5.875% 2022	2,000	2,220
HCA Inc. 5.25% 2025	10,500	11,222
HCA Inc. 5.25% 2026	700	746
Hologic, Inc. 5.25% 2022[3]	290	309
Humana Inc. 3.85% 2024	7,500	8,061
Humana Inc. 4.95% 2044	8,495	9,489
inVentiv Health, Inc. 10.00% 2018[3,5]	4,047	4,160
inVentiv Health, Inc. 7.50% 2024[3]	350	357
inVentiv Health, Inc., Term Loan B, 4.75% 2023[4,6,7]	600	601
Johnson & Johnson 2.45% 2026	725	746
Kinetic Concepts, Inc. 10.50% 2018	1,230	1,293
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,289
Kinetic Concepts, Inc. 7.875% 2021[3]	575	624
Kinetic Concepts, Inc. 9.625% 2021[3]	2,300	2,306
Laboratory Corporation of America Holdings 3.60% 2025	4,465	4,701
Laboratory Corporation of America Holdings 4.70% 2045	14,360	15,720
Mallinckrodt PLC 5.625% 2023[3]	850	818
McKesson Corp. 3.796% 2024	6,245	6,749
MEDNAX, Inc. 5.25% 2023[3]	130	137
Medtronic, Inc. 4.625% 2045	7,915	9,345
Molina Healthcare, Inc. 5.375% 2022	995	1,032
Mylan Laboratories Inc. 2.50% 2019[3]	3,500	3,533
Mylan Laboratories Inc. 3.15% 2021[3]	2,680	2,733
Novartis Capital Corp. 4.00% 2045	410	455
Pfizer Inc. 1.95% 2021	1,500	1,520
Pfizer Inc. 7.20% 2039	100	154
Quintiles Transnational Corp. 4.875% 2023[3]	400	413
Roche Holdings, Inc. 2.875% 2021[3]	6,500	6,842
Shire PLC 1.90% 2019	25,600	25,642
Shire PLC 2.40% 2021	21,740	21,825
Shire PLC 2.875% 2023	1,160	1,167
Shire PLC 3.20% 2026	11,160	11,208
Tenet Healthcare Corp. 6.75% 2023	905	844
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	536
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,420
American Funds Insurance Series — Bond Fund — Page 98 of 189

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp., First Lien, 4.50% 2021	$625	$632
Teva Pharmaceutical Finance Company BV 1.40% 2018	3,655	3,647
Teva Pharmaceutical Finance Company BV 1.70% 2019	3,730	3,724
Teva Pharmaceutical Finance Company BV 2.20% 2021	4,645	4,642
Teva Pharmaceutical Finance Company BV 2.80% 2023	4,855	4,877
Teva Pharmaceutical Finance Company BV 3.15% 2026	5,625	5,667
Teva Pharmaceutical Finance Company BV 4.10% 2046	4,185	4,194
Thermo Fisher Scientific Inc. 1.30% 2017	310	311
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,120
Thermo Fisher Scientific Inc. 5.30% 2044	2,030	2,434
UnitedHealth Group Inc. 1.40% 2017	3,020	3,026
UnitedHealth Group Inc. 1.90% 2018	6,820	6,894
UnitedHealth Group Inc. 2.70% 2020	6,035	6,276
UnitedHealth Group Inc. 3.35% 2022	4,585	4,928
UnitedHealth Group Inc. 3.75% 2025	5,610	6,171
UnitedHealth Group Inc. 3.10% 2026	1,745	1,827
UnitedHealth Group Inc. 4.625% 2035	6,105	7,118
UnitedHealth Group Inc. 4.75% 2045	4,625	5,575
VPI Escrow Corp. 6.75% 2018[3]	3,000	3,030
VPI Escrow Corp. 6.375% 2020[3]	835	787
VRX Escrow Corp. 5.375% 2020[3]	1,735	1,614
VRX Escrow Corp. 5.875% 2023[3]	810	704
VRX Escrow Corp. 6.125% 2025[3]	555	479
WellPoint, Inc. 2.30% 2018	7,440	7,540
WellPoint, Inc. 2.25% 2019	1,250	1,267
Zimmer Holdings, Inc. 3.15% 2022	8,145	8,437
		584,502
Energy 4.34%
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,6,7]	1,875	162
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,6,7]	550	305
American Energy (Permian Basin) 7.125% 2020[3]	2,075	1,478
American Energy (Permian Basin) 7.375% 2021[3]	725	517
Anadarko Petroleum Corp. 6.375% 2017	1,264	1,318
Anadarko Petroleum Corp. 4.85% 2021	4,810	5,187
Anadarko Petroleum Corp. 5.55% 2026	1,730	1,969
Anadarko Petroleum Corp. 6.60% 2046	3,760	4,601
Antero Resources Corp. 5.375% 2024[3]	125	127
Baytex Energy Corp. 5.125% 2021[3]	300	251
Boardwalk Pipeline Partners 3.375% 2023	2,000	1,901
Boardwalk Pipelines, LP 4.95% 2024	1,290	1,352
Canadian Natural Resources Ltd. 3.80% 2024	280	279
Cenovus Energy Inc. 3.80% 2023	1,120	1,110
Cheniere Energy, Inc. 7.00% 2024[3]	1,090	1,183
Chevron Corp. 2.10% 2021	2,510	2,553
Chevron Corp. 2.355% 2022	5,000	5,099
Chevron Corp. 2.566% 2023	900	923
Chevron Corp. 2.954% 2026	1,775	1,838
Columbia Pipeline Partners LP 2.45% 2018	6,700	6,742
Columbia Pipeline Partners LP 3.30% 2020	975	1,011
Columbia Pipeline Partners LP 4.50% 2025	1,215	1,323
Columbia Pipeline Partners LP 5.80% 2045	1,910	2,280
Concho Resources Inc. 5.50% 2023	400	415
ConocoPhillips 4.20% 2021	1,095	1,185
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
ConocoPhillips 4.95% 2026	$7,395	$8,353
ConocoPhillips 5.95% 2046	625	795
DCP Midstream Operating LP 4.95% 2022	500	512
Denbury Resources Inc. 9.00% 2021[3]	550	579
Devon Energy Corp. 3.25% 2022	2,200	2,187
Devon Energy Corp. 5.00% 2045	750	734
Diamond Offshore Drilling, Inc. 4.875% 2043	3,375	2,361
Ecopetrol SA 5.875% 2023	1,430	1,546
Ecopetrol SA 5.375% 2026	1,555	1,623
Ecopetrol SA 5.875% 2045	235	217
Enbridge Energy Partners, LP 9.875% 2019	10,500	12,233
Enbridge Energy Partners, LP 4.375% 2020	8,905	9,401
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,065
Enbridge Energy Partners, LP 4.20% 2021	9,025	9,591
Enbridge Energy Partners, LP 5.875% 2025	13,855	15,965
Enbridge Energy Partners, LP 7.375% 2045	24,160	30,718
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,426
Enbridge Inc. 4.00% 2023	7,310	7,542
Enbridge Inc. 4.50% 2044	5,250	4,892
Energy Transfer Partners, LP 4.15% 2020	1,000	1,047
Energy Transfer Partners, LP 4.75% 2026	1,150	1,191
Energy Transfer Partners, LP 6.125% 2045	17,405	18,203
EnLink Midstream Partners, LP 2.70% 2019	1,850	1,839
EnLink Midstream Partners, LP 4.40% 2024	365	357
EnLink Midstream Partners, LP 4.15% 2025	280	269
EnLink Midstream Partners, LP 5.05% 2045	1,015	904
Ensco PLC 5.20% 2025	1,810	1,328
Ensco PLC 5.75% 2044	285	175
Enterprise Products Operating LLC 3.70% 2026	2,025	2,090
Enterprise Products Operating LLC 3.95% 2027	1,000	1,049
Enterprise Products Operating LLC 4.85% 2044	2,150	2,248
Enterprise Products Operating LLC 4.90% 2046	1,000	1,058
EP Energy Corp. 6.375% 2023	675	405
Exxon Mobil Corp. 1.708% 2019	7,000	7,077
Exxon Mobil Corp. 2.222% 2021	5,360	5,481
Exxon Mobil Corp. 2.726% 2023	7,000	7,257
Exxon Mobil Corp. 3.043% 2026	4,825	5,058
Halliburton Co. 3.80% 2025	5,055	5,239
Halliburton Co. 5.00% 2045	845	928
Husky Energy Inc. 7.25% 2019	3,390	3,921
Jupiter Resources Inc. 8.50% 2022[3]	1,000	845
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,689
Kinder Morgan Energy Partners, LP 6.50% 2037	900	975
Kinder Morgan Energy Partners, LP 5.40% 2044	5,270	5,314
Kinder Morgan Energy Partners, LP 5.50% 2044	925	941
Kinder Morgan, Inc. 4.30% 2025	10,360	10,792
Kinder Morgan, Inc. 5.30% 2034	760	761
Kinder Morgan, Inc. 5.55% 2045	8,400	8,668
Magellan Midstream Partners, LP 4.25% 2046	630	629
Matador Resources Co. 6.875% 2023	150	156
NGL Energy Partners LP 6.875% 2021	1,000	953
NGPL PipeCo LLC 7.119% 2017[3]	3,025	3,176
NGPL PipeCo LLC 9.625% 2019[3]	3,350	3,538
Noble Corp. PLC 5.25% 2018	430	425
American Funds Insurance Series — Bond Fund — Page 100 of 189

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Corp. PLC 7.20% 2025	$1,995	$1,581
Noble Corp. PLC 8.20% 2045	1,760	1,256
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,7]	3,750	1,181
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,7]	2,442	476
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[3,7]	196	38
Parsley Energy, Inc. 6.25% 2024[3]	150	156
PDC Energy Inc. 7.75% 2022	1,775	1,904
Peabody Energy Corp. 6.00% 2018[8]	3,300	800
Peabody Energy Corp. 6.50% 2020[8]	500	121
Petrobras Global Finance Co. 3.00% 2019	2,500	2,456
Petrobras Global Finance Co. 4.875% 2020	2,500	2,532
Petrobras Global Finance Co. 8.375% 2021	385	423
Petrobras Global Finance Co. 6.85% 2115	335	285
Petrobras International Finance Co. 5.375% 2021	2,360	2,342
Petróleos Mexicanos 5.50% 2021	2,000	2,118
Petróleos Mexicanos 6.375% 2021[3]	420	459
Petróleos Mexicanos 4.625% 2023[3]	1,100	1,107
Petróleos Mexicanos 6.875% 2026	1,500	1,695
Petróleos Mexicanos 6.875% 2026[3]	580	655
Petróleos Mexicanos 7.47% 2026	MXN295,000	13,732
Petróleos Mexicanos 5.50% 2044	$1,500	1,308
Petróleos Mexicanos 5.625% 2046	330	290
Petróleos Mexicanos 6.75% 2047[3]	2,290	2,287
Phillips 66 Partners LP 4.68% 2045	125	119
Pioneer Natural Resources Co. 3.45% 2021	185	193
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,7]	1,151	1,007
Range Resources Corp. 4.875% 2025	2,075	2,002
Ras Laffan Liquefied Natural Gas II 5.298% 2020[7]	468	502
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,875	1,940
Rice Energy Inc. 6.25% 2022	1,075	1,115
Rice Energy Inc. 7.25% 2023	150	161
Royal Dutch Shell PLC 1.375% 2019	23,000	22,940
Royal Dutch Shell PLC 1.75% 2021	20,245	20,149
Royal Dutch Shell PLC 2.50% 2026	190	187
Royal Dutch Shell PLC 3.75% 2046	15,610	15,510
Sabine Pass Liquefaction, LLC 5.625% 2021	1,100	1,176
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,073
Sabine Pass Liquefaction, LLC 5.625% 2025	1,000	1,079
Sabine Pass LNG, LP 5.875% 2026[3]	1,000	1,091
Schlumberger BV 3.00% 2020[3]	915	955
Schlumberger BV 3.625% 2022[3]	522	560
Schlumberger BV 4.00% 2025[3]	8,685	9,465
Seven Generations Energy Ltd. 6.75% 2023[3]	175	182
Shell International Finance BV 2.875% 2026	1,190	1,214
SM Energy Co. 5.625% 2025	425	402
SM Energy Co. 6.75% 2026	75	76
Southwestern Energy Co. 4.05% 2020	1,000	1,003
Southwestern Energy Co. 6.70% 2025	12,720	12,768
Spectra Energy Partners, LP 2.95% 2018	1,615	1,645
Sunoco LP 6.25% 2021[3]	775	800
Targa Resources Corp. 5.125% 2025[3]	300	301
Targa Resources Partners LP 5.375% 2027[3]	300	303
TC PipeLines, LP 4.375% 2025	1,700	1,735
Teekay Corp. 8.50% 2020	625	544
American Funds Insurance Series — Bond Fund — Page 101 of 189

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Tesoro Logistics LP 6.125% 2021	$200	$209
Tesoro Logistics LP 6.375% 2024	180	194
Total Capital Canada Ltd. 2.75% 2023	2,140	2,217
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	2,345	1,871
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	600	609
Transocean Inc. 8.125% 2021	1,410	1,354
Transocean Inc. 5.05% 2022	2,195	1,772
Transocean Inc. 9.00% 2023[3]	5,000	4,888
Weatherford International PLC 7.75% 2021	300	298
Weatherford International PLC 8.25% 2023	375	372
Western Gas Partners LP 2.60% 2018	280	280
Western Gas Partners LP 3.95% 2025	665	658
Western Gas Partners LP 4.65% 2026	310	322
Williams Partners LP 5.25% 2020	3,000	3,250
Williams Partners LP 3.60% 2022	5,065	5,160
Williams Partners LP 4.50% 2023	500	519
Williams Partners LP 4.30% 2024	9,820	10,063
Williams Partners LP 4.00% 2025	7,250	7,266
Williams Partners LP 5.40% 2044	555	556
Williams Partners LP 4.90% 2045	455	435
Williams Partners LP 5.10% 2045	13,245	13,000
		478,527
Consumer discretionary 3.82%
21st Century Fox America, Inc. 4.95% 2045	1,885	2,151
American Honda Finance Corp. 1.70% 2021	1,000	994
American Honda Finance Corp. 2.30% 2026	3,385	3,384
AOL Time Warner Inc. 7.625% 2031	1,750	2,489
Bayerische Motoren Werke AG 1.45% 2019[3]	26,135	26,157
Bayerische Motoren Werke AG 1.85% 2021[3]	18,400	18,362
Bayerische Motoren Werke AG 2.00% 2021[3]	500	506
Bayerische Motoren Werke AG 2.25% 2023[3]	2,000	1,995
Boyd Gaming Corp. 6.875% 2023	2,525	2,753
Brinker International, Inc. 5.00% 2024[3]	300	305
Burger King Corp. 6.00% 2022[3]	2,075	2,179
Cablevision Systems Corp. 5.50% 2027[3]	975	999
CBS Outdoor Americas Inc. 5.625% 2024	400	418
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	6,805	7,119
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	3,860	4,173
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	1,000	1,106
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[3]	2,000	2,102
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[3]	2,650	2,782
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	9,650	10,253
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	1,500	1,824
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	700	697
Comcast Corp. 2.35% 2027	2,400	2,366
Cumulus Media Holdings Inc. 7.75% 2019	1,715	703
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,6,7]	1,697	1,192
DaimlerChrysler North America Holding Corp. 1.617% 2018[3,4]	7,500	7,539
DaimlerChrysler North America Holding Corp. 1.50% 2019[3]	1,000	995
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	21,000	21,884
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	755	792
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	5,500	5,812
Dollar General Corp. 4.125% 2017	622	636
American Funds Insurance Series — Bond Fund — Page 102 of 189

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Dollar General Corp. 1.875% 2018	$1,211	$1,219
Dollar Tree Inc. 5.75% 2023	1,225	1,325
Ford Motor Credit Co. 2.375% 2019	18,650	18,882
Ford Motor Credit Co. 2.597% 2019	9,410	9,564
Ford Motor Credit Co. 3.157% 2020	2,000	2,061
Ford Motor Credit Co. 3.336% 2021	300	310
Ford Motor Credit Co. 3.219% 2022	7,315	7,516
Ford Motor Credit Co. 3.096% 2023	500	504
Ford Motor Credit Co. 4.134% 2025	20,000	21,152
Gannett Co., Inc. 5.125% 2019	1,130	1,161
Gannett Co., Inc. 4.875% 2021[3]	290	302
General Motors Financial Co. 2.40% 2019	17,990	18,066
General Motors Financial Co. 3.70% 2020	15,895	16,557
General Motors Financial Co. 3.20% 2021	500	507
General Motors Financial Co. 4.20% 2021	1,500	1,580
General Motors Financial Co. 4.375% 2021	1,100	1,176
General Motors Financial Co. 3.70% 2023	2,500	2,547
General Motors Financial Co. 5.25% 2026	1,006	1,104
Goodyear Tire & Rubber Co. 5.00% 2026	270	278
Hilton Worldwide Holdings Inc. 4.25% 2024[3]	3,750	3,844
Home Depot, Inc. 4.40% 2021	7,500	8,361
Home Depot, Inc. 3.35% 2025	3,945	4,283
Home Depot, Inc. 4.25% 2046	195	226
Home Depot, Inc. 3.50% 2056	4,685	4,573
Hyundai Capital America 2.00% 2019[3]	365	367
Hyundai Capital America 2.60% 2020[3]	325	332
Hyundai Capital Services Inc. 1.625% 2019[3]	1,600	1,596
Limited Brands, Inc. 6.625% 2021	1,224	1,417
McDonald’s Corp. 4.70% 2035	5,935	6,743
McDonald’s Corp. 4.875% 2045	8,205	9,586
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[4,6,7]	813	818
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[3]	125	135
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,000	1,060
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,025
MGM Resorts International 7.75% 2022	2,000	2,325
NBC Universal Enterprise, Inc. 5.25% 2049[3]	2,375	2,541
NBCUniversal Media, LLC 5.15% 2020	10,000	11,225
Needle Merger Sub Corp. 8.125% 2019[3]	3,500	3,509
Neiman Marcus Group LTD Inc. 8.75% 2021[3,5]	1,160	922
Neiman Marcus, Term Loan B, 4.25% 2020[4,6,7]	3,681	3,412
Newell Rubbermaid Inc. 3.85% 2023	2,740	2,922
Newell Rubbermaid Inc. 4.20% 2026	5,790	6,317
Newell Rubbermaid Inc. 5.50% 2046	9,200	11,214
News America Inc. 4.00% 2023	1,100	1,211
NIKE, Inc. 3.875% 2045	13,445	14,819
Nissan Motor Co., Ltd. 1.55% 2019[3]	10,580	10,565
PETCO Animal Supplies, Inc., Term Loan B-1, 5.00% 2023[4,6,7]	224	226
PETsMART, Inc. 7.125% 2023[3]	1,425	1,500
Playa Resorts Holding BV 8.00% 2020[3]	2,475	2,537
RCI Banque 3.50% 2018[3]	8,280	8,510
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	324
Schaeffler Holding Finance BV 6.25% 2019[3,5]	2,500	2,597
Seminole Tribe of Florida 7.804% 2020[3,7]	645	651
Tenneco Inc. 5.00% 2026	300	305
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 1.30% 2017	$285	$285
Thomson Reuters Corp. 1.65% 2017	5,445	5,460
Thomson Reuters Corp. 4.30% 2023	240	262
Time Warner Cable Inc. 4.50% 2042	500	480
Time Warner Inc. 6.20% 2040	5,450	6,928
Toyota Motor Credit Corp. 2.125% 2019	500	510
Univision Communications Inc. 8.50% 2021[3]	982	1,017
Univision Communications Inc. 5.125% 2025[3]	555	561
Volkswagen Group of America Finance, LLC 1.25% 2017[3]	4,445	4,431
Volkswagen Group of America Finance, LLC 1.65% 2018[3]	3,500	3,490
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	520	526
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	4,555	4,587
Volkswagen International Finance NV 4.00% 2020[3]	4,200	4,480
Walt Disney Co. 5.50% 2019	5,000	5,516
Walt Disney Co. 1.85% 2026	750	717
Walt Disney Co. 3.00% 2046	480	452
Warner Music Group 5.625% 2022[3]	1,000	1,039
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	825	857
Wynn Macau, Ltd. 5.25% 2021[3]	3,100	3,146
YUM! Brands, Inc. 5.00% 2024[3]	670	702
YUM! Brands, Inc. 5.25% 2026[3]	335	355
ZF Friedrichshafen AG 4.50% 2022[3]	1,350	1,433
ZF Friedrichshafen AG 4.75% 2025[3]	1,200	1,264
		420,974
Utilities 2.69%
AES Corp. 8.00% 2020	500	591
AES Corp. 7.375% 2021	2,475	2,846
AES Corp. 6.00% 2026	450	475
American Electric Power Co., Inc. 1.65% 2017	2,870	2,876
American Electric Power Co., Inc. 2.75% 2026	510	511
Berkshire Hathaway Energy Co. 4.50% 2045	6,095	6,855
Boston Gas Co. 4.487% 2042[3]	470	523
Calpine Corp. 5.375% 2023	410	411
Calpine Corp. 7.875% 2023[3]	773	818
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	8,561
CMS Energy Corp. 8.75% 2019	6,984	8,266
CMS Energy Corp. 5.05% 2022	16,788	19,175
CMS Energy Corp. 3.875% 2024	2,595	2,837
CMS Energy Corp. 3.00% 2026	60	61
Comision Federal de Electricidad 4.875% 2024[3]	600	633
Consumers Energy Co. 3.25% 2046	4,050	4,008
Dominion Resources, Inc. 1.60% 2019	1,140	1,139
Dominion Resources, Inc. 2.962% 2019	500	514
Duke Energy Corp. 1.80% 2021	895	891
Duke Energy Corp. 3.75% 2024	4,026	4,356
Duke Energy Corp. 2.65% 2026	5,435	5,350
Duke Energy Corp. 3.75% 2046	1,525	1,490
Duke Energy Florida, LLC 3.40% 2046	8,095	7,919
Duke Energy Ohio, Inc. 3.70% 2046	500	515
Dynegy Finance Inc. 6.75% 2019	380	391
Dynegy Finance Inc. 7.375% 2022	825	819
Dynegy Finance Inc. 7.625% 2024	130	128
EDP Finance BV 4.90% 2019[3]	10,000	10,649
American Funds Insurance Series — Bond Fund — Page 104 of 189

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Electricité de France SA 2.15% 2019[3]	$145	$147
Electricité de France SA 5.25% 2055[3]	500	521
Emera Inc. 6.75% 2076	1,150	1,239
Emera US Finance LP 2.15% 2019[3]	1,225	1,239
Emera US Finance LP 2.70% 2021[3]	290	297
Emera US Finance LP 3.55% 2026[3]	2,795	2,904
Emera US Finance LP 4.75% 2046[3]	500	540
Enel Società per Azioni 8.75% 2073[3]	1,000	1,178
Entergy Corp. 2.40% 2026	625	620
Entergy Corp. 2.95% 2026	874	876
Eversource Energy 2.70% 2026	225	230
Exelon Corp. 2.45% 2021	105	107
Exelon Corp. 3.40% 2026	1,570	1,633
FirstEnergy Corp. 7.375% 2031	1,050	1,369
FirstEnergy Corp., Series B, 4.25% 2023	2,005	2,130
Fortis Inc 3.055% 2026[3]	1,500	1,499
Iberdrola Finance Ireland 5.00% 2019[3]	1,825	1,996
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,248
MidAmerican Energy Holdings Co. 3.75% 2023	5,890	6,443
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	16,268
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,269
Niagara Mohawk Power Corp. 3.508% 2024[3]	7,875	8,468
Niagara Mohawk Power Corp. 4.278% 2034[3]	1,000	1,097
NRG Energy, Inc. 7.25% 2026[3]	775	792
NRG Energy, Inc. 6.625% 2027[3]	200	196
NV Energy, Inc 6.25% 2020	2,950	3,465
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,711
Pacific Gas and Electric Co. 3.25% 2023	5,815	6,198
Pacific Gas and Electric Co. 3.40% 2024	850	914
Pacific Gas and Electric Co. 4.75% 2044	336	404
Pacific Gas and Electric Co. 4.30% 2045	834	942
PG&E Corp. 2.40% 2019	3,810	3,886
PPL Capital Funding, Inc. 3.10% 2026	2,855	2,910
Progress Energy, Inc. 7.05% 2019	3,180	3,591
Progress Energy, Inc. 7.75% 2031	1,920	2,717
Public Service Co. of Colorado 5.80% 2018	7,860	8,494
Puget Energy, Inc. 6.50% 2020	5,896	6,850
Puget Energy, Inc. 6.00% 2021	8,286	9,588
Puget Energy, Inc. 5.625% 2022	8,104	9,338
Puget Energy, Inc. 3.65% 2025	3,000	3,130
Sierra Pacific Power Co. 2.60% 2026[3]	980	995
Southern Co. 2.15% 2019	10,675	10,813
Southern Co. 4.40% 2046	500	543
Tampa Electric Co. 2.60% 2022	4,550	4,689
Teco Finance, Inc. 5.15% 2020	3,871	4,263
TXU, Term Loan, 4.65% 2017[4,6,7,8]	3,749	1,105
Virginia Electric and Power Co. 1.20% 2018	2,700	2,700
Virginia Electric and Power Co. 4.45% 2044	8,295	9,557
Xcel Energy Inc. 4.70% 2020	12,750	13,930
Xcel Energy Inc. 2.40% 2021	11,800	12,121
Xcel Energy Inc. 3.30% 2025	5,850	6,186
		296,954
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 2.67%	Principal amount (000)	Value (000)
Altria Group, Inc. 2.85% 2022	$5,000	$5,228
Altria Group, Inc. 2.625% 2026	185	187
Altria Group, Inc. 4.50% 2043	3,000	3,387
Altria Group, Inc. 5.375% 2044	6,850	8,708
Altria Group, Inc. 3.875% 2046	2,595	2,713
Anheuser-Busch InBev NV 2.65% 2021	5,775	5,966
Anheuser-Busch InBev NV 3.30% 2023	11,570	12,213
Anheuser-Busch InBev NV 3.65% 2026	7,275	7,806
British American Tobacco International Finance PLC 2.75% 2020[3]	5,550	5,750
British American Tobacco International Finance PLC 3.50% 2022[3]	4,020	4,320
British American Tobacco International Finance PLC 3.95% 2025[3]	5,550	6,142
Coca-Cola Co. 2.25% 2026	1,500	1,493
CVS Health Corp. 1.90% 2018	4,550	4,596
CVS Health Corp. 2.80% 2020	4,550	4,722
CVS Health Corp. 2.125% 2021	11,310	11,438
CVS Health Corp. 3.50% 2022	4,550	4,877
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,360	3,379
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,835	2,984
Kraft Heinz Co. 3.00% 2026	13,200	13,341
Kraft Heinz Co. 4.375% 2046	9,760	10,397
Kroger Co. 2.00% 2019	4,005	4,058
Kroger Co. 2.60% 2021	9,500	9,780
Kroger Co. 3.50% 2026	2,020	2,176
Kroger Co. 5.15% 2043	2,950	3,564
Molson Coors Brewing Co. 1.45% 2019	360	359
Molson Coors Brewing Co. 2.10% 2021	2,680	2,708
Molson Coors Brewing Co. 3.00% 2026	5,705	5,760
Molson Coors Brewing Co. 4.20% 2046	5,415	5,681
Pernod Ricard SA 4.45% 2022[3]	17,870	19,735
Philip Morris International Inc. 4.25% 2044	11,695	13,048
Reynolds American Inc. 2.30% 2018	1,790	1,816
Reynolds American Inc. 3.25% 2020	4,960	5,223
Reynolds American Inc. 3.25% 2022	2,250	2,324
Reynolds American Inc. 4.00% 2022	4,330	4,710
Reynolds American Inc. 4.85% 2023	6,430	7,373
Reynolds American Inc. 4.45% 2025	15,170	16,965
Reynolds American Inc. 5.70% 2035	1,520	1,888
Reynolds American Inc. 6.15% 2043	3,800	5,040
Reynolds American Inc. 5.85% 2045	14,205	18,510
SABMiller Holdings Inc. 2.45% 2017[3]	7,410	7,433
Unilever Capital Corp. 2.00% 2026	1,500	1,473
Walgreens Boots Alliance, Inc. 1.75% 2018	10,900	10,964
Walgreens Boots Alliance, Inc. 2.60% 2021	3,390	3,473
Walgreens Boots Alliance, Inc. 3.10% 2023	7,055	7,290
WM. Wrigley Jr. Co 3.375% 2020[3]	12,905	13,674
		294,672
Telecommunication services 1.62%
Altice Financing SA 6.625% 2023[3]	1,650	1,699
Altice Finco SA, First Lien, 7.75% 2022[3]	350	375
AT&T Inc. 1.40% 2017	3,615	3,618
AT&T Inc. 3.00% 2022	12,375	12,740
AT&T Inc. 4.125% 2026	13,129	14,223
AT&T Inc. 4.80% 2044	1,235	1,304
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
AT&T Inc. 4.35% 2045	$3,030	$2,998
AT&T Inc. 4.75% 2046	14,242	15,042
CenturyLink, Inc. 7.50% 2024	1,468	1,571
CenturyLink, Inc., Series T, 5.80% 2022	632	650
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	1,725	1,783
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	1,575	1,606
Deutsche Telekom International Finance BV 1.50% 2019[3]	16,100	16,079
Deutsche Telekom International Finance BV 1.95% 2021[3]	16,100	16,107
Deutsche Telekom International Finance BV 9.25% 2032	5,878	9,537
Digicel Group Ltd. 8.25% 2020[3]	1,800	1,573
France Télécom 9.00% 2031	1,580	2,529
Frontier Communications Corp. 8.875% 2020	300	325
Frontier Communications Corp. 9.25% 2021	2,100	2,271
Frontier Communications Corp. 8.75% 2022	425	436
Frontier Communications Corp. 10.50% 2022	2,100	2,234
Frontier Communications Corp. 11.00% 2025	694	726
Inmarsat PLC 6.50% 2024[3]	175	176
Ligado Networks, Term Loan, 9.75% 2020[4,5,6,7]	1,050	952
MetroPCS Wireless, Inc. 6.25% 2021	2,750	2,896
MetroPCS Wireless, Inc. 6.625% 2023	3,275	3,529
Numericable Group SA 6.00% 2022[3]	700	717
Numericable Group SA 7.375% 2026[3]	825	844
Orange SA 2.75% 2019	3,570	3,677
Sprint Nextel Corp. 7.00% 2020	2,000	2,020
Sprint Nextel Corp. 7.25% 2021	1,925	1,944
Sprint Nextel Corp. 11.50% 2021	925	1,068
Sprint Nextel Corp. 7.875% 2023	2,500	2,537
TELUS Corp. 2.80% 2027	1,500	1,511
Verizon Communications Inc. 2.625% 2026	12,475	12,267
Verizon Communications Inc. 4.272% 2036	13,953	14,616
Verizon Communications Inc. 4.125% 2046	3,827	3,854
Verizon Communications Inc. 4.522% 2048	12,710	13,533
Wind Acquisition SA 4.75% 2020[3]	1,850	1,882
Wind Acquisition SA 7.375% 2021[3]	1,600	1,678
		179,127
Real estate 1.54%
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,415	2,454
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,876
Alexandria Real Estate Equities, Inc. 4.30% 2026	65	70
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	162
American Campus Communities, Inc. 3.35% 2020	3,115	3,246
American Campus Communities, Inc. 3.75% 2023	4,050	4,245
American Campus Communities, Inc. 4.125% 2024	5,920	6,329
American Tower Corp. 3.40% 2019	7,525	7,823
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,087
Corporate Office Properties LP 5.25% 2024	10	11
Corporate Office Properties LP 5.00% 2025	1,480	1,595
Crescent Resources 10.25% 2017[3]	1,350	1,360
Crescent Resources 8.875% 2021[3]	175	178
DCT Industrial Trust Inc. 4.50% 2023	2,590	2,749
DDR Corp. 4.25% 2026	7,765	8,224
Developers Diversified Realty Corp. 7.50% 2017	2,650	2,728
Developers Diversified Realty Corp. 4.75% 2018	775	805
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Developers Diversified Realty Corp. 7.875% 2020	$4,380	$5,265
EPR Properties 4.50% 2025	585	594
Essex Portfolio L.P. 3.25% 2023	335	344
Essex Portfolio L.P. 3.875% 2024	1,000	1,062
Essex Portfolio L.P. 3.375% 2026	1,000	1,025
Gaming and Leisure Properties, Inc. 4.375% 2021	150	158
Gaming and Leisure Properties, Inc. 5.375% 2026	500	539
Highwoods Properties, Inc. 3.625% 2023	1,000	1,027
Hospitality Properties Trust 6.70% 2018	6,180	6,421
Hospitality Properties Trust 4.25% 2021	4,750	5,072
Hospitality Properties Trust 5.00% 2022	1,370	1,489
Hospitality Properties Trust 4.50% 2023	3,705	3,831
Hospitality Properties Trust 4.50% 2025	1,305	1,334
Hospitality Properties Trust 5.25% 2026	1,000	1,060
Iron Mountain Inc. 6.00% 2020[3]	1,500	1,586
Kimco Realty Corp. 6.875% 2019	3,500	4,015
Kimco Realty Corp. 3.40% 2022	1,045	1,102
Omega Healthcare Investors, Inc. 4.375% 2023	900	928
Omega Healthcare Investors, Inc. 5.25% 2026	1,000	1,069
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,045
Prologis, Inc. 3.35% 2021	10,900	11,536
Prologis, Inc. 4.25% 2023	7,410	8,208
Prologis, Inc. 3.75% 2025	5,320	5,738
Realogy Corp. 4.50% 2019[3]	500	522
Realogy Corp. 5.25% 2021[3]	925	978
Realogy Corp. 4.875% 2023[3]	400	409
Scentre Group 2.375% 2019[3]	2,465	2,502
Scentre Group 2.375% 2021[3]	1,130	1,144
Scentre Group 3.50% 2025[3]	5,365	5,583
Select Income REIT 4.15% 2022	10,735	10,799
Select Income REIT 4.50% 2025	125	127
Simon Property Group, LP 10.35% 2019	5,655	6,753
Tanger Factory Outlet Centers, Inc. 3.125% 2026	750	750
Ventas, Inc. 3.125% 2023	1,000	1,022
Ventas, Inc. 3.25% 2026	1,100	1,113
WEA Finance LLC 2.70% 2019[3]	5,675	5,822
WEA Finance LLC 3.25% 2020[3]	13,875	14,470
WEA Finance LLC 4.75% 2044[3]	600	653
Weingarten Realty Investors 3.85% 2025	1,000	1,048
Weingarten Realty Investors 3.25% 2026	195	196
Welltower Inc. 4.25% 2026	1,000	1,082
		170,363
Industrials 1.07%
3M Co. 2.25% 2026	750	750
3M Co. 3.125% 2046	1,500	1,480
AerCap Holdings NV 2.75% 2017	150	151
AerCap Holdings NV 3.95% 2022	5,800	5,952
Air Canada 8.75% 2020[3]	7,500	8,119
Air Lease Corp. 2.125% 2020	2,200	2,195
Air Lease Corp. 3.00% 2023	1,250	1,239
European Aeronautic Defence and Space Company 2.70% 2023[3]	2,220	2,306
Allison Transmission Holdings, Inc. 5.00% 2024[3]	150	154
ARAMARK Corp. 5.125% 2024[3]	1,200	1,251
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Ashtead Group PLC 5.625% 2024[3]	$1,000	$1,057
BNSF Funding Trust I 6.613% 2055	1,680	1,943
Boeing Co. 2.25% 2026	1,500	1,497
Builders Firstsource, Inc. 10.75% 2023[3]	200	230
Builders FirstSource, Inc. 5.625% 2024[3]	550	566
Canadian National Railway Co. 5.55% 2018	5,000	5,336
Canadian National Railway Co. 3.20% 2046	660	653
Canadian Pacific Railway Ltd. 4.80% 2035	165	189
CEVA Group PLC 7.00% 2021[3]	775	632
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[4,6,7]	853	687
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[4,6,7]	151	122
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[4,6,7]	878	706
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[4,6,7]	1,210	974
CNH Industrial NV 4.50% 2023	1,400	1,417
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	57	58
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[7]	31	32
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	227	232
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	450	458
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	429	454
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[7]	166	177
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	1,335	1,455
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[7]	567	636
Corporate Risk Holdings LLC 9.50% 2019[3]	1,804	1,750
Corporate Risk Holdings LLC 11.50% 2020[3,5,9]	400	421
DAE Aviation Holdings, Inc. 10.00% 2023[3]	620	668
Deck Chassis Acquisition Inc. 10.00% 2023[3]	1,000	1,052
FBM Finance, Inc. 8.25% 2021[3]	225	236
Gates Global LLC 6.00% 2022[3]	1,425	1,361
Gates Global LLC, Term Loan B, 4.25% 2021[4,6,7]	1	1
General Electric Capital Corp. 2.342% 2020	4,788	4,921
General Electric Capital Corp. 3.10% 2023	1,850	1,968
General Electric Capital Corp. 3.373% 2025	4,815	5,219
General Electric Co. 2.70% 2022	5,000	5,205
HD Supply, Inc. 5.25% 2021[3]	825	876
LMI Aerospace Inc. 7.375% 2019	1,450	1,464
Lockheed Martin Corp. 2.50% 2020	3,155	3,260
Lockheed Martin Corp. 3.10% 2023	2,195	2,319
Lockheed Martin Corp. 3.55% 2026	5,415	5,866
Lockheed Martin Corp. 4.50% 2036	3,355	3,838
Lockheed Martin Corp. 4.70% 2046	8,635	10,330
LSC Communications, Inc. 8.75% 2023[3]	250	250
R.R. Donnelley & Sons Co. 7.875% 2021	1,000	1,097
Republic Services, Inc. 5.00% 2020	5,000	5,507
Siemens AG 2.15% 2020[3]	4,500	4,585
Siemens AG 2.90% 2022[3]	4,500	4,716
Siemens AG 2.35% 2026[3]	1,000	990
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	1,750	1,396
TransDigm Inc. 5.50% 2020	2,175	2,242
United Rentals, Inc. 4.625% 2023	1,000	1,029
United Rentals, Inc. 5.875% 2026	400	414
Watco Companies 6.375% 2023[3]	1,505	1,528
		117,617
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology 0.82%	Principal amount (000)	Value (000)
Alphabet Inc. 1.998% 2026	$3,000	$2,968
Apple Inc. 1.55% 2021	12,130	12,105
Apple Inc. 2.45% 2026	15,000	15,069
Apple Inc. 3.85% 2046	2,025	2,068
Blackboard Inc. 7.75% 2019[3]	25	25
Blackboard Inc., Term Loan B, 4.75% 2018[4,6,7]	125	124
Camelot Finance SA 7.875% 2024[3]	535	553
Cisco Systems, Inc. 1.85% 2021	2,535	2,553
Cisco Systems, Inc. 2.20% 2023	750	757
Cisco Systems, Inc. 2.50% 2026	500	506
EchoStar Corp. 5.25% 2026[3]	350	347
First Data Corp. 7.00% 2023[3]	2,900	3,074
First Data Corp. 5.00% 2024[3]	1,000	1,019
Harris Corp. 1.999% 2018	6,400	6,439
Harris Corp. 2.70% 2020	1,400	1,427
Harris Corp. 3.832% 2025	945	1,003
Harris Corp. 4.854% 2035	5,235	5,779
Harris Corp. 5.054% 2045	6,255	7,210
Hewlett-Packard Co. 6.35% 2045[3]	400	415
Infor Inc. 5.75% 2020[3]	225	237
Intel Corp. 4.10% 2046	250	269
JDA Software Group, Inc. 7.375% 2024[3]	100	103
JDA Software Group, Inc., Term Loan B, 4.50% 2023[4,6,7]	225	224
Microsoft Corp. 2.40% 2026	2,100	2,104
Microsoft Corp. 4.45% 2045	5,000	5,713
Microsoft Corp. 3.70% 2046	2,500	2,539
NXP BV and NXP Funding LLC 4.125% 2021[3]	2,000	2,147
Oracle Corp. 4.125% 2045	2,525	2,658
Oracle Corp. 4.00% 2046	500	519
QUALCOMM Inc. 4.80% 2045	5,000	5,485
Western Digital Corp. 7.375% 2023[3]	175	193
Western Digital Corp. 10.50% 2024[3]	600	698
Xerox Corp. 2.95% 2017	1,670	1,680
Xerox Corp. 3.50% 2020	2,000	2,039
		90,049
Materials 0.45%
Air Liquide SA 1.75% 2021[3]	755	754
Air Liquide SA 2.50% 2026[3]	750	756
Air Liquide SA 3.50% 2046[3]	500	508
ArcelorMittal 7.75% 2041	2,500	2,619
Ball Corp. 4.375% 2020	300	322
BHP Billiton Finance Ltd. 6.25% 2075[3]	5,265	5,712
Chemours Co. 6.625% 2023	950	933
Chemours Co. 7.00% 2025	395	390
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,677
Ecolab Inc. 3.00% 2016	5,455	5,474
First Quantum Minerals Ltd. 6.75% 2020[3]	3,417	3,178
First Quantum Minerals Ltd. 7.00% 2021[3]	3,917	3,555
FMG Resources 9.75% 2022[3]	2,465	2,872
Holcim Ltd. 5.15% 2023[3]	1,760	1,992
Novelis Corp. 6.25% 2024[3]	175	186
Novelis Corp. 5.875% 2026[3]	200	205
Owens-Illinois, Inc. 5.875% 2023[3]	710	764
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Owens-Illinois, Inc. 6.375% 2025[3]	$290	$320
Platform Specialty Products Corp. 10.375% 2021[3]	1,145	1,239
Platform Specialty Products Corp. 6.50% 2022[3]	55	54
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,360	1,251
Reynolds Group Inc. 5.75% 2020	3,235	3,340
Ryerson Inc. 11.25% 2018	31	32
Ryerson Inc. 11.00% 2022[3]	1,392	1,535
Summit Materials, Inc. 6.125% 2023	275	282
Teck Resources Ltd. 8.00% 2021[3]	250	274
Tembec Industries Inc. 9.00% 2019[3]	705	538
Xstrata Canada Financial Corp. 4.95% 2021[3]	2,650	2,806
Zekelman Industries Inc. 9.875% 2023[3]	275	291
		49,859
Municipals 0.02%
Massachusetts Institute of Technology 3.885% 2116	2,500	2,508
Total corporate bonds & notes		3,358,768
Mortgage-backed obligations 20.09% Federal agency mortgage-backed obligations 17.95%
Fannie Mae 5.50% 2023[7]	1,097	1,178
Fannie Mae 4.50% 2025[7]	581	626
Fannie Mae 6.00% 2026[7]	418	479
Fannie Mae 5.50% 2027[7]	241	271
Fannie Mae 6.00% 2027[7]	660	756
Fannie Mae 4.00% 2036[7]	748	815
Fannie Mae 2.39% 2037[4,7]	1,178	1,216
Fannie Mae 6.00% 2037[7]	1,612	1,847
Fannie Mae 6.00% 2037[7]	205	227
Fannie Mae 5.50% 2038[7]	4,085	4,624
Fannie Mae 5.50% 2038[7]	547	623
Fannie Mae 4.00% 2040[7]	1,917	2,066
Fannie Mae 5.00% 2040[7]	707	795
Fannie Mae 5.00% 2041[7]	5,486	6,105
Fannie Mae 5.00% 2041[7]	5,201	5,792
Fannie Mae 5.00% 2041[7]	2,925	3,318
Fannie Mae 5.00% 2041[7]	2,125	2,412
Fannie Mae 5.00% 2041[7]	1,563	1,776
Fannie Mae 5.00% 2041[7]	1,024	1,164
Fannie Mae 4.00% 2043[7]	19,138	20,621
Fannie Mae 4.00% 2043[7]	2,674	2,876
Fannie Mae 2.66% 2046[4,7]	2,329	2,409
Fannie Mae 2.729% 2046[4,7]	1,992	2,064
Fannie Mae 3.50% 2046[7]	33,150	35,292
Fannie Mae 3.50% 2046[7]	2,968	3,166
Fannie Mae 4.00% 2046[7,10]	84,050	90,173
Fannie Mae 4.00% 2046[7]	56,255	60,509
Fannie Mae 4.00% 2046[7]	25,991	27,936
Fannie Mae 4.00% 2046[7]	18,423	19,996
Fannie Mae 4.00% 2046[7]	4,840	5,245
Fannie Mae 4.50% 2046[7,10]	50,000	54,707
Fannie Mae 4.50% 2046[7]	38,171	41,924
Fannie Mae 4.50% 2046[7]	30,977	34,046
Fannie Mae, Series 2001-4, Class GA, 9.361% 2025[4,7]	8	9
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[7]	$37	$43
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	24	28
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	43	50
Fannie Mae, Series 2002-W1, Class 2A, 6.191% 2042[4,7]	52	61
Freddie Mac 5.50% 2033[7]	240	275
Freddie Mac 3.00% 2035[7]	62,335	65,491
Freddie Mac 3.50% 2036[7]	46,633	49,720
Freddie Mac 3.50% 2036[7]	3,845	4,100
Freddie Mac 4.00% 2036[7]	988	1,073
Freddie Mac 5.50% 2038[7]	234	265
Freddie Mac 5.50% 2038[7]	178	201
Freddie Mac 5.50% 2039[7]	337	381
Freddie Mac 4.50% 2040[7]	702	772
Freddie Mac 5.50% 2040[7]	1,289	1,459
Freddie Mac 4.50% 2041[7]	800	878
Freddie Mac 5.50% 2041[7]	1,812	2,051
Freddie Mac 3.50% 2045[7]	46,564	50,094
Freddie Mac 2.757% 2046[4,7]	3,395	3,522
Freddie Mac 3.50% 2046[7]	119,723	126,427
Freddie Mac 3.50% 2046[7]	111,461	117,655
Freddie Mac 3.50% 2046[7]	59,822	63,171
Freddie Mac 3.50% 2046[7,10]	58,635	61,867
Freddie Mac 3.50% 2046[7]	8,914	9,493
Freddie Mac 3.50% 2046[7,10]	2,365	2,492
Freddie Mac 4.00% 2046[7]	285,340	306,544
Freddie Mac 4.00% 2046[7]	88,547	95,043
Freddie Mac 4.00% 2046[7]	51,493	55,328
Freddie Mac 4.00% 2046[7]	4,938	5,319
Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]	209	238
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[7]	457	416
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]	414	374
Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	574	647
Government National Mortgage Assn. 4.50% 2040[7]	1,704	1,866
Government National Mortgage Assn. 4.00% 2045[7]	32,880	35,239
Government National Mortgage Assn. 4.50% 2045[7]	34,960	37,795
Government National Mortgage Assn. 4.50% 2045[7]	26,929	29,112
Government National Mortgage Assn. 4.50% 2045[7]	26,300	28,433
Government National Mortgage Assn. 4.50% 2045[7]	23,424	25,323
Government National Mortgage Assn. 4.50% 2045[7]	9,400	10,162
Government National Mortgage Assn. 4.00% 2046[7,10]	285,964	306,339
Government National Mortgage Assn. 4.00% 2046[7,10]	41,036	43,984
		1,980,794
Commercial mortgage-backed securities 1.51%
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A4, 5.889% 2044[4,7]	48	48
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A4, 5.723% 2049[4,7]	1,396	1,413
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 6.005% 2051[4,7]	3,020	3,115
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.436% 2051[4,7]	2,960	3,073
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[4,7]	1,579	1,623
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[4,7]	2,380	2,461
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.333% 2049[4,7]	5,000	5,174
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617% 2048[7]	553	553
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[7]	388	388
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A1A1, 5.881% 2039[4,7]	4,857	4,914
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[4,7]	$10,650	$10,769
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,7]	242	244
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444% 2039[7]	11,515	11,532
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[4,7]	12,610	13,018
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[3,7]	7,820	7,828
Hilton USA Trust, Series 2013-HLF, Class BFX, 3.367% 2030[3,7]	2,000	2,002
Hilton USA Trust, Series 2013-HLF, Class CFX, 3.714% 2030[3,7]	3,780	3,784
Hilton USA Trust, Series 2013-HLF, Class DFX, 4.407% 2030[3,7]	600	601
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.609% 2030[3,4,7]	400	401
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A2, 3.673% 2046[3,7]	68	68
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.881% 2049[4,7]	20,144	20,434
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.716% 2051[7]	5,190	5,328
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A1A, 5.85% 2051[4,7]	2,007	2,057
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,7]	941	1,016
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 6.069% 2044[4,7]	2,663	2,718
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43% 2040[7]	1,479	1,491
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 2040[4,7]	2,200	2,236
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[4,7]	13,725	14,199
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866% 2045[4,7]	2,109	2,185
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.368% 2045[4,7]	2,110	2,202
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.008% 2050[4,7]	1,888	1,921
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.069% 2049[4,7]	6,026	6,159
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A1A, 5.818% 2042[4,7]	778	796
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[7]	2,546	2,546
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.406% 2044[7]	5,025	5,065
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 6.103% 2049[4,7]	7,456	7,656
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50% 2047[7]	2,700	2,745
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[4,7]	8,810	8,929
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.888% 2049[4,7]	3,500	3,558
		166,250
Other mortgage-backed securities 0.60%
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[7]	6,875	7,358
Freddie Mac, Series K722, Class A1, multifamily 2.183% 2022[7]	20,621	21,146
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[7]	4,500	4,676
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[7]	9,640	10,213
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[7]	7,775	8,099
Nordea Kredit 2.00% 2037[7]	DKr97,124	15,039
		66,531
Collateralized mortgage-backed (privately originated) 0.03%
Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 1.875% 2029[4,7]	$945	949
Freddie Mac, Series 2016-DNA-3, Class M1, 1.625% 2028[4,7]	2,080	2,085
		3,034
Total mortgage-backed obligations		2,216,609
Bonds & notes of governments & government agencies outside the U.S. 4.90%
Bermuda 4.138% 2023[3]	1,000	1,077
Bermuda 4.854% 2024[3]	6,215	6,899
Chile (Banco Central de) 4.50% 2021	CLP29,820,000	46,520
Germany (Federal Republic of) 0.101% 2026[2]	€25,163	31,880
Hungary 4.00% 2019	$1,000	1,050
Japan, Series 19, 0.10% 2024[2]	¥5,312,930	55,091
American Funds Insurance Series — Bond Fund — Page 113 of 189

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan, Series 20, 0.10% 2025[2]	¥11,205,000	$116,354
Malaysia (Federation of), Series 0315, 3.659% 2020	MYR49,000	12,043
Malaysia (Federation of), Series 0416, 3.62% 2021	42,750	10,517
Manitoba (Province of) 3.05% 2024	$5,050	5,458
Ontario (Province of) 3.20% 2024	9,000	9,756
Peru (Republic of) 4.125% 2027	9,540	10,947
Portuguese Government 3.85% 2021	€10,000	12,189
Qatar (State of) 2.375% 2021[3]	$1,000	1,009
Qatar (State of) 4.625% 2046[3]	2,000	2,191
Slovenia (Republic of) 5.50% 2022	18,585	21,733
Slovenia (Republic of) 5.85% 2023	15,150	18,167
Slovenia (Republic of) 5.85% 2023[3]	3,100	3,717
Slovenia (Republic of) 5.25% 2024	2,570	3,023
Turkey (Republic of) 5.625% 2021	4,500	4,804
United Mexican States 3.60% 2025	12,000	12,480
United Mexican States 6.05% 2040	3,990	4,893
United Mexican States 5.55% 2045	4,030	4,690
United Mexican States 4.35% 2047	5,000	4,937
United Mexican States, Series M, 6.50% 2021	MXN2,197,700	116,889
United Mexican States, Series M, 5.75% 2026	435,000	22,038
		540,352
Asset-backed obligations 1.46%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[7]	$15,895	15,967
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[7]	175	180
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[7]	800	822
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[7]	11,585	11,682
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[7]	1,500	1,608
Chase Issuance Trust, Series 2013-A7, Class A, 0.954% 2020[4,7]	9,565	9,611
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.696% 2020[4,7]	10,870	11,013
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,7]	7,100	7,153
Discover Card Execution Note Trust, Series 2015-A1, Class A1, 0.874% 2020[4,7]	7,980	8,004
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,7]	7,270	7,326
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,7]	4,800	4,851
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,7]	1,200	1,214
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,7]	3,500	3,565
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,7]	10,000	10,258
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,7]	2,650	2,649
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[3,7]	12,600	12,803
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,7]	5,285	5,337
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[7]	1,400	1,400
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 2021[7]	1,620	1,617
Ford Credit Floorplan Master Owner Trust, Series 2013-2, Class A, 2.09% 2022[3,7]	990	1,004
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[3,7]	11,000	10,972
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,7]	7,974	8,084
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.725% 2037[4,7]	1,403	143
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54% 2021[7]	750	750
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[7]	1,060	1,072
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[7]	890	901
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[7]	1,550	1,578
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[7]	805	817
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[7]	3,035	3,092
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[7]	7,625	7,811
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[3,7]	4,064	4,138
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[3,7]	1,219	1,178
American Funds Insurance Series — Bond Fund — Page 114 of 189

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[3,7]	$1,145	$1,149
Verizon Owner Trust, Series 2016-1A, Class B, 1.46% 2021[3,7]	1,000	995
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[3,7]	425	424
		161,168
Municipals 0.91%
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,356
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	5,005
State of California, Various Purpose G.O. Bonds, 7.60% 2040	22,040	35,959
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,626
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	8,000	8,099
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,751
State of Illinois, G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	433
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	358
State of Illinois, G.O. Bonds, Series 2013-B, 3.65% 2020	1,000	1,014
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	400	433
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	270
State of Illinois, G.O. Bonds, Series 2013-B, 4.11% 2022	750	761
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	250	271
State of Illinois, G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,129
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	2,125	2,241
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	725	789
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	750	829
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[7]	2,000	1,931
State of Illinois, Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-B, 0% 2041	7,155	2,314
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	2,500	2,625
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2041	36,750	9,266
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2043	10,000	2,257
		100,717
Federal agency bonds & notes 0.69%
CoBank, ACB 1.450% 2022[3,4]	14,990	14,353
Fannie Mae 2.125% 2026	12,410	12,681
Freddie Mac 1.25% 2019	22,000	22,153
Tennessee Valley Authority 5.88% 2036	3,750	5,461
Tennessee Valley Authority 5.25% 2039	15,315	21,246
		75,894
Total bonds, notes & other debt instruments (cost: $9,972,207,000)		10,234,342
Common stocks 0.01% Information technology 0.01%
Corporate Risk Holdings I, Inc.[9,11]	70,193	594
Corporate Risk Holdings Corp.[9,11]	355	—
		594
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-1[11]	2,409,545	2
Total common stocks (cost: $959,000)		596
American Funds Insurance Series — Bond Fund — Page 115 of 189

unaudited
Short-term securities 11.73%	Principal amount (000)	Value (000)
Apple Inc. 0.50% due 11/14/2016[3]	$15,000	$14,992
Bank of Montreal 1.01% due 1/18/2017	35,000	35,012
Bank of Nova Scotia 1.02% due 1/17/2017[3]	35,000	34,904
BNP Paribas, New York Branch 1.24% due 2/24/2017	25,000	24,892
BPCE 1.14% due 2/22/2017[3]	25,000	24,889
Federal Farm Credit Banks 0.39%–0.40% due 11/21/2016–12/19/2016	110,000	109,938
Federal Home Loan Bank 0.30%–0.56% due 10/27/2016–5/12/2017	296,775	296,355
Freddie Mac 0.41%–0.44% due 11/17/2016–1/17/2017	154,800	154,698
General Electric Co. 0.34% due 10/3/2016	25,000	24,999
Honeywell International Inc. 0.54% due 11/8/2016[3]	50,000	49,976
Microsoft Corp. 0.47%–0.59% due 10/5/2016–1/4/2017[3]	234,600	234,371
Sumitomo Mitsui Banking Corp. 1.14% due 1/17/2017[3]	35,000	34,895
U.S. Treasury Bills 0.33%–0.43% due 12/1/2016–2/9/2017	200,900	200,781
Wal-Mart Stores, Inc. 0.32%–0.43% due 10/17/2016–10/24/2016[3]	53,900	53,888
Total short-term securities (cost: $1,294,311,000)		1,294,590
Total investment securities 104.49% (cost: $11,267,477,000)		11,529,528
Other assets less liabilities (4.49)%		(495,427)
Net assets 100.00%		$11,034,101
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $305,999,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Mexican pesos	10/27/2016	Bank of America, N.A.	MXN691,694	$35,000	$558
Sales:
Euros	10/6/2016	JPMorgan Chase	$24,631	€21,800	$135
Euros	10/26/2016	HSBC Bank	$34,474	€30,660	(11)
Euros	11/3/2016	Citibank	$22,924	€20,500	(142)
Japanese yen	10/17/2016	Bank of America, N.A.	$58,617	¥6,000,000	(594)
Japanese yen	10/21/2016	JPMorgan Chase	$48,501	¥4,925,000	(110)
Japanese yen	10/21/2016	HSBC Bank	$71,361	¥7,300,000	(692)
Japanese yen	10/26/2016	UBS AG	$33,704	¥3,430,000	(158)
					$(1,572)
Forward currency contracts — net					$(1,014)
American Funds Insurance Series — Bond Fund — Page 116 of 189

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $2,823,515,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.765%	10/27/2017	$27,500	$52
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	2,044
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	34
Pay	LCH	3-month USD-LIBOR	1.772	7/20/2020	1,320	(33)
Pay	LCH	3-month USD-LIBOR	1.752	8/3/2020	495	(12)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	138
Pay	LCH	3-month USD-LIBOR	1.607	9/4/2020	6,000	(113)
Pay	LCH	3-month USD-LIBOR	1.45	10/13/2020	1,500	(20)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	3,011
Receive	LCH	3-month USD-LIBOR	1.2415	3/4/2021	237,000	993
Receive	LCH	3-month USD-LIBOR	1.157	5/12/2021	5,000	—[12]
Receive	LCH	3-month USD-LIBOR	1.2145	9/22/2021	250,000	423
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(5,118)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	6,204
Pay	LCH	3-month USD-LIBOR	2.805	3/21/2024	1,100	(118)
Pay	LCH	3-month USD-LIBOR	2.701	6/9/2024	60,000	(6,075)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(163)
Pay	LCH	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(113)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(37)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(2,060)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(22)
Pay	LCH	3-month USD-LIBOR	2.326	10/22/2024	800	(60)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(91)
Pay	LCH	3-month USD-LIBOR	2.438	11/19/2024	2,750	(232)
Pay	LCH	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(1,978)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(67)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(55)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(24)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	(32)
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	(68)
Pay	LCH	3-month USD-LIBOR	2.192	3/18/2025	1,850	(122)
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	(24)
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(115)
Pay	LCH	3-month USD-LIBOR	2.339	5/13/2025	375	(30)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(47)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(37)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	(18)
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	(32)
Pay	LCH	3-month USD-LIBOR	2.2185	6/1/2025	1,150	(79)
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(57)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(226)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(21)
Pay	LCH	3-month USD-LIBOR	2.428	7/2/2025	2,000	(174)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(76)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(77)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(117)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(78)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(34)
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	(346)
American Funds Insurance Series — Bond Fund — Page 117 of 189

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.228%	9/4/2025	$13,000	$(917)
Pay	LCH	6-month JPY-LIBOR	0.282	2/2/2026	¥5,500,000	(1,348)
Pay	LCH	3-month USD-LIBOR	1.6705	3/4/2026	$248,000	(5,406)
Pay	LCH	6-month JPY-LIBOR	0.0875	3/10/2026	¥11,100,000	(682)
Pay	LCH	3-month USD-LIBOR	1.5925	5/9/2026	$1,000	(14)
Pay	LCH	3-month USD-LIBOR	1.592	5/12/2026	4,000	(57)
Pay	LCH	3-month USD-LIBOR	1.595	5/12/2026	8,500	(123)
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	2,250	509
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	2,001
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	625
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	528
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	90
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	466
Pay	LCH	3-month USD-LIBOR	3.132	10/8/2044	200	(64)
Pay	LCH	3-month USD-LIBOR	3.046	10/10/2044	700	(210)
Pay	LCH	3-month USD-LIBOR	3.0745	11/10/2044	250	(77)
Pay	LCH	3-month USD-LIBOR	3.086	11/10/2044	525	(162)
Pay	LCH	3-month USD-LIBOR	3.061	11/12/2044	200	(61)
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(301)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(334)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(42)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	(280)
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	275
Pay	LCH	3-month USD-LIBOR	2.6765	5/7/2045	430	(93)
Pay	LCH	3-month USD-LIBOR	2.757	5/8/2045	1,500	(352)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	(698)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	(9,300)
Pay	LCH	3-month USD-LIBOR	2.6095	1/7/2046	5,500	(1,113)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	47,000	(6,612)
Pay	LCH	6-month JPY-LIBOR	0.58295	3/23/2046	¥2,000,000	(697)
Receive	LCH	6-month JPY-LIBOR	0.64355	4/27/2046	2,000,000	1,044
Pay	LCH	3-month USD-LIBOR	2.1155	5/13/2046	$4,000	(331)
Pay	LCH	U.S. Federal Funds Effective Rate	1.384	7/29/2046	17,000	(49)
						$(29,087)
American Funds Insurance Series — Bond Fund — Page 118 of 189

unaudited
Futures contracts

The fund has entered into a futures contract as shown in the following table. The average month-end notional amount of open futures contracts while held was $188,243,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation at 9/30/2016 (000)
5 Year U.S. Treasury Note Futures	CME	Long	1,700	January 2017	$206,125	$452
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $37,745,000, which represented .34% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,277,192,000, which represented 11.57% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $11,611,000, which represented .11% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,015,000, which represented .01% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	Security did not produce income during the last 12 months.
[12]	Amount less than one thousand.

Key to abbreviations and symbols
Auth. = Authority	G.O. = General Obligation
CLP = Chilean pesos	JPY/¥ = Japanese yen
CME = CME Group	LCH = LCH.Clearnet
Dev. = Development	LIBOR = London Interbank Offered Rate
DKr = Danish kroner	LOC = Letter of Credit
Econ. = Economic	MXN = Mexican pesos
€ = Euros	MYR = Malaysian ringgits
EURIBOR = Euro Interbank Offered Rate	Redev. = Redevelopment
Facs. = Facilities	Ref. = Refunding
Fin. = Finance	Rev. = Revenue
Fncg. = Financing	TBA = To-be-announced
American Funds Insurance Series — Bond Fund — Page 119 of 189

Global Bond Fund
Investment portfolio
September 30, 2016
unaudited
Bonds, notes & other debt instruments 96.97% Euros 10.59%	Principal amount (000)	Value (000)
Allianz SE, 4.75% 2049	€3,000	$3,763
Assicurazioni Generali SPA 7.75% 2042	1,100	1,452
Assicurazioni Generali SPA 10.125% 2042	1,300	1,887
Aviva PLC 6.125% 2043	3,000	3,932
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	3,700	4,353
Barclays Bank PLC 4.00% 2019[1]	1,450	1,836
Barclays Bank PLC 6.00% 2021	1,000	1,306
Barclays Bank PLC 6.625% 2022	1,070	1,475
Belgium (Kingdom of), Series 77, 1.00% 2026	9,600	11,680
BNP Paribas 2.875% 2026	3,425	4,037
BPCE SA group 4.625% 2023	1,200	1,601
CaixaBank, SA 5.00% 2023	2,300	2,744
Canada 3.50% 2020	2,500	3,173
Daimler AG, Series 6, 4.125% 2017	300	341
Deutsche Telekom International Finance BV 7.50% 2033	200	431
French Republic O.A.T. 1.75% 2024	7,100	9,184
Germany (Federal Republic of) 0.10% 2023[2]	1,396	1,721
Germany (Federal Republic of) 0.50% 2025	5,475	6,580
Germany (Federal Republic of) 0.50% 2026	1,650	1,977
Germany (Federal Republic of) 6.25% 2030	1,800	3,730
Germany (Federal Republic of) 2.50% 2044	5,870	10,204
Germany (Federal Republic of) 2.50% 2046	9,570	16,917
Germany (Federal Republic of) 4.75% 2040	200	451
HSBC Holdings PLC 3.375% 2024	1,700	2,006
Hungary 6.00% 2019	1,200	1,528
Hungary 3.875% 2020	1,000	1,264
Imperial Tobacco Finance PLC 5.00% 2019	2,800	3,631
Intesa Sanpaolo SpA 6.625% 2023	3,460	4,567
Ireland (Republic of) 3.90% 2023	5,250	7,441
Ireland (Republic of) 3.40% 2024	6,110	8,570
Ireland (Republic of) 5.40% 2025	8,070	12,989
Ireland (Republic of) 1.00% 2026	9,180	10,976
Ireland (Republic of) 2.40% 2030	8,275	11,413
Ireland (Republic of) 2.00% 2045	2,000	2,709
Italy (Republic of) 1.45% 2022	3,175	3,767
Italy (Republic of) 4.75% 2023	2,900	4,155
Italy (Republic of) 4.50% 2024	8,650	12,295
Italy (Republic of) 3.50% 2030	7,140	10,004
Lloyds Banking Group PLC 6.50% 2020	2,290	3,036
Merrill Lynch & Co., Inc. 4.625% 2018	4,625	5,644
NN Group NV, 4.625% 2044	2,335	2,791
NN Group NV, 4.50% 2049	3,470	3,925
Orange SA 5.00% 2049	1,450	1,774
Rabobank Nederland 3.875% 2023	2,950	3,855
Spain (Kingdom of) 3.80% 2024	14,525	20,224
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Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Spain (Kingdom of) 1.30% 2026	€14,400	$16,726
Svenska Handelsbanken AB 2.656% 2024	2,170	2,550
		252,615
Japanese yen 8.58%
Japan, Series 326, 0.70% 2022	¥1,935,000	20,209
Japan, Series 325, 0.80% 2022	1,370,000	14,357
Japan, Series 329, 0.80% 2023	1,145,000	12,090
Japan, Series 18, 0.10% 2024[2]	4,685,870	48,243
Japan, Series 19, 0.10% 2024[2]	2,658,950	27,571
Japan, Series 337, 0.30% 2024	190,000	1,949
Japan, Series 336, 0.50% 2024	700,000	7,293
Japan, Series 20, 0.10% 2025[2]	527,880	5,482
Japan, Series 116, 2.20% 2030	1,735,000	22,037
Japan, Series 145, 1.70% 2033	2,005,000	24,645
Japan, Series 21, 2.30% 2035	720,000	9,719
Japan, Series 42, 1.70% 2044	585,000	7,659
Japan, Series 47, 1.60% 2045	265,000	3,428
		204,682
Polish zloty 5.35%
Poland (Republic of), Series 1017, 5.25% 2017	PLN54,472	14,795
Poland (Republic of), Series 0420, 1.50% 2020	157,850	40,512
Poland (Republic of), Series 1020, 5.25% 2020	21,800	6,385
Poland (Republic of), Series 0421, 2.00% 2021	97,250	25,225
Poland (Republic of), Series 1021, 5.75% 2021	37,280	11,325
Poland (Republic of), Series 0922, 5.75% 2022	46,600	14,429
Poland (Republic of), Series 1023, 4.00% 2023	31,140	8,847
Poland (Republic of), Series 0725, 3.25% 2025	22,500	6,074
		127,592
Hungarian forints 5.05%
Hungary, Series C, 2.00% 2019	HUF4,403,750	16,177
Hungary, Series A, 6.50% 2019	7,290,830	30,386
Hungary, Series B, 3.50% 2020	1,749,200	6,839
Hungary, Series A, 7.50% 2020	10,499,340	47,301
Hungary, Series A, 7.00% 2022	943,820	4,344
Hungary, Series A, 6.00% 2023	928,200	4,205
Hungary, Series B, 5.50% 2025	2,501,050	11,099
		120,351
Mexican pesos 4.93%
United Mexican States 4.00% 2019[2]	MXN38,238	2,060
United Mexican States 4.00% 2040[2]	38,238	2,239
United Mexican States, Series M10, 7.25% 2016	56,000	2,903
United Mexican States, Series M, 5.00% 2017	60,000	3,097
United Mexican States, Series M10, 7.75% 2017	45,000	2,395
United Mexican States, Series M, 8.00% 2020	92,500	5,145
United Mexican States, Series M, 6.50% 2021	1,011,300	53,788
United Mexican States, Series M20, 10.00% 2024	209,500	13,670
United Mexican States, Series M, 5.75% 2026	523,500	26,521
United Mexican States, Series M30, 10.00% 2036	35,000	2,521
American Funds Insurance Series — Global Bond Fund — Page 121 of 189

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Bonds, notes & other debt instruments Mexican pesos (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M30, 8.50% 2038	MXN27,000	$1,721
United Mexican States, Series M, 7.75% 2042	23,000	1,373
		117,433
Malaysian ringgits 2.94%
Malaysia (Federation of), Series 0515, 3.759% 2019	MYR14,650	3,616
Malaysia (Federation of), Series 0315, 3.659% 2020	112,950	27,760
Malaysia (Federation of), Series 0416, 3.62% 2021	23,000	5,659
Malaysia (Federation of), Series 0314, 4.048% 2021	7,600	1,903
Malaysia (Federation of), Series 0215, 3.795% 2022	6,000	1,478
Malaysia (Federation of), Series 0116, 3.80% 2023	21,100	5,210
Malaysia (Federation of), Series 0115, 3.955% 2025	36,350	8,973
Malaysia (Federation of), Series 0316, 3.90% 2026	19,000	4,726
Malaysia (Federation of), Series 0310, 4.498% 2030	42,250	10,762
		70,087
Danish kroner 2.91%
Nordea Kredit 2.00% 2037[1]	DKr52,293	8,097
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	244,900	37,922
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	18,623	2,883
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	132,592	20,420
		69,322
British pounds 2.85%
Aviva PLC, subordinated 6.875% 2058	£470	739
AXA SA, junior subordinated 5.453% 2049	300	413
Electricité de France SA 6.00% 2114	100	203
France Télécom 5.375% 2050	300	609
Lloyds Banking Group PLC 7.625% 2025	655	1,129
RSA Insurance Group PLC 9.375% 2039	1,269	1,942
United Kingdom 1.00% 2017	9,100	11,891
United Kingdom 2.25% 2023	1,550	2,260
United Kingdom 2.75% 2024	3,800	5,770
United Kingdom 2.00% 2025	8,850	12,805
United Kingdom 1.50% 2026	5,350	7,420
United Kingdom 3.25% 2044	11,245	20,261
United Kingdom 3.50% 2045	1,350	2,554
		67,996
Indian rupees 1.75%
India (Republic of) 7.80% 2021	INR510,000	7,939
India (Republic of) 8.83% 2023	1,284,200	21,304
India (Republic of) 8.60% 2028	355,700	5,957
India (Republic of) 9.20% 2030	371,900	6,567
		41,767
Australian dollars 0.98%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$16,900	15,317
Australia (Commonwealth of), Series 138, 3.25% 2029	8,900	7,665
Queensland Treasury Corp., Series 17, 6.00% 2017	500	398
		23,380
Chilean pesos 0.89%
Chile (Banco Central de) 4.50% 2021	CLP13,540,000	21,123
American Funds Insurance Series — Global Bond Fund — Page 122 of 189

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Bonds, notes & other debt instruments Canadian dollars 0.64%	Principal amount (000)	Value (000)
Canada 2.25% 2025	C$18,050	$15,297
Thai baht 0.53%
Thailand (Kingdom of) 1.875% 2022	THB258,200	7,401
Thailand (Kingdom of) 3.85% 2025	65,000	2,153
Thailand (Kingdom of) 2.125% 2026	110,000	3,177
		12,731
Colombian pesos 0.45%
Colombia (Republic of), Series B, 7.50% 2026	COP22,521,000	8,126
Colombia (Republic of), Series B, 6.00% 2028	8,306,600	2,651
		10,777
Swedish kronor 0.37%
Sweden (Kingdom of), Series 1054, 3.50% 2022	SKr45,290	6,450
Sweden (Kingdom of), Series 1057, 1.50% 2023	18,000	2,361
		8,811
South African rand 0.37%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR59,030	4,179
South Africa (Republic of), Series R-214, 6.50% 2041	86,850	4,630
		8,809
Israeli shekels 0.32%
Israel (State of) 5.50% 2042	ILS19,300	7,611
Philippine pesos 0.21%
Philippines (Republic of the) 4.95% 2021	PHP85,000	1,852
Philippines (Republic of the) 3.90% 2022	155,000	3,204
		5,056
Turkish lira 0.17%
Turkey (Republic of) 10.50% 2020	TRY11,200	3,924
Argentine pesos 0.15%
Argentine Republic 18.20% 2021	ARS53,640	3,489
Norwegian kroner 0.13%
Norway (Kingdom of) 3.75% 2021	NKr22,000	3,109
U.S. dollars 46.81%
AbbVie Inc. 1.75% 2017	$200	201
AbbVie Inc. 1.80% 2018	600	603
AbbVie Inc. 2.50% 2020	3,155	3,223
AbbVie Inc. 2.90% 2022	1,170	1,202
AbbVie Inc. 3.20% 2022	200	209
AbbVie Inc. 3.60% 2025	3,395	3,557
AbbVie Inc. 4.50% 2035	900	964
ACE INA Holdings Inc. 2.30% 2020	180	185
ACE INA Holdings Inc. 2.875% 2022	505	531
American Funds Insurance Series — Global Bond Fund — Page 123 of 189

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 3.35% 2026	$365	$392
ACE INA Holdings Inc. 4.35% 2045	665	773
Actavis Funding SCS 2.35% 2018	1,750	1,769
Actavis Funding SCS 3.00% 2020	2,820	2,909
Actavis Funding SCS 3.45% 2022	850	894
Actavis Funding SCS 3.80% 2025	3,280	3,479
Actavis Funding SCS 4.55% 2035	2,570	2,744
Actavis Funding SCS 4.75% 2045	1,535	1,689
AerCap Holdings NV 3.75% 2019	200	205
AES Corp. 5.50% 2025	700	725
AES Corp. 6.00% 2026	125	132
Aetna Inc. 1.70% 2018	320	321
Aetna Inc. 1.90% 2019	360	363
Aetna Inc. 2.40% 2021	110	111
Aetna Inc. 2.80% 2023	605	619
Aetna Inc. 3.20% 2026	3,685	3,753
Aetna Inc. 4.25% 2036	1,835	1,911
Aetna Inc. 4.375% 2046	1,975	2,082
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	183
Altria Group, Inc. 2.625% 2020	1,800	1,863
Altria Group, Inc. 4.50% 2043	350	395
American Campus Communities, Inc. 3.75% 2023	1,740	1,824
American Campus Communities, Inc. 4.125% 2024	885	946
American Electric Power Co., Inc. 1.65% 2017	815	817
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,3,4]	884	76
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,3,4]	1,260	699
American Energy (Permian Basin) 7.125% 2020[5]	1,120	798
American Energy (Permian Basin) 7.375% 2021[5]	215	153
Amgen Inc. 1.85% 2021	420	418
Amgen Inc. 2.25% 2023	4,400	4,391
Amgen Inc. 4.40% 2045	1,605	1,697
Anheuser-Busch InBev NV 3.30% 2023	1,105	1,166
Anheuser-Busch InBev NV 4.90% 2046	440	530
ArcelorMittal 7.75% 2041	1,820	1,906
Argentine Republic 6.875% 2021[5]	3,575	3,900
Argentine Republic 7.50% 2026[5]	8,000	9,048
Argentine Republic 6.625% 2028[5]	2,500	2,650
Argentine Republic 7.625% 2046[5]	7,630	8,626
Ashland Inc. 4.75% 2022	265	277
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	3,250	3,079
AT&T Inc. 1.40% 2017	300	300
AT&T Inc. 2.45% 2020	1,365	1,392
AT&T Inc. 2.80% 2021	3,280	3,379
AT&T Inc. 3.00% 2022	2,200	2,265
Autoridad del Canal de Panama 4.95% 2035[1,5]	1,000	1,135
AXA SA 8.60% 2030	220	311
Ball Corp. 4.375% 2020	400	429
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A4, 5.889% 2044[1,4]	8	8
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A4, 5.723% 2049[1,4]	485	491
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 6.005% 2051[1,4]	955	985
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.436% 2051[1,4]	480	499
Banco Nacional de Comercio Exterior SNC 3.80% 2026[5]	880	856
Bank of America Corp. 2.625% 2020	1,550	1,583
Bank of America Corp. 3.875% 2025	1,190	1,274
Barclays Bank PLC 3.65% 2025	1,100	1,089
American Funds Insurance Series — Global Bond Fund — Page 124 of 189

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Baxalta Inc. 4.00% 2025	$1,580	$1,685
Bayer AG 3.375% 2024[5]	840	869
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[1,4]	508	522
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[1,4]	690	714
Becton, Dickinson and Co. 1.80% 2017	875	880
Becton, Dickinson and Co. 2.675% 2019	710	734
Becton, Dickinson and Co. 4.685% 2044	800	918
Bermuda 5.603% 2020[5]	830	938
Bermuda 4.138% 2023[5]	300	323
Bermuda 4.854% 2024[5]	8,210	9,113
BMC Software, Inc. 8.125% 2021[5]	275	251
BPCE SA group 5.70% 2023[5]	5,295	5,776
Brandywine Operating Partnership, LP 3.95% 2023	190	194
British American Tobacco International Finance PLC 2.75% 2020[5]	530	549
British American Tobacco International Finance PLC 3.50% 2022[5]	385	414
Builders FirstSource, Inc. 5.625% 2024[5]	300	309
Cablevision Systems Corp. 6.75% 2021	1,000	1,060
Canadian Natural Resources Ltd. 5.70% 2017	100	102
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	1,000	1,062
Celgene Corp. 3.875% 2025	1,550	1,663
Centene Corp. 4.75% 2022	1,890	1,961
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[1]	400	429
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	1,500	1,551
CEVA Group PLC 7.00% 2021[5]	1,175	958
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[1,3,4]	325	262
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[1,3,4]	58	46
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[1,3,4]	334	269
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[1,3,4]	461	371
Chemours Co. 6.625% 2023	1,530	1,503
Chemours Co. 7.00% 2025	870	859
Chesapeake Energy Corp. 3.930% 2019[4]	825	775
Chesapeake Energy Corp. 4.875% 2022	675	570
CIT Group Inc. 3.875% 2019	2,675	2,739
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A1, 1.199% 2047[1]	211	210
Citigroup Inc. 1.70% 2018	375	376
Citigroup Inc. 2.50% 2018	200	203
Citigroup Inc. 2.55% 2019	2,800	2,858
Citigroup Inc. 2.35% 2021	1,500	1,504
Citigroup Inc. 3.70% 2026	2,100	2,222
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617% 2048[1]	52	52
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,550	1,544
Cliffs Natural Resources Inc. 8.25% 2020[5]	1,150	1,226
CMS Energy Corp. 8.75% 2019	258	305
CMS Energy Corp. 5.05% 2022	392	448
CMS Energy Corp. 3.875% 2024	100	109
CMS Energy Corp. 4.70% 2043	412	474
CMS Energy Corp. 4.875% 2044	709	837
Columbia Pipeline Partners LP 2.45% 2018	620	624
Columbia Pipeline Partners LP 3.30% 2020	85	88
Columbia Pipeline Partners LP 4.50% 2025	110	120
Columbia Pipeline Partners LP 5.80% 2045	170	203
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	118	118
Commercial Mortgage Trust, Series 2014-UBS2, Class A1, 1.298% 2047[1]	925	922
Commercial Mortgage Trust, Series 2007-C9, Class A1A, 6.007% 2049[1,4]	87	89
Communications Sales & Leasing, Inc. 6.00% 2023[5]	650	676
American Funds Insurance Series — Global Bond Fund — Page 125 of 189

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Communications Sales & Leasing, Inc. 8.25% 2023	$925	$975
Community Health Systems Inc. 5.125% 2021	200	199
Concordia Healthcare Corp. 9.50% 2022[5]	275	192
Concordia Healthcare Corp. 7.00% 2023[5]	170	110
ConocoPhillips 5.95% 2046	265	337
CONSOL Energy Inc. 5.875% 2022	1,875	1,734
Consumers Energy Co. 3.375% 2023	345	372
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	21	22
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	37	40
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[1]	71	79
ConvaTec Finance International SA 8.25% 2019[5,6]	800	799
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,5]	1,460	1,539
Corporate Risk Holdings LLC 9.50% 2019[5]	1,353	1,312
Corporate Risk Holdings LLC 11.50% 2020[5,6,7]	171	180
Credit Agricole SA 4.375% 2025[5]	1,100	1,127
Crescent Resources 10.25% 2017[5]	725	730
Croatian Government 6.375% 2021	2,000	2,253
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,4]	686	702
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[1,4]	200	202
CVS Health Corp. 1.90% 2018	430	434
CVS Health Corp. 2.80% 2020	430	446
CVS Health Corp. 3.50% 2022	430	461
DAE Aviation Holdings, Inc. 10.00% 2023[5]	340	366
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	750	754
DaimlerChrysler North America Holding Corp. 2.25% 2020[5]	2,000	2,031
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	2,100	2,105
DaimlerChrysler North America Holding Corp. 2.875% 2021[5]	2,275	2,371
DaVita HealthCare Partners Inc. 5.00% 2025	505	508
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[1,5]	10	10
DCP Midstream Operating LP 4.95% 2022	640	655
DDR Corp. 3.625% 2025	380	385
Dell Inc. 8.35% 2046[5]	460	553
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,835
Developers Diversified Realty Corp. 7.50% 2017	750	772
Developers Diversified Realty Corp. 4.75% 2018	940	976
Devon Energy Corp. 3.25% 2022	170	169
Diamond Offshore Drilling, Inc. 4.875% 2043	1,125	787
Digicel Group Ltd. 8.25% 2020[5]	2,000	1,747
Digicel Group Ltd. 7.125% 2022[5]	675	523
Discover Card Execution Note Trust, Series 2015-A1, Class A1, 0.874% 2020[1,4]	4,185	4,198
DISH DBS Corp. 4.25% 2018	725	745
DJO Finance LLC 10.75% 2020[5]	890	743
DJO Finco Inc. 8.125% 2021[5]	1,425	1,329
Dominican Republic 7.50% 2021[1,5]	2,000	2,245
Dominican Republic 5.50% 2025[5]	1,375	1,464
Dominican Republic 8.625% 2027[1,5]	225	277
Duke Energy Corp. 3.75% 2024	550	595
Duke Energy Corp. 2.65% 2026	2,695	2,653
EchoStar Corp. 6.625% 2026[5]	800	774
Electricité de France SA 6.95% 2039[5]	625	841
EMD Finance LLC 2.40% 2020[5]	1,485	1,511
EMD Finance LLC 2.95% 2022[5]	225	232
EMD Finance LLC 3.25% 2025[5]	2,450	2,532
Enbridge Energy Partners, LP 9.875% 2019	750	874
Enbridge Energy Partners, LP 4.375% 2020	480	507
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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 5.20% 2020	$1,535	$1,646
Enbridge Energy Partners, LP 5.875% 2025	365	421
Enbridge Energy Partners, LP 7.375% 2045	600	763
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	870
Enbridge Inc. 4.00% 2023	600	619
Energy Transfer Partners, LP 5.875% 2024	600	626
Energy Transfer Partners, LP 5.50% 2027	1,100	1,100
Ensco PLC 5.75% 2044	930	573
Enterprise Products Operating LLC 4.85% 2044	490	512
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.367% 2031[1,4,5]	1,813	1,809
Essex Portfolio L.P. 3.50% 2025	2,115	2,188
Essex Portfolio L.P. 3.375% 2026	885	907
Euramax International, Inc. 12.00% 2020[5]	975	1,002
Exelon Corp. 3.40% 2026	115	120
Exxon Mobil Corp. 1.708% 2019	750	758
Exxon Mobil Corp. 2.222% 2021	570	583
Exxon Mobil Corp. 2.726% 2023	750	777
Exxon Mobil Corp. 3.043% 2026	515	540
Fannie Mae 3.50% 2042[1]	947	1,011
Fannie Mae 3.50% 2042[1]	487	515
Fannie Mae 3.50% 2042[1]	333	356
Fannie Mae 4.00% 2046[1,8]	29,550	31,703
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[1]	2,000	2,039
First Data Corp. 5.375% 2023[5]	375	387
First Data Corp. 5.00% 2024[5]	625	637
First Quantum Minerals Ltd. 6.75% 2020[5]	1,856	1,726
First Quantum Minerals Ltd. 7.00% 2021[5]	3,206	2,909
FMG Resources 9.75% 2022[5]	1,465	1,707
Ford Motor Credit Co. 2.375% 2019	2,550	2,582
Ford Motor Credit Co. 2.597% 2019	2,020	2,053
Ford Motor Credit Co. 3.20% 2021	3,170	3,258
France Télécom 9.00% 2031	479	767
Freddie Mac 4.00% 2046[1]	10,359	11,119
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[1]	946	986
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	19	17
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	71	64
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	905	828
Frontier Communications Corp. 10.50% 2022	425	452
Frontier Communications Corp. 11.00% 2025	1,800	1,883
Gardner Denver, Inc. 6.875% 2021[5]	525	495
General Motors Financial Co. 2.40% 2019	1,930	1,938
Genesis Energy, LP 6.75% 2022	625	647
Georgia Gulf Corp. 4.625% 2021	625	659
Gilead Sciences, Inc. 3.05% 2016	160	161
Gilead Sciences, Inc. 3.65% 2026	450	485
Gogo Inc. 12.50% 2022[5]	1,850	1,993
Goldman Sachs Group, Inc. 2.00% 2019	850	856
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,565
Goldman Sachs Group, Inc. 2.875% 2021	3,702	3,801
Goldman Sachs Group, Inc. 3.50% 2025	5,970	6,188
Goldman Sachs Group, Inc. 3.75% 2026	580	611
Goldman Sachs Group, Inc. 4.75% 2045	1,805	2,039
Government National Mortgage Assn. 4.50% 2045[1]	5,447	5,889
Government National Mortgage Assn. 4.50% 2045[1]	1,541	1,666
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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2046[1,8]	$29,476	$31,576
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A1A, 5.426% 2039[1]	912	917
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444% 2039[1]	2,738	2,742
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 2049[1]	1,820	1,861
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[1,4]	1,510	1,559
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1A, 5.988% 2045[1,4]	296	301
Halliburton Co. 3.80% 2025	2,220	2,301
Hardwoods Acquisition Inc 7.50% 2021[5]	750	568
Harris Corp. 1.999% 2018	700	704
Harris Corp. 2.70% 2020	155	158
Harris Corp. 3.832% 2025	105	111
Harris Corp. 4.854% 2035	575	635
Harris Corp. 5.054% 2045	640	738
HCA Inc. 5.25% 2026	250	266
HDTFS Inc. 5.875% 2020	700	724
HDTFS Inc. 5.50% 2024[5]	400	399
Healthsouth Corp. 5.75% 2024	275	286
Healthsouth Corp. 5.75% 2025	470	492
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5]	3,873	3,927
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[1,5]	4,765	4,770
Holcim Ltd. 5.15% 2023[5]	1,290	1,460
Hospitality Properties Trust 6.70% 2018	680	707
HSBC Bank PLC 1.50% 2018[5]	200	200
HSBC Holdings PLC 4.00% 2022	305	325
HSBC Holdings PLC 3.90% 2026	4,200	4,370
HSBC Holdings PLC 4.30% 2026	2,180	2,340
Humana Inc. 3.85% 2024	1,000	1,075
Humana Inc. 4.95% 2044	1,000	1,117
Hungary 4.00% 2019	6,600	6,933
Hungary 6.25% 2020	810	911
Hungary 5.375% 2023	460	529
Hungary 5.375% 2024	4,700	5,467
Hungary 7.625% 2041	4,474	7,031
Huntsman International LLC 4.875% 2020	725	761
Husky Energy Inc. 7.25% 2019	250	289
Hyundai Capital Services Inc. 2.625% 2020[5]	500	511
Icahn Enterprises Finance Corp. 3.50% 2017	1,150	1,154
Imperial Tobacco Finance PLC 3.50% 2023[5]	2,000	2,105
Indonesia (Republic of) 4.875% 2021	2,600	2,865
Indonesia (Republic of) 3.75% 2022	4,150	4,381
Indonesia (Republic of) 4.125% 2025	1,200	1,283
Indonesia (Republic of) 4.75% 2026	3,500	3,916
Inmarsat PLC 4.875% 2022[5]	775	740
Inmarsat PLC 6.50% 2024[5]	475	477
Intelsat Jackson Holding Co. 7.25% 2019	1,375	1,114
Intelsat Jackson Holding Co. 7.25% 2020	925	722
International Paper Co. 7.30% 2039	600	798
Intesa Sanpaolo SpA 5.017% 2024[5]	1,830	1,673
inVentiv Health, Inc. 9.00% 2018[5]	3,365	3,462
inVentiv Health, Inc. 10.00% 2018[5,6]	956	983
inVentiv Health, Inc. 10.00% 2018	450	451
inVentiv Health, Inc. 10.00% 2018	100	100
inVentiv Health, Inc. 7.50% 2024[5]	225	230
iStar Financial Inc. 4.00% 2017	400	403
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A1A, 5.431% 2047[1,4]	1,005	1,011
American Funds Insurance Series — Global Bond Fund — Page 128 of 189

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A1A, 5.439% 2049[1]	$1,275	$1,286
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.881% 2049[1,4]	1,502	1,524
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A1A, 5.881% 2049[1,4]	1,453	1,478
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.716% 2051[1]	1,313	1,348
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A1A, 5.85% 2051[1,4]	468	480
JDA Software Group, Inc. 7.375% 2024[5]	25	26
JPMorgan Chase & Co. 2.55% 2021	6,039	6,154
JPMorgan Chase & Co. 3.25% 2022	1,000	1,050
JPMorgan Chase & Co. 2.70% 2023	1,950	1,972
Jupiter Resources Inc. 8.50% 2022[5]	800	676
Kimco Realty Corp. 6.875% 2019	1,250	1,434
Kimco Realty Corp. 3.40% 2022	175	185
Kinder Morgan Energy Partners, LP 3.50% 2021	175	181
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,247
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,605
Kinder Morgan Energy Partners, LP 4.15% 2024	1,700	1,738
Kinder Morgan Energy Partners, LP 5.50% 2044	4,225	4,297
Kinder Morgan, Inc. 4.30% 2025	2,460	2,563
Kinder Morgan, Inc. 5.55% 2045	1,850	1,909
Kinetic Concepts, Inc. 10.50% 2018	1,655	1,740
Kinetic Concepts, Inc. 12.50% 2019	3,275	3,267
Kinetic Concepts, Inc. 9.625% 2021[5]	1,800	1,804
Korea Housing Finance Corp. 2.50% 2020[1,5]	2,250	2,305
Kraft Heinz Co. 3.00% 2026	1,380	1,395
Kraft Heinz Co. 4.375% 2046	825	879
Laboratory Corporation of America Holdings 3.60% 2025	875	921
Latvia (Republic of) 2.75% 2020	900	938
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 6.069% 2044[1,4]	74	75
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43% 2040[1]	493	497
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.368% 2045[1,4]	615	642
Ligado Networks, Term Loan, 9.75% 2020[1,3,4,6]	4,686	4,247
Lima Metro Line Finance Ltd. 5.875% 2034[1,5]	2,000	2,237
Limited Brands, Inc. 6.875% 2035	625	684
Lithuania (Republic of) 7.375% 2020	2,475	2,942
Lithuania (Republic of) 6.125% 2021[5]	450	533
Lithuania (Republic of) 6.625% 2022[5]	200	247
Lockheed Martin Corp. 2.50% 2020	205	212
Lockheed Martin Corp. 3.10% 2023	215	227
Lockheed Martin Corp. 3.55% 2026	270	293
LSC Communications, Inc. 8.75% 2023[5]	325	325
Mallinckrodt PLC 4.875% 2020[5]	1,135	1,163
McClatchy Co. 9.00% 2022	700	723
McDonald’s Corp. 3.70% 2026	650	701
McDonald’s Corp. 4.70% 2035	280	318
McDonald’s Corp. 4.875% 2045	430	502
McKesson Corp. 3.796% 2024	350	378
Medtronic, Inc. 2.50% 2020	1,455	1,506
Medtronic, Inc. 3.50% 2025	3,500	3,775
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.008% 2050[1,4]	609	619
MetroPCS Wireless, Inc. 6.25% 2021	1,525	1,606
Microsoft Corp. 2.40% 2026	1,730	1,733
Microsoft Corp. 3.70% 2046	870	884
MidAmerican Energy Co. 4.40% 2044	240	281
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.069% 2049[1,4]	253	258
Molina Healthcare, Inc. 5.375% 2022	1,035	1,074
American Funds Insurance Series — Global Bond Fund — Page 129 of 189

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.125% 2018	$775	$782
Morgan Stanley 3.125% 2026	1,421	1,438
Morgan Stanley 3.875% 2026	1,580	1,684
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	395	395
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.406% 2044[1]	200	202
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 6.103% 2049[1,4]	48	49
Morocco (Kingdom of) 5.50% 2042	3,100	3,577
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	651
Navient Corp. 4.875% 2019	400	400
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[5]	275	204
Navios Maritime Holdings Inc. 7.375% 2022[5]	3,750	1,828
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	175	97
Needle Merger Sub Corp. 8.125% 2019[5]	1,000	1,002
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	425	355
Newell Rubbermaid Inc. 3.85% 2023	1,620	1,727
Newell Rubbermaid Inc. 4.20% 2026	4,060	4,430
Newell Rubbermaid Inc. 5.50% 2046	495	603
NGL Energy Partners LP 6.875% 2021	1,275	1,214
NGPL PipeCo LLC 7.119% 2017[5]	550	578
NGPL PipeCo LLC 9.625% 2019[5]	2,165	2,287
Niagara Mohawk Power Corp. 3.508% 2024[5]	180	194
Niagara Mohawk Power Corp. 4.278% 2034[5]	300	329
Noble Corp. PLC 7.20% 2025	400	317
Noble Corp. PLC 8.20% 2045	650	464
Novelis Corp. 5.875% 2026[5]	250	257
NRG Energy, Inc. 6.25% 2022	805	821
NRG Energy, Inc. 6.625% 2027[5]	725	711
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,5]	1,112	217
Pacific Gas and Electric Co. 3.25% 2023	580	618
Pacific Gas and Electric Co. 3.85% 2023	300	330
Pacific Gas and Electric Co. 2.95% 2026	590	616
Pacific Gas and Electric Co. 3.75% 2042	630	652
Pacific Gas and Electric Co. 4.25% 2046	1,900	2,151
PacifiCorp. 3.35% 2025	1,015	1,095
PDC Energy Inc. 7.75% 2022	700	751
Peabody Energy Corp. 6.00% 2018[9]	6,140	1,489
Pernod Ricard SA 4.45% 2022[5]	1,885	2,082
Peru (Republic of) 4.125% 2027	1,455	1,670
Peru (Republic of) 5.625% 2050	280	372
Petrobras Global Finance Co. 6.85% 2115	2,000	1,702
Petrobras International Finance Co. 5.75% 2020	875	904
Petróleos Mexicanos 3.50% 2018	3,135	3,215
Petróleos Mexicanos 8.00% 2019	545	615
Petróleos Mexicanos 4.875% 2022	3,420	3,488
Petróleos Mexicanos 5.625% 2046	1,000	878
PG&E Corp. 2.40% 2019	555	566
Philip Morris International Inc. 4.25% 2044	475	530
Phillips 66 Partners LP 4.68% 2045	110	105
Ply Gem Industries, Inc. 6.50% 2022	1,100	1,122
PNC Bank 2.40% 2019	1,225	1,255
PNC Bank 2.30% 2020	865	881
PNC Bank 2.60% 2020	275	284
PNC Funding Corp. 3.30% 2022	1,000	1,063
Progress Energy, Inc. 7.05% 2019	910	1,028
Progress Energy, Inc. 7.75% 2031	550	778
American Funds Insurance Series — Global Bond Fund — Page 130 of 189

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Prologis, Inc. 3.35% 2021	$200	$212
Prologis, Inc. 4.25% 2023	2,075	2,299
Prologis, Inc. 3.75% 2025	575	620
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,618
Puget Energy, Inc. 6.50% 2020	335	389
Puget Energy, Inc. 6.00% 2021	1,023	1,184
Puget Energy, Inc. 5.625% 2022	480	553
QGOG Constellation SA 6.25% 2019[5]	2,150	989
Qorvo, Inc. 7.00% 2025	775	844
Quintiles Transnational Corp. 4.875% 2023[5]	415	428
R.R. Donnelley & Sons Co. 7.875% 2021	850	933
R.R. Donnelley & Sons Co. 6.50% 2023	1,000	1,017
Rabobank Nederland 4.625% 2023	2,795	3,024
Rayonier Advanced Materials Inc. 5.50% 2024[5]	420	386
RCI Banque 3.50% 2018[5]	1,500	1,542
Reynolds American Inc. 2.30% 2018	230	233
Reynolds American Inc. 3.25% 2020	640	674
Reynolds American Inc. 4.00% 2022	905	984
Reynolds American Inc. 4.45% 2025	4,325	4,837
Reynolds American Inc. 5.70% 2035	50	62
Reynolds American Inc. 6.15% 2043	825	1,094
Reynolds American Inc. 5.85% 2045	420	547
Reynolds Group Inc. 5.75% 2020	890	919
Roche Holdings, Inc. 2.875% 2021[5]	1,250	1,316
Roche Holdings, Inc. 3.35% 2024[5]	1,900	2,049
Royal Dutch Shell PLC 1.375% 2019	2,000	1,995
Royal Dutch Shell PLC 1.75% 2021	1,740	1,732
Ryerson Inc. 11.25% 2018	120	124
Ryerson Inc. 11.00% 2022[5]	1,550	1,709
Sabine Pass Liquefaction, LLC 5.625% 2021	1,650	1,763
Sabine Pass Liquefaction, LLC 5.75% 2024	200	216
Sabine Pass Liquefaction, LLC 5.625% 2025	390	421
Sabine Pass Liquefaction, LLC 5.00% 2027[5]	275	283
SABMiller Holdings Inc. 3.75% 2022[5]	775	840
SABMiller Holdings Inc. 4.95% 2042[5]	1,230	1,443
Scentre Group 3.50% 2025[5]	600	624
Schlumberger BV 4.00% 2025[5]	1,460	1,591
Seagate Technology LLC 4.75% 2023	975	966
Shire PLC 1.90% 2019	2,000	2,003
Shire PLC 2.40% 2021	4,350	4,367
Shire PLC 2.875% 2023	445	448
Shire PLC 3.20% 2026	405	407
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,629
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	1,950	1,555
Simon Property Group, LP 10.35% 2019	575	687
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,313
Slovenia (Republic of) 4.75% 2018[5]	1,010	1,062
Slovenia (Republic of) 5.50% 2022	10,840	12,676
Slovenia (Republic of) 5.50% 2022[5]	200	234
Slovenia (Republic of) 5.85% 2023	7,660	9,185
Slovenia (Republic of) 5.85% 2023[5]	1,575	1,889
Slovenia (Republic of) 5.25% 2024	1,010	1,188
SM Energy Co. 5.625% 2025	600	567
SM Energy Co. 6.75% 2026	100	101
SoftBank Corp. 4.50% 2020[5]	1,725	1,790
American Funds Insurance Series — Global Bond Fund — Page 131 of 189

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Sotheby’s Holdings, Inc. 5.25% 2022[5]	$425	$424
Southwestern Energy Co. 4.10% 2022	1,220	1,113
Statoil ASA 3.70% 2024	1,950	2,122
Statoil ASA 4.25% 2041	1,000	1,071
Sunoco LP 6.25% 2021[5]	830	857
Talen Energy Corp. 4.625% 2019[5]	425	402
Targa Resources Corp. 4.125% 2019	800	815
Targa Resources Partners LP 6.75% 2024	390	419
Teck Resources Ltd. 4.50% 2021	350	348
Teck Resources Ltd. 8.00% 2021[5]	350	384
Teco Finance, Inc. 5.15% 2020	75	83
Teekay Corp. 8.50% 2020	2,900	2,523
Tenet Healthcare Corp., First Lien, 4.75% 2020	175	179
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,925	1,947
Tennessee Valley Authority 5.88% 2036	500	728
Tennessee Valley Authority 5.25% 2039	1,750	2,428
Tesoro Logistics LP 5.50% 2019	680	728
Teva Pharmaceutical Finance Company BV 1.40% 2018	380	379
Teva Pharmaceutical Finance Company BV 2.20% 2021	270	270
Teva Pharmaceutical Finance Company BV 2.80% 2023	135	136
Teva Pharmaceutical Finance Company BV 3.15% 2026	145	146
Teva Pharmaceutical Finance Company BV 4.10% 2046	140	140
Thermo Fisher Scientific Inc. 2.40% 2019	390	397
Thomson Reuters Corp. 1.65% 2017	1,005	1,008
Thomson Reuters Corp. 5.65% 2043	670	795
TI Automotive Ltd. 8.75% 2023[5]	470	513
T-Mobile US, Inc. 6.731% 2022	550	580
Total Capital International 2.875% 2022	315	331
TransCanada PipeLines Ltd. 7.625% 2039	250	372
Transocean Inc. 9.00% 2023[5]	400	391
Trilogy International Partners, LLC 13.375% 2019[5]	1,950	1,957
Turkey (Republic of) 6.25% 2022	1,880	2,068
Turkey (Republic of) 6.75% 2040	210	246
U.S. Treasury 0.875% 2017	6,800	6,814
U.S. Treasury 1.50% 2018	6,400	6,487
U.S. Treasury 3.50% 2018	7,200	7,473
U.S. Treasury 0.75% 2019	7,800	7,773
U.S. Treasury 1.625% 2019[10]	26,200	26,734
U.S. Treasury 1.625% 2019	894	913
U.S. Treasury 1.75% 2019	12,050	12,351
U.S. Treasury 1.25% 2020	5,200	5,248
U.S. Treasury 1.375% 2020	17,900	18,128
U.S. Treasury 1.375% 2020	5,900	5,973
U.S. Treasury 1.375% 2020	4,050	4,099
U.S. Treasury 1.50% 2020	7,000	7,121
U.S. Treasury 1.625% 2020	2,900	2,963
U.S. Treasury 1.625% 2020	2,500	2,555
U.S. Treasury 1.625% 2020	540	552
U.S. Treasury 1.75% 2020	13,800	14,171
U.S. Treasury 2.125% 2020	4,000	4,162
U.S. Treasury 1.125% 2021	59,160	59,206
U.S. Treasury 1.375% 2021	5,000	5,055
U.S. Treasury 2.25% 2024	2,100	2,219
U.S. Treasury 2.50% 2024	14,600	15,692
U.S. Treasury 3.00% 2045	7,050	8,071
American Funds Insurance Series — Global Bond Fund — Page 132 of 189

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2046	$44,075	$43,425
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	32,206	33,841
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	11,278	11,508
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	5,582	5,774
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	1,468	1,753
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	9,824	10,351
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	666	690
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	1,256	1,267
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	6,030	7,199
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	685	711
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	32,781	36,480
United Mexican States 4.125% 2026	1,800	1,942
United Mexican States 4.75% 2044	3,200	3,336
United Rentals, Inc. 5.50% 2025	375	386
UnitedHealth Group Inc. 1.90% 2018	590	596
UnitedHealth Group Inc. 2.70% 2020	520	541
UnitedHealth Group Inc. 3.35% 2022	395	425
UnitedHealth Group Inc. 3.75% 2025	485	534
UnitedHealth Group Inc. 4.625% 2035	230	268
State of California, Various Purpose G.O. Bonds, 7.60% 2040	5,310	8,664
State of California, Various Purpose G.O. Bonds, 7.625% 2040	285	455
Verizon Communications Inc. 4.272% 2036	3,869	4,053
Verizon Communications Inc. 4.522% 2048	3,671	3,909
Virgin Australia Holdings Ltd. 8.50% 2019[5]	325	336
Volkswagen Group of America Finance, LLC 2.45% 2019[5]	545	551
VPI Escrow Corp. 6.75% 2018[5]	60	61
VPI Escrow Corp. 6.375% 2020[5]	1,735	1,635
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342% 2043[1]	90	91
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50% 2047[1]	250	254
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[1,4]	380	385
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.888% 2049[1,4]	150	152
Walgreens Boots Alliance, Inc. 1.75% 2018	1,200	1,207
Walgreens Boots Alliance, Inc. 2.60% 2021	375	384
Walgreens Boots Alliance, Inc. 3.10% 2023	325	336
WEA Finance LLC 1.75% 2017[5]	655	656
WEA Finance LLC 2.70% 2019[5]	1,500	1,539
WEA Finance LLC 3.25% 2020[5]	2,030	2,117
WEA Finance LLC 3.75% 2024[5]	535	564
Weatherford International PLC 4.50% 2022	910	774
Weatherford International PLC 8.25% 2023	875	868
Weatherford International PLC 6.75% 2040	630	453
WellPoint, Inc. 2.30% 2018	585	593
Wells Fargo & Co. 2.55% 2020	1,815	1,852
Wells Fargo & Co. 2.50% 2021	1,423	1,444
Western Digital Corp. 7.375% 2023[5]	625	688
Western Gas Partners LP 4.00% 2022	1,500	1,536
Western Gas Partners LP 3.95% 2025	2,900	2,868
Williams Companies, Inc. 3.70% 2023	900	877
Williams Partners LP 4.125% 2020	375	390
Williams Partners LP 5.25% 2020	225	244
Williams Partners LP 4.50% 2023	760	789
Williams Partners LP 4.30% 2024	1,380	1,414
Wind Acquisition SA 4.75% 2020[5]	700	712
Wind Acquisition SA 7.375% 2021[5]	2,225	2,333
Windstream Holdings, Inc. 7.75% 2021	1,825	1,825
American Funds Insurance Series — Global Bond Fund — Page 133 of 189

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
WM. Wrigley Jr. Co 3.375% 2020[5]	$515	$546
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[5]	475	458
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[5]	275	278
Wynn Macau, Ltd. 5.25% 2021[5]	1,150	1,167
Zayo Group Holdings, Inc. 6.00% 2023	225	237
ZF Friedrichshafen AG 4.50% 2022[5]	235	249
ZF Friedrichshafen AG 4.75% 2025[5]	435	458
Ziggo Bond Finance BV 5.50% 2027[5]	650	650
Zimmer Holdings, Inc. 3.15% 2022	790	818
		1,116,263
Total bonds, notes & other debt instruments (cost: $2,265,438,000)		2,312,225
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-1, 3.88% convertible preferred[7,11,12]	329	165
CEVA Group PLC, Series A-2, 2.88% convertible preferred[7,11,12]	36	13
Total convertible stocks (cost: $386,000)		178
Common stocks 0.05% U.S. dollars 0.05%
Warrior Met Coal, LLC, Class B5,7,11	2,719	332
Warrior Met Coal, LLC, Class A5,7,11	1,068	130
NII Holdings, Inc.[11]	129,368	431
Corporate Risk Holdings I, Inc.[7,11]	25,840	219
Corporate Risk Holdings Corp.[7,11]	131	—
CEVA Group PLC[7,11,12]	431	156
Atrium Corp.[5,7,11]	2	—
Total common stocks (cost: $4,541,000)		1,268
Short-term securities 4.80%	Principal amount (000)
Bank of Montreal 0.93% due 12/14/2016	$ 30,000	29,953
BNP Paribas, New York Branch 0.27% due 10/3/2016	24,400	24,399
Federal Home Loan Bank 0.27%–0.29% due 11/16/2016–12/5/2016	30,000	29,987
John Deere Financial Ltd. 0.46% due 10/4/2016[5]	20,000	19,999
Nestlé Capital Corp. 0.71% due 1/12/2017[5]	10,000	9,985
Total short-term securities (cost: $114,308,000)		114,323
Total investment securities 101.83% (cost: $2,384,673,000)		2,427,994
Other assets less liabilities (1.83)%		(43,547)
Net assets 100.00%		$2,384,447
American Funds Insurance Series — Global Bond Fund — Page 134 of 189

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Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $423,457,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
British pounds	10/28/2016	Barclays Bank PLC	£6,043	$7,846	$(8)
Euros	10/6/2016	HSBC Bank	€1,397	$1,578	(8)
Euros	10/6/2016	Bank of America, N.A.	€6,470	$7,299	(29)
Euros	10/26/2016	HSBC Bank	€10,755	$12,100	(4)
Euros	10/27/2016	Bank of America, N.A.	€5,462	$6,105	39
Euros	10/27/2016	UBS AG	€17,250	$19,507	(105)
Euros	10/28/2016	HSBC Bank	€5,517	$6,219	(13)
Euros	11/4/2016	Barclays Bank PLC	€6,758	$7,550	54
Euros	11/4/2016	Barclays Bank PLC	€6,745	$7,600	(10)
Japanese yen	10/6/2016	Bank of America, N.A.	¥1,188,859	$11,855	(128)
Japanese yen	10/7/2016	Citibank	¥787,473	$7,876	(108)
Japanese yen	10/11/2016	Barclays Bank PLC	¥2,551,566	$25,027	146
Japanese yen	10/11/2016	UBS AG	¥83,376	$818	5
Japanese yen	10/17/2016	HSBC Bank	¥846,335	$8,341	11
Japanese yen	10/20/2016	HSBC Bank	¥915,834	$8,934	105
Japanese yen	10/20/2016	JPMorgan Chase	¥803,890	$7,835	99
Japanese yen	10/21/2016	Citibank	¥256,880	$2,512	23
Japanese yen	10/24/2016	HSBC Bank	¥1,310,000	$13,149	(217)
Japanese yen	10/27/2016	UBS AG	¥831,048	$8,140	65
Japanese yen	10/27/2016	Citibank	¥596,002	$5,837	47
Japanese yen	10/27/2016	JPMorgan Chase	¥392,477	$3,843	32
Japanese yen	10/27/2016	HSBC Bank	¥362,404	$3,549	29
Japanese yen	10/27/2016	UBS AG	¥1,533,921	$15,250	(106)
Japanese yen	10/28/2016	HSBC Bank	¥1,622,930	$16,000	24
Japanese yen	10/28/2016	Barclays Bank PLC	¥479,785	$4,791	(55)
Japanese yen	10/28/2016	UBS AG	¥820,947	$8,202	(96)
Japanese yen	10/28/2016	HSBC Bank	¥3,022,306	$30,195	(355)
Japanese yen	10/28/2016	Citibank	¥3,209,157	$32,043	(358)
Japanese yen	12/5/2016	UBS AG	¥1,008,354	$10,041	(68)
Norwegian kroner	10/19/2016	Barclays Bank PLC	NKr46,831	$5,750	108
Norwegian kroner	10/26/2016	Bank of America, N.A.	NKr49,787	$6,140	88
Norwegian kroner	10/27/2016	Bank of America, N.A.	NKr100,062	$12,051	466
Norwegian kroner	11/3/2016	Bank of America, N.A.	NKr48,486	$5,848	217
Swedish kronor	10/19/2016	Barclays Bank PLC	SKr60,114	$7,097	(82)
Swedish kronor	10/24/2016	Barclays Bank PLC	SKr30,059	$3,609	(101)
					$(293)
Sales:
Australian dollars	10/21/2016	UBS AG	$15,437	A$20,200	$(15)
Australian dollars	10/24/2016	Bank of America, N.A.	$7,491	A$10,000	(158)
Australian dollars	10/26/2016	JPMorgan Chase	$4,279	A$5,600	(4)
British pounds	10/7/2016	HSBC Bank	$1,558	£1,180	29
British pounds	10/21/2016	Barclays Bank PLC	€6,202	£5,250	166
British pounds	10/21/2016	HSBC Bank	$5,457	£4,100	140
British pounds	10/26/2016	UBS AG	$11,684	£8,918	118
British pounds	10/28/2016	HSBC Bank	¥312,048	£2,400	(32)
Canadian dollars	10/17/2016	Bank of America, N.A.	€2,728	C$4,000	17
Canadian dollars	10/18/2016	Bank of America, N.A.	$6,026	C$7,950	(35)
Colombian pesos	10/7/2016	Citibank	$4,511	COP13,434,070	(142)
American Funds Insurance Series — Global Bond Fund — Page 135 of 189

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Colombian pesos	11/4/2016	JPMorgan Chase	$4,915	COP14,451,550	$(63)
Danish kroner	10/7/2016	Citibank	NKr30,745	DKr24,600	133
Euros	10/6/2016	Citibank	SKr41,599	€4,400	(93)
Euros	10/6/2016	Citibank	SKr49,635	€5,250	(112)
Euros	10/7/2016	HSBC Bank	NKr48,835	€5,250	209
Euros	10/28/2016	HSBC Bank	¥603,549	€5,350	(59)
Hungarian forints	10/7/2016	HSBC Bank	€3,219	HUF1,000,000	(30)
Hungarian forints	11/4/2016	HSBC Bank	€79,726	HUF24,730,000	(485)
Indian rupees	10/13/2016	UBS AG	$9,316	INR620,000	28
Indian rupees	10/13/2016	JPMorgan Chase	$7,350	INR489,200	22
Malaysian ringgits	10/14/2016	UBS AG	$4,431	MYR18,200	34
Malaysian ringgits	10/14/2016	JPMorgan Chase	$3,162	MYR13,000	21
Malaysian ringgits	10/14/2016	Citibank	$1,071	MYR4,400	8
New Zealand dollars	10/28/2016	Bank of America, N.A.	$6,020	NZ$8,250	20
New Zealand dollars	10/28/2016	Bank of America, N.A.	$6,019	NZ$8,300	(18)
Polish zloty	10/26/2016	JPMorgan Chase	$10,442	PLN39,827	34
Polish zloty	11/4/2016	Barclays Bank PLC	€58,100	PLN251,300	(289)
Polish zloty	11/7/2016	Barclays Bank PLC	$6,701	PLN25,673	(7)
South African rand	11/3/2016	JPMorgan Chase	$2,020	ZAR28,350	(32)
					$(595)
Forward currency contracts — net					$(888)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $154,449,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.572%	9/16/2020	$10,000	$176
Receive	LCH	3-month USD-LIBOR	1.2185	2/8/2021	40,000	131
Receive	LCH	3-month USD-LIBOR	1.053	7/14/2021	12,000	(63)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	1,100	(202)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	17,400	(3,161)
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	10,000	(1,890)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	6,000	(844)
Pay	LCH	3-month USD-LIBOR	2.116	4/15/2046	5,750	(475)
Receive	LCH	6-month EURIBOR	1.1193	5/27/2046	€5,000	579
Receive	LCH	6-month EURIBOR	0.7398	9/1/2046	7,000	(19)
						$(5,768)

American Funds Insurance Series — Global Bond Fund — Page 136 of 189

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,970,000, which represented .25% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $203,210,000, which represented 8.52% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,195,000, which represented .05% of the net assets of the fund.
[8]	Purchased on a TBA basis.
[9]	Scheduled interest and/or principal payment was not received.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,030,000, which represented .29% of the net assets of the fund.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.88% convertible preferred	4/3/2013	$334	$165.01%
CEVA Group PLC	3/10/2010	998	156.01
CEVA Group PLC, Series A-2, 2.88% convertible preferred	3/10/2010	52	13.00
Total private placement securities		$1,384	$334.02%

Key to abbreviations and symbols
A$ = Australian dollars	LCH = LCH.Clearnet
ARS = Argentine pesos	LIBOR = London Interbank Offered Rate
£ = British pounds	LOC = Letter of Credit
C$ = Canadian dollars	MXN = Mexican pesos
CLP = Chilean pesos	MYR = Malaysian ringgits
COP = Colombian pesos	NKr = Norwegian kroner
DKr = Danish kroner	NZ$ = New Zealand dollars
€ = Euros	PHP = Philippine pesos
EURIBOR = Euro Interbank Offered Rate	PLN = Polish zloty
G.O. = General Obligation	SKr = Swedish kronor
HUF = Hungarian forints	TBA = To-be-announced
ILS = Israeli shekels	THB = Thai baht
INR = Indian rupees	TRY = Turkish lira
¥ = Japanese yen	ZAR = South African rand
American Funds Insurance Series — Global Bond Fund — Page 137 of 189

High-Income Bond Fund
Investment portfolio
September 30, 2016
unaudited
Bonds, notes & other debt instruments 92.98% Corporate bonds & notes 91.60% Energy 16.29%	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,3]	$5,601	$483
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,3]	7,975	4,426
American Energy (Permian Basin) 7.125% 2020[4]	7,520	5,358
American Energy (Permian Basin) 7.375% 2021[4]	1,920	1,368
Antero Resources Corp. 5.375% 2024[4]	2,235	2,269
Ascent Resources Utica, LLC, 15.00% 2019[1,2,3,5,6]	863	328
Baytex Energy Corp. 5.125% 2021[4]	1,000	838
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	5,975	5,870
California Resources Corp., Term Loan B1, 11.375% 2021[1,2,3]	1,325	1,395
Cheniere Energy, Inc. 7.00% 2024[4]	940	1,020
Chesapeake Energy Corp. 3.930% 2019[3]	6,425	6,040
Chesapeake Energy Corp. 4.875% 2022	3,825	3,232
Chesapeake Energy Corp. 8.00% 2022[4]	1,830	1,857
Chesapeake Energy Corp., Term Loan, 8.50% 2021[1,2,3]	1,350	1,418
Concho Resources Inc. 5.50% 2023	700	725
CONSOL Energy Inc. 5.875% 2022	10,700	9,897
DCP Midstream Operating LP 4.95% 2022	5,000	5,119
DCP Midstream Operating LP 3.875% 2023	2,455	2,357
Denbury Resources Inc. 9.00% 2021[4]	1,354	1,425
Diamond Offshore Drilling, Inc. 4.875% 2043	2,310	1,616
Ecopetrol SA 5.875% 2045	1,450	1,341
Enbridge Energy Partners, LP 4.375% 2020	900	950
Enbridge Energy Partners, LP 5.875% 2025	685	789
Enbridge Energy Partners, LP 7.375% 2045	2,545	3,236
Energy Transfer Partners, LP 7.50% 2020	3,800	4,190
Energy Transfer Partners, LP 5.875% 2024	5,700	5,942
Energy Transfer Partners, LP 5.50% 2027	2,470	2,470
EnLink Midstream Partners, LP 5.05% 2045	970	864
Ensco PLC 5.20% 2025	1,100	807
Ensco PLC 5.75% 2044	4,645	2,860
EP Energy Corp. 9.375% 2020	1,640	1,173
EP Energy Corp. 6.375% 2023	675	405
Extraction Oil & Gas Holdings LLC 7.875% 2021[4]	3,550	3,701
Genesis Energy, LP 6.75% 2022	3,650	3,779
Holly Energy Partners, LP 6.00% 2024[4]	2,185	2,272
Jupiter Resources Inc. 8.50% 2022[4]	5,025	4,246
Kinder Morgan, Inc. 4.30% 2025	1,440	1,500
Kinder Morgan, Inc. 5.55% 2045	1,710	1,764
Laredo Petroleum, Inc. 7.375% 2022	1,341	1,393
Magellan Midstream Partners, LP 4.25% 2046	1,415	1,414
Matador Resources Co. 6.875% 2023	100	104
Murphy Oil Corp. 6.875% 2024	2,325	2,407
Murray Energy Corp., Term Loan B1, 7.75% 2017[1,2,3]	962	932
NGL Energy Partners LP 5.125% 2019	465	439
NGL Energy Partners LP 6.875% 2021	8,710	8,296
American Funds Insurance Series — High-Income Bond Fund — Page 138 of 189

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGPL PipeCo LLC 7.119% 2017[4]	$3,425	$3,596
NGPL PipeCo LLC 9.625% 2019[4]	13,810	14,587
NGPL PipeCo LLC 7.768% 2037[4]	1,795	1,957
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[1,2,3]	113	113
Noble Corp. PLC 7.20% 2025	3,135	2,484
Noble Corp. PLC 8.20% 2045	3,450	2,462
ONEOK, Inc. 4.25% 2022	1,625	1,601
ONEOK, Inc. 7.50% 2023	1,250	1,403
Parsley Energy, Inc. 6.25% 2024[4]	350	363
PBF Energy Inc. 7.00% 2023[4]	1,450	1,374
PDC Energy Inc. 7.75% 2022	7,050	7,561
Peabody Energy Corp. 6.00% 2018[7]	28,745	6,971
Peabody Energy Corp. 6.50% 2020[7]	2,500	606
Peabody Energy Corp. 6.25% 2021[7]	6,220	1,508
Petrobras Global Finance Co. 3.00% 2019	3,415	3,355
Petrobras Global Finance Co. 8.375% 2021	1,575	1,730
Petrobras Global Finance Co. 6.25% 2024	1,395	1,367
Petrobras Global Finance Co. 8.75% 2026	2,100	2,326
Petrobras International Finance Co. 5.75% 2020	4,290	4,432
Petróleos Mexicanos 4.625% 2023[4]	1,525	1,534
Petróleos Mexicanos 6.875% 2026[4]	2,250	2,542
QGOG Constellation SA 6.25% 2019[4]	6,105	2,808
Range Resources Corp. 5.00% 2023[4]	1,700	1,670
Range Resources Corp. 4.875% 2025	2,075	2,002
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	2,775	2,868
Rice Energy Inc. 6.25% 2022	1,050	1,089
Rice Energy Inc. 7.25% 2023	750	806
Sabine Pass Liquefaction, LLC 5.625% 2021	5,250	5,611
Sabine Pass Liquefaction, LLC 5.75% 2024	6,500	7,028
Sabine Pass Liquefaction, LLC 5.625% 2025	5,895	6,359
Sabine Pass Liquefaction, LLC 5.00% 2027[4]	3,750	3,853
Sabine Pass LNG, LP 5.875% 2026[4]	525	573
Seven Generations Energy Ltd. 6.75% 2023[4]	2,850	2,971
SM Energy Co. 5.625% 2025	3,700	3,497
SM Energy Co. 6.75% 2026	275	278
Southwestern Energy Co. 4.10% 2022	6,405	5,845
Southwestern Energy Co. 6.70% 2025	1,090	1,094
Sunoco LP 5.50% 2020[4]	2,695	2,719
Sunoco LP 6.25% 2021[4]	4,005	4,135
Targa Resources Corp. 4.125% 2019	4,350	4,433
Targa Resources Corp. 5.125% 2025[4]	1,500	1,506
Targa Resources Partners LP 6.75% 2024	1,910	2,053
Targa Resources Partners LP 5.375% 2027[4]	1,500	1,513
Teekay Corp. 8.50% 2020	16,273	14,158
Tesoro Logistics LP 6.125% 2021	200	209
Tesoro Logistics LP 6.25% 2022	450	483
Tesoro Logistics LP 6.375% 2024	1,170	1,261
Transocean Inc. 8.125% 2021	2,855	2,741
Transocean Inc. 9.00% 2023[4]	4,325	4,228
Weatherford International PLC 7.75% 2021	1,400	1,391
Weatherford International PLC 4.50% 2022	4,540	3,859
Weatherford International PLC 8.25% 2023	5,575	5,533
Weatherford International PLC 6.75% 2040	4,230	3,044
Williams Companies, Inc. 3.70% 2023	4,700	4,583
American Funds Insurance Series — High-Income Bond Fund — Page 139 of 189

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 3.60% 2022	$405	$413
YPF Sociedad Anónima 8.50% 2021[4]	2,675	2,992
		287,793
Health care 13.97%
Alere Inc. 6.50% 2020	660	663
AMN Healthcare Services, Inc. 5.125% 2024[4]	1,175	1,190
Centene Corp. 5.625% 2021	3,555	3,786
Centene Corp. 4.75% 2022	11,690	12,128
Centene Corp. 6.125% 2024	2,150	2,338
Community Health Systems Inc. 5.125% 2021	1,005	997
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[1,2,3]	958	861
Concordia Healthcare Corp. 9.50% 2022[4]	3,415	2,382
Concordia Healthcare Corp. 7.00% 2023[4]	2,140	1,380
ConvaTec Finance International SA 8.25% 2019[4,6]	3,525	3,522
DaVita HealthCare Partners Inc. 5.00% 2025	2,465	2,480
DJO Finance LLC 10.75% 2020[4]	4,550	3,799
DJO Finco Inc. 8.125% 2021[4]	9,160	8,542
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[4]	1,585	1,450
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	230	214
HCA Inc. 6.50% 2020	650	722
HCA Inc. 5.00% 2024	2,900	3,081
HCA Inc. 5.25% 2026	1,975	2,103
HCA Inc. 5.875% 2026	1,455	1,553
HCA Inc. 4.50% 2027	2,025	2,038
Healthsouth Corp. 5.75% 2024	1,275	1,327
Healthsouth Corp. 5.75% 2025	5,380	5,636
Hologic, Inc. 5.25% 2022[4]	415	442
inVentiv Health, Inc. 9.00% 2018[4]	3,310	3,405
inVentiv Health, Inc. 10.00% 2018[4,6]	18,445	18,960
inVentiv Health, Inc. 10.00% 2018	8,597	8,619
inVentiv Health, Inc. 10.00% 2018	3,930	3,940
inVentiv Health, Inc. 7.50% 2024[4]	3,325	3,396
inVentiv Health, Inc., Term Loan B, 4.75% 2023[1,2,3]	2,400	2,405
Jaguar Holding Co. 6.375% 2023[4]	2,050	2,137
Kindred Healthcare, Inc. 8.00% 2020	900	920
Kindred Healthcare, Inc. 8.75% 2023	1,000	1,004
Kinetic Concepts, Inc. 10.50% 2018	20,215	21,256
Kinetic Concepts, Inc. 12.50% 2019	13,628	13,594
Kinetic Concepts, Inc. 7.875% 2021[4]	1,990	2,159
Kinetic Concepts, Inc. 9.625% 2021[4]	13,775	13,809
LifePoint Health, Inc. 5.375% 2024[4]	500	501
Mallinckrodt PLC 4.875% 2020[4]	4,860	4,982
Mallinckrodt PLC 5.625% 2023[4]	1,955	1,882
MEDNAX, Inc. 5.25% 2023[4]	260	274
Molina Healthcare, Inc. 5.375% 2022	7,100	7,366
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,3]	4,975	4,886
Prestige Brands International Inc. 6.375% 2024[4]	900	961
Quintiles Transnational Corp. 4.875% 2023[4]	1,675	1,729
RegionalCare Hospital Partners Holdings, Inc. 8.25% 2023[4]	3,350	3,467
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,2,3,5,6]	5,849	5,340
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,2,3,5]	3,007	2,992
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,2,3,5]	2,300	2,289
Teleflex Inc. 4.875% 2026	2,450	2,542
American Funds Insurance Series — High-Income Bond Fund — Page 140 of 189

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp. 4.375% 2021	$1,000	$1,000
Tenet Healthcare Corp. 6.75% 2023	1,360	1,268
Tenet Healthcare Corp., First Lien, 4.75% 2020	6,185	6,309
Tenet Healthcare Corp., First Lien, 6.00% 2020	3,730	3,954
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,355	1,370
Valeant Pharmaceuticals International Inc. 7.00% 2020[4]	345	338
Valeant Pharmaceuticals International Inc. 5.50% 2023[4]	1,675	1,441
Vizient Inc. 10.375% 2024[4]	1,960	2,254
VPI Escrow Corp. 6.75% 2018[4]	9,100	9,191
VPI Escrow Corp. 6.375% 2020[4]	11,520	10,858
VPI Escrow Corp. 7.50% 2021[4]	2,725	2,647
VRX Escrow Corp. 5.375% 2020[4]	5,200	4,836
VRX Escrow Corp. 5.875% 2023[4]	2,020	1,756
VRX Escrow Corp. 6.125% 2025[4]	2,450	2,116
		246,787
Telecommunication services 12.64%
Altice Financing SA 6.625% 2023[4]	835	860
Altice Finco SA 9.875% 2020[4]	850	906
Altice Finco SA 6.50% 2022[4]	1,000	1,059
Altice Finco SA, First Lien, 7.75% 2022[4]	300	321
Altice NV 5.50% 2026[4]	1,300	1,345
CenturyLink, Inc. 7.50% 2024	3,913	4,187
CenturyLink, Inc. 5.625% 2025	725	697
CenturyLink, Inc., Series T, 5.80% 2022	187	192
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	12,320	12,736
Cincinnati Bell Inc. 7.00% 2024[4]	1,100	1,130
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	1,250	1,275
Columbus International Inc. 7.375% 2021[4]	1,800	1,916
Digicel Group Ltd. 8.25% 2020[4]	13,300	11,621
Digicel Group Ltd. 6.00% 2021[4]	2,850	2,551
Digicel Group Ltd. 7.125% 2022[4]	2,750	2,130
Frontier Communications Corp. 8.50% 2020	3,000	3,255
Frontier Communications Corp. 8.875% 2020	1,050	1,137
Frontier Communications Corp. 8.75% 2022	200	205
Frontier Communications Corp. 10.50% 2022	5,955	6,335
Frontier Communications Corp. 11.00% 2025	12,302	12,871
Inmarsat PLC 4.875% 2022[4]	4,250	4,059
Inmarsat PLC 6.50% 2024[4]	3,700	3,714
Intelsat Jackson Holding Co. 7.25% 2019	10,725	8,687
Intelsat Jackson Holding Co. 7.25% 2020	4,300	3,354
Level 3 Communications, Inc. 5.125% 2023	2,150	2,223
Ligado Networks, Term Loan, 9.75% 2020[1,2,3,6]	25,008	22,663
MetroPCS Wireless, Inc. 6.25% 2021	11,650	12,269
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,256
Neptune Finco Corp. (Altice NV) 10.125% 2023[4]	1,925	2,226
Neptune Finco Corp. (Altice NV) 6.625% 2025[4]	2,025	2,202
Numericable Group SA 6.00% 2022[4]	1,290	1,321
Numericable Group SA 7.375% 2026[4]	3,325	3,403
Sable International Finance Ltd. 6.875% 2022[4]	1,600	1,668
SBA Communications Corp. 4.875% 2024[4]	3,200	3,232
SoftBank Corp. 4.50% 2020[4]	8,725	9,052
Sprint Capital Corp. 6.90% 2019	1,225	1,274
Sprint Nextel Corp. 8.375% 2017	625	651
American Funds Insurance Series — High-Income Bond Fund — Page 141 of 189

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Nextel Corp. 7.00% 2020	$650	$656
Sprint Nextel Corp. 7.25% 2021	3,525	3,560
Sprint Nextel Corp. 11.50% 2021	4,250	4,909
Sprint Nextel Corp. 7.875% 2023	2,050	2,081
Sprint Nextel Corp. 6.875% 2028	700	662
T-Mobile US, Inc. 6.731% 2022	2,400	2,529
T-Mobile US, Inc. 6.00% 2024	675	724
T-Mobile US, Inc. 6.375% 2025	3,025	3,297
T-Mobile US, Inc. 6.50% 2026	475	528
Trilogy International Partners, LLC 13.375% 2019[4]	10,825	10,866
Wind Acquisition SA 4.75% 2020[4]	3,150	3,205
Wind Acquisition SA 7.375% 2021[4]	17,725	18,589
Windstream Holdings, Inc. 7.75% 2021	9,600	9,600
Zayo Group Holdings, Inc. 6.00% 2023	2,625	2,763
Zayo Group Holdings, Inc. 6.375% 2025	1,625	1,737
Ziggo Bond Finance BV 5.50% 2027[4]	4,725	4,725
		223,414
Materials 10.95%
Alcoa Inc. 6.75% 2024[4]	875	911
Alcoa Inc. 7.00% 2026[4]	275	285
Aleris International, Inc. 9.50% 2021[4]	1,755	1,895
Anglo American Capital PLC 4.125% 2021[4]	1,275	1,288
ArcelorMittal 10.85% 2019	1,550	1,883
ArcelorMittal 7.75% 2041	11,955	12,523
Ardagh Packaging Finance 6.25% 2019[4]	1,550	1,591
Ardagh Packaging Finance 6.75% 2021[4]	790	820
Ardagh Packaging Finance 6.625% 2023[6]	€2,650	2,873
Ardagh Packaging Finance 7.25% 2024[4]	$1,065	1,142
Ashland Inc. 4.75% 2022	1,485	1,550
Ashland Inc. 5.50% 2024[4]	1,360	1,428
Ball Corp. 4.375% 2020	2,000	2,145
BHP Billiton Finance Ltd. 6.25% 2075[4]	1,395	1,514
BHP Billiton Finance Ltd. 6.75% 2075[4]	1,125	1,277
CEMEX SAB de CV 6.50% 2019[4]	545	579
CEMEX SAB de CV 7.75% 2026[4]	1,725	1,918
Chemours Co. 6.625% 2023	6,460	6,347
Chemours Co. 7.00% 2025	8,140	8,038
Cliffs Natural Resources Inc. 8.25% 2020[4]	6,000	6,397
CVR Partners, LP 9.25% 2023[4]	1,300	1,261
First Quantum Minerals Ltd. 6.75% 2020[4]	14,793	13,757
First Quantum Minerals Ltd. 7.00% 2021[4]	17,193	15,603
First Quantum Minerals Ltd. 7.25% 2022[4]	3,025	2,707
FMG Resources 3.75% 2019[1,2,3]	4,417	4,418
FMG Resources 9.75% 2022[4]	10,405	12,122
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	4,830	4,419
Freeport-McMoRan Inc. 6.50% 2020	2,600	2,678
Freeport-McMoRan Inc. 6.75% 2022	1,350	1,387
Georgia Gulf Corp. 4.625% 2021	3,325	3,504
Georgia Gulf Corp. 4.875% 2023	800	834
Huntsman International LLC 4.875% 2020	4,070	4,273
INEOS Group Holdings SA 5.375% 2024	€1,650	1,817
INEOS Group Holdings SA 5.625% 2024[4]	$1,325	1,303
Louisiana-Pacific Corp. 4.875% 2024[4]	1,990	1,995
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Novelis Corp. 6.25% 2024[4]	$1,175	$1,251
Novelis Corp. 5.875% 2026[4]	4,000	4,105
Owens-Illinois, Inc. 5.00% 2022[4]	560	596
Owens-Illinois, Inc. 5.875% 2023[4]	3,310	3,560
Owens-Illinois, Inc. 5.375% 2025[4]	420	438
Owens-Illinois, Inc. 6.375% 2025[4]	1,905	2,101
Platform Specialty Products Corp. 10.375% 2021[4]	4,360	4,720
Platform Specialty Products Corp. 6.50% 2022[4]	105	103
Platform Specialty Products Corp., Term Loan B-1, 5.50% 2020[1,2,3]	2,210	2,221
Rayonier Advanced Materials Inc. 5.50% 2024[4]	3,540	3,257
Reynolds Group Inc. 9.875% 2019	1,863	1,921
Reynolds Group Inc. 5.75% 2020	7,870	8,126
Reynolds Group Inc. 7.00% 2024[4]	1,755	1,885
Ryerson Inc. 11.25% 2018	775	799
Ryerson Inc. 11.00% 2022[4]	10,932	12,053
Summit Materials, Inc. 6.125% 2023	2,105	2,158
Teck Resources Ltd. 4.50% 2021	2,100	2,089
Teck Resources Ltd. 8.00% 2021[4]	3,675	4,029
Tembec Industries Inc. 9.00% 2019[4]	350	267
Vale Overseas Ltd. 5.875% 2021	1,325	1,391
Vale Overseas Ltd. 6.25% 2026	1,695	1,775
Vale Overseas Ltd. 6.875% 2039	1,530	1,488
Vale SA 5.625% 2042	550	465
Zekelman Industries Inc. 9.875% 2023[4]	1,115	1,179
Zekelman Industries Inc., Term Loan B, 6.00% 2021[1,2,3]	2,958	3,006
		193,465
Consumer discretionary 10.77%
Adient Global Holdings Ltd. 3.50% 2024	€1,165	1,310
Adient Global Holdings Ltd. 4.875% 2026[4]	$225	226
Boyd Gaming Corp. 6.875% 2023	1,315	1,434
Boyd Gaming Corp. 6.375% 2026[4]	1,875	2,020
Brinker International, Inc. 5.00% 2024[4]	1,100	1,117
Burger King Corp. 4.625% 2022[4]	1,500	1,564
Burger King Corp. 6.00% 2022[4]	4,125	4,331
Cablevision Systems Corp. 7.75% 2018	375	398
Cablevision Systems Corp. 6.75% 2021	5,425	5,750
Cablevision Systems Corp. 5.50% 2027[4]	2,350	2,409
CBS Outdoor Americas Inc. 5.25% 2022	500	522
CBS Outdoor Americas Inc. 5.625% 2024	400	418
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	600	630
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[4]	1,000	1,106
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	2,025	2,126
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	10,445	11,098
Cedar Fair, LP 5.375% 2024	1,810	1,919
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	10,778	10,738
Cumulus Media Holdings Inc. 7.75% 2019	2,630	1,078
Cumulus Media Inc., Term Loan B, 4.25% 2020[1,2,3]	918	645
DISH DBS Corp. 4.25% 2018	3,600	3,699
DISH DBS Corp. 5.875% 2022	1,050	1,084
DISH DBS Corp. 7.75% 2026[4]	400	426
Dollar Tree Inc. 5.25% 2020	325	339
Dollar Tree Inc. 5.75% 2023	625	676
Gannett Co., Inc. 5.125% 2019	915	940
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Gannett Co., Inc. 4.875% 2021[4]	$70	$73
General Motors Co. 4.00% 2025	285	292
General Motors Financial Co. 5.25% 2026	185	203
Goodyear Tire & Rubber Co. 5.00% 2026	550	566
Hilton Worldwide Holdings Inc. 4.25% 2024[4]	675	692
iHeartCommunications, Inc. 10.625% 2023	515	386
iHeartCommunications, Inc., Term Loan D, 7.27% 2019[1,2,3]	2,350	1,810
International Game Technology 6.25% 2022[4]	2,000	2,139
Landry’s, Inc. 6.75% 2024[4]	1,650	1,683
Landry’s, Inc., Term Loan B, 4.00% 2023[1,2,3]	1,100	1,107
Limited Brands, Inc. 6.625% 2021	875	1,013
Limited Brands, Inc. 6.875% 2035	4,750	5,201
McClatchy Co. 9.00% 2022	2,875	2,968
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[1,2,3]	1,676	1,687
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[4]	1,050	1,138
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	500	519
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	2,400	2,544
Melco Crown Entertainment Ltd. 5.00% 2021[4]	1,700	1,713
MGM Growth Properties LLC 5.625% 2024[4]	1,525	1,658
MGM Resorts International 8.625% 2019	3,225	3,652
MGM Resorts International 7.75% 2022	750	872
MGM Resorts International 6.00% 2023	5,500	5,981
Michaels Stores, Inc. 5.875% 2020[4]	850	883
Mohegan Tribal Gaming Authority 7.875% 2024[4]	1,600	1,606
Mohegan Tribal Gaming Authority, Term Loan B, 5.50% 2023[1,2,3]	2,175	2,153
NBC Universal Enterprise, Inc. 5.25% 2049[4]	835	893
Needle Merger Sub Corp. 8.125% 2019[4]	6,126	6,141
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	550	459
Neiman Marcus Group LTD Inc. 8.75% 2021[4,6]	5,415	4,305
Neiman Marcus, Term Loan B, 4.25% 2020[1,2,3]	3,546	3,287
Netflix, Inc. 5.75% 2024	1,705	1,841
Newell Rubbermaid Inc. 5.00% 2023[4]	675	719
PETCO Animal Supplies, Inc., Term Loan B-1, 5.00% 2023[1,2,3]	995	1,006
PETsMART, Inc. 7.125% 2023[4]	3,750	3,947
Pinnacle Entertainment, Inc. 5.625% 2024[4]	150	151
Playa Resorts Holding BV 8.00% 2020[4]	2,500	2,562
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[1,2,3]	873	876
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 6.125% 2021[4]	2,100	2,174
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	425	460
Schaeffler Finance BV 4.25% 2021[4]	850	876
Schaeffler Finance BV 4.75% 2021[4]	200	208
Schaeffler Verwaltungs 4.50% 2023[4,6]	2,650	2,681
Schaeffler Verwaltungs 4.75% 2026[4,6]	1,785	1,798
Sotheby’s Holdings, Inc. 5.25% 2022[4]	2,200	2,194
Tenneco Inc. 5.00% 2026	575	584
TI Automotive Ltd. 8.75% 2023[4]	4,345	4,747
Tribune Media Co. 5.875% 2022	1,725	1,754
Uber Technologies, Inc. 5.00% 2023[1,2,3]	6,100	6,112
Univision Communications Inc. 8.50% 2021[4]	1,691	1,751
Univision Communications Inc. 6.75% 2022[4]	500	533
Univision Communications Inc. 5.125% 2023[4]	1,850	1,882
Univision Communications Inc., Term Loan C3, 4.00% 2020[1,2,3]	73	73
Warner Music Group 5.625% 2022[4]	2,350	2,441
Warner Music Group 5.00% 2023[4]	1,120	1,140
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	$2,965	$3,080
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	2,425	2,337
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[4]	4,900	4,955
Wynn Macau, Ltd. 5.25% 2021[4]	8,825	8,957
YUM! Brands, Inc. 5.00% 2024[4]	3,225	3,378
YUM! Brands, Inc. 5.25% 2026[4]	405	429
ZF Friedrichshafen AG 4.50% 2022[4]	3,335	3,539
ZF Friedrichshafen AG 4.75% 2025[4]	5,260	5,543
		190,355
Industrials 10.19%
ADT Corp. 3.50% 2022	2,150	2,080
AerCap Holdings NV 3.75% 2019	876	897
Aircastle Ltd. 5.00% 2023	2,025	2,121
Allison Transmission Holdings, Inc. 5.00% 2024[4]	2,275	2,333
American Airlines, Inc., 5.50% 2019[4]	500	521
American Builders & Contractors Supply Co. Inc. 5.75% 2023[4]	2,325	2,424
ARAMARK Corp. 5.125% 2024	825	860
ARAMARK Corp. 4.75% 2026[4]	650	655
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,430	18,410
Bombardier Inc. 7.75% 2020[4]	690	709
Builders Firstsource, Inc. 10.75% 2023[4]	3,025	3,486
Builders FirstSource, Inc. 5.625% 2024[4]	6,400	6,592
CEVA Group PLC 9.00% 2021[4]	1,700	1,105
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[1,2,3]	1,867	1,503
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[1,2,3]	331	266
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[1,2,3]	1,920	1,545
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[1,2,3]	2,648	2,131
Cloud Crane LLC, 10.125% 2024[4]	1,175	1,222
Constellis Holdings 9.75% 2020[4]	1,275	1,259
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[2]	113	116
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[2]	3	3
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[2]	53	56
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	261	277
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[2]	3	3
Corporate Risk Holdings LLC 9.50% 2019[4]	12,782	12,398
Corporate Risk Holdings LLC 11.50% 2020[4,5,6]	1,224	1,288
DAE Aviation Holdings, Inc. 10.00% 2023[4]	6,685	7,203
Deck Chassis Acquisition Inc. 10.00% 2023[4]	3,540	3,726
Euramax International, Inc. 12.00% 2020[4]	4,975	5,112
FBM Finance, Inc. 8.25% 2021[4]	2,875	3,019
Gardner Denver, Inc. 6.875% 2021[4]	2,200	2,073
Gates Global LLC 6.00% 2022[4]	3,400	3,247
Gates Global LLC, Term Loan B, 4.25% 2021[1,2,3]	1,742	1,719
General Electric Co. 5.00% (undated)	1,515	1,613
Hardwoods Acquisition Inc 7.50% 2021[4]	4,150	3,144
HD Supply, Inc. 7.50% 2020	1,900	1,974
HD Supply, Inc. 5.25% 2021[4]	1,075	1,141
HD Supply, Inc. 5.75% 2024[4]	2,450	2,579
HDTFS Inc. 5.875% 2020	4,075	4,212
HDTFS Inc. 5.50% 2024[4]	3,275	3,267
KLX Inc. 5.875% 2022[4]	575	598
LMI Aerospace Inc. 7.375% 2019	3,655	3,692
LSC Communications, Inc. 8.75% 2023[4]	4,350	4,350
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
LSC Communications, Inc., Term Loan B, 7.00% 2022[1,2,3,5]	$2,475	$2,450
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	8,200	6,068
Navios Maritime Holdings Inc. 7.375% 2022[4]	6,550	3,193
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,045	2,800
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,000	1,025
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	1,425	1,489
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	1,425	1,477
Ply Gem Industries, Inc. 6.50% 2022	2,675	2,728
Prime Security Services Borrower, LLC 9.25% 2023[4]	4,675	5,107
Prime Security Services Borrower, LLC, Term Loan, 4.75% 2022[1,2,3]	698	706
PrimeSource Building Products Inc 9.00% 2023[4]	171	167
R.R. Donnelley & Sons Co. 7.875% 2021	6,475	7,106
R.R. Donnelley & Sons Co. 7.00% 2022	114	119
R.R. Donnelley & Sons Co. 6.50% 2023	3,100	3,154
Sensata Technologies Holding NV 5.00% 2025[4]	1,550	1,593
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	11,770	9,387
SPX FLOW, Inc. 5.625% 2024[4]	1,525	1,552
TRAC Intermodal 11.00% 2019	350	370
TransDigm Inc. 5.50% 2020	1,525	1,572
TransDigm Inc. 6.50% 2024	800	846
TransDigm Inc. 6.50% 2025	1,200	1,257
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,4]	17	18
United Rentals, Inc. 7.625% 2022	1,295	1,386
United Rentals, Inc. 5.50% 2025	2,025	2,083
United Rentals, Inc. 5.875% 2026	800	828
Univar Inc. 6.75% 2023[4]	150	155
Virgin Australia Holdings Ltd. 8.50% 2019[4]	2,675	2,765
Watco Companies 6.375% 2023[4]	395	401
XPO Logistics, Inc. 6.125% 2023[4]	1,200	1,236
		179,967
Information technology 5.75%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	2,000
Blackboard Inc. 7.75% 2019[4]	25	25
Blackboard Inc., Term Loan B, 4.75% 2018[1,2,3]	698	697
BMC Software, Inc., Term Loan B, 5.00% 2020[1,2,3]	2,369	2,289
BMC Software, Inc. 8.125% 2021[4]	3,150	2,874
Camelot Finance SA 7.875% 2024[4]	3,260	3,370
Camelot Finance SA, Term Loan B, 4.75% 2023[1,2,3]	3,050	3,055
Dell Inc. 6.02% 2026[4]	2,575	2,830
Dell Inc. 8.35% 2046[4]	2,260	2,716
Dell Inc., Term Loan B, 4.00% 2021[1,2,3]	2,625	2,643
EchoStar Corp. 5.25% 2026[4]	1,600	1,584
EchoStar Corp. 6.625% 2026[4]	5,700	5,515
Ellucian, Inc. 9.00% 2023[4]	900	949
First Data Corp. 5.375% 2023[4]	2,775	2,865
First Data Corp. 7.00% 2023[4]	8,930	9,466
First Data Corp. 5.00% 2024[4]	3,425	3,489
First Data Corp. 5.75% 2024[4]	1,525	1,573
Gogo Inc. 12.50% 2022[4]	10,050	10,829
Hughes Satellite Systems Corp. 7.625% 2021	1,500	1,605
Infor (US), Inc. 6.50% 2022	2,075	2,111
Infor Inc. 5.75% 2020[4]	2,200	2,318
Infor Software 7.125% 2021[4,6]	1,275	1,243
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
JDA Software Group, Inc. 7.375% 2024[4]	$850	$876
JDA Software Group, Inc., Term Loan B, 4.50% 2023[1,2,3]	1,950	1,945
Match Group, Inc. 6.375% 2024	1,000	1,089
Micron Technology, Inc. 5.25% 2023[4]	420	414
Micron Technology, Inc. 7.50% 2023[4]	1,075	1,197
NXP BV and NXP Funding LLC 4.125% 2020[4]	1,000	1,064
NXP BV and NXP Funding LLC 4.125% 2021[4]	1,800	1,933
NXP BV and NXP Funding LLC 4.625% 2023[4]	1,550	1,699
PTC Inc. 6.00% 2024	1,600	1,716
Qorvo, Inc. 7.00% 2025	4,125	4,491
Seagate Technology LLC 4.75% 2023	5,075	5,027
Solera Holdings, Inc. 10.50% 2024[4]	2,425	2,716
Solera Holdings, Inc., Term Loan B, 5.75% 2023[1,2,3]	1,891	1,912
Western Digital Corp. 7.375% 2023[4]	5,900	6,490
Western Digital Corp. 10.50% 2024[4]	1,950	2,269
Western Digital Corp., Term Loan B1, 4.50% 2023[1,2,3]	798	808
		101,692
Financials 4.94%
Ally Financial Inc. 8.00% 2020	1,915	2,193
Bank of America Corp., Series AA, 6.10% (undated)	911	950
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	1,575	1,608
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	2,200	2,259
CIT Group Inc. 4.25% 2017	750	765
CIT Group Inc. 3.875% 2019	15,085	15,443
Citigroup Inc., Series P, 5.95% (undated)	1,263	1,290
Citigroup Inc., Series R, junior subordinated 6.125% (undated)	1,300	1,354
Credit Agricole SA, Contingent Convertible, 7.875% (undated)[4]	1,100	1,105
Credit Agricole SA, Contingent Convertible, 8.125% (undated)[4]	500	532
Credit Agricole SA 8.375% (undated)[4]	2,975	3,372
General Motors Acceptance Corp. 7.50% 2020	1,945	2,217
Goldman Sachs Group, Inc. 5.30% (undated)	200	206
Icahn Enterprises Finance Corp. 3.50% 2017	6,025	6,047
International Lease Finance Corp. 8.25% 2020	875	1,041
iStar Financial Inc. 4.00% 2017	5,625	5,660
iStar Financial Inc. 4.875% 2018	925	933
iStar Financial Inc. 5.00% 2019	4,300	4,305
iStar Financial Inc., Series B, 9.00% 2017	1,980	2,054
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	3,370	3,467
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	1,200	1,407
MetLife Capital Trust X, junior subordinated 9.25% 2068[4]	300	432
MetLife Inc., junior subordinated 10.75% 2069	500	803
MGIC Investment Corp. 5.75% 2023	2,125	2,215
MSCI Inc. 5.75% 2025[4]	2,125	2,279
MSCI Inc. 4.75% 2026[4]	725	736
Navient Corp. 4.875% 2019	2,075	2,072
OneMain Financial Holdings, LLC 6.75% 2019[4]	930	983
OneMain Financial Holdings, LLC 7.25% 2021[4]	1,895	2,004
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	1,920	2,153
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4]	1,265	1,417
Société Générale, Contingent Convertible, 7.375% (undated)[4]	1,850	1,818
Springleaf Finance Corp. 8.25% 2020	1,175	1,292
State Street Corp., junior subordinated, 5.25% 2049	1,525	1,613
UBS AG 6.875% (undated)	1,000	977
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS AG, Contingent Convertible, 6.875% (undated)	$1,050	$1,039
US Bancorp., junior subordinated 5.125% (undated)	1,495	1,576
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	2,810	2,940
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 2067[4]	2,675	2,707
		87,264
Utilities 3.34%
AES Corp. 8.00% 2020	2,175	2,572
AES Corp. 7.375% 2021	3,775	4,341
AES Corp. 5.50% 2024	2,700	2,808
AES Corp. 5.50% 2025	4,000	4,140
AES Corp. 6.00% 2026	3,715	3,924
Calpine Corp. 6.00% 2022[4]	425	445
Calpine Corp. 7.875% 2023[4]	280	296
Calpine Corp. 5.875% 2024[4]	250	265
Calpine Corp. 5.75% 2025	1,385	1,371
Calpine Corp. 5.25% 2026[4]	1,280	1,299
Dynegy Finance Inc. 6.75% 2019	145	149
Dynegy Finance Inc. 7.375% 2022	935	928
Dynegy Finance Inc. 7.625% 2024	260	257
Emera Inc. 6.75% 2076	2,450	2,640
Enel Società per Azioni 8.75% 2073[4]	2,475	2,914
FirstEnergy Corp. 7.375% 2031	1,150	1,499
NRG Energy, Inc. 6.25% 2022	4,635	4,728
NRG Energy, Inc. 7.25% 2026[4]	4,025	4,116
NRG Energy, Inc. 6.625% 2027[4]	8,785	8,620
Talen Energy Corp. 4.625% 2019[4]	2,250	2,126
Texas Competitive Electric Holdings, Term Loan B, 5.00% 2017[1,2,3]	7,166	7,220
TXU, Term Loan, 4.65% 2017[1,2,3,7]	2,461	725
Texas Competitive Electric Holdings, Term Loan C, 5.00% 2017[1,2,3]	1,634	1,647
		59,030
Real estate 2.01%
Communications Sales & Leasing, Inc. 6.00% 2023[4]	4,175	4,342
Communications Sales & Leasing, Inc. 8.25% 2023	4,832	5,095
Crescent Resources 10.25% 2017[4]	4,475	4,509
Crescent Resources 8.875% 2021[4]	2,825	2,875
Equinix, Inc. 5.875% 2026	1,150	1,239
Gaming and Leisure Properties, Inc. 4.375% 2021	200	211
Gaming and Leisure Properties, Inc. 5.375% 2026	920	991
Iron Mountain Inc. 5.75% 2024	5,975	6,169
Realogy Corp. 4.50% 2019[4]	5,275	5,513
Realogy Corp. 5.25% 2021[4]	925	978
Realogy Corp. 4.875% 2023[4]	3,500	3,574
		35,496
Consumer staples 0.75%
Albertson’s Cos LLC 5.75% 2025[4]	1,600	1,600
Constellation Brands, Inc. 3.875% 2019	250	264
Constellation Brands, Inc. 6.00% 2022	700	807
Kronos Acquisition Holdings Inc. 9.00% 2023[4]	2,075	2,149
Post Holdings, Inc. 7.75% 2024[4]	1,350	1,519
Post Holdings, Inc. 8.00% 2025[4]	1,550	1,781
Post Holdings, Inc. 5.00% 2026[4]	1,135	1,132
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Revlon, Inc. 6.25% 2024[4]	$965	$999
Reynolds American Inc. 5.85% 2045	1,250	1,629
US Foods Holding Corp. 5.875% 2024[4]	1,350	1,411
		13,291
Total corporate bonds & notes		1,618,554
Asset-backed obligations 0.66%
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[2]	750	771
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, 2.057% 2023[2,3,4]	1,005	1,005
Dryden Senior Loan Fund, Series 2012-23RA, Class A1R, CLO, 1.930% 2023[2,3,4]	425	424
Madison Park Funding Ltd., CLO, Series 2012-8-A, Class A-R, 1.952% 2022[2,3,4]	2,399	2,399
Madison Park Funding Ltd., CLO, Series 2012-9-A, Class A-R, 2.107% 2022[2,3,4]	3,094	3,094
Magnetite CLO Ltd., Series 2012-6-A, Class AR, 2.10% 2023[2,3,4]	925	924
Magnetite CLO Ltd., Series 2014-9-A, Class A-1, 2.135% 2026[2,3,4]	2,550	2,553
Marine Park CLO Ltd., Series 2012-1-A, Class A1AR, CLO, 2.081% 2023[2,3,4]	450	450
		11,620
U.S. Treasury bonds & notes 0.57% U.S. Treasury 0.57%
U.S. Treasury 1.375% 2020[8]	10,000	10,132
Total U.S. Treasury bonds & notes		10,132
Bonds & notes of governments & government agencies outside the U.S. 0.15%
Argentine Republic 21.20% 2018	ARS16,500	1,088
Argentine Republic 18.20% 2021	16,090	1,047
Argentine Republic 7.50% 2026[4]	$500	566
		2,701
Total bonds, notes & other debt instruments (cost: $1,650,223,000)		1,643,007
Convertible bonds 0.36% Financials 0.30%
Australia and New Zealand Banking Group Ltd., Contingent Convertible, 6.75% (undated)[4]	1,400	1,543
Banco Bilbao Vizcaya Argentaria, SA, contingent convertible, 6.75% (undated)	€2,000	2,086
Standard Chartered PLC, Contingent Convertible, 7.50% (undated)[4]	$1,600	1,590
		5,219
Consumer discretionary 0.03%
DISH DBS Corp. 3.375% 2026[4]	510	561
Energy 0.03%
Chesapeake Energy Corp. convertible notes 5.50% 2026[4]	—	540
Total convertible bonds (cost: $6,232,000)		6,320
Convertible stocks 0.67% Industrials 0.18%	Shares
CEVA Group PLC, Series A-1, 3.88% convertible preferred[5,9,10]	4,788	2,394
CEVA Group PLC, Series A-2, 2.88% convertible preferred[5,9,10]	2,212	802
		3,196
American Funds Insurance Series — High-Income Bond Fund — Page 149 of 189

unaudited
Convertible stocks Energy 0.16%	Shares	Value (000)
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	41,760	$1,318
Chesapeake Energy Corporation 5.75% convertible preferred[4]	2,000	1,000
Anadarko Petroleum Corp. 7.50% convertible preferred 2018, units	11,500	479
		2,797
Telecommunication services 0.05%
Frontier Communications Corp., Series A, convertible preferred	10,000	839
Real estate 0.02%
American Tower Corp. REIT, Series A, convertible preferred	4,000	444
Miscellaneous 0.26%
Other convertible stocks in initial period of acquisition		4,563
Total convertible stocks (cost: $15,876,000)		11,839
Preferred securities 0.13% Miscellaneous 0.13%
Other preferred securities in initial period of acquisition		2,224
Total preferred securities (cost: $2,074,000)		2,224
Common stocks 0.66% Telecommunication services 0.25%
NII Holdings, Inc.[9]	1,325,555	4,414
Materials 0.17%
Warrior Met Coal, LLC, Class B4,5,9	17,963	2,191
Warrior Met Coal, LLC, Class A4,5,9	7,054	861
Industrials 0.12%
CEVA Group PLC[5,9,10]	5,622	2,038
Quad/Graphics, Inc., Class A	30	1
Atrium Corp.[4,5,9]	361	—
		2,039
Information technology 0.10%
Corporate Risk Holdings I, Inc.[5,9]	218,504	1,849
Corporate Risk Holdings Corp.[5,9]	1,104	—
Energy 0.01%
Denbury Resources Inc.[4,9]	30,000	97
Denbury Resources Inc.[9]	10,000	32
Southwestern Energy Co.[9]	5,351	74
Ascent Resources - Utica, LLC, Class A5,9	4,950,195	—
		203
American Funds Insurance Series — High-Income Bond Fund — Page 150 of 189

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Common stocks Health care 0.01%	Shares	Value (000)
Rotech Healthcare Inc.[5,9]	201,793	$202
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series Arahova[9]	388,601	4
Adelphia Recovery Trust, Series ACC-1[9]	449,306	—
Five Star Travel Corp.[4,5,9]	7,285	—
		4
Total common stocks (cost: $37,947,000)		11,763
Short-term securities 4.49% Commercial paper 2.29%	Principal amount (000)
ExxonMobil Corp. 0.51% due 11/3/2016	$26,200	26,189
General Electric Co. 0.34% due 10/3/2016	14,300	14,299
		40,488
U.S. Treasury bills 1.13%
U.S. Treasury Bills 0.40% due 1/5/2017	20,000	19,989
Municipals 1.07%
City of New York, G.O. Bonds, Fiscal 2006, Series 2005-F-4A, 0.88% 2035[3]	1,645	1,645
City of New York, G.O. Bonds, Series 2004-H-6, 0.81% 2034[3]	2,750	2,750
City of New York, G.O. Bonds, Series 2006-I-7, 0.81% 2036[3]	2,505	2,505
Commonwealth of Massachusetts, G.O. Demand Bonds (Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000), Series 2000-A, 0.88% 2030[3]	4,500	4,500
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2010-F-5, 0.83% 2035[3]	3,000	3,000
State of New York, Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2004-A-3B, 0.85% 2033[3]	2,400	2,400
State of South Carolina, York County, National Rural Utilities Cooperative Fin. Corp., Pollution Control Rev. Commercial Paper, Series 2000, 0.75% 10/3/2016	2,000	2,000
		18,800
Total short-term securities (cost: $79,266,000)		79,277
Total investment securities 99.29% (cost: $1,791,618,000)		1,754,430
Other assets less liabilities 0.71%		12,497
Net assets 100.00%		$1,766,927
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund did not hold any forward currency contracts as of September 30, 2016. The average month-end notional amount of open forward currency contracts while held was $1,464,000.
American Funds Insurance Series — High-Income Bond Fund — Page 151 of 189

unaudited
Interest rate swaps

The fund did not hold any interest rate swaps as of September 30, 2016. The average month-end notional amount of interest rate swaps while held was $33,601,000.
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $20,000,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation at 9/30/2016 (000)
CDX.NA.HY.26	ICE	5.00%	6/20/2021	$15,000	$773	$306	$467

[1]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $112,193,000, which represented 6.35% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $794,776,000, which represented 44.98% of the net assets of the fund.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $25,024,000, which represented 1.42% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Scheduled interest and/or principal payment was not received.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $779,000, which represented .04% of the net assets of the fund.
[9]	Security did not produce income during the last 12 months.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.68% convertible preferred	5/2/2013	$4,855	$2,394.14%
CEVA Group PLC	3/10/2010-5/2/2013	6,128	2,038.12
CEVA Group PLC, Series A-2, 2.68% convertible preferred	3/10/2010-8/22/2014	2,214	802.05
Total private placement securities		$ 13,197	$ 5,234.31%

Key to abbreviations and symbol
ARS = Argentine pesos
Auth. = Authority
CLO = Collateralized Loan Obligations
Dev. = Development
€ = Euros
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LOC = Letter of Credit
Rev. = Revenue
American Funds Insurance Series — High-Income Bond Fund — Page 152 of 189

Mortgage Fund
Investment portfolio
September 30, 2016
unaudited
Bonds, notes & other debt instruments 100.72% Mortgage-backed obligations 62.18% Federal agency mortgage-backed obligations 54.92%	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2035[1]	$20,522	$21,849
Fannie Mae 4.00% 2036[1]	5,990	6,524
Fannie Mae 4.00% 2036[1]	550	599
Fannie Mae 5.00% 2036[1]	282	305
Fannie Mae 4.00% 2039[1]	2,855	3,089
Fannie Mae 4.00% 2041[1]	832	901
Fannie Mae 3.50% 2046[1]	5,095	5,324
Fannie Mae 3.50% 2046[1]	4,050	4,231
Fannie Mae 4.00% 2046[1]	2,575	2,737
Fannie Mae 4.00% 2046[1]	2,122	2,257
Fannie Mae 4.00% 2046[1]	1,321	1,389
Fannie Mae 4.00% 2046[1]	1,008	1,072
Fannie Mae 4.00% 2046[1]	483	514
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A, 1.074% 2048[1,2,3]	15	15
Freddie Mac 5.00% 2034[1]	2,028	2,270
Freddie Mac 3.50% 2035[1]	10,860	11,553
Freddie Mac 3.50% 2035[1]	863	920
Freddie Mac 3.50% 2036[1]	4,201	4,479
Freddie Mac 4.00% 2036[1]	7,618	8,276
Freddie Mac 4.00% 2036[1]	1,367	1,485
Freddie Mac 3.50% 2045[1]	11,620	12,500
Freddie Mac 4.00% 2046[1]	21,090	22,660
Freddie Mac 4.00% 2046[1]	2,695	2,826
Freddie Mac 4.50% 2046[1]	4,014	4,414
Government National Mortgage Assn. 3.75% 2034[1]	1,470	1,583
Government National Mortgage Assn. 3.75% 2038[1]	959	1,033
Government National Mortgage Assn. 3.75% 2039[1]	1,097	1,182
Government National Mortgage Assn. 4.00% 2039[1]	589	615
Government National Mortgage Assn. 6.00% 2039[1]	396	459
Government National Mortgage Assn. 4.00% 2040[1]	406	423
Government National Mortgage Assn. 5.50% 2040[1]	3,073	3,485
Government National Mortgage Assn. 4.50% 2041[1]	148	156
Government National Mortgage Assn. 5.00% 2041[1]	1,659	1,799
Government National Mortgage Assn. 5.00% 2041[1]	1,124	1,186
Government National Mortgage Assn. 6.50% 2041[1]	1,078	1,256
Government National Mortgage Assn. 3.50% 2042[1]	715	743
Government National Mortgage Assn. 3.50% 2042[1]	324	345
Government National Mortgage Assn. 3.50% 2042[1]	234	242
Government National Mortgage Assn. 3.50% 2043[1]	2,630	2,827
Government National Mortgage Assn. 3.50% 2043[1]	2,305	2,450
Government National Mortgage Assn. 3.50% 2043[1]	2,009	2,158
Government National Mortgage Assn. 3.50% 2043[1]	1,550	1,651
Government National Mortgage Assn. 3.50% 2043[1]	1,299	1,381
Government National Mortgage Assn. 3.50% 2043[1]	539	558
Government National Mortgage Assn. 3.50% 2043[1]	224	238
American Funds Insurance Series — Mortgage Fund — Page 153 of 189

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.75% 2044[1]	$1,079	$1,159
Government National Mortgage Assn. 4.25% 2044[1]	2,008	2,184
Government National Mortgage Assn. 4.50% 2045[1]	7,058	7,631
Government National Mortgage Assn. 4.50% 2045[1]	1,333	1,441
Government National Mortgage Assn. 3.00% 2046[1,4]	12,500	13,071
Government National Mortgage Assn. 4.00% 2046[1]	2,965	3,096
Government National Mortgage Assn. 4.702% 2065[1]	1,675	1,784
Government National Mortgage Assn. 4.713% 2065[1]	890	952
Government National Mortgage Assn. 4.763% 2065[1]	2,479	2,659
Government National Mortgage Assn. 4.64% 2066[1]	2,325	2,559
Government National Mortgage Assn. 5.20% 2066[1]	1,148	1,181
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,996	5,291
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,021	1,080
		192,047
Other mortgage-backed securities 3.22%
Freddie Mac, Series KJ02, Class A2, multifamily 2.597% 2020[1]	4,600	4,756
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	5,161
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,367
		11,284
Commercial mortgage-backed securities 2.53%
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A1A, 5.361% 2051[1]	241	247
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[1]	413	413
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.910% 2040[1,3]	449	457
Citigroup Commercial Mortgage Trust, Series 2008-C-7, Class A1A, 6.247% 2049[1,3]	1,164	1,202
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	117	116
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.367% 2031[1,2,3]	753	752
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[1,2]	795	796
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A1A, 5.431% 2047[1,3]	3,102	3,120
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A1A, 5.682% 2045[1,3]	268	276
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	408	408
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A, 5.422% 2044[1,3]	412	415
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A, 5.297% 2048[1]	650	651
		8,853
Collateralized mortgage-backed (privately originated) 1.51%
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[1,2,5]	588	588
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[1,2,5]	766	767
Station Place Securitization Trust, Series 2016-3, Class A, 1.624% 2048[1,2,3,5]	1,500	1,500
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2055[1,2,3]	694	696
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[1,2,3]	1,711	1,719
		5,270
Total mortgage-backed obligations		217,454
Federal agency bonds & notes 16.78%
Fannie Mae 1.25% 2017	5,800	5,816
Federal Home Loan Bank 1.75% 2018	26,000	26,482
Freddie Mac 0.875% 2018	19,000	18,995
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,378
		58,671
American Funds Insurance Series — Mortgage Fund — Page 154 of 189

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes 13.79% U.S. Treasury inflation-protected securities 11.81%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2025[6,7]	$10,351	$10,708
U.S. Treasury Inflation-Protected Security 0.625% 2026[6,7]	9,997	10,533
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	121	163
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	6,854	7,106
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	9,784	11,681
U.S. Treasury Inflation-Protected Security 1.00% 2046[7]	985	1,096
		41,287
U.S. Treasury 1.98%
U.S. Treasury 0.875% 2017	2,750	2,756
U.S. Treasury 2.125% 2022	3,000	3,139
U.S. Treasury 2.50% 2046	1,000	1,037
		6,932
Total U.S. Treasury bonds & notes		48,219
Asset-backed obligations 7.97%
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	1,113	1,114
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class C, 1.69% 2018[1]	125	125
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[1,2]	201	202
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,2]	120	120
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, 2.057% 2023[1,2,3]	1,435	1,436
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 1.002% 2019[1,2,3]	509	508
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[1,2,3,5]	1,447	1,363
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[1,2]	399	399
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[1,2]	182	182
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,2]	619	618
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[1,2]	204	204
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[1,2]	1,143	1,146
Drive Auto Receivables Trust, Series 2016-AA, Class A2A, 1.50% 2018[1,2]	136	136
Drive Auto Receivables Trust, Series 2015-BA, Class B, 2.12% 2019[1,2]	1,518	1,520
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[1,2]	864	866
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[1,2]	288	288
Dryden Senior Loan Fund, Series 2012-23RA, Class A1R, CLO, 1.930% 2023[1,2,3]	1,000	997
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,2]	6,379	6,467
Magnetite CLO Ltd., Series 2012-6-A, Class AR, 2.10% 2023[1,2,3]	1,690	1,688
Marine Park CLO Ltd., Series 2012-1-A, Class A1AR, CLO, 2.081% 2023[1,2,3]	2,500	2,498
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[1,2]	80	81
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 2.048% 2023[1,2,3]	1,404	1,401
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.978% 2025[1,2,3]	1,650	1,645
Prestige Auto Receivables Trust, Series 2015-1, Class A2, 1.09% 2019[1,2]	166	166
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2A, 1.12% 2018[1]	292	292
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[1]	895	899
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	1,500	1,507
		27,868
Total bonds, notes & other debt instruments (cost: $345,184,000)		352,212
American Funds Insurance Series — Mortgage Fund — Page 155 of 189

unaudited
Short-term securities 3.00%	Principal amount (000)	Value (000)
ExxonMobil Corp. 0.44% due 10/21/2016	$400	$400
Federal Home Loan Bank 0.38%–0.51% due 1/5/2017–2/21/2017	9,000	8,988
Freddie Mac 0.60% due 1/5/2017	1,100	1,099
Total short-term securities (cost: $10,485,000)		10,487
Total investment securities 103.72% (cost: $355,669,000)		362,699
Other assets less liabilities (3.72)%		(12,999)
Net assets 100.00%		$349,700
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $298,272,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.0285%	5/31/2018	$30,000	$18
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	15,000	7
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	62
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	76
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	156
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	167
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	285
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	378
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	146
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	135
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	76
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	238
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	216
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	221
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	28
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	49
Receive	LCH	3-month USD-LIBOR	1.372	3/17/2021	19,000	186
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	11,500	(21)
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	11,500	(25)
Pay	LCH	3-month USD-LIBOR	1.225	9/23/2021	15,100	(33)
Pay	LCH	3-month USD-LIBOR	1.2255	9/23/2021	20,900	(47)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	2,000	(86)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	10,000	(647)
Receive	LCH	3-month USD-LIBOR	1.775	3/17/2026	4,000	125
Pay	LCH	3-month USD-LIBOR	1.509	9/22/2026	5,750	(29)
Pay	LCH	3-month USD-LIBOR	1.517	9/22/2026	5,750	(33)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(1,280)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(672)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(686)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(1,024)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	(346)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	(515)
Pay	LCH	3-month USD-LIBOR	2.625	6/2/2045	1,000	(203)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	(272)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	(447)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	(731)
American Funds Insurance Series — Mortgage Fund — Page 156 of 189

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 9/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	2.55376%	11/9/2045	$300	$56
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	(649)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	(343)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	(445)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	1,500	(231)
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	5,000	(682)
						$(6,822)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $159,284,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2016 (000)
10 Year Ultra U.S. Treasury Note Futures	CME	Short	239	December 2016	$34,480	$26
10 Year U.S. Treasury Note Futures	CME	Long	187	December 2016	24,405	115
30 Year Ultra U.S. Treasury Bond Futures	CME	Short	6	December 2016	1,110	7
5 Year U.S. Treasury Note Futures	CME	Long	1,256	January 2017	152,396	228
2 Year U.S. Treasury Note Futures	CME	Short	40	January 2017	8,732	(7)
						$369

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $30,764,000, which represented 8.80% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Purchased on a TBA basis.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,218,000, which represented 1.21% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $9,584,000, which represented 2.74% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations
CLO = Collateralized Loan Obligations
CME = CME Group
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
American Funds Insurance Series — Mortgage Fund — Page 157 of 189

Ultra-Short Bond Fund
(formerly Cash Management Fund)
Investment portfolio
September 30, 2016
unaudited
Short-term securities 98.12% Commercial paper 60.01%	Principal amount (000)	Value (000)
Apple Inc. 0.53% due 12/12/2016[1]	$10,000	$9,991
Bank of Montreal 0.93% due 12/14/2016	10,000	9,984
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.39% due 10/6/2016	7,400	7,399
BNP Paribas, New York Branch 0.27% due 10/3/2016	7,350	7,350
Caterpillar Financial Services Corp. 0.55% due 11/14/2016	10,000	9,994
Chevron Corp. 0.46% due 10/20/2016[1]	3,100	3,099
Ciesco LLC 0.91% due 12/7/2016[1]	10,000	9,985
Coca-Cola Co. 0.51% due 12/14/2016[1]	7,300	7,292
Fairway Finance Corp. 0.50% due 10/11/2016[1]	6,000	5,999
GlaxoSmithKline Finance PLC 0.58% due 11/30/2016[1]	4,750	4,746
John Deere Financial Ltd. 0.47% due 10/18/2016[1]	9,500	9,498
Jupiter Securitization Co., LLC 0.55% due 10/5/2016[1]	7,200	7,200
Liberty Street Funding Corp. 0.57%–0.60% due 10/17/2016–10/26/2016[1]	8,900	8,897
Microsoft Corp. 0.50% due 11/16/2016[1]	10,000	9,994
National Rural Utilities Cooperative Finance Corp. 0.44% due 10/18/2016	7,800	7,798
Nordea Bank AB 0.60% due 10/17/2016[1]	12,500	12,498
Paccar Financial Corp. 0.42% due 10/28/2016	5,700	5,698
Qualcomm Inc. 0.52% due 11/17/2016[1]	8,500	8,495
Sumitomo Mitsui Banking Corp. 0.80% due 11/14/2016[1]	12,500	12,491
Total Capital Canada Ltd. 0.47% due 10/11/2016[1]	10,000	9,999
Toyota Credit Canada Corp. 0.83% due 12/7/2016	10,000	9,988
Unilever Capital Corp. 0.48% due 10/24/2016[1]	9,500	9,497
United Parcel Service Inc. 0.55% due 10/3/2016[1]	2,200	2,200
Wal-Mart Stores, Inc. 0.44% due 11/7/2016[1]	9,200	9,196
Walt Disney Co. 0.41% due 10/14/2016[1]	8,000	7,999
Westpac Banking Corp. 0.75% due 11/16/2016[1]	11,500	11,492
		218,779
Federal agency discount notes 21.39%
Federal Farm Credit Banks 0.23% due 10/25/2016	8,300	8,299
Federal Home Loan Bank 0.29%–0.34% due 10/20/2016–11/28/2016	45,300	45,288
Freddie Mac 0.20%–0.35% due 10/28/2016–12/21/2016	24,400	24,388
		77,975
U.S. Treasury 8.50%
U.S. Treasury Bills 0.27%–0.33% due 11/10/2016–12/1/2016	31,000	30,993
Bonds & notes of governments & government agencies outside the U.S. 5.48%
CPPIB Capital Inc. 0.55% due 12/7/2016[1]	10,000	9,989
KfW 0.48% due 10/13/2016[1]	10,000	9,999
		19,988
Certificates of deposit 2.74%
Wells Fargo Bank, N.A. 0.86% due 10/18/2016	10,000	10,000
Total short-term securities (cost: $357,704,000)		357,735
American Funds Insurance Series — Ultra-Short Bond Fund — Page 158 of 189

unaudited
Bonds, notes & other debt instruments 1.37% U.S. Treasury bonds & notes 1.37%	Principal amount (000)	Value (000)
U.S. Treasury 0.303% 2016[2]	$5,000	$5,000
Total bonds, notes & other debt instruments (cost: $5,000,000)		5,000
Total investment securities 99.49% (cost: $362,704,000)		362,735
Other assets less liabilities 0.51%		1,872
Net assets 100.00%		$364,607
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $180,556,000, which represented 49.52% of the net assets of the fund.
[2]	Coupon rate may change periodically.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 159 of 189

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
September 30, 2016
unaudited
Bonds, notes & other debt instruments 95.69% U.S. Treasury bonds & notes 44.14% U.S. Treasury 25.03%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2017	$133,610	$133,583
U.S. Treasury 0.875% 2017	74,140	74,296
U.S. Treasury 1.00% 2017	76,250	76,497
U.S. Treasury 0.875% 2018	66,000	66,145
U.S. Treasury 3.625% 2019	56,500	60,892
U.S. Treasury 1.125% 2021	30,000	29,962
U.S. Treasury 1.375% 2021	40,000	40,444
U.S. Treasury 2.25% 2021	76,800	80,535
U.S. Treasury 3.625% 2021	3,800	4,205
U.S. Treasury 1.625% 2022	100	102
U.S. Treasury 2.00% 2022	16,010	16,637
U.S. Treasury 2.125% 2022	21,970	22,990
U.S. Treasury 1.375% 2023	53,975	53,817
U.S. Treasury 1.50% 2023	22,020	22,196
U.S. Treasury 1.625% 2023	750	761
U.S. Treasury 1.50% 2026	25,200	24,984
U.S. Treasury 6.25% 2030	2,980	4,607
U.S. Treasury 2.25% 2046[1]	68,011	67,008
U.S. Treasury 2.50% 2046	6,000	6,223
		785,884
U.S. Treasury inflation-protected securities 19.11%
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	10,534	10,745
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	14,834	14,872
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	77,810	79,512
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	4,400	4,477
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	3,837	3,982
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	28,379	28,841
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	26,560	27,101
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	84,535	87,451
U.S. Treasury Inflation-Protected Security 2.375% 2025[1,2]	78,391	93,571
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	40,827	43,016
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	14,308	16,843
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	341	460
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	20,971	21,743
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	80,239	95,791
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	26,067	29,009
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	4,500	4,612
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	37,389	37,870
		599,896
Total U.S. Treasury bonds & notes		1,385,780
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 160 of 189

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes 26.93%	Principal amount (000)	Value (000)
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	$831	$867
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,141	1,181
Fannie Mae 5.00% 2017	2,655	2,700
Fannie Mae 1.75% 2019	16,000	16,355
Fannie Mae 1.50% 2020	94,500	95,966
Fannie Mae 3.51% 2029	7,500	7,566
Fannie Mae 7.125% 2030	4,000	6,262
Federal Farm Credit Banks 0.577% 2017[4]	7,321	7,327
Federal Farm Credit Banks 0.581% 2017[4]	6,300	6,304
Federal Farm Credit Banks 0.60% 2017	41,774	41,773
Federal Home Loan Bank 0.625% 2016	4,575	4,577
Federal Home Loan Bank 1.75% 2018	74,000	75,371
Federal Home Loan Bank 1.125% 2021	112,000	111,317
Federal Home Loan Bank 3.375% 2023	16,715	18,708
Federal Home Loan Bank 2.875% 2024	8,500	9,255
Federal Home Loan Bank 5.50% 2036	600	878
Freddie Mac 1.25% 2019	18,730	18,860
Freddie Mac 3.75% 2019	12,750	13,629
Private Export Funding Corp. 1.45% 2019	17,500	17,676
Private Export Funding Corp. 2.25% 2020	5,000	5,180
Private Export Funding Corp. 3.55% 2024	6,340	7,126
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	74	78
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	39	42
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	126	135
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	295	313
Tennessee Valley Authority 1.875% 2022	10,150	10,383
Tennessee Valley Authority 4.65% 2035	2,330	2,957
Tennessee Valley Authority 5.88% 2036	1,750	2,548
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	36,634
Tennessee Valley Authority, Series B, 3.50% 2042	2,360	2,595
Tennessee Valley Authority, Series A, 4.625% 2060	250	319
TVA Southaven 3.846% 2033[3]	1,513	1,663
U.S. Department of Housing and Urban Development, Series 2015-A-3, 0.93% 2017	8,000	8,007
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	10,093
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,884
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	5,267
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,261
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,852
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	16,873
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,646
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,892
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,340
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	685
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	20,231
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	92,753
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	45,497
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	46,171
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,894	5,000
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	3,002
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,477
United States Agency for International Development, Ukraine, 1.471% 2021	4,410	4,440
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	930	1,011
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,041	1,162
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 161 of 189

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	$851	$952
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,485
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,164
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,854
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,608
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,552
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,876
		845,580
Mortgage-backed obligations 24.62% Federal agency mortgage-backed obligations 23.81%
Fannie Mae 3.189% 2017[3]	970	981
Fannie Mae 6.50% 2028[3]	249	288
Fannie Mae 2.50% 2031[3,5]	52,900	54,700
Fannie Mae 2.50% 2031[3,5]	10,000	10,320
Fannie Mae 3.50% 2035[3]	10,033	10,682
Fannie Mae 4.00% 2036[3]	19,411	21,113
Fannie Mae 4.00% 2036[3]	10,926	11,900
Fannie Mae 4.00% 2036[3]	9,497	10,329
Fannie Mae 4.00% 2036[3]	2,817	3,064
Fannie Mae 6.50% 2037[3]	82	92
Fannie Mae 7.00% 2037[3]	103	114
Fannie Mae 7.00% 2037[3]	32	35
Fannie Mae 6.00% 2038[3]	63	70
Fannie Mae 4.00% 2041[3]	2,055	2,266
Fannie Mae 4.50% 2041[3]	1,711	1,878
Fannie Mae 5.00% 2041[3]	1,143	1,296
Fannie Mae 5.00% 2041[3]	830	942
Fannie Mae 5.00% 2041[3]	611	694
Fannie Mae 5.00% 2041[3]	400	454
Fannie Mae 4.00% 2042[3]	1,472	1,624
Fannie Mae 4.00% 2042[3]	373	412
Fannie Mae 4.00% 2043[3]	3,271	3,610
Fannie Mae 4.00% 2044[3]	647	714
Fannie Mae 3.50% 2046[3]	24,445	25,542
Fannie Mae 3.50% 2046[3]	14,750	15,413
Fannie Mae 3.50% 2046[3]	7,900	8,255
Fannie Mae 3.50% 2046[3]	5,697	5,919
Fannie Mae 4.00% 2046[3]	12,903	13,719
Fannie Mae 4.00% 2046[3]	12,513	13,157
Fannie Mae 4.00% 2046[3]	9,119	9,696
Fannie Mae 4.00% 2046[3]	3,628	3,822
Fannie Mae 4.50% 2046[3]	7,365	8,106
Fannie Mae, Series 2001-4, Class GA, 9.361% 2025[3,4]	2	2
Fannie Mae, Series 2001-4, Class NA, 9.669% 2025[3,4]	4	4
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	211	196
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[3]	97	115
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A, 1.074% 2048[3,4,6]	8	8
Freddie Mac 5.50% 2024[3]	817	883
Freddie Mac 3.50% 2034[3]	4,390	4,668
Freddie Mac 3.00% 2035[3]	9,324	9,797
Freddie Mac 3.50% 2035[3]	48,742	51,964
Freddie Mac 3.50% 2035[3]	27,186	28,981
Freddie Mac 3.50% 2035[3]	15,651	16,686
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 162 of 189

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2035[3]	$13,334	$14,178
Freddie Mac 3.50% 2035[3]	9,050	9,627
Freddie Mac 3.50% 2035[3]	6,943	7,383
Freddie Mac 3.50% 2035[3]	4,314	4,600
Freddie Mac 2.671% 2036[3,4]	457	484
Freddie Mac 5.00% 2040[3]	1,573	1,747
Freddie Mac 5.00% 2041[3]	2,690	3,042
Freddie Mac 4.00% 2043[3]	1,079	1,184
Freddie Mac 4.00% 2043[3]	618	674
Freddie Mac 4.00% 2043[3]	578	635
Freddie Mac 4.00% 2043[3]	449	496
Freddie Mac 4.00% 2044[3]	491	541
Freddie Mac 3.50% 2046[3]	42,507	44,869
Freddie Mac 4.00% 2046[3]	52,914	56,846
Freddie Mac 4.00% 2046[3]	16,448	17,273
Freddie Mac 4.00% 2046[3]	10,627	11,501
Freddie Mac 4.00% 2046[3]	2,839	3,072
Freddie Mac 4.00% 2046[3]	1,811	1,899
Freddie Mac, Series 1567, Class A, 0.924% 2023[3,4]	64	64
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	380	349
Government National Mortgage Assn. 3.75% 2034[3]	1,393	1,501
Government National Mortgage Assn. 5.50% 2038[3]	610	693
Government National Mortgage Assn. 5.50% 2038[3]	157	179
Government National Mortgage Assn. 5.50% 2038[3]	147	166
Government National Mortgage Assn. 5.50% 2038[3]	137	156
Government National Mortgage Assn. 6.00% 2038[3]	392	458
Government National Mortgage Assn. 6.50% 2038[3]	645	747
Government National Mortgage Assn. 6.50% 2038[3]	187	217
Government National Mortgage Assn. 5.00% 2039[3]	1,037	1,160
Government National Mortgage Assn. 6.00% 2039[3]	396	460
Government National Mortgage Assn. 4.50% 2040[3]	761	833
Government National Mortgage Assn. 5.50% 2040[3]	11,286	12,797
Government National Mortgage Assn. 4.50% 2041[3]	2,053	2,225
Government National Mortgage Assn. 5.00% 2041[3]	3,728	4,044
Government National Mortgage Assn. 3.00% 2042[3]	77	81
Government National Mortgage Assn. 3.50% 2043[3]	2,719	2,899
Government National Mortgage Assn. 4.50% 2045[3]	30,104	32,544
Government National Mortgage Assn. 4.50% 2045[3]	28,520	30,832
Government National Mortgage Assn. 4.50% 2045[3]	25,295	27,345
Government National Mortgage Assn. 4.50% 2045[3]	8,134	8,813
Government National Mortgage Assn. 4.50% 2045[3]	5,701	6,163
Government National Mortgage Assn. 4.50% 2045[3]	5,230	5,654
Government National Mortgage Assn. 4.50% 2045[3]	2,609	2,820
Government National Mortgage Assn. 4.50% 2045[3]	843	912
Government National Mortgage Assn. 4.50% 2045[3]	140	152
Government National Mortgage Assn. 4.50% 2045[3]	1	1
Government National Mortgage Assn. 3.00% 2046[3,5]	10,000	10,457
Government National Mortgage Assn. 4.00% 2046[3]	5,369	5,602
Government National Mortgage Assn. 6.21% 2058[3]	14	14
Government National Mortgage Assn. 6.39% 2058[3]	113	115
Government National Mortgage Assn. 4.678% 2065[3]	1,885	1,972
Government National Mortgage Assn., Series 2003, 6.112% 2058[3]	151	154
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	3,919	3,979
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.427% 2060[3,4]	18,102	19,099
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 163 of 189

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
National Credit Union Administration, Series 2010-R2, Class 1A, 0.889% 2017[3,4]	$229	$229
National Credit Union Administration, Series 2011-R3, Class 1A, 0.918% 2020[3,4]	575	574
National Credit Union Administration, Series 2011-R2, Class 1A, 0.919% 2020[3,4]	156	156
National Credit Union Administration, Series 2011-R1, Class 1A, 0.975% 2020[3,4]	373	374
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	13,370	13,845
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	11,526	12,194
		747,591
Other mortgage-backed securities 0.81%
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	2,350	2,458
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	2,000	2,124
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.367% 2023[3,4]	2,050	2,209
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[3,4]	3,825	4,208
Freddie Mac, Series KGRP, Class A, multifamily 0.90% 2020[3,4]	4,263	4,274
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	730	752
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	794	808
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	2,968	2,971
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	1,237	1,288
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	1,735	1,809
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	400	437
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[3]	1,700	1,852
		25,190
Total mortgage-backed obligations		772,781
Total bonds, notes & other debt instruments (cost: $2,934,260,000)		3,004,141
Short-term securities 4.26%
Ciesco LLC 0.85% due 11/10/2016[6]	25,000	24,982
Federal Home Loan Bank 0.30%–0.31% due 11/4/2016–11/7/2016	44,600	44,589
General Electric Co. 0.34% due 10/3/2016	$38,700	38,699
Kaiser Foundation Hospitals 0.51% due 10/18/2016	25,700	25,687
Total short-term securities (cost: $133,955,000)		133,957
Total investment securities 99.95% (cost: $3,068,215,000)		3,138,098
Other assets less liabilities 0.05%		1,458
Net assets 100.00%		$3,139,556
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $4,578,548,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 9/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	0.947%	11/17/2017	$98,000	$(2)
Receive	LCH	3-month USD-LIBOR	1.061	1/11/2018	130,000	160
Pay	LCH	3-month USD-LIBOR	1.002	8/30/2018	122,500	9
Pay	LCH	3-month USD-LIBOR	1.003	8/30/2018	122,500	6
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	175,000	77
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 164 of 189

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 9/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.98875%	10/29/2018	$175,000	$80
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	1,979
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	86,600	1,727
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	688
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	1,340
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	127,000	2,569
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	1,311
Receive	LCH	3-month USD-LIBOR	1.45	2/2/2020	360,000	4,342
Receive	LCH	3-month USD-LIBOR	1.148	4/13/2021	65,000	(8)
Pay	LCH	3-month USD-LIBOR	1.086	6/21/2021	49,000	178
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	60,000	(109)
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	60,000	(132)
Pay	LCH	3-month USD-LIBOR	1.225	9/23/2021	84,000	(186)
Pay	LCH	3-month USD-LIBOR	1.2255	9/23/2021	116,000	(259)
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	(1,730)
Pay	LCH	3-month USD-LIBOR	1.9605	8/5/2022	36,000	(1,500)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	7,112
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	6,843
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(898)
Receive	LCH	3-month USD-LIBOR	1.24	7/19/2023	50,000	(157)
Receive	LCH	3-month USD-LIBOR	1.266	8/26/2023	35,000	(68)
Receive	LCH	3-month USD-LIBOR	1.2595	8/26/2023	35,000	(84)
Receive	LCH	3-month USD-LIBOR	1.251	8/26/2023	35,000	(104)
Receive	LCH	3-month USD-LIBOR	1.2845	8/30/2023	35,600	(24)
Receive	LCH	3-month USD-LIBOR	1.281	8/30/2023	35,400	(32)
Receive	LCH	3-month USD-LIBOR	1.309	9/27/2023	25,000	14
Receive	LCH	3-month USD-LIBOR	1.3035	9/27/2023	25,000	5
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(1,489)
Pay	LCH	3-month USD-LIBOR	1.798	2/2/2026	35,000	(1,167)
Pay	LCH	3-month USD-LIBOR	1.6035	4/13/2026	68,000	(1,052)
Pay	LCH	3-month USD-LIBOR	1.509	9/22/2026	30,000	(151)
Pay	LCH	3-month USD-LIBOR	1.517	9/22/2026	30,000	(174)
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(6,571)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(6,760)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(16,462)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(5,372)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(5,489)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(2,643)
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	(341)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	(1,905)
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(13,403)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	(4,346)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	(6,440)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	(1,827)
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(2,418)
Pay	LCH	3-month USD-LIBOR	2.7025	11/12/2045	9,000	(2,019)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	(2,432)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	(1,780)
Pay	LCH	3-month USD-LIBOR	2.1695	3/11/2046	21,000	(2,008)
Receive	LCH	3-month USD-LIBOR	2.11	4/13/2046	14,000	1,137
Pay	LCH	3-month USD-LIBOR	2.126	6/3/2046	17,000	(1,450)
Pay	LCH	U.S. Federal Funds Effective Rate	1.46	7/25/2046	44,000	(963)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 165 of 189

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Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 9/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	1.826%	7/28/2046	$15,000	$(171)
Pay	LCH	3-month USD-LIBOR	1.768	8/17/2046	8,200	25
						$(64,524)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,829,720,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2016 (000)
90 Day Euro Dollar Futures	CME	Long	700	December 2016	$173,348	$42
10 Year U.S. Treasury Note Futures	CME	Long	2,446	December 2016	319,195	1,537
10 Year Ultra U.S. Treasury Note Futures	CME	Short	689	December 2016	99,355	31
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	332	December 2016	62,086	(1,040)
20 Year U.S. Treasury Bond Futures	CME	Long	110	December 2016	18,761	(264)
5 Year U.S. Treasury Note Futures	CME	Long	8,826	January 2017	1,070,723	1,774
2 Year U.S. Treasury Note Futures	CME	Long	2,236	January 2017	488,138	358
30 Day Federal Funds Futures	CME	Short	55	January 2017	22,797	3
						$2,441
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $98,341,000, which represented 3.13% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $24,990,000, which represented .80% of the net assets of the fund.

Key to abbreviations
CME = CME Group
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 166 of 189

Managed Risk Growth Fund
Investment portfolio
September 30, 2016
unaudited
Growth funds 93.74%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,693,065	$179,089
Total growth funds (cost: $188,245,000)		179,089
Short-term securities 6.03%
Government Cash Management Fund	11,518,886	11,519
Total short-term securities (cost: $11,519,000)		11,519
Total investment securities 99.77% (cost: $199,764,000)		190,608
Other assets less liabilities 0.23%		447
Net assets 100.00%		$191,055
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $48,165,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 9/30/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	115	December 2016	$12,230	$(192)
Russell 2000 Mini Index Contracts	ICE	Short	10	December 2016	1,216	(32)
S&P Mid 400 E-mini Index Contracts	CME	Short	3	December 2016	454	(11)
Euro Currency Contracts	CME	Short	3	December 2016	423	—*
Euro Stoxx 50 Index Contracts	EUREX	Short	12	December 2016	396	(8)
Mini MSCI Emerging Market Index Contracts	ICE	Short	8	December 2016	355	(10)
FTSE 100 Index Contracts	LIFFE	Short	4	December 2016	345	(10)
British Pound Currency Contracts	CME	Short	4	December 2016	330	5
Japanese Yen Currency Contracts	CME	Short	1	December 2016	123	(1)
						$(259)
American Funds Insurance Series — Managed Risk Growth Fund — Page 167 of 189

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Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2016 (000)
American Funds Insurance Series – Growth Fund, Class 1	1,992,870	993,728	293,533	2,693,065	$351	$179,089
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
American Funds Insurance Series — Managed Risk Growth Fund — Page 168 of 189

Managed Risk International Fund
Investment portfolio
September 30, 2016
unaudited
Growth funds 92.89%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,109,751	$90,698
Total growth funds (cost: $95,877,000)		90,698
Short-term securities 5.26%
Government Cash Management Fund	5,136,063	5,136
Total short-term securities (cost: $5,136,000)		5,136
Total investment securities 98.15% (cost: $101,013,000)		95,834
Other assets less liabilities 1.85%		1,802
Net assets 100.00%		$97,636
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $57,033,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 9/30/2016 (000)
Mini MSCI Emerging Market Index Contracts	ICE	Short	221	December 2016	$10,049	$(33)
Euro Currency Contracts	CME	Short	55	December 2016	7,753	—*
Euro Stoxx 50 Index Contracts	EUREX	Short	226	December 2016	7,575	(35)
Japanese Yen Currency Contracts	CME	Short	36	December 2016	4,421	(30)
Nikkei 225 Index Contracts	OSE	Short	26	December 2016	4,293	34
British Pound Currency Contracts	CME	Short	43	December 2016	3,568	75
FTSE 100 Index Contracts	LIFFE	Short	38	December 2016	3,289	(87)
S&P 500 E-mini Index Contracts	CME	Short	7	December 2016	758	2
Russell 2000 Mini Index Contracts	ICE	Short	3	December 2016	377	2
						$(72)
American Funds Insurance Series — Managed Risk International Fund — Page 169 of 189

unaudited
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2016 (000)
American Funds Insurance Series – International Fund, Class 1	4,220,151	2,080,957	1,191,357	5,109,751	$150	$90,698
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk International Fund — Page 170 of 189

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
September 30, 2016
unaudited
Growth-and-income funds 94.01%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	16,450,600	$216,655
Total growth-and-income funds (cost: $223,220,000)		216,655
Short-term securities 6.07%
Government Cash Management Fund	13,974,454	13,974
Total short-term securities (cost: $13,974,000)		13,974
Total investment securities 100.08% (cost: $237,194,000)		230,629
Other assets less liabilities (0.08)%		(176)
Net assets 100.00%		$230,453
Futures contracts

The fund did not hold any futures contracts as of September 30, 2016. The average month-end notional amount of open futures contracts while held was $53,251,000.
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2016 (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,142,310	7,549,267	1,240,977	16,450,600	$682	$216,655
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 171 of 189

Managed Risk Growth-Income Fund
Investment portfolio
September 30, 2016
unaudited
Growth-and-income funds 93.90%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,206,919	$140,207
Total growth-and-income funds (cost: $153,167,000)		140,207
Short-term securities 6.17%
Government Cash Management Fund	9,215,874	9,216
Total short-term securities (cost: $9,216,000)		9,216
Total investment securities 100.07% (cost: $162,383,000)		149,423
Other assets less liabilities (0.07)%		(103)
Net assets 100.00%		$149,320
Futures contracts

The fund did not hold any futures contracts as of September 30, 2016. The average month-end notional amount of open futures contracts while held was $39,826,000.
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2016 (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,523,169	1,056,935	373,185	3,206,919	$395	$140,207
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 172 of 189

Managed Risk Asset Allocation Fund
Investment portfolio
September 30, 2016
unaudited
Asset allocation funds 93.26%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	143,450,803	$3,101,406
Total asset allocation funds (cost: $3,100,875,000)		3,101,406
Short-term securities 6.82%
Government Cash Management Fund	226,698,865	226,699
Total short-term securities (cost: $226,699,000)		226,699
Total investment securities 100.08% (cost: $3,327,574,000)		3,328,105
Other assets less liabilities (0.08)%		(2,750)
Net assets 100.00%		$3,325,355
Futures contracts

The fund did not hold any futures contracts as of September 30, 2016. The average month-end notional amount of open futures contracts while held was $303,647,000.
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2016 (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	120,910,667	26,138,374	3,598,238	143,450,803	$8,997	$3,101,406
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 173 of 189

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
American Funds Insurance Series — Page 174 of 189

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of September 30, 2016 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$755,632	$730,956	$—	$1,486,588
Consumer discretionary	859,111	346,349	—	1,205,460
Health care	506,952	360,295	—	867,247
Financials	137,027	346,193	—	483,220
Consumer staples	37,429	296,771	—	334,200
Energy	124,452	96,459	—	220,911
Industrials	64,961	151,359	—	216,320
Telecommunication services	—	90,993	—	90,993
Materials	35,796	18,681	—	54,477
Miscellaneous	62,199	211,224	—	273,423
Bonds, notes & other debt instruments	—	2,004	—	2,004
Short-term securities	—	260,728	—	260,728
Total	$2,583,559	$2,912,012	$—	$5,495,571

American Funds Insurance Series — Page 175 of 189

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(27)	$—	$(27)
*	Securities with a value of $2,649,280,000, which represented 48.48% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$332,691	$415,260	$2	$747,953
Information technology	367,981	281,401	—	649,382
Health care	534,692	89,727	—	624,419
Industrials	101,872	194,242	—	296,114
Energy	226,803	47,204	8,831	282,838
Financials	139,690	133,168	—	272,858
Consumer staples	78,396	172,106	—	250,502
Materials	107,009	126,815	—	233,824
Utilities	—	90,044	30	90,074
Real estate	—	58,933	—	58,933
Telecommunication services	—	11,340	—	11,340
Miscellaneous	113,745	85,592	—	199,337
Rights & warrants	316	—	—	316
Bonds, notes & other debt instruments	—	93,366	—	93,366
Short-term securities	—	248,392	—	248,392
Total	$2,003,195	$2,047,590	$8,863	$4,059,648

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$535	$—	$535
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(11)	—	(11)
Total	$—	$524	$—	$524
*	Securities with a value of $1,699,990,000, which represented 42.13% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 176 of 189

unaudited
Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,711,048	$780,358	$—	$5,491,406
Consumer discretionary	5,020,935	31,965	—	5,052,900
Health care	3,210,315	7,458	—	3,217,773
Energy	2,159,250	—	—	2,159,250
Financials	1,769,148	128,265	—	1,897,413
Consumer staples	1,100,999	141,640	—	1,242,639
Industrials	873,394	175,919	—	1,049,313
Telecommunication services	214,987	12,330	—	227,317
Materials	171,358	—	—	171,358
Real estate	106,673	—	—	106,673
Utilities	56,760	—	—	56,760
Miscellaneous	248,542	91,637	—	340,179
Convertible stocks	—	—	13,104	13,104
Convertible bonds	—	5,953	—	5,953
Short-term securities	—	700,309	—	700,309
Total	$19,643,409	$2,075,834	$13,104	$21,732,347
*	Securities with a value of $1,369,572,000, which represented 6.31% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$221,967	$906,609	$—	$1,128,576
Financials	33,689	1,006,627	—	1,040,316
Consumer discretionary	72,244	853,720	—	925,964
Health care	54,788	814,589	—	869,377
Industrials	22,712	666,737	—	689,449
Consumer staples	9,207	605,872	—	615,079
Materials	105,149	498,175	—	603,324
Utilities	—	460,212	—	460,212
Energy	77,534	234,187	—	311,721
Telecommunication services	—	306,324	—	306,324
Real estate	—	293,237	—	293,237
Miscellaneous	7,208	88,149	—	95,357
Bonds, notes & other debt instruments	—	77,444	—	77,444
Short-term securities	—	377,027	—	377,027
Total	$604,498	$7,188,909	$—	$7,793,407

American Funds Insurance Series — Page 177 of 189

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,053	$—	$2,053
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(254)	—	(254)
Total	$—	$1,799	$—	$1,799
*	Securities with a value of $6,476,545,000, which represented 83.25% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$218,755	$253,073	$—	$471,828
Consumer discretionary	182,791	265,299	—	448,090
Financials	126,565	186,197	—	312,762
Energy	72,555	136,649	—	209,204
Health care	93,805	93,696	—	187,501
Industrials	54,713	116,687	—	171,400
Consumer staples	62,024	107,799	—	169,823
Materials	38,621	87,520	664	126,805
Telecommunication services	4,664	56,245	—	60,909
Utilities	—	53,204	—	53,204
Real estate	40,821	3,922	28	44,771
Miscellaneous	1,074	139,501	—	140,575
Rights & warrants	—	46,071	—	46,071
Convertible bonds	—	7,212	—	7,212
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	147,487	—	147,487
Corporate bonds & notes	—	16,123	—	16,123
U.S. Treasury bonds & notes	—	1,503	—	1,503
Short-term securities	—	260,170	—	260,170
Total	$896,388	$1,978,358	$692	$2,875,438

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$82	$—	$82
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(75)	—	(75)
Total	$—	$7	$—	$7
*	Securities with a value of $1,484,258,000, which represented 51.53% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 178 of 189

unaudited
Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,354,303	$—	$—	$1,354,303
Information technology	1,135,530	—	—	1,135,530
Energy	977,963	—	—	977,963
Industrials	930,666	—	—	930,666
Consumer staples	762,192	—	—	762,192
Telecommunication services	658,424	—	—	658,424
Consumer discretionary	400,247	—	—	400,247
Financials	353,337	—	—	353,337
Materials	310,621	—	—	310,621
Utilities	285,418	—	—	285,418
Real estate	37,684	—	—	37,684
Miscellaneous	394,694	—	—	394,694
Short-term securities	—	565,094	—	565,094
Total	$7,601,079	$565,094	$—	$8,166,173
Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$145,651	$167,235	$—	$312,886
Financials	144,000	92,781	—	236,781
Consumer discretionary	80,258	149,962	—	230,220
Health care	125,512	44,971	—	170,483
Industrials	99,977	67,157	—	167,134
Consumer staples	89,861	77,229	—	167,090
Energy	99,893	31,708	—	131,601
Utilities	35,937	68,677	—	104,614
Materials	46,268	41,451	—	87,719
Real estate	46,790	29,881	—	76,671
Telecommunication services	32,477	24,169	—	56,646
Miscellaneous	37,866	56,669	—	94,535
Preferred securities	483	—	—	483
Bonds, notes & other debt instruments	—	45,944	—	45,944
Short-term securities	—	115,765	—	115,765
Total	$984,973	$1,013,599	$—	$1,998,572

American Funds Insurance Series — Page 179 of 189

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$17	$—	$17
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Total	$—	$16	$—	$16
*	Securities with a value of $851,889,000, which represented 42.57% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$4,183,073	$112,086	$—	$4,295,159
Information technology	4,024,125	87,694	—	4,111,819
Consumer discretionary	3,180,166	249,454	—	3,429,620
Financials	2,054,997	147,673	—	2,202,670
Energy	1,816,169	271,897	—	2,088,066
Consumer staples	1,710,908	226,899	—	1,937,807
Industrials	1,824,804	105,357	—	1,930,161
Materials	1,176,164	127,510	—	1,303,674
Telecommunication services	580,114	—	—	580,114
Real estate	524,987	—	—	524,987
Utilities	249,379	—	—	249,379
Miscellaneous	834,741	68,530	—	903,271
Convertible stocks	5,307	5,850	—	11,157
Convertible bonds	—	127,704	—	127,704
Bonds, notes & other debt instruments	—	197,766	—	197,766
Short-term securities	—	1,755,148	—	1,755,148
Total	$22,164,934	$3,483,568	$—	$25,648,502
*	Securities with a value of $1,308,367,000, which represented 5.10% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
American Funds Insurance Series — Page 180 of 189

unaudited
International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$40,862	$140,391	$—	$181,253
Utilities	—	130,848	—	130,848
Financials	6,929	114,282	—	121,211
Consumer discretionary	—	111,525	—	111,525
Health care	9,542	83,946	—	93,488
Industrials	—	92,046	—	92,046
Energy	31,156	45,943	—	77,099
Real estate	8,353	63,209	—	71,562
Telecommunication services	5,952	43,500	—	49,452
Information technology	11,441	37,109	—	48,550
Materials	3,835	16,399	—	20,234
Convertible bonds	—	248	—	248
Bonds, notes & other debt instruments	—	38,775	—	38,775
Short-term securities	—	94,625	—	94,625
Total	$118,070	$1,012,846	$—	$1,130,916

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$8	$—	$8
*	Securities with a value of $864,651,000, which represented 76.25% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 181 of 189

unaudited
Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$39,409	$18,616	$—	$58,025
Financials	21,221	22,860	—	44,081
Telecommunication services	14,537	21,732	—	36,269
Energy	26,886	5,969	—	32,855
Utilities	4,936	27,002	—	31,938
Health care	14,186	12,926	—	27,112
Information technology	16,348	8,091	—	24,439
Consumer discretionary	9,773	12,833	—	22,606
Industrials	6,139	12,474	—	18,613
Real estate	9,347	—	—	9,347
Materials	3,937	5,231	—	9,168
Miscellaneous	—	2,708	—	2,708
Convertible stocks	1,359	—	—	1,359
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	20,863	—	20,863
Mortgage-backed obligations	—	17,014	—	17,014
Corporate bonds & notes	—	10,932	—	10,932
Asset-backed obligations	—	8,153	—	8,153
Short-term securities	—	21,098	—	21,098
Total	$168,078	$228,502	$—	$396,580
*	Securities with a value of $150,442,000, which represented 38.07% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
American Funds Insurance Series — Page 182 of 189

unaudited
Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$3,160,270	$126,578	$1,383	$3,288,231
Health care	1,689,279	—	184	1,689,463
Consumer discretionary	1,419,051	92,779	—	1,511,830
Financials	1,255,833	—	—	1,255,833
Energy	1,035,175	—	—	1,035,175
Industrials	879,721	44,867	—	924,588
Consumer staples	765,160	138,557	—	903,717
Materials	901,293	—	1,999	903,292
Telecommunication services	196,489	—	—	196,489
Real estate	138,998	—	—	138,998
Utilities	98,738	—	—	98,738
Miscellaneous	415,665	122,481	—	538,146
Convertible stocks	—	5,308	—	5,308
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,687,819	—	2,687,819
Corporate bonds & notes	—	1,940,894	12,140	1,953,034
Mortgage-backed obligations	—	934,614	—	934,614
Asset-backed obligations	—	86,779	—	86,779
Federal agency bonds & notes	—	50,498	—	50,498
Bonds & notes of governments & government agencies outside the U.S.	—	41,218	—	41,218
Municipals	—	3,379	—	3,379
Short-term securities	—	2,139,468	—	2,139,468
Total	$11,955,672	$8,415,239	$15,706	$20,386,617

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$4,182	$—	$4,182
Liabilities:
Unrealized depreciation on interest rate swaps	—	(14,834)	—	(14,834)
Total	$—	$(10,652)	$—	$(10,652)
*	Securities with a value of $516,470,000, which represented 2.55% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 183 of 189

unaudited
Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$8,848	$18,475	$—	$27,323
Information technology	10,441	13,998	—	24,439
Health care	17,378	4,528	—	21,906
Consumer staples	8,962	8,996	—	17,958
Energy	10,330	3,460	—	13,790
Materials	8,705	4,479	—	13,184
Consumer discretionary	8,758	3,970	—	12,728
Financials	6,251	5,669	—	11,920
Utilities	—	3,410	—	3,410
Real estate	—	2,794	—	2,794
Telecommunication services	1,448	542	—	1,990
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	42,271	—	42,271
U.S. Treasury bonds & notes	—	22,592	—	22,592
Corporate bonds & notes	—	16,585	—	16,585
Mortgage-backed obligations	—	5,261	—	5,261
Asset-backed obligations	—	325	—	325
Short-term securities	—	19,398	—	19,398
Total	$81,121	$176,753	$—	$257,874

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$97	$—	$97
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(82)	—	(82)
Total	$—	$15	$—	$15
*	Securities with a value of $70,321,000, which represented 27.27% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 184 of 189

unaudited
Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,780,834	$—	$3,780,834
Corporate bonds & notes	—	3,358,347	421	3,358,768
Mortgage-backed obligations	—	2,216,609	—	2,216,609
Bonds & notes of governments & government agencies outside the U.S.	—	540,352	—	540,352
Asset-backed obligations	—	161,168	—	161,168
Municipals	—	100,717	—	100,717
Federal agency bonds & notes	—	75,894	—	75,894
Common stocks	2	—	594	596
Short-term securities	—	1,294,590	—	1,294,590
Total	$2	$11,528,511	$1,015	$11,529,528

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$693	$—	$693
Unrealized appreciation on interest rate swaps	—	18,437	—	18,437
Unrealized appreciation on futures contracts	452	—	—	452
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,707)	—	(1,707)
Unrealized depreciation on interest rate swaps	—	(47,524)	—	(47,524)
Total	$452	$(30,101)	$—	$(29,649)
*	Forward currency contracts, interest rate swaps, and futures contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 185 of 189

unaudited
Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$252,615	$—	$252,615
Japanese yen	—	204,682	—	204,682
Polish zloty	—	127,592	—	127,592
Hungarian forints	—	120,351	—	120,351
Mexican pesos	—	117,433	—	117,433
Malaysian ringgits	—	70,087	—	70,087
Danish kroner	—	69,322	—	69,322
British pounds	—	67,996	—	67,996
Indian rupees	—	41,767	—	41,767
Australian dollars	—	23,380	—	23,380
Chilean pesos	—	21,123	—	21,123
Canadian dollars	—	15,297	—	15,297
Thai baht	—	12,731	—	12,731
Colombian pesos	—	10,777	—	10,777
Swedish kronor	—	8,811	—	8,811
South African rand	—	8,809	—	8,809
Israeli shekels	—	7,611	—	7,611
Philippine pesos	—	5,056	—	5,056
Turkish lira	—	3,924	—	3,924
Argentine pesos	—	3,489	—	3,489
Norwegian kroner	—	3,109	—	3,109
U.S. dollars	—	1,116,083	180	1,116,263
Convertible stocks	—	178	—	178
Common stocks	431	156	681	1,268
Short-term securities	—	114,323	—	114,323
Total	$431	$2,426,702	$861	$2,427,994

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,537	$—	$2,537
Unrealized appreciation on interest rate swaps	—	886	—	886
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,425)	—	(3,425)
Unrealized depreciation on interest rate swaps	—	(6,654)	—	(6,654)
Total	$—	$(6,656)	$—	$(6,656)
*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 186 of 189

unaudited
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,606,645	$11,909	$1,618,554
Asset-backed obligations	—	11,620	—	11,620
U.S. Treasury bonds & notes	—	10,132	—	10,132
Bonds & notes of governments & government agencies outside the U.S.	—	2,701	—	2,701
Convertible bonds	540	5,780	—	6,320
Convertible stocks	8,643	3,196	—	11,839
Preferred securities	2,224	—	—	2,224
Common stocks	4,622	2,038	5,103	11,763
Short-term securities	—	79,277	—	79,277
Total	$16,029	$1,721,389	$17,012	$1,754,430

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$467	$—	$467
*	Credit default swaps are not included in the investment portfolio.
Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$217,454	$—	$217,454
Federal agency bonds & notes	—	58,671	—	58,671
U.S. Treasury bonds & notes	—	48,219	—	48,219
Asset-backed obligations	—	26,505	1,363	27,868
Short-term securities	—	10,487	—	10,487
Total	$—	$361,336	$1,363	$362,699

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$2,625	$—	$2,625
Unrealized appreciation on futures contracts	376	—	—	376
Liabilities:
Unrealized depreciation on interest rate swaps	—	(9,447)	—	(9,447)
Unrealized depreciation on futures contracts	(7)	—	—	(7)
Total	$369	$(6,822)	$—	$(6,453)
*	Interest rate swaps and futures contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 187 of 189

unaudited
Ultra-Short Bond Fund

At September 30, 2016, all of the fund’s investment securities were classified as Level 2.
U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,385,780	$—	$1,385,780
Federal agency bonds & notes	—	845,580	—	845,580
Mortgage-backed obligations	—	772,781	—	772,781
Short-term securities	—	133,957	—	133,957
Total	$—	$3,138,098	$—	$3,138,098

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$29,602	$—	$29,602
Unrealized appreciation on futures contracts	3,745	—	—	3,745
Liabilities:
Unrealized depreciation on interest rate swaps	—	(94,126)	—	(94,126)
Unrealized depreciation on futures contracts	(1,304)	—	—	(1,304)
Total	$2,441	$(64,524)	$—	$(62,083)
*	Interest rate swaps and futures contracts are not included in the investment portfolio.
Managed Risk Growth Fund

At September 30, 2016, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At September 30, 2016, all of the fund’s investments were classified as Level 1.
Managed Risk Blue Chip Income and Growth Fund

At September 30, 2016, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

At September 30, 2016, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At September 30, 2016, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 188 of 189

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-998-1116O-S54074	American Funds Insurance Series — Page 189 of 189

American Funds Insurance Series - Portfolio Series®
American Funds Global Growth Portfolio
Investment portfolio
September 30, 2016
unaudited
Growth funds 70.05%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	114,766	$2,893
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	46,100	964
American Funds Insurance Series – Growth Fund, Class 1	14,503	965
American Funds Insurance Series – New World Fund, Class 1	93,633	1,929
Total growth funds (cost: $6,893,000)		6,751
Growth-and-income funds 30.02%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	218,194	2,893
Total growth-and-income funds (cost: $2,810,000)		2,893
Total investment securities 100.07% (cost: $9,703,000)		9,644
Other assets less liabilities (0.07)%		(7)
Net assets 100.00%		$9,637
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2016 (000)
American Funds Insurance Series - Global Growth Fund, Class 1	141,345	95,740	18,891	114,766	$7	$2,893
American Funds Insurance Series - Global Growth and Income Fund, Class 1	66,078	57,333	8,644	218,194	7	2,893
American Funds Insurance Series - New World Fund, Class 1	61,944	40,173	8,485	93,633	2	1,929
American Funds Insurance Series - Growth Fund, Class 1	23,894	25,720	3,514	14,503	—	965
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	8,540	7,362	1,398	46,100	2	964
					$18	$9,644
American Funds Insurance Series — Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth and Income Portfolio
Investment portfolio
September 30, 2016
unaudited
Growth funds 15.01%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	88,201	$5,865
Total growth funds (cost: $5,813,000)		5,865
Growth-and-income funds 30.02%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	294,892	3,910
American Funds Insurance Series – Growth-Income Fund, Class 1	178,878	7,821
Total growth-and-income funds (cost: $11,784,000)		11,731
Equity-income and Balanced funds 25.02%
American Funds Insurance Series – Capital Income Builder, Class 1	1,000,579	9,776
Total equity-income and balanced funds (cost: $9,643,000)		9,776
Fixed income funds 30.02%
American Funds Insurance Series – Bond Fund, Class 1	694,541	7,821
American Funds Insurance Series – Global Bond Fund, Class 1	324,503	3,910
Total fixed income funds (cost: $11,479,000)		11,731
Total investment securities 100.07% (cost: $38,719,000)		39,103
Other assets less liabilities (0.07)%		(29)
Net assets 100.00%		$39,074
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2016 (000)
American Funds Insurance Series - Capital Income Builder, Class 1	400,856	627,175	27,450	1,000,579	$164	$9,776
American Funds Insurance Series - Bond Fund, Class 1	142,146	579,503	27,110	694,541	16	7,821
American Funds Insurance Series - Growth-Income Fund, Class 1	66,375	119,039	6,536	178,878	17	7,821
American Funds Insurance Series - Growth Fund, Class 1	33,207	58,087	3,092	88,201	9	5,865
American Funds Insurance Series - Global Growth and Income Fund, Class 1	244,071	341,654	290,833	294,892	18	3,910
American Funds Insurance Series - Global Bond Fund, Class 1	137,886	208,434	21,815	324,503	—	3,910
					$224	$39,103
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 2 of 9

American Funds Managed Risk Growth Portfolio
Investment portfolio
September 30, 2016
unaudited
Growth funds 42.01%	Shares	Value (000)
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	2,260,468	$47,289
American Funds Insurance Series – Growth Fund, Class 1	1,779,144	118,313
American Funds Insurance Series – International Fund, Class 1	2,660,050	47,216
Total growth funds (cost: $215,371,000)		212,818
Growth-and-income funds 28.02%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	3,592,549	47,314
American Funds Insurance Series – Growth-Income Fund, Class 1	2,164,764	94,643
Total growth-and-income funds (cost: $142,330,000)		141,957
Fixed income funds 23.33%
American Funds Insurance Series – Bond Fund, Class 1	10,493,383	118,156
Total fixed income funds (cost: $115,039,000)		118,156
Short-term securities 6.72%
Government Cash Management Fund	34,059,557	34,059
Total short-term securities (cost: $34,059,000)		34,059
Total investment securities 100.08% (cost: $506,799,000)		506,990
Other assets less liabilities (0.08)%		(391)
Net assets 100.00%		$506,599
Futures contracts

The fund did not hold any futures contracts as of September 30, 2016. The average month-end notional amount of open futures contracts while held was $52,939,000.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 3 of 9

unaudited
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2016 (000)
American Funds Insurance Series – Growth Fund, Class 1	878,746	984,501	84,103	1,779,144	$214	$118,313
American Funds Insurance Series – Bond Fund, Class 1	5,613,415	5,248,127	368,159	10,493,383	551	118,156
American Funds Insurance Series – Growth-Income Fund, Class 1	1,053,043	1,199,965	88,244	2,164,764	234	94,643
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	1,892,219	1,850,905	150,575	3,592,549	150	47,314
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	978,279	1,390,302	108,113	2,260,468	22	47,289
American Funds Insurance Series – International Fund, Class 1	1,320,785	1,508,432	169,167	2,660,050	69	47,216
					$1,240	$472,931
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 4 of 9

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio
September 30, 2016
unaudited
Growth funds 14.16%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,088,947	$72,415
Total growth funds (cost: $71,372,000)		72,415
Growth-and-income funds 37.73%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	7,266,523	96,354
American Funds Insurance Series – Growth-Income Fund, Class 1	2,208,930	96,574
Total growth-and-income funds (cost: $189,082,000)		192,928
Equity-income and Balanced funds 23.52%
American Funds Insurance Series – Capital Income Builder, Class 1	12,310,607	120,275
Total equity-income and balanced funds (cost: $118,153,000)		120,275
Fixed income funds 18.78%
American Funds Insurance Series – Bond Fund, Class 1	4,265,057	48,025
American Funds Insurance Series – Global Bond Fund, Class 1	3,985,440	48,024
Total fixed income funds (cost: $92,386,000)		96,049
Short-term securities 5.86%
Government Cash Management Fund	29,970,303	29,970
Total short-term securities (cost: $29,970,000)		29,970
Total investment securities 100.05% (cost: $500,963,000)		511,637
Other assets less liabilities (0.05)%		(268)
Net assets 100.00%		$511,369
Futures contracts

The fund did not hold any futures contracts as of September 30, 2016. The average month-end notional amount of open futures contracts while held was $59,867,000.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 5 of 9

unaudited
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2016 (000)
American Funds Insurance Series – Capital Income Builder, Class 1	5,784,371	6,738,475	212,239	12,310,607	$2,171	$120,275
American Funds Insurance Series – Growth-Income Fund, Class 1	957,799	1,292,994	41,863	2,208,930	229	96,574
American Funds Insurance Series – Global Growth and Income Fund, Class 1	3,520,976	3,894,210	148,663	7,266,523	238	96,354
American Funds Insurance Series – Growth Fund, Class 1	479,198	630,497	20,748	1,088,947	125	72,415
American Funds Insurance Series – Bond Fund, Class 1	2,050,723	2,398,080	183,746	4,265,057	214	48,025
American Funds Insurance Series – Global Bond Fund, Class 1	1,989,257	2,131,092	134,909	3,985,440	—	48,024
					$2,977	$481,667
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 6 of 9

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio
September 30, 2016
unaudited
Growth funds 23.36%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	743,381	$18,741
American Funds Insurance Series – International Fund, Class 1	702,279	12,465
Total growth funds (cost: $31,126,000)		31,206
Growth-and-income funds 18.71%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	1,885,409	25,001
Total growth-and-income funds (cost: $23,590,000)		25,001
Equity-income and Balanced funds 23.33%
American Funds Insurance Series – Global Balanced Fund, Class 1	2,710,470	31,170
Total equity-income and balanced funds (cost: $29,699,000)		31,170
Asset allocation funds 9.36%
American Funds Insurance Series – Asset Allocation Fund, Class 1	578,251	12,502
Total asset allocation funds (cost: $12,000,000)		12,502
Fixed income funds 18.65%
American Funds Insurance Series – Global Bond Fund, Class 1	2,067,086	24,908
Total fixed income funds (cost: $23,643,000)		24,908
Short-term securities 6.67%
Government Cash Management Fund	8,906,526	8,907
Total short-term securities (cost: $8,907,000)		8,907
Total investment securities 100.08% (cost: $128,965,000)		133,694
Other assets less liabilities (0.08)%		(106)
Net assets 100.00%		$133,588
Futures contracts

The fund did not hold any futures contracts as of September 30, 2016. The average month-end notional amount of open futures contracts while held was $14,559,000.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 7 of 9

unaudited
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2016 (000)
American Funds Insurance Series – Global Balanced Fund, Class 1	1,432,485	1,491,793	213,808	2,710,470	$—	$31,170
American Funds Insurance Series – Global Growth and Income Fund, Class 1	996,379	1,052,162	163,132	1,885,409	65	25,001
American Funds Insurance Series – Global Bond Fund, Class 1	1,123,939	1,191,430	248,283	2,067,086	—	24,908
American Funds Insurance Series – Global Growth Fund, Class 1	349,590	458,015	64,224	743,381	48	18,741
American Funds Insurance Series – Asset Allocation Fund, Class 1	298,531	323,570	43,850	578,251	32	12,502
American Funds Insurance Series – International Fund, Class 1	339,937	424,689	62,347	702,279	18	12,465
					$163	$124,787
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 8 of 9

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At September 30, 2016, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-875-1116O-S54041	American Funds Insurance Series — Portfolio Series — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By __/s/ Michael J. Downer______________________
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Michael J. Downer______________________
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2016

By __/s/ Gregory F. Niland________________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: November 28, 2016